Consolidated Schedule of Investments - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Coupon		4.17%
Amortized Cost		$ 21,360,914,400	$ 11,482,053,000
Fair Value		$ 21,508,598,400	$ 11,549,149,400
% of Net Assets		204.73%	195.73%
Software and Services
Amortized Cost		$ 4,696,255,400	$ 2,468,993,900
Fair Value		$ 4,725,434,100	$ 2,483,602,500
% of Net Assets		44.98%	42.09%
Health Care Equipment and Services
Amortized Cost		$ 2,368,817,900	$ 1,065,043,800
Fair Value		$ 2,368,334,500	$ 1,070,024,600
% of Net Assets		22.54%	18.13%
Commercial and Professional Services
Amortized Cost		$ 1,865,620,500	$ 839,395,200
Fair Value		$ 1,849,522,600	$ 847,225,600
% of Net Assets		17.60%	14.36%
Capital Goods
Amortized Cost		$ 1,663,903,600	$ 1,019,076,300
Fair Value		$ 1,661,724,000	$ 1,020,854,400
% of Net Assets		0.1582%	17.30%
Financial Services
Amortized Cost		$ 1,427,873,500	$ 757,854,900
Fair Value		$ 1,440,506,100	$ 771,356,100
% of Net Assets		13.71%	13.07%
Investment Funds and Vehicles
Amortized Cost		$ 1,841,282,500	$ 478,416,900
Fair Value		$ 1,826,970,400	$ 483,169,200
% of Net Assets		17.39%	8.19%
Consumer Services
Amortized Cost			$ 994,645,700
Fair Value			$ 1,004,126,500
% of Net Assets			17.02%
Insurance
Amortized Cost			$ 725,466,800
Fair Value			$ 728,449,100
% of Net Assets			12.35%
World Insurance Associates, LLC and World Associates Holdings, LLC
Amortized Cost		$ 1,086,779,000
Fair Value		$ 1,096,024,800
% of Net Assets		10.43%
Sports, Media and Entertainment
Amortized Cost		$ 776,717,900	$ 662,924,300
Fair Value		$ 817,462,800	$ 666,185,200
% of Net Assets		7.78%	11.29%
Pharmaceuticals, Biotechnology and Life Sciences
Amortized Cost		$ 656,406,200	$ 547,352,200
Fair Value		$ 665,524,700	$ 548,098,500
% of Net Assets		6.33%	9.29%
Consumer Distribution and Retail
Amortized Cost		$ 631,418,900	$ 307,292,600
Fair Value		634,669,100	$ 312,991,500
% of Net Assets			5.30%
Independent Power and Renewable Electricity Producers
Amortized Cost		465,809,300	$ 86,804,200
Fair Value		$ 514,233,000	$ 86,939,700
% of Net Assets		4.89%	1.47%
Materials
Amortized Cost		$ 370,039,800	$ 267,311,200
Fair Value		$ 355,083,900	$ 262,069,900
% of Net Assets		3.38%	4.44%
Energy
Amortized Cost		$ 412,090,200	$ 144,292,900
Fair Value		$ 412,813,200	$ 145,009,600
% of Net Assets		3.93%	2.46%
Transportation
Amortized Cost		$ 349,695,600	$ 152,496,700
Fair Value		$ 363,371,300	$ 149,183,000
% of Net Assets		3.46%	2.53%
Food and Beverage
Amortized Cost		$ 324,520,300	$ 195,658,000
Fair Value		$ 330,381,500	$ 196,375,200
% of Net Assets		3.14%	3.33%
Automobiles and Components
Amortized Cost		$ 246,828,000	$ 166,724,300
Fair Value		$ 253,220,100	$ 170,222,500
% of Net Assets		2.41%	2.88%
Telecommunication Services
Amortized Cost		$ 192,154,100	$ 157,930,900
Fair Value		$ 191,132,700	$ 159,057,100
% of Net Assets		1.82%	2.70%
Household and Personal Products
Amortized Cost		$ 263,773,500	$ 66,383,000
Fair Value		$ 264,727,000	$ 67,342,800
% of Net Assets		2.52%	1.14%
Technology Hardware and Equipment
Amortized Cost		$ 192,643,100	$ 134,199,000
Fair Value		$ 190,688,300	$ 134,705,100
% of Net Assets		1.82%	2.28%
Consumer Durables and Apparel
Amortized Cost		$ 108,723,400	$ 177,477,400
Fair Value		$ 111,110,200	$ 177,419,000
% of Net Assets		1.06%	3.01%
Gas Utilities
Amortized Cost		$ 28,193,900	$ 5,021,900
Fair Value		$ 28,154,900	$ 5,005,000
% of Net Assets		0.27%	0.08%
Real Estate Management and Development
Amortized Cost		$ 53,652,500	$ 44,151,400
Fair Value		$ 62,114,300	$ 42,572,500
% of Net Assets		0.59%	0.72%
CPI Holdco B, LLC
Amortized Cost			$ 34,356,200
Fair Value			34,456,900
Real Estate
Amortized Cost		$ 43,965,300	11,247,200
Fair Value		$ 44,185,800	$ 11,232,200
% of Net Assets		0.42%	0.19%
Semiconductors and Semiconductor Equipment
Amortized Cost			$ 5,892,300
Fair Value			$ 5,932,600
% of Net Assets			0.10%
Whatabrands LLC
Amortized Cost		$ 1,293,750,000
Fair Value		$ 1,301,209,100
% of Net Assets		12.39%
Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP
Amortized Cost		$ 17,404,000	$ 20,504,600
Fair Value		$ 17,705,900	20,906,100
New Mountain Partners III, L.P., Limited partnership interest
Shares/Units (as a percent)		0.2
Amortized Cost		$ 320,900
Fair Value		$ 393,300
New Mountain Partners IV, L.P., Limited partnership interest
Shares/Units (as a percent)		0.2
Amortized Cost		$ 914,200
Fair Value		872,000
Adonis Bidco Inc.
Amortized Cost		111,889,800
Fair Value		114,034,800
Aptean, Inc. and Aptean Acquiror Inc.
Amortized Cost		49,253,300
Fair Value		49,521,200
Asurion, LLC
Amortized Cost			40,032,300
Fair Value			40,010,500
Banyan Software Holdings, LLC and Banyan Software Intermediate, Inc.
Amortized Cost		38,041,400
Fair Value		43,542,500
Bobcat Purchaser, LLC and Bobcat Topco, L.P.
Amortized Cost		13,007,800	13,092,500
Fair Value		13,223,500	13,351,900
Boost Newco Borrower, LLC
Amortized Cost		130,788,000
Fair Value		130,779,100
Capnor Connery Bidco A/S
Amortized Cost		79,419,800
Fair Value		80,928,500
Cascade Parent Inc., Cascade Intermediate II, Inc., and Haveli Cascade Co-Invest I, L.P.
Amortized Cost		49,414,200
Fair Value		49,369,300
CBTS Borrower, LLC and CBTS TopCo, L.P.
Amortized Cost		9,891,400	8,520,300
Fair Value		10,598,300	8,515,000
Centralsquare Technologies, LLC and Supermoose Newco, Inc.
Amortized Cost		64,677,700
Fair Value		65,980,800
Cloud Software Group, Inc. and Picard Parent, Inc.
Amortized Cost		143,655,600	121,673,400
Fair Value		144,389,600	123,448,700
Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc.
Amortized Cost		175,309,200
Fair Value		170,079,800
Digicert, Inc., Dcert Buyer, Inc., DCert Preferred Holdings, Inc. and Destiny Digital Holdings, L.P.
Amortized Cost		75,123,300
Fair Value		74,099,400
Diligent Corporation
Amortized Cost		21,012,600
Fair Value		20,899,600
Eclipse Topco, Inc., Eclipse Investor Parent, L.P. And Eclipse Buyer, Inc.
Amortized Cost		110,711,700
Fair Value		111,666,200
Edmunds Govtech, Inc.
Amortized Cost		3,488,600
Fair Value		3,559,200
Flexera Software LLC
Amortized Cost		117,774,400
Fair Value		118,464,300
ID.me, LLC
Amortized Cost		88,689,200
Fair Value		91,834,500
JAMS Holdings LP And Jams Buyer LLC
Amortized Cost		14,932,700
Fair Value		15,440,700
Kairos Bidco Limited
Amortized Cost		26,395,900
Fair Value		26,132,800
Kaseya Inc. and Knockout Intermediate Holdings I Inc.
Amortized Cost		52,131,200
Fair Value		51,268,700
Metatiedot Bidco OY and Metatiedot US, LLC
Amortized Cost		13,227,900	11,314,700
Fair Value		14,141,400	11,180,000
Modernizing Medicine, Inc. and ModMed Software Midco Holdings, Inc.
Amortized Cost		75,056,100
Fair Value		76,131,000
North Star Acquisitionco, LLC and Toucan Bidco Limited
Amortized Cost		9,328,300	17,193,100
Fair Value		9,386,400	17,150,200
PCMI Parent, LLC and PCMI Ultimate Holdings, LP
Amortized Cost		37,552,700
Fair Value		38,046,000
Proofpoint, Inc.
Amortized Cost		157,488,300
Fair Value		158,146,100
QBS Parent, Inc.
Amortized Cost		14,703,700
Fair Value		14,772,200
RealPage, Inc.
Amortized Cost		53,622,000	51,648,700
Fair Value		53,883,000	51,955,700
Sophia, L.P.
Amortized Cost		68,070,400	27,109,500
Fair Value		68,437,300	27,489,900
Transit Technologies LLC
Amortized Cost		18,594,800
Fair Value		18,668,700
UFS, LLC and BV-UFS Aggregator, LLC
Amortized Cost		35,546,700
Fair Value		35,533,200
Vantage Data Centers Europe S.a r.l.
Amortized Cost		2,292,200
Fair Value		2,521,900
Victors Purchaser, LLC and WP Victors Co-Investment, L.P.
Amortized Cost		71,052,700	52,136,000
Fair Value		75,978,600	52,186,600
Viper Bidco, Inc.
Amortized Cost		24,489,400	23,394,800
Fair Value		25,270,000	23,327,100
Wellington Bidco Inc. and Wellington TopCo LP
Amortized Cost		48,421,900	54,313,800
Fair Value		49,160,300	54,842,500
WorkWave Intermediate II, LLC
Amortized Cost		179,701,700
Fair Value		179,614,800
ZocDoc, Inc.
Amortized Cost		29,899,200
Fair Value		30,147,400
Aerin Medical Inc.
Amortized Cost		17,766,900	14,780,700
Fair Value		18,087,900	15,009,900
Alcresta Therapeutics, Inc.
Amortized Cost		9,048,200
Fair Value		9,046,700
Amerivet Partners Management, Inc. and AVE Holdings LP
Amortized Cost		42,273,600	36,510,700
Fair Value		34,871,600	34,306,000
Artivion, Inc.
Amortized Cost		28,320,400	28,217,400
Fair Value		28,867,300	28,867,300
Avalign Holdings, Inc. and Avalign Technologies, Inc.
Amortized Cost		28,925,600	27,378,800
Fair Value		24,024,400	25,759,900
AX VI VET Holding I ApS
Amortized Cost		2,207,000
Fair Value		2,923,000
Bausch + Lomb Corporation
Amortized Cost		35,814,600
Fair Value		36,042,700
BVI Medical, Inc. and BVI Group Limited
Amortized Cost		144,610,500
Fair Value		140,111,800
Cradle Lux Bidco S.A.R.L.
Amortized Cost		15,703,200	12,392,100
Fair Value		17,126,900	12,208,000
Empower Payments Investor, LLC
Amortized Cost		23,595,100
Fair Value		23,868,100
Himalaya TopCo LLC and BCPE Hyperlink Holdings, LP
Amortized Cost		159,083,100
Fair Value		160,307,100
HuFriedy Group Acquisition LLC
Amortized Cost		59,774,900	55,772,100
Fair Value		60,651,800	56,763,100
NMN Holdings III Corp. and NMN Holdings LP
Amortized Cost		19,770,500
Fair Value		20,024,800
Nomi Health, Inc.
Amortized Cost			18,181,000
Fair Value			18,500,000
Medline Borrower, LP
Amortized Cost		98,078,400
Fair Value		98,384,200
Revival Animal Health, LLC
Amortized Cost		32,689,800
Fair Value		31,571,200
Silver Midco 1 GmbH and Silver Bidco GmbH
Amortized Cost		41,497,600
Fair Value		41,393,900
Spruce Bidco II Inc.
Amortized Cost		122,733,700
Fair Value		125,275,600
Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc.
Amortized Cost		14,453,700
Fair Value		15,508,100
Team Health Holdings, Inc.
Amortized Cost		99,625,000
Fair Value		100,112,900
U.S. Urology Partners, LLC and General Atlantic (USU) Blocker Collection Holdco, L.P.
Amortized Cost		17,494,200
Fair Value		18,952,100
United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP
Amortized Cost		15,124,600	10,637,300
Fair Value		15,394,100	10,922,700
VetPartners Group Limited
Amortized Cost		53,684,300
Fair Value		54,615,400
Aldinger Company Inc
Amortized Cost		36,631,300
Fair Value		36,906,900
Bluejack Fire Acquisition, Inc. and Bluejack Fire Holdings LLC
Amortized Cost		7,135,000
Fair Value		7,159,200
Bobtail AcquisitionCo, LLC
Amortized Cost		32,927,200
Fair Value		32,900,800
Cards-Live Oak Holdings, Inc.
Amortized Cost		33,393,300
Fair Value		33,382,400
Celnor Group Limited
Amortized Cost		7,850,200
Fair Value		8,288,900
Dayforce, Inc.
Amortized Cost		67,812,900
Fair Value		67,732,600
Denali Intermediate Holdings, Inc. and Denali Parent Holdings, L.P.
Amortized Cost		230,299,900
Fair Value		230,099,000
Dorado Bidco, Inc.
Amortized Cost			6,042,600
Fair Value			6,039,900
Drogon Bidco Inc. & Drogon Aggregator LP
Amortized Cost		35,576,800	28,477,100
Fair Value		36,037,800	29,879,700
Duraserv LLC
Amortized Cost		36,108,300
Fair Value		36,383,500
Elliott Davis Advisory, LLC and Elliott Davis Advisory HoldCo, LLC
Amortized Cost		37,323,500
Fair Value		37,296,900
Firebird Acquisition Corp, Inc.
Amortized Cost		21,393,400
Fair Value		21,489,100
FlyWheel Acquireco, Inc.
Amortized Cost		12,984,900	13,960,700
Fair Value		13,252,200	14,296,800
Frontline Road Safety Operations, LLC
Amortized Cost		83,624,200
Fair Value		84,273,000
GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC
Amortized Cost		4,711,300	4,129,000
Fair Value		5,337,000	4,126,400
HP RSS Buyer, Inc.
Amortized Cost		28,993,800	13,191,200
Fair Value		29,202,500	13,365,400
Intero Integrity Services Group B.V.
Amortized Cost		5,740,500
Fair Value		6,129,500
Jones Fish Hatcheries & Distributors, LLC and Pond Management Group Holdings, LLC
Amortized Cost		12,964,400
Fair Value		12,962,500
Indigo Acquisition B.V.
Amortized Cost			4,858,400
Fair Value			4,876,500
Kings Buyer, LLC
Amortized Cost		18,811,600	18,413,900
Fair Value		17,928,700	18,622,200
LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP
Amortized Cost		21,924,600	21,713,600
Fair Value		21,550,300	21,585,400
Lightbeam Bidco, Inc.
Amortized Cost		24,141,500	16,930,400
Fair Value		24,453,600	17,163,400
MSIS Holdings, Inc. and MS Precision Parent, LP
Amortized Cost		28,033,200
Fair Value		28,486,000
Neptune Bidco US Inc. and Elliott Metron Co-Investor Aggregator L.P.
Amortized Cost		186,890,800
Fair Value		192,318,900
North Haven Stack Buyer, LLC
Amortized Cost			27,800
Fair Value			28,300
Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC
Amortized Cost		43,402,100	40,152,300
Fair Value		36,780,500	44,467,500
PSC Parent, Inc.
Amortized Cost		53,624,600	52,451,900
Fair Value		54,039,100	52,913,800
PYE-Barker Fire & Safety, LLC
Amortized Cost			32,582,100
Fair Value			32,760,100
SGM Acquisition Sub, LLC and Schill Holdings, LP
Amortized Cost		18,561,200
Fair Value		18,648,400
SV Newco 2, Inc. and Site 2020 Incorporated
Amortized Cost		28,757,500	15,996,000
Fair Value		29,023,700	16,218,900
Talon Buyer Inc. and Talon Holdings SCSP
Amortized Cost		29,712,300
Fair Value		31,620,300
The Hiller Companies, LLC
Amortized Cost		32,669,900	25,712,600
Fair Value		32,890,700	25,964,300
TVG-MGT Upper Intermediate Holdings, LLC
Amortized Cost		24,801,900
Fair Value		24,734,100
Unity Purchaser, LLC and Unity Ultimate Holdings, LP
Amortized Cost		15,917,900
Fair Value		16,027,500
UP Intermediate II LLC and UPBW Blocker LLC
Amortized Cost		17,852,800	5,810,400
Fair Value		18,661,600	5,608,600
W.S. Connelly & Co., LLC and WSC Ultimate Holdings, LLC
Amortized Cost		39,723,400	30,829,300
Fair Value		40,829,600	30,873,400
ABPF 2025-2
Amortized Cost		20,600,000
Fair Value		20,626,800
ADLP LLC
Amortized Cost		391,000,000
Fair Value		391,000,000
AeriTek Global US Acquisition Inc., AeriTek Global Holdings LLC, and Minus Forty QBD Corp.
Amortized Cost		94,531,800
Fair Value		94,432,200
Airx Climate Solutions, Inc.
Amortized Cost		34,948,400	35,935,500
Fair Value		35,321,800	36,573,400
BGIF IV Fearless Utility Services, Inc.
Amortized Cost			41,817,800
Fair Value			42,205,500
Brown Group Holding, LLC
Amortized Cost		36,352,200
Fair Value		36,537,600
CPIG Holdco Inc.
Amortized Cost		14,458,700	14,517,900
Fair Value		14,663,000	14,813,000
Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC
Amortized Cost		76,155,200
Fair Value		77,520,300
Generator US Buyer, Inc.
Amortized Cost		8,680,400	8,642,300
Fair Value		8,847,300	8,489,800
Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC
Amortized Cost		77,908,700
Fair Value		78,581,200
HPCC Parent, Inc. and Patriot Container Corp.
Amortized Cost		77,101,000	71,507,700
Fair Value		78,903,800	71,369,300
OPH NEP Investment, LLC
Amortized Cost		39,895,600	32,490,600
Fair Value		42,213,500	35,019,400
Paris US Holdco, Inc. & 1001028292 Ontario Inc.
Amortized Cost		52,625,400
Fair Value		53,140,900
Pave America Holding, LLC
Amortized Cost		22,416,100
Fair Value		22,390,900
PumpTech, LLC and Impel CV-B, LP
Amortized Cost		16,918,100
Fair Value		16,845,700
Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P
Amortized Cost		35,214,700	32,838,500
Fair Value		36,443,500	33,662,400
Cannon Bridge Designated Activity Company
Amortized Cost		3,486,000	1,479,800
Fair Value		3,383,800	1,447,800
Clearstead Advisors, LLC
Amortized Cost		8,674,000
Fair Value		8,710,000
Endeavor Bidco LLC and Endeavor TopCo, Inc.
Amortized Cost		15,574,200	10,778,100
Fair Value		17,093,400	10,765,900
Grit Buyer, Inc. and Integrum Grit Co-Invest LP
Amortized Cost		66,934,700
Fair Value		67,092,400
GTCR F Buyer Corp. and GTCR (D) Investors LP
Amortized Cost			11,870,800
Fair Value			12,133,200
Isthmus Capital LLC
Amortized Cost			1,486,300
Fair Value			1,520,600
Kohlberg Private Credit Investors Rated Feeder-L, L.L.C
Amortized Cost		2,771,300
Fair Value		2,770,600
Mai Capital Management Intermediate LLC
Amortized Cost		13,677,200	8,798,400
Fair Value		13,785,300	8,788,600
Mariner Wealth Advisors, LLC
Amortized Cost		18,342,200
Fair Value		18,437,100
MC Accelerate Co-Invest Feeder LP and MC CIF Wealth Management (UK) Ltd.
Amortized Cost		31,949,700
Fair Value		31,941,400
Medlar Bidco Limited
Amortized Cost		46,021,300
Fair Value		46,774,300
Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP
Amortized Cost		18,750,300
Fair Value		18,731,600
Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P.
Amortized Cost		26,909,900	26,601,400
Fair Value		27,261,000	27,005,100
PCIA SPV-3, LLC and ASE Royal Aggregator, LLC
Amortized Cost		12,983,800	10,386,900
Fair Value		13,594,700	10,868,100
PCS MidCo, Inc. and PCS Parent, L.P.
Amortized Cost		12,474,500	12,643,800
Fair Value		12,725,200	12,932,900
RWA Wealth Partners, LLC
Amortized Cost			8,033,600
Fair Value			8,030,000
Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC
Amortized Cost		31,732,100	2,805,700
Fair Value		31,810,000	2,858,000
The Edelman Financial Center, LLC
Amortized Cost		104,665,900	84,028,600
Fair Value		104,716,200	84,615,500
TPG IX Cardiff Debt HoldCo I, LLC, TPG IX Cardiff Debt Holdco II, LLC, TPG IX Cardiff CI I, L.P., and TPG IX Cardiff CI II, L.P.
Amortized Cost		14,728,600
Fair Value		16,226,100
Wellington-Altus Financial Inc.
Amortized Cost		3,431,300	2,382,200
Fair Value		4,707,700	2,414,100
ALP CFO 2025, L.P. and Alp CFO 2025 (Offshore Feeder) A, L.P.
Amortized Cost		26,959,500
Fair Value		27,835,000
ATRM 14
Amortized Cost		10,329,300	10,904,500
Fair Value		9,282,900	11,102,900
BALLY 2024-26
Amortized Cost		4,793,100
Fair Value		4,297,600
BC European Capital IX - 2 LP
Amortized Cost		1,396,600
Fair Value		2,144,600
BERRY 2024-1
Amortized Cost		2,055,000
Fair Value		1,912,100
Blackstone Capital Partners VI L.P.
Amortized Cost		1,713,300
Fair Value		1,987,700
BSP 2025-40
Amortized Cost		11,443,300
Fair Value		10,003,600
BYRDPK 2025-1
Amortized Cost		3,125,400
Fair Value		3,204,900
CAIF 1
Amortized Cost		35,324,300
Fair Value		36,281,800
CAVU 2022-2
Amortized Cost		5,525,000
Fair Value		5,629,500
CGMS 2023-1
Amortized Cost		15,162,400
Fair Value		14,802,800
CGMS 2024-5
Amortized Cost		3,740,000	3,909,800
Fair Value		3,682,500	4,025,500
CIFC 2019-5
Amortized Cost		1,547,700
Fair Value		1,584,900
CIFC 2021-5
Amortized Cost		3,835,700
Fair Value		3,839,100
CIFC 2025-4
Amortized Cost		15,279,400
Fair Value		15,057,900
CLRMPK 2025-1
Amortized Cost		14,523,000
Fair Value		13,856,400
KKR 2024-53
Amortized Cost		7,197,100	7,764,000
Fair Value		6,424,100	7,957,000
MAGNE 2024-42
Amortized Cost		2,746,300
Fair Value		2,801,400
MAGNE 2025-48
Amortized Cost		18,289,000
Fair Value		17,593,900
MDPK 2015-17
Amortized Cost		8,490,000
Fair Value		7,397,000
MDPK 2018-30
Amortized Cost		8,518,000
Fair Value		6,261,700
MDPK 2018-32
Amortized Cost		6,297,400
Fair Value		5,925,200
MDPK 2019-37
Amortized Cost		1,832,200
Fair Value		1,682,400
MDPK 2022-60
Amortized Cost		6,488,500
Fair Value		6,262,300
MDPK 2024-66
Amortized Cost		4,686,700	4,836,300
Fair Value		4,324,100	4,849,300
OAKC 2012-7
Amortized Cost		5,225,900
Fair Value		5,214,800
OAKC 2016-13
Amortized Cost		4,575,300	4,637,100
Fair Value		3,832,000	4,717,100
OAKC 2020-6
Amortized Cost		4,177,900	4,499,000
Fair Value		3,717,300	4,520,800
OAKC 2021-8
Amortized Cost		3,238,200
Fair Value		2,964,300
OAKC 2021-9
Amortized Cost		3,451,000	3,577,200
Fair Value		3,256,900	3,633,900
OCP 2015-10
Amortized Cost		9,012,400
Fair Value		9,222,100
OCP 2022-24
Amortized Cost		3,164,300
Fair Value		3,173,900
OHACP 2024-17
Amortized Cost		5,288,300	5,479,500
Fair Value		5,067,400	5,492,300
RRAM 2022-21
Amortized Cost		8,900,200
Fair Value		7,304,200
RRAM 2024-30
Amortized Cost		6,424,000
Fair Value		5,963,100
RRAM 2024-31
Amortized Cost		9,383,500
Fair Value		9,396,200
SIXST 2022-21
Amortized Cost		5,440,400
Fair Value		5,172,500
SIXST 2025-28
Amortized Cost		3,017,900
Fair Value		2,858,400
SIXST 2025-30
Amortized Cost		7,816,200
Fair Value		7,653,900
STKPK 2022-1
Amortized Cost		17,688,600
Fair Value		15,351,700
VOYA 2021-3
Amortized Cost		4,375,000
Fair Value		4,443,100
VOYA 2025-2
Amortized Cost		14,108,200
Fair Value		13,907,400
Alterra Mountain Company
Amortized Cost		60,284,200	33,521,300
Fair Value		60,303,400	33,637,100
Apex Service Partners, LLC and Apex Service Partners Holdings, LLC
Amortized Cost		74,899,300	48,283,000
Fair Value		76,508,100	49,839,500
Birdie Bidco, Inc.
Amortized Cost		73,558,800
Fair Value		73,762,800
Equinox Holdings, Inc.
Amortized Cost		45,948,200	45,555,900
Fair Value		46,918,500	46,894,700
Excel Fitness Consolidator LLC, Health Buyer LLC and Excel Fitness Holdings, Inc.
Amortized Cost		11,067,100
Fair Value		11,187,700
Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP
Amortized Cost		60,081,400	49,882,700
Fair Value		60,947,900	51,574,000
GS SEER Group Borrower LLC and GS SEER Group Holdings LLC
Amortized Cost		13,118,400	11,536,800
Fair Value		12,895,200	11,825,300
Helios Service Partners, LLC and Astra Service Partners, LLC
Amortized Cost			8,941,500
Fair Value			9,044,300
IFH Franchisee Holdings, LLC
Amortized Cost		57,445,900	57,722,400
Fair Value		58,205,400	57,716,200
Infinity Home Services HoldCo, Inc. and IHS Parent Holdings, L.P.
Amortized Cost		16,161,400	11,430,700
Fair Value		16,433,200	11,798,800
Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P.
Amortized Cost		16,010,400	16,263,300
Fair Value		16,229,700	16,568,300
LHS Borrower, LLC, LH Equity Investors, L.P., Leaf Home, LLC and GC Fund IV Blocker LLC
Amortized Cost		93,370,000
Fair Value		95,021,200
Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc.
Amortized Cost		34,986,100	28,259,100
Fair Value		35,164,300	28,648,900
North Haven Fairway Buyer, LLC and Fairway Lawns, LLC
Amortized Cost		14,731,300
Fair Value		14,900,000
Northwinds Holding, Inc. and Northwinds Services Group LLC
Amortized Cost		21,922,400	12,505,900
Fair Value		22,240,800	12,862,100
PestCo Holdings, LLC and PestCo, LLC
Amortized Cost		21,986,500	15,900,700
Fair Value		22,035,500	16,160,100
Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc.
Amortized Cost		10,246,800	8,496,000
Fair Value		8,290,000	8,479,300
Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P.
Amortized Cost		79,362,200	65,282,700
Fair Value		82,803,200	66,462,200
TSWT Acquisition, Inc. and TSWT Holdings, LLC
Amortized Cost		14,389,200
Fair Value		14,377,500
Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC
Amortized Cost		34,683,700	34,158,300
Fair Value		31,182,800	34,968,000
Vista Higher Learning, LLC
Amortized Cost		27,461,700
Fair Value		27,448,200
15484880 Canada Inc. and 15484910 Canada Inc.
Amortized Cost		33,348,600
Fair Value		34,538,000
Acrisure, LLC
Amortized Cost		54,512,200	61,672,500
Fair Value		54,603,800	61,677,100
Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer
Amortized Cost		57,560,000
Fair Value		57,848,400
Bellwether Buyer, L.L.C. and Bellwether Topco V Buyer, Inc.
Amortized Cost		14,266,400
Fair Value		14,330,700
Diamond Mezzanine 24 LLC
Amortized Cost		78,606,700	59,413,100
Fair Value		79,236,300	59,400,000
DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP
Amortized Cost		48,326,800	42,321,200
Fair Value		50,420,200	44,179,600
Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc.
Amortized Cost		13,491,000
Fair Value		13,549,900
HIG Finance 2 Limited
Amortized Cost		43,954,800
Fair Value		44,077,100
Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc.
Amortized Cost		39,074,000
Fair Value		39,597,200
Knight AcquireCo, LLC and Knight Holdings, LP
Amortized Cost		81,951,200
Fair Value		81,942,600
OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP
Amortized Cost		17,384,300	12,905,900
Fair Value		17,842,000	12,960,800
USI, Inc.
Amortized Cost		88,800,500	55,483,700
Fair Value		88,947,500	55,335,600
FEH Group, LLC.
Amortized Cost		142,815,700
Fair Value		168,829,700
Fever Labs, Inc.
Amortized Cost		49,664,500	26,293,600
Fair Value		52,083,100	28,076,900
League One Volleyball Clubs, LLC and League One Volleyball, Inc.
Amortized Cost		2,900
Fair Value		4,500
Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P.
Amortized Cost		32,873,200
Fair Value		33,757,600
Mari Events Midco LLC and AE EventsCo Holdings LLC
Amortized Cost		21,957,500
Fair Value		21,885,100
Mari Miami II LLC and South Florida Tennis, LLC
Amortized Cost		8,438,100
Fair Value		8,415,300
Melody TopCo LP and Melody Holdings LP
Amortized Cost		51,786,700
Fair Value		51,759,500
NEP Group, Inc.
Amortized Cost			38,787,300
Fair Value			36,586,200
Orange Barrel Media, LLC/IKE Smart City, LLC
Amortized Cost		6,439,000	4,652,200
Fair Value		6,477,200	4,715,300
Shout! Factory, LLC
Amortized Cost		17,657,000
Fair Value		17,631,900
1261229 B.C. LTD.
Amortized Cost		69,927,000
Fair Value		69,830,500
ADMA Biologics Inc.
Amortized Cost			2,199,300
Fair Value			2,240,800
Alcami Corporation
Amortized Cost		4,264,600	4,187,600
Fair Value		4,396,100	4,364,900
Artemis BidCo 2 LLC
Amortized Cost		31,894,500
Fair Value		31,884,100
Bamboo US BidCo LLC
Amortized Cost		28,103,400	22,076,100
Fair Value		29,399,700	22,360,000
Cambrex Corporation
Amortized Cost		120,887,600
Fair Value		122,096,800
Creek Parent, Inc. and Creek Feeder, L.P.
Amortized Cost		125,273,600
Fair Value		129,077,100
Gula Buyer Inc. and Gula Co-Invest II, L.P.
Amortized Cost		147,905,800
Fair Value		149,592,900
WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P.
Amortized Cost			5,053,300
Fair Value			5,091,100
BGI Purchaser, Inc
Amortized Cost		42,326,700	44,876,000
Fair Value		42,789,100	45,464,200
City Line Distributors LLC and City Line Investments LLC
Amortized Cost		2,845,400	2,847,800
Fair Value		2,876,100	2,898,200
Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP
Amortized Cost		13,731,400	8,404,700
Fair Value		15,092,700	8,132,600
Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC
Amortized Cost		12,987,700	9,227,200
Fair Value		13,285,600	9,417,400
Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc.
Amortized Cost			52,067,000
Fair Value			54,957,000
Royal Borrower, LLC and Royal Parent, LP
Amortized Cost		20,561,900	20,580,800
Fair Value		20,285,600	22,238,400
Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P.
Amortized Cost		7,963,700	7,588,500
Fair Value		6,903,900	7,474,700
Calpine Corp
Amortized Cost		61,360,000
Fair Value		61,364,800
Watt Holdco Limited
Amortized Cost		4,605,900	4,312,500
Fair Value		4,927,000	4,163,100
Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC
Amortized Cost		3,132,100
Fair Value		2,223,200
Bulab Holdings, Inc. and Buckman PPC Co-Invest LP
Amortized Cost		54,090,800
Fair Value		54,867,100
BW Holding, Inc.
Amortized Cost		19,423,100
Fair Value		15,279,000
Flexsys Cayman Holdings, LP
Amortized Cost		13,542,400
Fair Value		4,161,300
Meyer Laboratory, LLC and Meyer Parent, LLC
Amortized Cost		12,049,200	9,871,500
Fair Value		11,132,600	10,058,100
NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP
Amortized Cost		34,466,400
Fair Value		35,067,400
Precision Concepts Parent Inc., Precision Concepts International LLC, And Precision Concepts Canada Corporation
Amortized Cost		33,865,000
Fair Value		33,813,600
Reagent Chemical & Research, LLC
Amortized Cost			48,990,000
Fair Value			49,891,900
Sterilex LLC
Amortized Cost		5,316,800
Fair Value		5,313,000
Freeport LNG investments, LLLP
Amortized Cost		62,414,400	41,793,700
Fair Value		62,515,100	41,765,800
FTAI Infrastructure Inc. and FIP RR Holdings LLC
Amortized Cost		121,392,800
Fair Value		120,796,200
Nordic Ferry Infrastructure AS
Amortized Cost		117,286,000	117,033,300
Fair Value		131,367,100	113,803,200
Student Transportation of America, Inc.
Amortized Cost		8,575,200
Fair Value		8,610,600
Zeppelin US Buyer Inc. and Providence Equity Partners IX-C L.P.
Amortized Cost		11,980,200
Fair Value		11,962,600
Forward Keystone Holdings, LP
Amortized Cost		27,268,200
Fair Value		28,231,000
Froneri International Limited
Amortized Cost		39,807,600
Fair Value		40,004,900
HBH Buyer, LLC
Amortized Cost		27,915,700
Fair Value		27,900,600
Spindrift Beverage Co., Inc. and SBC Aggregator LP
Amortized Cost		17,235,400
Fair Value		19,460,200
New ChurcHill HoldCo LLC and Victory Topco, LP
Amortized Cost			21,534,700
Fair Value			23,511,400
Telle Tire & Auto Service, LLC and Next Horizon Capital TireCo SPV, LP
Amortized Cost		8,114,900
Fair Value		8,288,700
Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC
Amortized Cost		100,461,300	36,527,700
Fair Value		101,833,900	37,339,100
Lumen Technologies
Amortized Cost		73,130,500
Fair Value		73,089,300
Zayo Group Holdings, Inc.
Amortized Cost		23,409,300
Fair Value		23,320,600
Silk Holdings III Corp. and Silk Holdings I Corp.
Amortized Cost		147,628,800	41,351,300
Fair Value		147,606,200	42,316,700
TCI Buyer LLC and TCI Holdings, LP
Amortized Cost		24,640,700	25,031,700
Fair Value		25,015,600	25,026,100
WU Holdco, Inc.
Amortized Cost		9,827,100
Fair Value		9,875,300
Churchill OpCo Holdings LLC And Victory Topco, LP
Amortized Cost		32,080,600
Fair Value		36,585,000
Collision SP Subco, LLC
Amortized Cost		7,141,200	4,561,800
Fair Value		7,233,600	4,645,500
Cotiviti Holdings, Inc.
Amortized Cost		18,558,100
Fair Value		18,005,000
Emerald Debt Merger Sub LLC
Amortized Cost		29,666,400	42,363,300
Fair Value		29,776,500	42,544,700
Sport Maska Inc.
Amortized Cost		20,877,200
Fair Value		22,439,600
St Athena Global LLC and St Athena Global Holdings Limited
Amortized Cost		50,225,600	51,051,200
Fair Value		50,933,100	50,531,900
FIC Matterhorn CF, LP and FIC Matterhorn CF Feeder, LP
Amortized Cost		19,713,600
Fair Value		19,713,600
Venture Global Plaquemines Lng LLC
Amortized Cost		8,480,300
Fair Value		8,441,300
Pallas Funding Trust No.2
Amortized Cost		2,202,000	2,195,200
Fair Value		2,242,400	2,080,100
Quintain Investments Holdings Limited
Amortized Cost		48,715,000	40,675,900
Fair Value		57,205,300	39,302,800
Hyland Software, Inc.
Amortized Cost			23,367,400
Fair Value			23,658,100
Instructure Holdings, INC.
Amortized Cost			32,996,200
Fair Value			33,103,700
Leia Finco US LLC
Amortized Cost		8,977,000	36,019,700
Fair Value		9,027,300	36,170,500
MH Sub I, LLC (Micro Holding Corp.)
Amortized Cost			47,095,700
Fair Value			47,333,100
Mitchell International, Inc.
Amortized Cost			51,739,200
Fair Value			51,698,200
Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc.
Amortized Cost			25,964,500
Fair Value			26,123,500
Project Boost Purchaser, LLC
Amortized Cost			60,335,300
Fair Value			60,895,300
Envisage Management Ltd
Amortized Cost		6,225,600	5,355,500
Fair Value		6,776,100	5,405,500
Paragon 28, Inc. and Paragon Advanced Technologies, Inc.
Amortized Cost			20,806,900
Fair Value			21,215,400
AI Aqua Merger Sub, Inc.
Amortized Cost			123,367,400
Fair Value			123,402,900
LBM Acquisition LLC
Amortized Cost			21,195,200
Fair Value			21,301,400
TransDigm Inc.
Amortized Cost			40,793,800
Fair Value			40,840,400
Bulldog Purchaser Inc.
Amortized Cost			7,577,400
Fair Value			7,652,900
Caesars Entertainment Inc
Amortized Cost			15,779,200
Fair Value			15,801,800
Davidson Hotel Company LLC
Amortized Cost			7,396,900
Fair Value			7,394,000
North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC
Amortized Cost			7,472,000
Fair Value			7,635,900
Grant Thornton Advisors LLC
Amortized Cost			28,552,500
Fair Value			28,448,800
Loire UK Midco 3 Limited
Amortized Cost			5,753,100
Fair Value			5,706,600
Higginbotham Insurance Agency, Inc.
Amortized Cost			37,071,700
Fair Value			37,100,500
Keystone Agency Partners LLC
Amortized Cost			48,252,100
Fair Value			48,700,100
FinEquity Holdings, LLC
Amortized Cost			143,901,600
Fair Value			143,901,600
Global Music Rights, LLC
Amortized Cost			135,011,800
Fair Value			135,468,800
League One Volleyball, Inc.
Amortized Cost			1,600
Fair Value			2,900
Legends Hospitality Holding Company, LLC and ASM Buyer, Inc.
Amortized Cost			27,154,900
Fair Value			27,118,800
Summer (BC) Bidco B LLC
Amortized Cost			2,953,100
Fair Value			2,975,400
BR PJK Produce, LLC
Amortized Cost			3,116,200
Fair Value			3,155,700
BradyPlus Holdings, LLC
Amortized Cost			30,990,800
Fair Value			31,485,100
Vobey, LLC and Vobey Holdings, LLC
Amortized Cost			7,659,600
Fair Value			2,617,700
8th Avenue Food & Provisions, Inc.
Amortized Cost			15,645,600
Fair Value			15,657,200
Chobani, LLC
Amortized Cost			17,879,300
Fair Value			17,993,900
Delta 2 (Lux) Sarl
Amortized Cost			15,504,300
Fair Value			15,527,500
Switch Master Holdco LLC
Amortized Cost			33,989,000
Fair Value			34,050,800
First Student Bidco Inc.
Amortized Cost			35,463,400
Fair Value			35,379,800
Hamilton Projects Acquiror, LLC
Amortized Cost			5,943,400
Fair Value			$ 5,991,900
CoreRx, Inc.
Amortized Cost		4,992,500
Fair Value		4,991,600
Igea Bidco S.p.A. and Masco Group S.p.A.
Amortized Cost		4,747,600
Fair Value		5,175,200
GMF Parent, Inc. and GMF Group Holdings, LP
Amortized Cost		16,252,200
Fair Value		$ 16,321,300
Investment, Identifier [Axis]: 1261229 B.C. LTD., First lien senior secured loan
Coupon		9.97%
Spread		6.25%
Total investment portfolio		$ 67,188,700
Amortized Cost		65,749,000
Fair Value		$ 65,484,100
Investment, Identifier [Axis]: 1261229 B.C. LTD., First lien senior secured notes
Coupon		10.00%
Total investment portfolio		$ 4,178,000
Amortized Cost		4,178,000
Fair Value		$ 4,346,400
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc., Class A2 shares
Shares/Units (in shares)		18,195,524
Amortized Cost		$ 12,703,700
Fair Value		$ 12,655,500
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc., First lien senior secured loan
Coupon		7.82%
Spread		5.25%
Total investment portfolio		$ 7,992,300
Amortized Cost		7,571,800
Fair Value		$ 7,992,300
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc., First lien senior secured revolving loan
Coupon		7.82%
Spread		5.25%
Total investment portfolio		$ 370,100
Amortized Cost		337,600
Fair Value		$ 370,100
Investment, Identifier [Axis]: 15484880 Canada Inc. and 15484910 Canada Inc., Senior subordinated loan
Coupon		14.00%
Total investment portfolio		$ 13,520,100
Amortized Cost		12,735,500
Fair Value		$ 13,520,100
Investment, Identifier [Axis]: 22 HoldCo Limited, Senior subordinated loan
Coupon		11.47%	12.73%
Spread		7.50%	7.50%
Total investment portfolio		$ 26,215,400	$ 21,591,200
Amortized Cost		24,458,800	21,497,400
Fair Value		$ 26,215,400	$ 21,591,200
Investment, Identifier [Axis]: 3 Step Sports LLC and 3 Step Holdings, LLC, First lien senior secured loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 6,961,300
Amortized Cost		6,895,500
Fair Value		$ 6,961,300
Investment, Identifier [Axis]: 3 Step Sports LLC, First lien senior secured loan
Coupon		10.18%	12.34%
Coupon, PIK			1.50%
Spread		6.50%	8.00%
Total investment portfolio		$ 20,443,600	$ 16,557,200
Amortized Cost		19,716,500	15,728,000
Fair Value		$ 20,443,600	$ 14,875,000
Investment, Identifier [Axis]: 760203 N.B. LTD., First lien senior secured loan
Coupon			8.80%
Spread			5.50%
Total investment portfolio			$ 20,323,700
Amortized Cost			19,803,800
Fair Value			$ 19,815,700
Investment, Identifier [Axis]: 8th Avenue Food amp; Provisions, Inc., First lien senior secured loan 1
Coupon			8.22%
Spread			3.75%
Total investment portfolio			$ 10,278,200
Amortized Cost			10,084,700
Fair Value			$ 10,023,800
Investment, Identifier [Axis]: 8th Avenue Food amp; Provisions, Inc., First lien senior secured loan 2
Coupon			9.22%
Spread			4.75%
Total investment portfolio			$ 5,777,900
Amortized Cost			5,560,900
Fair Value			$ 5,633,400
Investment, Identifier [Axis]: A-AP Buyer, Inc., First lien senior secured loan
Coupon		7.61%
Spread			3.25%
Total investment portfolio			$ 6,032,800
Amortized Cost			6,027,500
Fair Value			$ 6,070,500
Investment, Identifier [Axis]: A8 - A (Feeder) L.P., Limited partnership interest
Shares/Units (as a percent)		0.0044
Amortized Cost		$ 1,000,300
Fair Value		$ 718,300
Investment, Identifier [Axis]: ABPCI 2017-1, Collaterized loan obligation
Coupon		11.38%
Spread		7.50%
Total investment portfolio		$ 965,000
Amortized Cost		969,400
Fair Value		$ 980,700
Investment, Identifier [Axis]: ABPCI 2019-5A, Collaterized loan obligation
Coupon		9.63%	10.37%
Spread		5.75%	5.75%
Total investment portfolio		$ 1,100,000	$ 1,100,000
Amortized Cost		1,100,000	1,100,000
Fair Value		$ 1,106,200	$ 1,128,000
Investment, Identifier [Axis]: ABPCI 2022-11, Collaterized loan obligation
Coupon		10.86%	11.42%
Spread		7.00%	7.00%
Total investment portfolio		$ 7,000,000	$ 7,000,000
Amortized Cost		7,000,000	7,000,000
Fair Value		$ 6,889,000	$ 7,026,800
Investment, Identifier [Axis]: ABPCI 2023-12, Collaterized loan obligation
Coupon		12.09%
Spread		8.25%
Total investment portfolio		$ 4,800,000
Amortized Cost		4,800,000
Fair Value		$ 4,824,100
Investment, Identifier [Axis]: ABPCI 2024-17, Collaterized loan obligation
Coupon		11.85%	12.57%
Spread		8.00%	8.00%
Total investment portfolio		$ 3,000,000	$ 3,000,000
Amortized Cost		3,000,000	3,000,000
Fair Value		$ 3,022,200	$ 2,968,700
Investment, Identifier [Axis]: ABPCI 2025-20A, Collaterized loan obligation
Coupon		10.09%
Spread		6.25%
Total investment portfolio		$ 1,450,000
Amortized Cost		1,450,000
Fair Value		$ 1,443,200
Investment, Identifier [Axis]: ABPCI 2025-21, Collaterized loan obligation
Coupon		11.11%
Spread		7.00%
Total investment portfolio		$ 11,000,000
Amortized Cost		11,000,000
Fair Value		$ 11,116,700
Investment, Identifier [Axis]: ABPF 2025-2, Collaterized loan obligation 1
Coupon		7.85%
Spread		3.90%
Total investment portfolio		$ 17,000,000
Amortized Cost		17,000,000
Fair Value		$ 17,021,400
Investment, Identifier [Axis]: ABPF 2025-2, Collaterized loan obligation 2
Coupon		11.20%
Spread		7.25%
Total investment portfolio		$ 3,600,000
Amortized Cost		3,600,000
Fair Value		$ 3,605,400
Investment, Identifier [Axis]: ACP Avenu Midco LLC, First lien senior secured loan
Coupon		8.74%
Spread		4.75%
Total investment portfolio		$ 25,340,300
Amortized Cost		25,006,600
Fair Value		$ 25,340,300
Investment, Identifier [Axis]: ACP Tara Holdings, Inc., First lien senior secured loan
Coupon		6.97%
Spread		3.25%
Total investment portfolio		$ 8,564,600
Amortized Cost		8,553,100
Fair Value		8,607,400
Investment, Identifier [Axis]: ADLP LLC
Fair Value		$ 391,000,000
Investment, Identifier [Axis]: ADLP LLC, Membership interest
Shares/Units (as a percent)		0.80
Amortized Cost		$ 0
Fair Value		$ 0
Investment, Identifier [Axis]: ADLP LLC, Subordinated certificates
Coupon		10.00%
Total investment portfolio		$ 391,000,000
Amortized Cost		391,000,000
Fair Value		$ 391,000,000
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured loan
Coupon			10.85%
Spread			6.50%
Total investment portfolio			$ 2,240,200
Amortized Cost			2,198,700
Fair Value			$ 2,240,200
Investment, Identifier [Axis]: ADMA Biologics Inc., First lien senior secured revolving loan
Coupon			8.34%
Spread			3.75%
Total investment portfolio			$ 600
Amortized Cost			600
Fair Value			$ 600
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan
Coupon		6.86%
Spread		3.00%
Total investment portfolio		$ 116,127,300
Amortized Cost		115,978,300
Fair Value		$ 116,339,800
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 1
Coupon			7.55%
Spread			3.00%
Total investment portfolio			$ 70,901,200
Amortized Cost			70,812,500
Fair Value			$ 70,901,200
Investment, Identifier [Axis]: AI Aqua Merger Sub, Inc., First lien senior secured loan 2
Coupon			8.05%
Spread			3.50%
Total investment portfolio			$ 52,501,700
Amortized Cost			52,554,900
Fair Value			$ 52,501,700
Investment, Identifier [Axis]: AI Titan Parent, Inc., First lien senior secured loan
Coupon		8.22%	9.11%
Spread		4.50%	4.75%
Total investment portfolio		$ 55,641,300	$ 53,245,300
Amortized Cost		55,167,900	52,738,900
Fair Value		$ 55,641,300	$ 52,712,800
Investment, Identifier [Axis]: AIMCO 2024-22, Collaterized loan obligation
Coupon		10.38%
Spread		6.50%
Total investment portfolio		$ 5,000,000
Amortized Cost		5,050,400
Fair Value		$ 5,059,300
Investment, Identifier [Axis]: AIMCO 2025-23, Collaterized loan obligation
Coupon		14.86%
Total investment portfolio		$ 10,245,000
Amortized Cost		8,736,700
Fair Value		$ 9,015,600
Investment, Identifier [Axis]: AIMCO 2025-24, Collaterized loan obligation
Coupon		12.88%
Total investment portfolio		$ 8,380,000
Amortized Cost		6,997,300
Fair Value		$ 6,653,800
Investment, Identifier [Axis]: AIMCO 2025-28, Collaterized loan obligation
Coupon		11.50%
Total investment portfolio		$ 15,965,000
Amortized Cost		14,718,300
Fair Value		$ 14,852,900
Investment, Identifier [Axis]: AIMCO CLO 30, LTD., Collaterized loan obligation
Coupon		21.00%
Total investment portfolio		$ 1,478,200
Amortized Cost		1,478,200
Fair Value		$ 1,478,200
Investment, Identifier [Axis]: AIP RD Buyer Corp., First lien senior secured loan
Coupon			8.36%
Spread			4.00%
Total investment portfolio			$ 17,955,000
Amortized Cost			17,947,500
Fair Value			$ 17,932,600
Investment, Identifier [Axis]: AL GCX Holdings, LLC , First lien senior secured loan
Coupon		5.92%
Spread		2.25%
Total investment portfolio		$ 10,000,000
Amortized Cost		9,962,500
Fair Value		$ 10,006,300
Investment, Identifier [Axis]: ALP CFO 2025, L.P. and Alp CFO 2025 (Offshore Feeder) A, L.P., Private asset-backed investment 1
Coupon		12.24%
Total investment portfolio		$ 9,770,000
Amortized Cost		9,770,000
Fair Value		$ 9,770,000
Investment, Identifier [Axis]: ALP CFO 2025, L.P. and Alp CFO 2025 (Offshore Feeder) A, L.P., Private asset-backed investment 2
Shares/Units (in shares)		11,666,532
Amortized Cost		$ 11,666,500
Fair Value		$ 12,343,200
Investment, Identifier [Axis]: ALP CFO 2025, L.P. and Alp CFO 2025 (Offshore Feeder) A, L.P., Private asset-backed investment 3
Shares/Units (in shares)		5,523,000
Amortized Cost		$ 5,523,000
Fair Value		$ 5,721,800
Investment, Identifier [Axis]: AMCP Clean Acquisition Company, LLC, First lien senior secured loan
Coupon		7.94%	9.08%
Spread		4.25%	4.75%
Total investment portfolio		$ 7,681,100	$ 5,728,800
Amortized Cost		7,642,900	5,644,500
Fair Value		$ 7,643,500	$ 5,710,400
Investment, Identifier [Axis]: AMWINS Group, Inc., First lien senior secured loan
Coupon			6.72%
Spread			2.25%
Total investment portfolio			$ 43,403,300
Amortized Cost			43,463,600
Fair Value			$ 43,513,600
Investment, Identifier [Axis]: AMWINS Group, LLC, First lien senior secured loan
Coupon		5.97%
Spread		2.25%
Total investment portfolio		$ 47,813,500
Amortized Cost		47,742,400
Fair Value		$ 47,933,000
Investment, Identifier [Axis]: ANCHC 2019-13, Collaterized loan obligation
Coupon		10.40%
Spread		6.50%
Total investment portfolio		$ 5,000,000
Amortized Cost		5,000,000
Fair Value		$ 5,028,700
Investment, Identifier [Axis]: ANCHC 2020-15, Collaterized loan obligation
Coupon		10.26%
Spread		6.05%
Total investment portfolio		$ 2,900,000
Amortized Cost		2,900,000
Fair Value		$ 2,923,100
Investment, Identifier [Axis]: ANCHC 2021-19, Collaterized loan obligation
Coupon		13.96%
Total investment portfolio		$ 1,830,100
Amortized Cost		1,230,700
Fair Value		$ 1,230,600
Investment, Identifier [Axis]: ANCHC 2023-26, Collaterized loan obligation
Coupon		10.13%
Spread		6.25%
Total investment portfolio		$ 1,350,000
Amortized Cost		1,350,000
Fair Value		$ 1,365,300
Investment, Identifier [Axis]: ANCHC 2025-32, Collaterized loan obligation
Coupon		11.12%
Spread		7.00%
Total investment portfolio		$ 1,650,000
Amortized Cost		1,650,000
Fair Value		$ 1,659,800
Investment, Identifier [Axis]: ANCHC 2025-33, Collaterized loan obligation
Coupon		10.37%
Spread		6.10%
Total investment portfolio		$ 550,000
Amortized Cost		550,000
Fair Value		$ 557,700
Investment, Identifier [Axis]: ANCHF 2025-18, Collaterized loan obligation
Coupon		9.10%
Total investment portfolio		$ 32,376,000
Amortized Cost		32,376,000
Fair Value		$ 30,992,300
Investment, Identifier [Axis]: ANCHF 2025-19, Collaterized loan obligation
Coupon		15.80%
Total investment portfolio		$ 37,070,000
Amortized Cost		37,070,000
Fair Value		$ 34,926,200
Investment, Identifier [Axis]: AP Adhesives Holdings, LLC, First lien senior secured loan
Coupon		8.66%
Spread		4.75%
Total investment portfolio		$ 27,832,300
Amortized Cost		27,582,800
Fair Value		$ 27,554,000
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 1
Coupon		10.39%	16.20%
Spread		6.50%
Total investment portfolio		$ 5,600,000	$ 8,171,400
Amortized Cost		5,600,000	4,892,900
Fair Value		$ 5,651,600	$ 4,999,000
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 2
Coupon		8.97%	11.40%
Spread			6.50%
Total investment portfolio		$ 8,171,400	$ 5,600,000
Amortized Cost		4,363,700	5,600,000
Fair Value		$ 3,342,100	$ 5,712,700
Investment, Identifier [Axis]: ATRM 14, Collaterized loan obligation 3
Coupon		6.77%	11.70%
Total investment portfolio		$ 639,500	$ 639,500
Amortized Cost		365,600	411,600
Fair Value		$ 289,200	$ 391,200
Investment, Identifier [Axis]: ATRM 15, Collaterized loan obligation
Coupon		10.39%	11.15%
Spread		6.50%	6.50%
Total investment portfolio		$ 1,637,500	$ 1,900,000
Amortized Cost		1,668,500	1,900,000
Fair Value		$ 1,626,200	$ 1,928,300
Investment, Identifier [Axis]: AUDAX 2024-9, Collaterized loan obligation
Coupon		9.08%	9.82%
Spread		5.20%	5.20%
Total investment portfolio		$ 2,000,000	$ 2,000,000
Amortized Cost		2,000,000	2,000,000
Fair Value		2,017,900	$ 2,033,300
Investment, Identifier [Axis]: AVSC Holding Corp., First lien senior secured loan 1
Amortized Cost		0
Fair Value		900
Investment, Identifier [Axis]: AVSC Holding Corp., First lien senior secured loan 2 | Nomi Health, Inc.
Amortized Cost		0
Fair Value		$ 900
Investment, Identifier [Axis]: AX VI VET Holding I ApS, First lien senior secured loan 1
Coupon		11.03%
Spread		6.90%
Total investment portfolio		$ 2,032,900
Amortized Cost		1,528,100
Fair Value		$ 2,023,800
Investment, Identifier [Axis]: AX VI VET Holding I ApS, First lien senior secured loan 2
Coupon		7.65%
Spread		6.90%
Total investment portfolio		$ 469,900
Amortized Cost		353,200
Fair Value		$ 467,800
Investment, Identifier [Axis]: AX VI VET Holding I ApS, First lien senior secured loan 3
Coupon		8.99%
Spread		6.90%
Total investment portfolio		$ 433,300
Amortized Cost		325,700
Fair Value		$ 431,400
Investment, Identifier [Axis]: Access CIG, LLC, First lien senior secured loan
Coupon		7.72%	9.59%
Spread		4.00%	5.00%
Total investment portfolio		$ 21,809,600	$ 33,812,600
Amortized Cost		21,791,200	33,697,700
Fair Value		$ 20,991,800	$ 34,108,500
Investment, Identifier [Axis]: Accession Risk Management Group, Inc. and RSC Insurance Brokerage, Inc., First lien senior secured loan
Coupon			9.31%
Spread			4.75%
Total investment portfolio			$ 4,095,200
Amortized Cost			4,061,600
Fair Value			$ 4,095,200
Investment, Identifier [Axis]: Accommodations Plus Technologies LLC, First lien senior secured loan
Coupon		8.94%
Spread		5.25%
Total investment portfolio		$ 16,410,600
Amortized Cost		16,182,200
Fair Value		$ 16,410,600
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 1
Coupon		6.97%	7.11%
Spread		3.25%	2.75%
Total investment portfolio		$ 36,575,100	$ 41,458,400
Amortized Cost		36,502,300	41,462,100
Fair Value		$ 36,559,700	$ 41,471,300
Investment, Identifier [Axis]: Acrisure, LLC, First lien senior secured loan 2
Coupon		6.72%	7.36%
Spread		3.00%	3.00%
Total investment portfolio		$ 18,078,000	$ 20,212,100
Amortized Cost		18,009,900	20,210,400
Fair Value		$ 18,044,100	$ 20,205,800
Investment, Identifier [Axis]: Actfy Buyer, Inc., First lien senior secured loan
Coupon		8.47%	9.36%
Spread		4.75%	5.00%
Total investment portfolio		$ 31,518,200	$ 29,925,000
Amortized Cost		31,013,200	29,383,800
Fair Value		$ 31,518,200	$ 29,925,000
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP, First lien senior secured loan
Coupon		8.92%	9.58%
Spread		5.25%	5.25%
Total investment portfolio		$ 17,569,500	$ 20,762,400
Amortized Cost		17,293,500	20,394,100
Fair Value		$ 17,569,500	$ 20,762,400
Investment, Identifier [Axis]: Activate Holdings (US) Corp. and CrossPoint Capital AS SPV, LP, Limited partnership interests
Shares/Units (in shares)		100,000	100,000
Amortized Cost		$ 110,500	$ 110,500
Fair Value		$ 136,400	$ 143,700
Investment, Identifier [Axis]: Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC, Common units
Shares/Units (in shares)		24,390
Amortized Cost		$ 1,600,500
Fair Value		$ 691,400
Investment, Identifier [Axis]: Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC, First lien senior secured loan 1
Coupon, PIK		9.30%
Spread		5.50%
Total investment portfolio		$ 1,530,600
Amortized Cost		1,530,400
Fair Value		$ 1,530,600
Investment, Identifier [Axis]: Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC, First lien senior secured loan 2
Coupon, PIK		11.25%
Spread		4.50%
Total investment portfolio		$ 500
Amortized Cost		500
Fair Value		$ 500
Investment, Identifier [Axis]: Adonis Acquisition Holdings LLC and Adonis Acquisition Holdings Parent LLC, First lien senior secured revolving loan
Coupon		8.97%
Spread		5.00%
Total investment portfolio		$ 700
Amortized Cost		700
Fair Value		$ 700
Investment, Identifier [Axis]: Adonis Bidco Inc., First lien senior secured loan
Coupon		9.42%
Spread		5.75%
Total investment portfolio		$ 108,923,700
Amortized Cost		107,058,000
Fair Value		$ 108,923,700
Investment, Identifier [Axis]: Adonis Bidco Inc., First lien senior secured loan 1
Coupon, PIK		3.00%
Investment, Identifier [Axis]: Adonis Bidco Inc., First lien senior secured loan one
Coupon		9.17%
Spread		5.50%
Total investment portfolio		$ 5,111,100
Amortized Cost		4,831,800
Fair Value		$ 5,111,100
Investment, Identifier [Axis]: Aduro Advisors, LLC, First lien senior secured loan
Coupon		8.42%	9.36%
Spread		4.75%	5.00%
Total investment portfolio		$ 18,531,100	$ 18,719,300
Amortized Cost		18,391,400	18,546,900
Fair Value		$ 18,531,100	$ 18,532,100
Investment, Identifier [Axis]: Advent International GPE VII-E Limited Partnership, Limited partnership interest
Shares/Units (as a percent)		0.0069
Amortized Cost		$ 941,000
Fair Value		$ 1,137,400
Investment, Identifier [Axis]: AeriTek Global US Acquisition Inc., AeriTek Global Holdings LLC, and Minus Forty QBD Corp., First lien senior secured loan
Coupon		10.32%
Spread		6.50%
Total investment portfolio		$ 92,363,400
Amortized Cost		91,067,900
Fair Value		$ 90,977,900
Investment, Identifier [Axis]: AeriTek Global US Acquisition Inc., AeriTek Global Holdings LLC, and Minus Forty QBD Corp., First lien senior secured revolving loan
Coupon		10.34%
Spread		6.50%
Total investment portfolio		$ 3,592,000
Amortized Cost		3,463,900
Fair Value		$ 3,454,300
Investment, Identifier [Axis]: Aerin Medical Inc., First lien senior secured loan
Coupon		10.92%	11.06%
Coupon, PIK		3.88%
Spread		7.25%	6.75%
Total investment portfolio		$ 16,998,000	$ 14,044,100
Amortized Cost		16,660,900	13,674,700
Fair Value		16,998,000	$ 13,903,700
Investment, Identifier [Axis]: Aerin Medical Inc., Series G preferred shares
Shares/Units (in shares)			943,034
Total investment portfolio		943,034,000
Amortized Cost		1,106,000	$ 1,106,000
Fair Value		$ 1,089,900	$ 1,106,200
Investment, Identifier [Axis]: Agiliti Health, Inc., First lien senior secured loan
Coupon		6.86%	7.38%
Spread		3.00%	3.00%
Total investment portfolio		$ 31,942,600	$ 17,758,300
Amortized Cost		31,210,100	17,636,500
Fair Value		$ 31,223,900	$ 17,403,100
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan
Coupon			10.18%
Spread			5.75%
Total investment portfolio			$ 23,329,100
Amortized Cost			22,856,100
Fair Value			$ 23,329,100
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan 1
Coupon		9.57%	9.47%
Spread		5.75%	5.00%
Total investment portfolio		$ 23,093,500	$ 13,244,300
Amortized Cost		22,722,200	13,079,400
Fair Value		$ 23,093,500	$ 13,244,300
Investment, Identifier [Axis]: Airx Climate Solutions, Inc., First lien senior secured loan 2
Coupon		8.82%
Spread		5.00%
Total investment portfolio		$ 12,351,800
Amortized Cost		12,226,200
Fair Value		$ 12,228,300
Investment, Identifier [Axis]: Alcami Corporation, First lien senior secured loan
Coupon		10.96%	11.66%
Spread		7.00%	7.00%
Total investment portfolio		$ 4,279,700	$ 4,323,800
Amortized Cost		4,163,100	4,166,400
Fair Value		$ 4,279,700	$ 4,323,800
Investment, Identifier [Axis]: Alcami Corporation, First lien senior secured revolving loan
Coupon		10.83%	11.44%
Spread		7.00%	7.00%
Total investment portfolio		$ 116,400	$ 41,100
Amortized Cost		101,500	21,200
Fair Value		$ 116,400	$ 41,100
Investment, Identifier [Axis]: Alcresta Therapeutics, Inc., First lien senior secured loan
Coupon		9.27%
Spread		5.50%
Total investment portfolio		$ 9,063,800
Amortized Cost		8,974,500
Fair Value		$ 8,973,200
Investment, Identifier [Axis]: Alcresta Therapeutics, Inc., First lien senior secured revolving loan
Coupon		9.24%
Spread		5.50%
Total investment portfolio		$ 86,500
Amortized Cost		73,700
Fair Value		$ 73,500
Investment, Identifier [Axis]: Aldinger Company Inc, First lien senior secured loan
Coupon		8.42%	9.61%
Spread		4.75%	5.25%
Total investment portfolio		$ 36,670,600	$ 29,315,800
Amortized Cost		36,435,900	29,091,800
Fair Value		$ 36,670,600	$ 29,004,600
Investment, Identifier [Axis]: Aldinger Company Inc, First lien senior secured revolving loan
Coupon		8.44%
Spread		4.75%
Total investment portfolio		$ 236,300
Amortized Cost		195,400
Fair Value		$ 236,300
Investment, Identifier [Axis]: Aledade, Inc., First lien senior secured revolving loan
Coupon		9.64%
Spread		5.75%
Total investment portfolio		$ 11,940,400
Amortized Cost		11,570,100
Fair Value		$ 11,555,700
Investment, Identifier [Axis]: Alera Group, Inc., First lien senior secured loan
Coupon		6.97%
Spread		3.25%
Total investment portfolio		$ 31,559,200
Amortized Cost		31,705,300
Fair Value		$ 31,693,300
Investment, Identifier [Axis]: AlixPartners, LLP, First lien senior secured loan
Coupon		5.72%	6.97%
Spread		2.00%	2.50%
Total investment portfolio		$ 75,722,500	$ 35,677,300
Amortized Cost		75,728,800	35,695,000
Fair Value		$ 75,802,800	$ 35,781,500
Investment, Identifier [Axis]: Alliance Laundry Systems LLC, First lien senior secured loan
Coupon		6.07%
Spread		2.25%
Total investment portfolio		$ 25,114,800
Amortized Cost		25,061,700
Fair Value		$ 25,209,000
Investment, Identifier [Axis]: Alliance Laundry Systems LLC., First lien senior secured loan
Coupon			7.84%
Spread			3.50%
Total investment portfolio			$ 26,308,600
Amortized Cost			26,230,600
Fair Value			$ 26,452,000
Investment, Identifier [Axis]: Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, First lien senior secured loan
Coupon		6.22%
Spread		2.50%
Total investment portfolio		$ 53,704,000
Amortized Cost		53,528,600
Fair Value		$ 53,810,400
Investment, Identifier [Axis]: Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, First lien senior secured notes
Coupon		6.75%
Total investment portfolio		$ 2,000,000
Amortized Cost		2,036,200
Fair Value		$ 2,038,500
Investment, Identifier [Axis]: Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Senior subordinated notes
Coupon		5.88%
Total investment portfolio		$ 2,000,000
Amortized Cost		1,995,200
Fair Value		$ 1,999,500
Investment, Identifier [Axis]: Alliant Holdings Intermediate, LLC, First lien senior secured loan
Coupon			7.11%
Spread			2.75%
Total investment portfolio			$ 42,171,900
Amortized Cost			42,159,900
Fair Value			$ 42,237,700
Investment, Identifier [Axis]: Alpha Generation LLC, First lien senior secured loan
Coupon			7.11%
Spread			2.75%
Total investment portfolio			$ 6,982,500
Amortized Cost			6,965,500
Fair Value			$ 7,022,600
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 1
Coupon		6.22%	7.11%
Spread		2.50%	2.75%
Total investment portfolio		$ 48,984,500	$ 21,652,700
Amortized Cost		49,113,900	21,742,200
Fair Value		$ 49,107,000	$ 21,774,600
Investment, Identifier [Axis]: Alterra Mountain Company, First lien senior secured loan 2
Coupon		6.22%	7.36%
Spread		2.50%	3.00%
Total investment portfolio		$ 11,154,600	$ 11,781,400
Amortized Cost		11,170,300	11,779,100
Fair Value		$ 11,196,400	$ 11,862,500
Investment, Identifier [Axis]: AmSpec Parent, LLC, First lien senior secured loan
Coupon			8.58%
Spread			4.25%
Total investment portfolio			$ 10,000,000
Amortized Cost			9,950,000
Fair Value			$ 10,050,000
Investment, Identifier [Axis]: Amazon Holdco Inc., First lien senior secured loan
Coupon			6.61%
Spread			2.25%
Total investment portfolio			$ 21,270,900
Amortized Cost			21,252,700
Fair Value			$ 21,182,200
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Class A units
Shares/Units (in shares)		1,575	1,575
Amortized Cost		$ 1,575,000	$ 1,575,000
Fair Value			$ 195,400
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Class C units
Shares/Units (in shares)		3,849	3,849
Amortized Cost		$ 768,400	$ 768,400
Fair Value			$ 9,900
Investment, Identifier [Axis]: Amerivet Partners Management, Inc. and AVE Holdings LP, Subordinated loan
Coupon			16.50%
Coupon, PIK		8.25%
Total investment portfolio		$ 42,014,000	$ 35,663,000
Amortized Cost		39,930,200	34,167,300
Fair Value		$ 34,871,600	$ 34,100,700
Investment, Identifier [Axis]: Amethyst Radiotherapy Group B.V., First lien senior secured loan
Coupon			8.31%
Spread			5.25%
Total investment portfolio			$ 2,070,900
Amortized Cost			2,077,400
Fair Value			$ 2,070,900
Investment, Identifier [Axis]: Amynta Agency Borrower Inc. and Amynta Warranty Borrower Inc., First lien senior secured loan
Coupon		6.47%
Spread		2.75%
Total investment portfolio		$ 9,426,400
Amortized Cost		9,427,600
Fair Value		$ 9,441,100
Investment, Identifier [Axis]: Ankura Consulting Group, LLC, First lien senior secured loan
Coupon			7.84%
Spread			3.50%
Total investment portfolio			$ 15,626,900
Amortized Cost			15,684,000
Fair Value			$ 15,626,900
Investment, Identifier [Axis]: Apax Europe VI - A, L.P., Limited partnership interest
Shares/Units (as a percent)		0.0039
Amortized Cost		$ 612,500
Fair Value		$ 680,300
Investment, Identifier [Axis]: Apax Europe VII - B, L.P., Limited partnership interest
Shares/Units (as a percent)		0.0039
Amortized Cost		$ 341,400
Fair Value		$ 68,200
Investment, Identifier [Axis]: Apax VIII - B, L.P., Limited partnership interest
Shares/Units (as a percent)		0.0014
Amortized Cost		$ 382,100
Fair Value		$ 260,200
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured loan
Coupon		8.80%	9.52%
Spread		5.00%	5.00%
Total investment portfolio		$ 74,005,300	$ 46,831,700
Amortized Cost		73,146,700	45,687,000
Fair Value		$ 74,005,300	$ 46,831,700
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, First lien senior secured revolving loan
Coupon		8.71%	9.51%
Spread		5.00%	5.00%
Total investment portfolio		$ 535,000	$ 1,386,900
Amortized Cost		502,600	1,346,000
Fair Value		$ 535,000	$ 1,386,900
Investment, Identifier [Axis]: Apex Service Partners, LLC and Apex Service Partners Holdings, LLC, Series B common units
Shares/Units (in shares)		45,351	45,351
Amortized Cost		$ 1,250,000	$ 1,250,000
Fair Value		$ 1,967,800	$ 1,620,900
Investment, Identifier [Axis]: Applied Systems, Inc., First lien senior secured loan
Coupon		6.17%	7.33%
Spread		2.50%	3.00%
Total investment portfolio		$ 50,023,100	$ 22,937,400
Amortized Cost		49,970,800	22,965,600
Fair Value		$ 50,283,800	$ 23,143,400
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured loan
Coupon			9.58%
Spread			5.00%
Total investment portfolio			$ 39,005,400
Amortized Cost			38,678,200
Fair Value			$ 39,005,400
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured revolving loan
Coupon		8.57%
Spread		4.75%
Total investment portfolio		$ 48,166,600
Amortized Cost		47,931,100
Fair Value		$ 48,166,600
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured revolving loan one
Coupon		8.49%
Spread		4.75%
Total investment portfolio		$ 1,219,100
Amortized Cost		1,190,000
Fair Value		$ 1,219,100
Investment, Identifier [Axis]: Aptean, Inc. and Aptean Acquiror Inc., First lien senior secured revolving loan two
Coupon		10.50%
Spread		3.75%
Total investment portfolio		$ 135,500
Amortized Cost		132,200
Fair Value		$ 135,500
Investment, Identifier [Axis]: Aquiline Financial Services Fund LP., Limited partnership interest
Shares/Units (as a percent)		0.0018
Amortized Cost		$ 453,800
Fair Value		$ 546,200
Investment, Identifier [Axis]: ArchKey Holdings Inc., First lien senior secured loan
Coupon			9.30%
Spread			4.75%
Total investment portfolio			$ 18,040,900
Amortized Cost			17,963,100
Fair Value			$ 18,136,700
Investment, Identifier [Axis]: Archduke Buyer, Inc., First lien senior secured loan
Coupon		9.27%
Spread		5.50%
Total investment portfolio		$ 38,211,500
Amortized Cost		37,833,800
Fair Value		$ 37,829,400
Investment, Identifier [Axis]: Arcline FM Holdings, LLC, First lien senior secured loan
Coupon		6.42%
Spread		2.75%
Total investment portfolio		$ 14,587,400
Amortized Cost		14,630,500
Fair Value		$ 14,628,300
Investment, Identifier [Axis]: Arrow Borrower 2025, Inc., First lien senior secured loan
Coupon		8.15%
Spread		4.25%
Total investment portfolio		$ 85,897,700
Amortized Cost		85,481,300
Fair Value		$ 85,468,200
Investment, Identifier [Axis]: Artemis BidCo 2 LLC, First lien senior secured loan
Coupon		8.67%
Spread		5.00%
Total investment portfolio		$ 32,205,500
Amortized Cost		31,893,800
Fair Value		$ 31,883,400
Investment, Identifier [Axis]: Artemis BidCo 2 LLC, First lien senior secured revolving loan
Coupon		7.42%
Spread		3.75%
Total investment portfolio		$ 800
Amortized Cost		700
Fair Value		$ 700
Investment, Identifier [Axis]: Artera Services, LLC, First lien senior secured loan
Coupon		8.17%	8.83%
Spread		4.50%	4.50%
Total investment portfolio		$ 26,756,500	$ 24,923,400
Amortized Cost		23,581,200	24,800,200
Fair Value		$ 21,522,400	$ 24,667,200
Investment, Identifier [Axis]: Artifact Bidco, Inc., First lien senior secured loan
Coupon		7.82%	8.83%
Spread		4.15%	4.50%
Total investment portfolio		$ 21,481,300	$ 24,848,900
Amortized Cost		21,310,500	24,615,800
Fair Value		$ 21,481,300	$ 24,848,900
Investment, Identifier [Axis]: Artivion, Inc., First lien senior secured loan
Coupon		8.74%	11.09%
Spread		4.75%	6.50%
Total investment portfolio		$ 26,884,300	$ 26,884,300
Amortized Cost		26,408,900	26,317,800
Fair Value		$ 26,884,300	$ 26,884,300
Investment, Identifier [Axis]: Artivion, Inc., First lien senior secured revolving loan
Coupon		7.49%	8.59%
Spread		3.50%	4.00%
Total investment portfolio		$ 1,983,000	$ 1,983,000
Amortized Cost		1,911,500	1,899,600
Fair Value		$ 1,983,000	$ 1,983,000
Investment, Identifier [Axis]: AssuredPartners, Inc., First lien senior secured loan
Coupon			7.86%
Spread			3.50%
Total investment portfolio			$ 60,059,400
Amortized Cost			60,151,100
Fair Value			$ 60,138,100
Investment, Identifier [Axis]: Aston Bidco (Holding) Limited, First lien senior secured loan
Coupon		9.97%
Spread		6.00%
Total investment portfolio		$ 100,728,800
Amortized Cost		96,588,500
Fair Value		$ 100,728,800
Investment, Identifier [Axis]: Asurion, LLC., First lien senior secured loan 1
Coupon			7.72%
Spread			3.25%
Total investment portfolio			$ 26,212,800
Amortized Cost			26,202,300
Fair Value			$ 26,186,000
Investment, Identifier [Axis]: Asurion, LLC., First lien senior secured loan 2
Coupon			7.72%
Spread			3.25%
Total investment portfolio			$ 13,870,000
Amortized Cost			13,830,000
Fair Value			$ 13,824,500
Investment, Identifier [Axis]: Avalara, Inc., First lien senior secured loan
Coupon		6.42%
Spread		2.75%
Total investment portfolio		$ 42,965,200
Amortized Cost		42,965,200
Fair Value		$ 43,120,300
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc. First lien senior secured revolving loan
Coupon			10.85%
Spread			6.50%
Total investment portfolio			$ 1,032,100
Amortized Cost			975,300
Fair Value			$ 791,300
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc., First lien senior secured loan
Coupon		11.07%	3.63%
Coupon, PIK		3.63%	11.76%
Spread		7.25%	7.25%
Total investment portfolio		$ 27,577,200	$ 26,848,000
Amortized Cost		27,247,900	26,403,500
Fair Value		$ 22,889,100	$ 24,968,600
Investment, Identifier [Axis]: Avalign Holdings, Inc. and Avalign Technologies, Inc., First lien senior secured revolving loan
Coupon		10.22%
Spread		6.50%
Total investment portfolio		$ 1,720,200
Amortized Cost		1,677,700
Fair Value		$ 1,135,300
Investment, Identifier [Axis]: Aveanna Healthcare LLC, First lien senior secured loan
Coupon		7.47%
Spread		3.75%
Total investment portfolio		$ 30,927,500
Amortized Cost		30,975,000
Fair Value		$ 31,089,200
Investment, Identifier [Axis]: BABSN 2023-1, Collaterized loan obligation
Coupon		10.58%
Spread		6.70%
Total investment portfolio		$ 2,700,000
Amortized Cost		2,700,000
Fair Value		$ 2,739,300
Investment, Identifier [Axis]: BABSN 2023-3, Collaterized loan obligation
Coupon			11.99%
Spread			7.33%
Total investment portfolio			$ 562,500
Amortized Cost			577,700
Fair Value			$ 579,900
Investment, Identifier [Axis]: BALLY 2022-21, Collaterized loan obligation
Coupon		9.42%	15.70%
Total investment portfolio		$ 2,520,000	$ 2,520,000
Amortized Cost		2,216,900	2,406,600
Fair Value		$ 1,815,500	$ 2,378,900
Investment, Identifier [Axis]: BALLY 2023-24, Collaterized loan obligation
Coupon			9.71%
Spread			5.05%
Total investment portfolio			$ 1,500,000
Amortized Cost			1,500,000
Fair Value			$ 1,524,700
Investment, Identifier [Axis]: BALLY 2024-26, Collaterized loan obligation
Coupon			11.43%
Spread			6.10%
Total investment portfolio			$ 1,500,000
Amortized Cost			1,500,000
Fair Value			$ 1,513,100
Investment, Identifier [Axis]: BALLY 2024-26, Collaterized loan obligation 1
Coupon		9.96%
Spread		6.10%
Total investment portfolio		$ 1,500,000
Amortized Cost		1,500,000
Fair Value		$ 1,512,800
Investment, Identifier [Axis]: BALLY 2024-26, Collaterized loan obligation 2
Coupon		11.64%
Total investment portfolio		$ 4,980,000
Amortized Cost		3,293,100
Fair Value		$ 2,784,800
Investment, Identifier [Axis]: BALLY 2025-30, Collaterized loan obligation
Coupon		8.89%
Spread		4.90%
Total investment portfolio		$ 5,600,000
Amortized Cost		5,600,000
Fair Value		$ 5,572,700
Investment, Identifier [Axis]: BC European Capital IX - 2 LP, Limited partnership interest 1
Shares/Units (as a percent)		0.0006
Amortized Cost		$ 735,800
Fair Value		$ 1,128,200
Investment, Identifier [Axis]: BC European Capital IX - 2 LP, Limited partnership interest 2
Shares/Units (as a percent)		0.0005
Amortized Cost		$ 660,800
Fair Value		$ 1,016,400
Investment, Identifier [Axis]: BC European Capital X - 2 LP, Limited partnership interest
Shares/Units (as a percent)		0.0003
Amortized Cost		$ 1,262,600
Fair Value		$ 1,409,300
Investment, Identifier [Axis]: BC Partners Galileo (2) L.P., Limited partnership interest
Shares/Units (as a percent)		0.0052
Amortized Cost		$ 644,700
Fair Value		$ 924,000
Investment, Identifier [Axis]: BCC 2020-1, Collaterized loan obligation
Coupon			11.78%
Spread			7.15%
Total investment portfolio			$ 1,750,000
Amortized Cost			1,750,000
Fair Value			$ 1,765,300
Investment, Identifier [Axis]: BCC 2022-1, Collaterized loan obligation
Coupon		20.18%
Total investment portfolio		$ 10,978,500
Amortized Cost		3,306,200
Fair Value		$ 3,474,000
Investment, Identifier [Axis]: BCC 2023-3, Collaterized loan obligation
Coupon			9.88%
Spread			5.25%
Total investment portfolio			$ 1,500,000
Amortized Cost			1,500,000
Fair Value			$ 1,533,600
Investment, Identifier [Axis]: BCC Blueprint Holdings I, LLC and BCC Blueprint Investments, LLC , Senior subordinated loan
Coupon		10.44%
Spread		6.75%
Total investment portfolio		$ 16,250,000
Amortized Cost		15,966,800
Fair Value		$ 16,250,000
Investment, Identifier [Axis]: BCP Renaissance Parent L.L.C., First lien senior secured loan 1
Coupon		6.17%
Spread		2.50%
Total investment portfolio		$ 20,783,900
Amortized Cost		20,828,200
Fair Value		$ 20,887,800
Investment, Identifier [Axis]: BCPE Empire Holdings, Inc., First lien senior secured loan
Coupon		6.97%	7.86%
Spread		3.25%	3.50%
Total investment portfolio		$ 8,430,100	$ 17,208,700
Amortized Cost		8,443,200	17,238,800
Fair Value		$ 8,328,300	$ 17,280,500
Investment, Identifier [Axis]: BCPE Pequod Buyer, Inc., First lien senior secured loan
Coupon			7.81%
Spread			3.50%
Total investment portfolio			$ 30,048,000
Amortized Cost			29,897,800
Fair Value			$ 30,268,000
Investment, Identifier [Axis]: BCTO Ignition Purchaser, Inc., First lien senior secured loan
Coupon			13.63%
Spread			9.00%
Total investment portfolio			$ 18,115,400
Amortized Cost			17,767,800
Fair Value			$ 18,115,400
Investment, Identifier [Axis]: BCTO Ignition Purchaser, Inc., Senior subordinated loan
Coupon, PIK		11.37%
Spread		7.50%
Total investment portfolio		$ 31,639,500
Amortized Cost		31,170,400
Fair Value		$ 31,639,500
Investment, Identifier [Axis]: BEP Intermediate Holdco, LLC, First lien senior secured loan
Coupon		6.47%	7.61%
Spread		2.75%	3.25%
Total investment portfolio		$ 16,158,200	$ 19,259,400
Amortized Cost		16,216,800	19,287,900
Fair Value		$ 16,279,400	$ 19,367,900
Investment, Identifier [Axis]: BERRY 2024-1, Collaterized loan obligation
Coupon			12.50%
Total investment portfolio			$ 5,220,000
Amortized Cost			2,302,000
Fair Value			$ 2,354,600
Investment, Identifier [Axis]: BERRY 2024-1, Collaterized loan obligation 1
Coupon		12.42%
Total investment portfolio		$ 2,610,000
Amortized Cost		2,055,000
Fair Value		1,766,000
Investment, Identifier [Axis]: BERRY 2024-1, Collaterized loan obligation 2
Total investment portfolio		2,610,000
Fair Value		$ 146,100
Investment, Identifier [Axis]: BGCLO 2023-6, Collaterized loan obligation
Coupon		10.02%
Spread		5.65%
Total investment portfolio		$ 1,250,000
Amortized Cost		1,262,500
Fair Value		$ 1,239,600
Investment, Identifier [Axis]: BGI Purchaser, Inc., First lien senior secured loan
Coupon		8.57%	9.51%
Spread		4.75%	5.00%
Total investment portfolio		$ 31,679,300	$ 34,354,400
Amortized Cost		31,339,400	33,916,500
Fair Value		$ 31,679,300	$ 34,354,400
Investment, Identifier [Axis]: BGI Purchaser, Inc., First lien senior secured revolving loan
Coupon		7.57%	8.51%
Spread		3.75%	4.00%
Total investment portfolio		$ 11,109,800	$ 11,109,800
Amortized Cost		10,987,300	10,959,500
Fair Value		$ 11,109,800	$ 11,109,800
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc., First lien senior secured loan
Coupon		8.73%	9.45%
Spread		5.00%	5.00%
Total investment portfolio		$ 54,015,900	$ 42,205,500
Amortized Cost		53,632,200	41,817,800
Fair Value		$ 54,015,900	42,205,500
Investment, Identifier [Axis]: BGIF IV Fearless Utility Services, Inc.,First lien senior secured revolving loan
Total investment portfolio			0
Amortized Cost			0
Fair Value			$ 0
Investment, Identifier [Axis]: BNZ TopCo B.V., Senior subordinated loan
Coupon		8.77%	8.60%
Spread		6.75%	5.75%
Total investment portfolio		$ 13,493,700	$ 11,901,200
Amortized Cost		11,533,500	11,407,900
Fair Value		$ 12,767,100	$ 11,260,400
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan
Coupon		10.39%
Spread		6.25%
Total investment portfolio		$ 2,210,700
Amortized Cost		2,191,900
Fair Value		$ 2,210,700
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan 1
Coupon			10.71%
Spread			6.25%
Total investment portfolio			$ 2,698,200
Amortized Cost			2,668,100
Fair Value			$ 2,698,200
Investment, Identifier [Axis]: BR PJK Produce, LLC, First lien senior secured loan 2
Coupon			10.99%
Spread			6.25%
Total investment portfolio			$ 457,500
Amortized Cost			448,100
Fair Value			$ 457,500
Investment, Identifier [Axis]: BROOKP 2024-1, Collaterized loan obligation
Coupon		10.38%	11.12%
Spread		6.50%	6.50%
Total investment portfolio		$ 1,000,000	$ 1,000,000
Amortized Cost		1,000,000	1,000,000
Fair Value		$ 1,008,100	$ 1,024,100
Investment, Identifier [Axis]: BSP 2016-10, Collaterized loan obligation
Coupon		8.88%
Spread		5.00%
Total investment portfolio		$ 2,820,000
Amortized Cost		2,820,000
Fair Value		$ 2,831,500
Investment, Identifier [Axis]: BSP 2016-9, Collaterized loan obligation
Coupon		9.78%	10.52%
Spread		5.90%	5.90%
Total investment portfolio		$ 3,125,000	$ 3,125,000
Amortized Cost		3,125,000	3,125,000
Fair Value		$ 3,093,100	$ 3,148,700
Investment, Identifier [Axis]: BSP 2018-14, Collaterized loan obligation
Coupon		10.03%	10.74%
Spread		6.15%	6.15%
Total investment portfolio		$ 5,500,000	$ 5,500,000
Amortized Cost		5,500,000	5,500,000
Fair Value		$ 5,503,700	$ 5,633,800
Investment, Identifier [Axis]: BSP 2020-22, Collaterized loan obligation
Coupon		8.78%
Spread		4.90%
Total investment portfolio		$ 2,400,000
Amortized Cost		2,400,000
Fair Value		$ 2,370,900
Investment, Identifier [Axis]: BSP 2021-25, Collaterized loan obligation
Coupon		8.50%
Spread		4.60%
Total investment portfolio		$ 990,000
Amortized Cost		983,800
Fair Value		$ 992,500
Investment, Identifier [Axis]: BSP 2022-28, Collaterized loan obligation
Coupon		9.28%	9.96%
Spread		5.40%	5.40%
Total investment portfolio		$ 500,000	$ 500,000
Amortized Cost		500,000	500,000
Fair Value		$ 501,400	$ 501,400
Investment, Identifier [Axis]: BSP 2022-29, Collaterized loan obligation
Coupon		8.46%
Spread		4.60%
Total investment portfolio		$ 3,350,000
Amortized Cost		3,350,000
Fair Value		$ 3,344,700
Investment, Identifier [Axis]: BSP 2023-30, Collaterized loan obligation
Coupon		9.31%
Spread		5.45%
Total investment portfolio		$ 2,000,000
Amortized Cost		2,000,000
Fair Value		$ 2,012,100
Investment, Identifier [Axis]: BSP 2023-31, Collaterized loan obligation
Coupon		11.03%
Spread		7.17%
Total investment portfolio		$ 625,000
Amortized Cost		612,600
Fair Value		$ 646,400
Investment, Identifier [Axis]: BSP 2023-32, Collaterized loan obligation
Coupon		17.45%
Total investment portfolio		$ 1,050,000
Amortized Cost		872,600
Fair Value		$ 885,200
Investment, Identifier [Axis]: BSP 2024-34, Collaterized loan obligation
Coupon			11.33%
Spread			6.70%
Total investment portfolio			$ 1,250,000
Amortized Cost			1,250,000
Fair Value			$ 1,287,900
Investment, Identifier [Axis]: BSP 2024-35, Collaterized loan obligation
Coupon		9.96%	10.73%
Spread		6.10%	6.10%
Total investment portfolio		$ 1,250,000	$ 1,250,000
Amortized Cost		1,250,000	1,250,000
Fair Value		$ 1,268,400	$ 1,273,200
Investment, Identifier [Axis]: BSP 2024-37, Collaterized loan obligation
Coupon		14.77%	12.50%
Total investment portfolio		$ 8,430,000	$ 8,430,000
Amortized Cost		8,015,900	8,430,000
Fair Value		$ 7,513,600	$ 8,430,000
Investment, Identifier [Axis]: BSP 2024-38, Collaterized loan obligation
Coupon		8.86%
Spread		5.00%
Total investment portfolio		$ 3,750,000
Amortized Cost		3,750,000
Fair Value		$ 3,754,000
Investment, Identifier [Axis]: BSP 2024-38A, Collaterized loan obligation
Coupon			9.31%
Spread			5.00%
Total investment portfolio			$ 3,750,000
Amortized Cost			3,750,000
Fair Value			$ 3,769,500
Investment, Identifier [Axis]: BSP 2025-39, Collaterized loan obligation
Coupon		8.40%
Spread		4.50%
Total investment portfolio		$ 1,825,000
Amortized Cost		1,825,000
Fair Value		$ 1,819,500
Investment, Identifier [Axis]: BSP 2025-40, Collaterized loan obligation 1
Coupon		9.50%
Spread		5.25%
Total investment portfolio		$ 1,000,000
Amortized Cost		1,000,000
Fair Value		$ 1,003,700
Investment, Identifier [Axis]: BSP 2025-40, Collaterized loan obligation 2
Coupon		13.28%
Total investment portfolio		$ 11,290,000
Amortized Cost		10,443,300
Fair Value		$ 8,999,900
Investment, Identifier [Axis]: BSP 2025-41, Collaterized loan obligation
Coupon		9.22%
Spread		4.90%
Total investment portfolio		$ 2,800,000
Amortized Cost		2,800,000
Fair Value		$ 2,814,800
Investment, Identifier [Axis]: BSP 2025-42, Collaterized loan obligation
Coupon		8.92%
Spread		4.85%
Total investment portfolio		$ 6,600,000
Amortized Cost		6,600,000
Fair Value		$ 6,556,000
Investment, Identifier [Axis]: BTCP 2023-1, Collaterized loan obligation
Coupon		10.40%	11.10%
Spread		6.50%	6.50%
Total investment portfolio		$ 1,746,600	$ 6,100,000
Amortized Cost		1,748,300	6,105,700
Fair Value		$ 1,746,600	$ 6,100,000
Investment, Identifier [Axis]: BVI Medical, Inc. and BVI Group Limited, First lien senior secured loan 1
Coupon		9.97%
Coupon, PIK		5.00%
Spread		6.25%
Total investment portfolio		$ 141,337,500
Amortized Cost		139,542,000
Fair Value		$ 135,684,000
Investment, Identifier [Axis]: BVI Medical, Inc. and BVI Group Limited, First lien senior secured loan 2
Coupon		9.88%
Spread		6.00%
Total investment portfolio		$ 2,107,100
Amortized Cost		2,068,100
Fair Value		$ 1,871,100
Investment, Identifier [Axis]: BVI Medical, Inc. and BVI Group Limited, Ordinary shares
Shares/Units (in shares)		2,249
Amortized Cost		$ 3,000,400
Fair Value		$ 2,556,700
Investment, Identifier [Axis]: BW Holding, Inc., First lien senior secured loan
Coupon			8.66%
Spread			4.00%
Total investment portfolio			$ 14,539,600
Amortized Cost			13,359,100
Fair Value			$ 12,916,000
Investment, Identifier [Axis]: BW Holding, Inc., First lien senior secured loan 1
Coupon		8.49%
Spread		4.50%
Total investment portfolio		$ 16,894,100
Amortized Cost		15,647,800
Fair Value		$ 10,981,200
Investment, Identifier [Axis]: BW Holding, Inc., First lien senior secured loan 2
Coupon		10.34%
Spread		6.50%
Total investment portfolio		$ 4,231,700
Amortized Cost		3,775,300
Fair Value		$ 4,297,800
Investment, Identifier [Axis]: BX 2024-SLCT, Commercial mortgage-backed security
Coupon		7.14%	7.84%
Spread		3.39%	3.39%
Total investment portfolio		$ 24,185,000	$ 24,185,000
Amortized Cost		24,126,100	24,124,500
Fair Value		$ 24,128,800	$ 24,139,800
Investment, Identifier [Axis]: BYRDPK 2025-1, Collaterized loan obligation 1
Coupon		10.22%
Spread		6.35%
Total investment portfolio		$ 2,200,000
Amortized Cost		2,178,700
Fair Value		$ 2,262,100
Investment, Identifier [Axis]: BYRDPK 2025-1, Collaterized loan obligation 2
Coupon		16.37%
Total investment portfolio		$ 1,310,000
Amortized Cost		946,700
Fair Value		916,200
Investment, Identifier [Axis]: BYRDPK 2025-1, Collaterized loan obligation 3
Total investment portfolio		1,310,000
Fair Value		$ 26,600
Investment, Identifier [Axis]: Bad Vibes Forever, LLC and Bad Vibes Forever Publishing, LLC, First lien senior secured loan
Coupon		9.10%
Spread		5.50%
Total investment portfolio		$ 18,667,100
Amortized Cost		18,407,700
Fair Value		$ 18,667,100
Investment, Identifier [Axis]: Badia Spices, LLC, First lien senior secured loan
Coupon		8.09%	9.07%
Spread		4.25%	4.50%
Total investment portfolio		$ 124,392,900	$ 128,571,400
Amortized Cost		122,619,700	126,384,100
Fair Value		$ 124,392,900	$ 126,321,400
Investment, Identifier [Axis]: Bain Capital Europe Fund IV, L.P., Limited partnership interest
Shares/Units (as a percent)		0.0004
Amortized Cost		$ 483,400
Fair Value		$ 541,100
Investment, Identifier [Axis]: Bain Capital Europe V, SCSp, Limited partnership interest
Shares/Units (as a percent)		0.0001
Amortized Cost		$ 595,600
Fair Value		$ 812,400
Investment, Identifier [Axis]: Bain Capital Fund XI, L.P., Limited partnership interest
Shares/Units (as a percent)		0.0011
Amortized Cost		$ 1,885,900
Fair Value		$ 2,331,100
Investment, Identifier [Axis]: Bain Capital Fund XII, L.P., Limited partnership interest
Shares/Units (as a percent)		0.0001
Amortized Cost		$ 459,400
Fair Value		$ 719,500
Investment, Identifier [Axis]: Baldwin Risk Partners, LLC, First lien senior secured loan
Coupon		6.64%
Spread		2.50%
Total investment portfolio		$ 4,218,800
Amortized Cost		4,197,700
Fair Value		$ 4,204,700
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 1
Coupon		7.07%	9.77%
Spread		5.00%	5.25%
Total investment portfolio		$ 9,322,800	$ 14,056,400
Amortized Cost		8,309,200	13,724,600
Fair Value		$ 9,322,800	$ 14,056,400
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured loan 2
Coupon		8.98%	8.25%
Spread		5.25%	5.25%
Total investment portfolio		$ 568,900	$ 8,303,600
Amortized Cost		568,900	8,351,500
Fair Value		$ 568,900	$ 8,303,600
Investment, Identifier [Axis]: Bamboo US BidCo LLC, First lien senior secured revolving loan
Coupon		8.83%
Spread		5.00%
Total investment portfolio		$ 19,508,000
Amortized Cost		19,225,300
Fair Value		$ 19,508,000
Investment, Identifier [Axis]: Banyan Software Holdings, LLC and Banyan Software Intermediate, Inc., First lien senior secured loan
Coupon		8.98%
Spread		5.25%
Total investment portfolio		$ 9,818,900
Amortized Cost		9,422,800
Fair Value		$ 9,818,900
Investment, Identifier [Axis]: Banyan Software Holdings, LLC and Banyan Software Intermediate, Inc., Series A preferred shares
Coupon, PIK		14.00%
Shares/Units (in shares)		30,578
Amortized Cost		$ 28,618,600
Fair Value		$ 33,723,600
Investment, Identifier [Axis]: Barnes Group Inc., First lien senior secured loan
Coupon			7.33%
Spread			3.00%
Total investment portfolio			$ 20,000,000
Amortized Cost			19,950,000
Fair Value			$ 19,990,000
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan 1
Coupon		7.72%
Spread		4.00%
Total investment portfolio		$ 18,325,300
Amortized Cost		18,328,700
Fair Value		$ 18,325,300
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan 2
Coupon		7.97%
Spread		4.25%
Total investment portfolio		$ 16,159,400
Amortized Cost		16,085,900
Fair Value		$ 16,304,800
Investment, Identifier [Axis]: Bausch + Lomb Corporation, First lien senior secured loan 3
Coupon		7.42%
Spread		3.75%
Total investment portfolio		$ 1,400,000
Amortized Cost		1,400,000
Fair Value		$ 1,412,600
Investment, Identifier [Axis]: Bayou Intermediate II, LLC, First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 27,267,100
Amortized Cost		26,997,600
Fair Value		$ 26,976,400
Investment, Identifier [Axis]: Belfor Holdings, Inc., First lien senior secured loan
Coupon			8.11%
Spread			3.75%
Total investment portfolio			$ 11,936,000
Amortized Cost			11,855,900
Fair Value			$ 12,055,300
Investment, Identifier [Axis]: Bellwether Buyer, L.L.C. and Bellwether Topco V Buyer, Inc., First lien senior secured loan
Coupon		8.23%
Spread		4.50%
Total investment portfolio		$ 14,330,700
Amortized Cost		14,266,400
Fair Value		$ 14,330,700
Investment, Identifier [Axis]: Belron Finance US LLC, First lien senior secured loan
Coupon			7.27%
Spread			2.75%
Total investment portfolio			$ 22,252,600
Amortized Cost			22,244,500
Fair Value			$ 22,433,500
Investment, Identifier [Axis]: Berlin Packaging L.L.C., First lien senior secured loan
Coupon			7.83%
Spread			3.50%
Total investment portfolio			$ 14,188,900
Amortized Cost			14,223,300
Fair Value			$ 14,259,800
Investment, Identifier [Axis]: Birdie Bidco, Inc., First lien senior secured loan
Spread		6.75%
Total investment portfolio		$ 72,741,400
Amortized Cost		72,204,400
Fair Value		$ 72,377,700
Investment, Identifier [Axis]: Birdie Bidco, Inc., First lien senior secured revolving loan
Coupon		8.17%
Spread		4.50%
Total investment portfolio		$ 932,000
Amortized Cost		870,700
Fair Value		$ 890,400
Investment, Identifier [Axis]: Birdie Bidco, Inc., First lien senior secured revolving loan 1
Coupon		10.25%
Spread		3.50%
Total investment portfolio		$ 517,800
Amortized Cost		483,700
Fair Value		$ 494,700
Investment, Identifier [Axis]: Bizzdesign Holding BV, First lien senior secured loan
Coupon		8.52%	9.20%
Spread		6.50%	6.50%
Total investment portfolio		$ 3,228,500	$ 2,847,500
Amortized Cost		2,828,500	2,814,300
Fair Value		$ 3,228,500	$ 2,847,500
Investment, Identifier [Axis]: Blackstone Capital Partners VI L.P., Limited partnership interest 1
Shares/Units (as a percent)		0.0005
Amortized Cost		$ 1,044,800
Fair Value		$ 1,277,100
Investment, Identifier [Axis]: Blackstone Capital Partners VI L.P., Limited partnership interest 2
Shares/Units (as a percent)		0.0003
Amortized Cost		$ 668,500
Fair Value		$ 710,600
Investment, Identifier [Axis]: Blazing Star Parent, LLC, First lien senior secured loan
Coupon		10.82%
Spread		7.00%
Total investment portfolio		$ 68,996,300
Amortized Cost		67,390,400
Fair Value		$ 67,961,400
Investment, Identifier [Axis]: Bleriot US Bidco Inc., First lien senior secured loan
Coupon			7.08%
Spread			2.75%
Total investment portfolio			$ 4,531,900
Amortized Cost			4,539,800
Fair Value			$ 4,552,500
Investment, Identifier [Axis]: Bluejack Fire Acquisition, Inc. and Bluejack Fire Holdings LLC, Class A-1 units
Shares/Units (in shares)		1,134
Amortized Cost		$ 1,134,000
Fair Value		$ 1,079,900
Investment, Identifier [Axis]: Bluejack Fire Acquisition, Inc. and Bluejack Fire Holdings LLC, First lien senior secured loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 5,720,200
Amortized Cost		5,659,900
Fair Value		$ 5,720,200
Investment, Identifier [Axis]: Bluejack Fire Acquisition, Inc. and Bluejack Fire Holdings LLC, First lien senior secured revolving loan
Coupon		8.50%
Spread		4.75%
Total investment portfolio		$ 359,100
Amortized Cost		341,100
Fair Value		$ 359,100
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P., Class A-1 units
Shares/Units (in shares)		113,541	113,541
Amortized Cost		$ 113,500	$ 113,500
Fair Value		$ 120,800	$ 115,200
Investment, Identifier [Axis]: Bobcat Purchaser, LLC and Bobcat Topco, L.P., First lien senior secured loan
Coupon		8.44%	9.07%
Spread		4.75%	4.75%
Total investment portfolio		$ 13,102,700	$ 13,236,700
Amortized Cost		12,894,300	12,979,000
Fair Value		$ 13,102,700	$ 13,236,700
Investment, Identifier [Axis]: Bobtail AcquisitionCo, LLC, First lien senior secured loan
Coupon		8.54%
Spread		4.75%
Total investment portfolio		$ 32,630,600
Amortized Cost		32,255,300
Fair Value		$ 32,233,500
Investment, Identifier [Axis]: Bobtail AcquisitionCo, LLC, First lien senior secured revolving loan
Coupon		8.44%
Spread		4.75%
Total investment portfolio		$ 751,400
Amortized Cost		671,900
Fair Value		$ 667,300
Investment, Identifier [Axis]: Boost Newco Borrower, LLC, First lien senior secured loan
Coupon			6.83%
Spread			2.50%
Total investment portfolio			$ 22,344,000
Amortized Cost			22,374,600
Fair Value			$ 22,432,500
Investment, Identifier [Axis]: Boost Newco Borrower, LLC, First lien senior secured loan one
Coupon		5.67%
Spread		2.00%
Total investment portfolio		$ 118,836,300
Amortized Cost		118,971,000
Fair Value		$ 118,911,200
Investment, Identifier [Axis]: Boost Newco Borrower, LLC, First lien senior secured loan two
Coupon		4.27%
Spread		2.25%
Total investment portfolio		$ 11,859,000
Amortized Cost		11,817,000
Fair Value		$ 11,867,900
Investment, Identifier [Axis]: Bracket Intermediate Holding Corp. First lien senior secured loan
Coupon			8.58%
Spread			4.25%
Total investment portfolio			$ 33,483,700
Amortized Cost			33,419,100
Fair Value			$ 33,734,800
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan
Coupon		7.19%
Spread		3.50%
Total investment portfolio		$ 36,000,000
Amortized Cost		35,460,200
Fair Value		$ 35,579,900
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan 1
Coupon			9.52%
Spread			5.00%
Total investment portfolio			$ 31,287,100
Amortized Cost			30,800,200
Fair Value			$ 31,287,100
Investment, Identifier [Axis]: BradyPlus Holdings, LLC, First lien senior secured loan 2
Coupon			9.40%
Spread			5.00%
Total investment portfolio			$ 198,000
Amortized Cost			190,600
Fair Value			$ 198,000
Investment, Identifier [Axis]: Bridgepoint Europe VI 'E' LP, Limited partnership interest
Shares/Units (as a percent)		0.0001
Amortized Cost		$ 505,000
Fair Value		$ 793,100
Investment, Identifier [Axis]: BrightStar Group Holdings, Inc., First lien senior secured loan
Coupon		8.80%
Spread		4.75%
Total investment portfolio		$ 28,448,100
Amortized Cost		28,209,600
Fair Value		$ 28,448,100
Investment, Identifier [Axis]: Broadcast Music, Inc., First lien senior secured loan
Coupon			10.39%
Spread			5.75%
Total investment portfolio			$ 29,467,300
Amortized Cost			28,840,900
Fair Value			$ 29,467,300
Investment, Identifier [Axis]: Broadstreet Partners, Inc., First lien senior secured loan
Coupon		6.47%	7.36%
Spread		2.75%	3.00%
Total investment portfolio		$ 38,267,500	$ 31,911,900
Amortized Cost		38,277,900	31,916,400
Fair Value		$ 38,378,100	$ 31,990,100
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan
Coupon			6.90%
Spread			2.50%
Total investment portfolio			$ 31,415,900
Amortized Cost			31,413,500
Fair Value			$ 31,502,200
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 1
Coupon		6.22%
Spread		2.50%
Total investment portfolio		$ 25,494,100
Amortized Cost		25,502,700
Fair Value		$ 25,610,100
Investment, Identifier [Axis]: Brown Group Holding, LLC, First lien senior secured loan 2
Coupon		6.56%
Spread		2.75%
Total investment portfolio		$ 10,878,800
Amortized Cost		10,849,500
Fair Value		$ 10,927,500
Investment, Identifier [Axis]: Bulab Holdings, Inc. and Buckman PPC Co-Invest LP, First lien senior secured loan 1
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 43,879,300
Amortized Cost		43,469,000
Fair Value		$ 43,879,300
Investment, Identifier [Axis]: Bulab Holdings, Inc. and Buckman PPC Co-Invest LP, First lien senior secured loan 2
Coupon		6.65%
Spread		4.75%
Total investment portfolio		$ 8,798,100
Amortized Cost		8,742,400
Fair Value		$ 8,798,100
Investment, Identifier [Axis]: Bulab Holdings, Inc. and Buckman PPC Co-Invest LP, Limited partnership interest
Shares/Units (in shares)		1,873,000
Amortized Cost		$ 1,879,400
Fair Value		$ 2,189,700
Investment, Identifier [Axis]: Bulldog Purchaser Inc., First lien senior secured loan 1
Coupon			8.58%
Spread			4.25%
Total investment portfolio			$ 6,583,500
Amortized Cost			6,552,400
Fair Value			$ 6,621,900
Investment, Identifier [Axis]: Bulldog Purchaser Inc., First lien senior secured loan 2
Coupon			8.34%
Spread			3.75%
Total investment portfolio			$ 1,025,000
Amortized Cost			1,025,000
Fair Value			$ 1,031,000
Investment, Identifier [Axis]: Bumble Bidco Limited, First lien senior secured loan
Coupon		10.50%	11.49%
Spread		6.75%	6.75%
Total investment portfolio		$ 7,779,500	$ 6,645,700
Amortized Cost		7,243,200	6,669,100
Fair Value		$ 7,779,500	$ 6,645,700
Investment, Identifier [Axis]: Burgess Point Purchaser Corporation, First lien senior secured loan
Coupon		9.19%	9.68%
Spread		5.25%	5.25%
Total investment portfolio		$ 69,085,400	$ 69,797,600
Amortized Cost		66,821,300	66,868,400
Fair Value		$ 58,328,100	$ 61,814,900
Investment, Identifier [Axis]: Businessolver.com, Inc., First lien senior secured loan
Coupon		8.17%
Spread		4.50%
Total investment portfolio		$ 13,309,700
Amortized Cost		13,243,900
Fair Value		$ 13,276,400
Investment, Identifier [Axis]: CAIF 1, Commercial mortgage-backed security 1
Coupon		9.48%
Spread		5.75%
Total investment portfolio		$ 26,829,600
Amortized Cost		26,125,100
Fair Value		$ 26,781,100
Investment, Identifier [Axis]: CAIF 1, Commercial mortgage-backed security 2
Coupon		10.88%
Spread		7.15%
Total investment portfolio		$ 9,656,400
Amortized Cost		9,199,200
Fair Value		$ 9,500,700
Investment, Identifier [Axis]: CAVU 2021-1, Collaterized loan obligation
Coupon		10.86%	11.63%
Spread		7.00%	7.00%
Total investment portfolio		$ 1,000,000	$ 1,000,000
Amortized Cost		1,000,000	1,000,000
Fair Value		$ 1,003,000	$ 1,006,300
Investment, Identifier [Axis]: CAVU 2022-2, Collaterized loan obligation 1
Coupon		10.33%
Spread		6.45%
Total investment portfolio		$ 2,950,000
Amortized Cost		2,950,000
Fair Value		$ 3,011,300
Investment, Identifier [Axis]: CAVU 2022-2, Collaterized loan obligation 2
Coupon		8.34%
Total investment portfolio		$ 2,575,000
Amortized Cost		2,575,000
Fair Value		$ 2,618,200
Investment, Identifier [Axis]: CAVU 2025-2, Collaterized loan obligation
Coupon		10.00%
Spread		5.75%
Total investment portfolio		$ 4,500,000
Amortized Cost		4,500,000
Fair Value		$ 4,544,700
Investment, Identifier [Axis]: CBTS Borrower, LLC and CBTS TopCo, L.P., First lien senior secured loan
Coupon			12.50%
Coupon, PIK		14.50%
Spread		10.00%	8.00%
Total investment portfolio		$ 8,899,400	$ 7,700,000
Amortized Cost		8,583,800	7,320,300
Fair Value		$ 9,287,900	$ 7,315,000
Investment, Identifier [Axis]: CBTS Borrower, LLC and CBTS TopCo, L.P., Series A-2 preferred shares
Coupon, PIK		8.00%
Shares/Units (in shares)		1,200,000	1,200,000
Amortized Cost		$ 1,307,600	$ 1,200,000
Fair Value		$ 1,310,400	$ 1,200,000
Investment, Identifier [Axis]: CCC Intelligent Solutions Inc., First lien senior secured loan
Coupon			6.72%
Spread			2.25%
Total investment portfolio			$ 10,929,300
Amortized Cost			10,940,000
Fair Value			$ 10,960,600
Investment, Identifier [Axis]: CEDF 2021-14, Collaterized loan obligation
Coupon		15.29%	15.40%
Total investment portfolio		$ 1,840,000	$ 1,840,000
Amortized Cost		971,600	995,900
Fair Value		$ 616,400	$ 975,200
Investment, Identifier [Axis]: CFC Bidco 2022 Limited, First lien senior secured loan
Coupon		7.74%
Spread		3.75%
Total investment portfolio		$ 47,927,300
Amortized Cost		46,927,100
Fair Value		$ 46,549,400
Investment, Identifier [Axis]: CFC Funding LLC, Loan instrument units
Coupon		9.75%
Coupon, PIK		8.17%	9.75%
Shares/Units (in shares)		5,300	5,300
Amortized Cost		$ 6,147,000	$ 5,565,500
Fair Value		$ 6,411,600	$ 5,829,300
Investment, Identifier [Axis]: CGMS 2018-4, Collaterized loan obligation
Coupon		11.74%
Spread		7.86%
Total investment portfolio		$ 250,000
Amortized Cost		257,800
Fair Value		$ 256,000
Investment, Identifier [Axis]: CGMS 2019-2, Collaterized loan obligation
Coupon		10.90%	11.83%
Spread		7.00%	7.00%
Total investment portfolio		$ 4,387,500	$ 4,387,500
Amortized Cost		4,387,500	4,387,500
Fair Value		$ 4,470,000	$ 4,526,600
Investment, Identifier [Axis]: CGMS 2021-5, Collaterized loan obligation
Coupon		9.78%
Spread		5.90%
Total investment portfolio		$ 2,500,000
Amortized Cost		2,500,000
Fair Value		$ 2,515,200
Investment, Identifier [Axis]: CGMS 2021-8, Collaterized loan obligation
Coupon		9.23%
Spread		5.25%
Total investment portfolio		$ 6,900,000
Amortized Cost		6,900,000
Fair Value		$ 6,927,700
Investment, Identifier [Axis]: CGMS 2022-2, Collaterized loan obligation
Coupon		10.83%	11.51%
Spread		6.95%	6.95%
Total investment portfolio		$ 2,850,000	$ 2,850,000
Amortized Cost		2,850,000	2,850,000
Fair Value		$ 2,898,800	$ 2,913,000
Investment, Identifier [Axis]: CGMS 2022-5, Collaterized loan obligation
Coupon		11.00%	12.20%
Spread		7.10%	7.10%
Total investment portfolio		$ 4,190,000	$ 4,190,000
Amortized Cost		4,190,000	4,190,000
Fair Value		$ 4,249,200	$ 4,321,100
Investment, Identifier [Axis]: CGMS 2022-6, Collaterized loan obligation
Coupon		18.74%
Total investment portfolio		$ 1,173,500
Amortized Cost		996,500
Fair Value		$ 1,030,900
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation
Coupon			9.72%
Spread			5.10%
Total investment portfolio			$ 1,250,000
Amortized Cost			1,250,000
Fair Value			$ 1,271,500
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation 1
Coupon		9.63%
Spread		5.75%
Total investment portfolio		$ 3,700,000
Amortized Cost		3,700,000
Fair Value		$ 3,732,600
Investment, Identifier [Axis]: CGMS 2023-1, Collaterized loan obligation 2
Coupon		15.00%
Total investment portfolio		$ 14,886,300
Amortized Cost		11,462,400
Fair Value		$ 11,070,200
Investment, Identifier [Axis]: CGMS 2023-2, Collaterized loan obligation
Coupon		17.17%	9.62%
Spread			5.00%
Total investment portfolio		$ 15,070,700	$ 2,000,000
Amortized Cost		11,948,400	2,000,000
Fair Value		$ 11,532,100	$ 2,044,500
Investment, Identifier [Axis]: CGMS 2024-1, Collaterized loan obligation
Coupon		10.82%	11.58%
Spread		6.92%	6.92%
Total investment portfolio		$ 1,096,000	$ 1,096,000
Amortized Cost		1,118,700	1,119,300
Fair Value		$ 1,109,700	$ 1,126,800
Investment, Identifier [Axis]: CGMS 2024-2, Collaterized loan obligation
Coupon		10.71%	11.48%
Spread		6.85%	6.85%
Total investment portfolio		$ 1,500,000	$ 1,500,000
Amortized Cost		1,500,000	1,500,000
Fair Value		$ 1,516,500	$ 1,544,100
Investment, Identifier [Axis]: CGMS 2024-3, Collaterized loan obligation
Coupon		10.26%	11.70%
Spread		6.40%	6.40%
Total investment portfolio		$ 2,600,000	$ 2,600,000
Amortized Cost		2,600,000	2,600,000
Fair Value		$ 2,645,200	$ 2,680,900
Investment, Identifier [Axis]: CGMS 2024-5, Collaterized loan obligation 1
Coupon		9.51%	12.60%
Spread		5.65%
Total investment portfolio		$ 1,500,000	$ 2,700,000
Amortized Cost		1,500,000	2,409,800
Fair Value		$ 1,518,200	$ 2,487,900
Investment, Identifier [Axis]: CGMS 2024-5, Collaterized loan obligation 2
Coupon		12.35%	10.20%
Spread			5.65%
Total investment portfolio		$ 2,700,000	$ 1,500,000
Amortized Cost		2,240,000	1,500,000
Fair Value		$ 2,164,300	$ 1,537,600
Investment, Identifier [Axis]: CGMS 2025-3, Collaterized loan obligation
Coupon		9.33%
Spread		5.25%
Total investment portfolio		$ 3,275,000
Amortized Cost		3,275,000
Fair Value		$ 3,311,900
Investment, Identifier [Axis]: CGMS 2025-5, Collaterized loan obligation
Coupon		12.10%
Total investment portfolio		$ 14,325,000
Amortized Cost		12,767,200
Fair Value		$ 12,768,500
Investment, Identifier [Axis]: CIFC 2018-1, Collaterized loan obligation
Coupon		10.50%	9.72%
Spread			5.25%
Total investment portfolio		$ 5,018,100	$ 830,000
Amortized Cost		2,052,600	830,000
Fair Value		$ 1,662,400	$ 834,000
Investment, Identifier [Axis]: CIFC 2018-5, Collaterized loan obligation
Coupon		10.50%
Spread		6.60%
Total investment portfolio		$ 1,200,000
Amortized Cost		1,176,300
Fair Value		$ 1,212,100
Investment, Identifier [Axis]: CIFC 2019-1, Collaterized loan obligation
Coupon		11.40%
Total investment portfolio		$ 1,450,000
Amortized Cost		890,400
Fair Value		$ 754,000
Investment, Identifier [Axis]: CIFC 2019-4, Collaterized loan obligation
Coupon		9.15%
Spread		5.25%
Total investment portfolio		$ 2,750,000
Amortized Cost		2,750,000
Fair Value		$ 2,766,600
Investment, Identifier [Axis]: CIFC 2019-5, Collaterized loan obligation 1
Coupon		17.99%
Total investment portfolio		$ 2,304,400
Amortized Cost		1,385,400
Fair Value		$ 1,418,700
Investment, Identifier [Axis]: CIFC 2019-5, Collaterized loan obligation 2
Coupon		17.99%
Total investment portfolio		$ 270,000
Amortized Cost		162,300
Fair Value		$ 166,200
Investment, Identifier [Axis]: CIFC 2020-4, Collaterized loan obligation
Coupon			9.33%
Spread			4.90%
Total investment portfolio			$ 5,500,000
Amortized Cost			5,500,000
Fair Value			$ 5,528,600
Investment, Identifier [Axis]: CIFC 2021-1, Collaterized loan obligation
Coupon		9.86%	10.63%
Spread		6.00%	6.00%
Total investment portfolio		$ 1,820,000	$ 1,820,000
Amortized Cost		1,820,000	1,820,000
Fair Value		$ 1,836,000	$ 1,853,000
Investment, Identifier [Axis]: CIFC 2021-4, Collaterized loan obligation
Coupon		10.06%	11.37%
Spread		6.20%	6.20%
Total investment portfolio		$ 1,000,000	$ 1,000,000
Amortized Cost		1,000,600	1,000,600
Fair Value		$ 1,014,100	$ 1,027,600
Investment, Identifier [Axis]: CIFC 2021-5, Collaterized loan obligation
Coupon			9.41%
Spread			5.10%
Total investment portfolio			$ 3,500,000
Amortized Cost			3,500,000
Fair Value			$ 3,517,500
Investment, Identifier [Axis]: CIFC 2021-5, Collaterized loan obligation 1
Coupon		9.00%
Spread		5.10%
Total investment portfolio		$ 3,450,000
Amortized Cost		3,431,700
Fair Value		$ 3,471,500
Investment, Identifier [Axis]: CIFC 2021-5, Collaterized loan obligation 2
Coupon		12.69%
Total investment portfolio		$ 640,000
Amortized Cost		404,000
Fair Value		$ 367,600
Investment, Identifier [Axis]: CIFC 2022-5, Collaterized loan obligation
Coupon		7.79%	8.55%
Spread		3.90%	3.90%
Total investment portfolio		$ 6,000,000	$ 6,000,000
Amortized Cost		6,000,000	6,000,000
Fair Value		$ 6,009,000	$ 6,132,800
Investment, Identifier [Axis]: CIFC 2022-6, Collaterized loan obligation
Coupon		9.64%	10.36%
Spread		5.75%	5.75%
Total investment portfolio		$ 437,500	$ 437,500
Amortized Cost		437,500	437,500
Fair Value		$ 442,000	$ 447,900
Investment, Identifier [Axis]: CIFC 2022-7, Collaterized loan obligation
Coupon		9.21%	9.91%
Spread		5.35%	5.35%
Total investment portfolio		$ 687,500	$ 687,500
Amortized Cost		687,500	687,500
Fair Value		$ 692,500	$ 689,500
Investment, Identifier [Axis]: CIFC 2024-1, Collaterized loan obligation
Coupon		10.48%	11.23%
Spread		6.60%	6.60%
Total investment portfolio		$ 375,000	$ 375,000
Amortized Cost		384,000	384,300
Fair Value		$ 379,200	$ 386,000
Investment, Identifier [Axis]: CIFC 2024-2, Collaterized loan obligation
Coupon		10.26%	11.03%
Spread		6.40%	6.40%
Total investment portfolio		$ 2,000,000	$ 2,000,000
Amortized Cost		2,000,000	2,000,000
Fair Value		$ 2,024,700	$ 2,057,600
Investment, Identifier [Axis]: CIFC 2024-4, Collaterized loan obligation
Coupon		11.82%	12.70%
Total investment portfolio		$ 2,600,000	$ 2,600,000
Amortized Cost		2,232,600	2,373,100
Fair Value		$ 2,022,300	$ 2,511,000
Investment, Identifier [Axis]: CIFC 2024-5, Collaterized loan obligation
Coupon		9.01%	9.48%
Spread		5.15%	5.15%
Total investment portfolio		$ 4,000,000	$ 4,000,000
Amortized Cost		4,000,000	4,000,000
Fair Value		$ 4,040,500	$ 4,020,800
Investment, Identifier [Axis]: CIFC 2025-3, Collaterized loan obligation
Coupon		13.34%
Total investment portfolio		$ 9,717,500
Amortized Cost		8,083,000
Fair Value		$ 8,183,800
Investment, Identifier [Axis]: CIFC 2025-4, Collaterized loan obligation 1
Coupon		9.06%
Spread		4.95%
Total investment portfolio		$ 2,180,000
Amortized Cost		2,180,000
Fair Value		$ 2,191,700
Investment, Identifier [Axis]: CIFC 2025-4, Collaterized loan obligation 2
Coupon		12.10%
Total investment portfolio		$ 14,820,000
Amortized Cost		13,099,400
Fair Value		$ 12,866,200
Investment, Identifier [Axis]: CIFC 2025-7, Collaterized loan obligation
Coupon		12.00%
Total investment portfolio		$ 17,020,000
Amortized Cost		15,275,500
Fair Value		$ 15,522,100
Investment, Identifier [Axis]: CIFC Funding 2025-VI Ltd, Collaterized loan obligation
Coupon		8.61%
Spread		4.75%
Total investment portfolio		$ 2,150,000
Amortized Cost		2,150,000
Fair Value		$ 2,175,100
Investment, Identifier [Axis]: CLRMPK 2025-1, Collaterized loan obligation 1
Coupon		9.37%
Spread		5.50%
Total investment portfolio		$ 1,802,000
Amortized Cost		1,802,000
Fair Value		$ 1,833,000
Investment, Identifier [Axis]: CLRMPK 2025-1, Collaterized loan obligation 2
Coupon		13.70%
Total investment portfolio		$ 15,725,000
Amortized Cost		12,721,000
Fair Value		11,516,400
Investment, Identifier [Axis]: CLRMPK 2025-1, Collaterized loan obligation 3
Total investment portfolio		15,725,000
Fair Value		$ 507,000
Investment, Identifier [Axis]: CNT Holdings I Corp, First lien senior secured loan
Coupon		6.34%	8.09%
Spread		2.50%	3.50%
Total investment portfolio		$ 91,434,800	$ 49,463,400
Amortized Cost		91,497,300	49,486,700
Fair Value		$ 91,611,300	$ 49,727,500
Investment, Identifier [Axis]: CP 2018-15, Collaterized loan obligation
Coupon		12.20%
Total investment portfolio		$ 13,282,000
Amortized Cost		5,945,800
Fair Value		$ 5,173,600
Investment, Identifier [Axis]: CP Atlas Buyer Inc, First lien senior secured loan
Coupon			8.21%
Spread			3.75%
Total investment portfolio			$ 6,085,100
Amortized Cost			5,961,600
Fair Value			$ 5,918,400
Investment, Identifier [Axis]: CPFTR 2025-1, Commercial mortgage-backed security
Coupon		8.38%
Total investment portfolio		$ 34,411,800
Amortized Cost		34,411,800
Fair Value		$ 34,506,100
Investment, Identifier [Axis]: CPI Holdco B, LLC, First lien senior secured loan 1
Coupon			6.78%
Spread			2.25%
Total investment portfolio			$ 29,210,000
Amortized Cost			29,099,500
Fair Value			$ 29,173,500
Investment, Identifier [Axis]: CPI Holdco B, LLC, First lien senior secured loan 2
Coupon			6.36%
Spread			2.00%
Total investment portfolio			$ 5,298,500
Amortized Cost			5,256,700
Fair Value			$ 5,283,400
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured loan
Coupon		11.09%	11.69%
Spread		7.00%	7.00%
Total investment portfolio		$ 14,662,500	$ 14,812,500
Amortized Cost		14,458,200	14,517,400
Fair Value		$ 14,662,500	$ 14,812,500
Investment, Identifier [Axis]: CPIG Holdco Inc., First lien senior secured revolving loan
Coupon		8.84%	9.44%
Spread		4.75%	4.75%
Total investment portfolio		$ 500	$ 500
Amortized Cost		500	500
Fair Value		$ 500	$ 500
Investment, Identifier [Axis]: CPPIB OVM Member U.S. LLC, First lien senior secured loan
Coupon		6.17%	7.58%
Spread		2.50%	3.25%
Total investment portfolio		$ 28,565,600	$ 11,213,900
Amortized Cost		28,474,300	11,168,500
Fair Value		$ 28,726,500	$ 11,284,000
Investment, Identifier [Axis]: CPTPK 2024-1, Collaterized loan obligation
Coupon		9.88%	10.62%
Spread		6.00%	6.00%
Total investment portfolio		$ 1,400,000	$ 1,400,000
Amortized Cost		1,400,000	1,400,000
Fair Value		$ 1,411,000	$ 1,442,200
Investment, Identifier [Axis]: CPV Fairview, LLC, First lien senior secured loan
Coupon		6.17%
Spread		2.50%
Total investment portfolio		$ 14,092,200
Amortized Cost		14,092,900
Fair Value		$ 14,140,700
Investment, Identifier [Axis]: CQP Holdco L.P., First lien senior secured loan
Coupon			6.33%
Spread			2.00%
Total investment portfolio			$ 5,000,000
Amortized Cost			5,021,900
Fair Value			$ 5,005,000
Investment, Identifier [Axis]: CVC Capital Partners VI (B) L.P., Limited partnership interest
Shares/Units (as a percent)		0.04
Amortized Cost		$ 3,631,800
Fair Value		3,250,100
Investment, Identifier [Axis]: CVC Capital Partners VII (A) L.P., Limited partnership interest
Amortized Cost		420,400
Fair Value		$ 492,900
Investment, Identifier [Axis]: CWC Fund I Co-Invest (ALTI) LP, Limited partnership interest
Shares/Units (in shares)		6,653,000
Amortized Cost		$ 6,700,200
Fair Value		$ 7,909,400
Investment, Identifier [Axis]: CWC Fund I Co-Invest (ALTI) LP, Limited partnership interests
Shares/Units (in shares)			6,653,000
Amortized Cost			$ 6,673,600
Fair Value			$ 7,171,900
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan 1
Coupon			6.61%
Spread			2.25%
Total investment portfolio			$ 8,102,500
Amortized Cost			8,094,200
Fair Value			$ 8,099,100
Investment, Identifier [Axis]: Caesars Entertainment Inc, First lien senior secured loan 2
Coupon			6.61%
Spread			2.25%
Total investment portfolio			$ 7,700,300
Amortized Cost			7,685,000
Fair Value			$ 7,702,700
Investment, Identifier [Axis]: Calabrio, Inc., First lien senior secured loan
Coupon		7.84%
Spread		4.00%
Total investment portfolio		$ 12,400,000
Amortized Cost		11,787,400
Fair Value		$ 11,656,000
Investment, Identifier [Axis]: Calera XXVIII, LLC, Limited liability company interests
Shares/Units (in shares)		1,845,252
Amortized Cost		$ 1,845,300
Fair Value		$ 1,845,300
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan
Coupon			6.12%
Spread			1.75%
Total investment portfolio			$ 6,000,000
Amortized Cost			5,977,500
Fair Value			$ 5,974,800
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan 1
Coupon		5.47%
Spread		1.75%
Total investment portfolio		$ 34,048,300
Amortized Cost		34,058,500
Fair Value		$ 34,064,300
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan 2
Coupon		5.47%
Spread		1.75%
Total investment portfolio		$ 16,639,900
Amortized Cost		16,640,800
Fair Value		$ 16,638,100
Investment, Identifier [Axis]: Calpine Corp, First lien senior secured loan 3
Coupon		5.47%
Spread		1.75%
Total investment portfolio		$ 10,666,300
Amortized Cost		10,660,700
Fair Value		$ 10,662,400
Investment, Identifier [Axis]: Cambrex Corporation, First lien senior secured loan
Coupon		8.22%	7.96%
Spread		4.50%	3.50%
Total investment portfolio		$ 121,190,100	$ 44,884,900
Amortized Cost		120,120,900	44,786,600
Fair Value		$ 121,190,100	$ 44,820,700
Investment, Identifier [Axis]: Cambrex Corporation, First lien senior secured revolving loan
Coupon		8.33%
Spread		4.50%
Total investment portfolio		$ 906,700
Amortized Cost		766,700
Fair Value		$ 906,700
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 1
Coupon		8.02%
Spread		6.00%
Total investment portfolio		$ 2,336,600
Amortized Cost		2,338,300
Fair Value		$ 2,242,300
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 2
Coupon		14.02%
Spread		12.00%
Total investment portfolio		$ 916,000
Amortized Cost		894,600
Fair Value		$ 891,400
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 3
Coupon		15.67%
Spread		12.00%
Total investment portfolio		$ 202,500
Amortized Cost		197,800
Fair Value		$ 197,100
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, First lien senior secured revolving loan 4
Coupon		9.67%
Spread		6.00%
Total investment portfolio		$ 55,200
Amortized Cost		55,300
Fair Value		$ 53,000
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 1
Coupon			10.56%
Spread			7.50%
Total investment portfolio			$ 678,900
Amortized Cost			695,000
Fair Value			$ 680,000
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 2
Coupon			5.71%
Spread			2.65%
Total investment portfolio			$ 678,900
Amortized Cost			695,000
Fair Value			$ 680,000
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 3
Coupon			12.32%
Spread			7.50%
Total investment portfolio			$ 43,900
Amortized Cost			44,900
Fair Value			$ 43,900
Investment, Identifier [Axis]: Cannon Bridge Designated Activity Company, Private asset-backed investment 4
Coupon			7.47%
Spread			2.65%
Total investment portfolio			$ 43,900
Amortized Cost			44,900
Fair Value			$ 43,900
Investment, Identifier [Axis]: Capnor Connery Bidco A/S, First lien senior secured loan one
Coupon		8.31%
Spread		6.25%
Total investment portfolio		$ 76,236,500
Amortized Cost		74,814,900
Fair Value		$ 76,236,100
Investment, Identifier [Axis]: Capnor Connery Bidco A/S, First lien senior secured loan two
Coupon		7.74%
Spread		5.75%
Total investment portfolio		$ 4,692,400
Amortized Cost		4,604,900
Fair Value		$ 4,692,400
Investment, Identifier [Axis]: Cards-Live Oak Holdings, Inc., First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 31,445,400
Amortized Cost		31,139,800
Fair Value		$ 31,130,900
Investment, Identifier [Axis]: Cards-Live Oak Holdings, Inc., First lien senior secured revolving loan
Coupon		10.50%
Spread		3.75%
Total investment portfolio		$ 2,321,200
Amortized Cost		2,253,500
Fair Value		$ 2,251,500
Investment, Identifier [Axis]: Carrera Bidco Limited, Senior subordinated loan
Coupon		7.34%
Spread		5.25%
Total investment portfolio		$ 104,559,500
Amortized Cost		101,321,100
Fair Value		$ 102,468,300
Investment, Identifier [Axis]: Cascade Parent Inc., Cascade Intermediate II, Inc., and Haveli Cascade Co-Invest I, L.P., First lien senior secured loan
Coupon		9.47%
Spread		5.75%
Total investment portfolio		$ 25,101,700
Amortized Cost		24,742,200
Fair Value		$ 24,725,200
Investment, Identifier [Axis]: Cascade Parent Inc., Cascade Intermediate II, Inc., and Haveli Cascade Co-Invest I, L.P., Limited partnership interests
Shares/Units (in shares)		4,478,000
Amortized Cost		$ 4,486,800
Fair Value		$ 4,478,000
Investment, Identifier [Axis]: Cascade Parent Inc., Cascade Intermediate II, Inc., and Haveli Cascade Co-Invest I, L.P., Senior subordinated loan
Coupon, PIK		13.00%
Total investment portfolio		$ 20,577,600
Amortized Cost		20,185,200
Fair Value		$ 20,166,100
Investment, Identifier [Axis]: Cast amp; Crew LLC, First lien senior secured loan
Coupon			8.11%
Spread			3.75%
Total investment portfolio			$ 9,974,300
Amortized Cost			9,721,800
Fair Value			$ 9,651,700
Investment, Identifier [Axis]: Catterton Partners VII, L.P., Limited partnership interest
Shares/Units (as a percent)		0.32
Amortized Cost		$ 1,421,800
Fair Value		$ 1,561,900
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan
Coupon			9.70%
Spread			5.00%
Total investment portfolio			$ 4,137,900
Amortized Cost			4,129,700
Fair Value			$ 4,137,900
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 1
Coupon		9.39%
Spread		5.67%
Total investment portfolio		$ 5,533,400
Amortized Cost		5,253,000
Fair Value		$ 5,514,200
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 2
Coupon		9.01%
Spread		5.29%
Total investment portfolio		$ 1,634,600
Amortized Cost		1,529,500
Fair Value		$ 1,637,000
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 3
Coupon		9.40%
Spread		5.67%
Total investment portfolio		$ 583,800
Amortized Cost		539,100
Fair Value		$ 572,000
Investment, Identifier [Axis]: Celnor Group Limited, First lien senior secured loan 4
Coupon		7.31%
Spread		5.29%
Total investment portfolio		$ 564,900
Amortized Cost		528,600
Fair Value		$ 565,700
Investment, Identifier [Axis]: Central Parent Inc., First lien senior secured loan
Coupon		6.92%
Spread		3.25%
Total investment portfolio		$ 16,059,500
Amortized Cost		14,911,000
Fair Value		$ 13,563,500
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., First lien senior secured loan
Coupon		9.47%	10.63%
Coupon, PIK		8.08%	3.50%
Spread		5.75%	6.25%
Total investment portfolio		$ 36,697,800	$ 38,765,900
Amortized Cost		36,077,500	37,933,800
Fair Value		$ 36,697,800	38,765,900
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., First lien senior secured revolving loan
Total investment portfolio			0
Amortized Cost			0
Fair Value			$ 0
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., Series A preferred stock
Coupon, PIK		15.00%	15.00%
Shares/Units (in shares)		22,759	22,759
Amortized Cost		$ 28,600,200	$ 24,610,900
Fair Value		$ 29,283,000	25,293,700
Investment, Identifier [Axis]: Centralsquare Technologies, LLC and Supermoose Newco, Inc., Series A preferred stock | Centralsquare Technologies, LLC and Supermoose Newco, Inc.
Amortized Cost			62,544,700
Fair Value			$ 64,059,600
Investment, Identifier [Axis]: Century De Buyer LLC, First lien senior secured loan
Coupon		6.84%	7.90%
Spread		3.00%	3.50%
Total investment portfolio		$ 36,362,100	$ 23,635,700
Amortized Cost		36,379,700	23,652,800
Fair Value		$ 36,259,900	$ 23,813,000
Investment, Identifier [Axis]: Cezanne Bidco , First lien senior secured loan
Coupon			9.18%
Spread			6.50%
Total investment portfolio			$ 10,723,400
Amortized Cost			10,810,300
Fair Value			$ 10,723,400
Investment, Identifier [Axis]: Cezanne Bidco, First lien senior secured loan
Coupon		8.27%
Spread		6.25%
Total investment portfolio		$ 12,640,300
Amortized Cost		11,339,900
Fair Value		$ 12,640,300
Investment, Identifier [Axis]: Chariot Buyer LLC, First lien senior secured loan
Coupon		6.47%
Spread		2.75%
Total investment portfolio		$ 7,063,200
Amortized Cost		7,063,200
Fair Value		$ 7,073,600
Investment, Identifier [Axis]: Charlotte Buyer, Inc., First lien senior secured loan
Coupon			9.14%
Spread			4.75%
Total investment portfolio			$ 17,456,200
Amortized Cost			17,467,700
Fair Value			$ 17,547,900
Investment, Identifier [Axis]: Chart Industries, Inc., First lien senior secured loan
Coupon			7.09%
Spread			2.50%
Total investment portfolio			$ 6,416,100
Amortized Cost			6,397,200
Fair Value			$ 6,434,900
Investment, Identifier [Axis]: Charter Communications Operating, LLC, First lien senior secured loan
Coupon			6.78%
Spread			2.25%
Total investment portfolio			$ 24,212,500
Amortized Cost			24,152,200
Fair Value			$ 24,141,800
Investment, Identifier [Axis]: Charter Next Generation, Inc., First lien senior secured loan
Coupon		6.66%	7.53%
Spread		2.75%	3.00%
Total investment portfolio		$ 45,172,500	$ 46,917,400
Amortized Cost		45,235,900	46,988,800
Fair Value		$ 45,236,700	$ 47,125,200
Investment, Identifier [Axis]: Chicago US Midco III, LP , First lien senior secured loan
Coupon		6.22%
Spread		2.50%
Total investment portfolio		$ 14,267,200
Amortized Cost		14,232,200
Fair Value		$ 14,285,100
Investment, Identifier [Axis]: Chillaton Bidco Limited, First lien senior secured loa
Coupon			11.22%
Spread			6.50%
Total investment portfolio			$ 5,089,100
Amortized Cost			4,930,600
Fair Value			$ 5,089,100
Investment, Identifier [Axis]: Chillaton Bidco Limited, First lien senior secured loan
Coupon		10.30%
Spread		6.50%
Total investment portfolio		$ 7,029,800
Amortized Cost		6,515,100
Fair Value		$ 7,029,800
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan
Coupon		5.97%
Spread		2.25%
Total investment portfolio		$ 47,552,000
Amortized Cost		47,557,800
Fair Value		$ 47,742,200
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 1
Coupon			7.72%
Spread			3.25%
Total investment portfolio			$ 9,063,800
Amortized Cost			9,077,900
Fair Value			$ 9,127,200
Investment, Identifier [Axis]: Chobani, LLC, First lien senior secured loan 2
Coupon			8.11%
Spread			3.75%
Total investment portfolio			$ 8,803,400
Amortized Cost			8,801,400
Fair Value			$ 8,866,700
Investment, Identifier [Axis]: Churchill OpCo Holdings LLC and Victory Topco, LP , Churchill OpCo Holdings LLC and Victory Topco, LP , First lien senior secured revolving loan
Coupon		8.62%
Spread		5.00%
Total investment portfolio		$ 370,500
Amortized Cost		304,400
Fair Value		$ 370,500
Investment, Identifier [Axis]: Churchill OpCo Holdings LLC and Victory Topco, LP , Class A-2 common units
Shares/Units (in shares)		23,290
Amortized Cost		$ 2,329,000
Fair Value		$ 6,507,600
Investment, Identifier [Axis]: Churchill OpCo Holdings LLC and Victory Topco, LP , First lien senior secured loan
Coupon		8.67%
Spread		5.00%
Total investment portfolio		$ 29,706,900
Amortized Cost		29,447,200
Fair Value		$ 29,706,900
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC, Class A units
Coupon, PIK		8.00%	8.00%
Shares/Units (in shares)		120,151	120,151
Amortized Cost		$ 143,000	$ 131,800
Fair Value		$ 136,900	$ 131,000
Investment, Identifier [Axis]: City Line Distributors LLC and City Line Investments LLC, First lien senior secured loan
Coupon		10.11%	10.48%
Spread		6.00%	6.00%
Total investment portfolio		$ 2,739,200	$ 2,767,200
Amortized Cost		2,702,400	2,716,000
Fair Value		$ 2,739,200	$ 2,767,200
Investment, Identifier [Axis]: Clarios Global LP, First lien senior secured loan
Coupon		6.22%	6.86%
Spread		2.50%	2.50%
Total investment portfolio		$ 6,131,200	$ 12,643,000
Amortized Cost		6,127,000	12,637,200
Fair Value		$ 6,132,000	$ 12,681,000
Investment, Identifier [Axis]: Clayton, Dubilier amp; Rice Fund IX, L.P., Limited partnership interest
Shares/Units (as a percent)		0.03
Amortized Cost		$ 750,900
Fair Value		$ 918,600
Investment, Identifier [Axis]: Clearstead Advisors, LLC, First lien senior secured loan
Coupon		8.23%
Spread		4.50%
Total investment portfolio		$ 8,438,600
Amortized Cost		8,405,800
Fair Value		$ 8,438,600
Investment, Identifier [Axis]: Clearstead Advisors, LLC, First lien senior secured revolving loan
Coupon		8.22%
Spread		4.50%
Total investment portfolio		$ 271,400
Amortized Cost		268,200
Fair Value		$ 271,400
Investment, Identifier [Axis]: Cliffwater LLC , First lien senior secured loan
Coupon			8.86%
Spread			4.50%
Total investment portfolio			$ 10,946,700
Amortized Cost			10,764,500
Fair Value			$ 10,946,700
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 1 | Centralsquare Technologies, LLC and Supermoose Newco, Inc.
Coupon			7.83%
Spread			3.50%
Total investment portfolio			$ 55,291,900
Amortized Cost			54,057,900
Fair Value			$ 55,411,400
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 2
Coupon			8.08%
Spread			3.75%
Total investment portfolio			$ 54,517,200
Amortized Cost			54,415,500
Fair Value			$ 54,633,900
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan 3
Coupon			8.25%
Total investment portfolio			$ 100,000
Amortized Cost			100,000
Fair Value			$ 103,100
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan one
Coupon		6.92%
Spread		3.25%
Total investment portfolio		$ 66,492,200
Amortized Cost		66,492,200
Fair Value		$ 66,534,000
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured loan two
Coupon		6.92%
Spread		3.25%
Total investment portfolio		$ 64,061,500
Amortized Cost		63,963,400
Fair Value		$ 64,111,500
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., First lien senior secured notes
Coupon		8.25%
Total investment portfolio		$ 100,000
Amortized Cost		100,000
Fair Value		$ 104,500
Investment, Identifier [Axis]: Cloud Software Group, Inc. and Picard Parent, Inc., Second lien senior secured notes
Coupon		9.00%	9.00%
Total investment portfolio		$ 13,100,000	$ 13,100,000
Amortized Cost		13,100,000	13,100,000
Fair Value		$ 13,639,600	$ 13,300,300
Investment, Identifier [Axis]: ClubCorp Holdings, Inc., First lien senior secured loan
Coupon		8.67%	9.59%
Spread		5.00%	5.00%
Total investment portfolio		$ 39,456,200	$ 42,975,200
Amortized Cost		38,904,800	43,130,400
Fair Value		$ 39,456,200	$ 43,047,000
Investment, Identifier [Axis]: Cogentrix Finance Holdco I, LLC, First lien senior secured loan
Coupon		5.97%
Spread		2.25%
Total investment portfolio		$ 9,682,500
Amortized Cost		9,694,600
Fair Value		$ 9,733,600
Investment, Identifier [Axis]: Collision SP Subco, LLC, First lien senior secured loan
Coupon		8.71%	10.09%
Spread		4.75%	5.50%
Total investment portfolio		$ 7,173,700	$ 4,592,600
Amortized Cost		7,086,600	4,515,000
Fair Value		$ 7,173,700	$ 4,592,600
Investment, Identifier [Axis]: Collision SP Subco, LLC, First lien senior secured revolving loan
Coupon		8.57%	10.09%
Spread		4.75%	5.50%
Total investment portfolio		$ 59,900	$ 52,900
Amortized Cost		54,600	46,800
Fair Value		$ 59,900	$ 52,900
Investment, Identifier [Axis]: CommScope Holding Co Inc | First lien senior secured loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 26,084,700
Amortized Cost		26,280,600
Fair Value		$ 26,096,900
Investment, Identifier [Axis]: Computer Services, Inc., First lien senior secured loan
Coupon		8.17%
Spread		4.50%
Total investment portfolio		$ 57,920,900
Amortized Cost		57,637,900
Fair Value		$ 57,920,900
Investment, Identifier [Axis]: Confluent Medical Technologies, Inc, First lien senior secured loan
Coupon			7.85%
Spread			3.25%
Total investment portfolio			$ 30,478,600
Amortized Cost			30,517,400
Fair Value			$ 30,592,900
Investment, Identifier [Axis]: Confluent Medical Technologies, Inc., First lien senior secured loan
Coupon		6.67%
Spread		3.00%
Total investment portfolio		$ 30,174,200
Amortized Cost		30,203,800
Fair Value		$ 30,362,800
Investment, Identifier [Axis]: ConnectWise, LLC, First lien senior secured loan
Coupon		7.43%	8.09%
Spread		3.50%	3.50%
Total investment portfolio		$ 70,424,900	$ 46,401,400
Amortized Cost		70,445,200	46,406,000
Fair Value		$ 69,060,800	$ 46,643,200
Investment, Identifier [Axis]: Conservice Midco, LLC, First lien senior secured loan
Coupon		6.47%	7.86%
Spread		2.75%	3.50%
Total investment portfolio		$ 78,664,500	$ 36,118,300
Amortized Cost		78,733,500	36,128,400
Fair Value		$ 78,738,500	$ 36,344,000
Investment, Identifier [Axis]: Conservice Midco, LLC, Second lien senior secured loan
Coupon			9.61%
Spread			5.25%
Total investment portfolio			$ 17,234,200
Amortized Cost			17,234,200
Fair Value			17,234,200
Investment, Identifier [Axis]: Conservice Midco, LLC, Second lien senior secured loan | Conservice Midco, LLC
Amortized Cost			53,362,600
Fair Value			$ 53,578,200
Investment, Identifier [Axis]: Constellation Wealth Capital Fund, L.P., Limited partner interests
Shares/Units (in shares)		3,005,760	1,935,706
Amortized Cost		$ 2,764,200	$ 1,764,700
Fair Value		$ 3,020,100	$ 1,834,100
Investment, Identifier [Axis]: Convera International Holdings Limited and Convera International Financial S.A R.L., First lien senior secured loan
Coupon		8.44%
Spread		4.75%
Total investment portfolio		$ 17,143,700
Amortized Cost		17,032,400
Fair Value		$ 17,143,700
Investment, Identifier [Axis]: CoorsTek, inc , First lien senior secured loan
Coupon		6.86%
Spread		3.00%
Total investment portfolio		$ 12,000,000
Amortized Cost		11,941,300
Fair Value		$ 12,082,600
Investment, Identifier [Axis]: CoreRx, Inc., First lien senior secured loan
Coupon		10.92%
Spread		7.25%
Total investment portfolio		$ 5,092,900
Amortized Cost		4,991,900
Fair Value		$ 4,991,000
Investment, Identifier [Axis]: CoreRx, Inc., First lien senior secured revolving loan
Coupon		7.67%
Spread		4.00%
Total investment portfolio		$ 600
Amortized Cost		600
Fair Value		$ 600
Investment, Identifier [Axis]: Corient Holdings, Inc., Series A preferred stock
Shares/Units (in shares)			15,000
Amortized Cost			$ 15,000,000
Fair Value			$ 22,832,900
Investment, Identifier [Axis]: Cority Software Inc., Cority Software (USA) Inc., and Cority Parent, Inc., First lien senior secured loan
Coupon		8.34%
Spread		4.50%
Total investment portfolio		$ 34,289,400
Amortized Cost		34,121,400
Fair Value		$ 34,117,900
Investment, Identifier [Axis]: Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc., First lien senior secured loan
Coupon		7.58%
Spread		3.75%
Total investment portfolio		$ 108,522,300
Amortized Cost		103,634,100
Fair Value		$ 99,297,900
Investment, Identifier [Axis]: Cornerstone OnDemand, Inc. and Sunshine Software Holdings, Inc., Second lien senior secured loan
Coupon		10.33%
Spread		6.50%
Total investment portfolio		$ 77,782,300
Amortized Cost		71,675,100
Fair Value		$ 70,781,900
Investment, Identifier [Axis]: Corporation Service Company, First lien senior secured loan
Coupon		5.72%	6.86%
Spread		2.00%	2.50%
Total investment portfolio		$ 40,527,600	$ 6,013,700
Amortized Cost		40,498,000	6,015,200
Fair Value		$ 40,494,000	$ 6,040,100
Investment, Identifier [Axis]: Cotiviti Holdings, Inc., First lien senior secured loan 1
Coupon		6.62%
Spread		2.75%
Total investment portfolio		$ 14,810,200
Amortized Cost		14,653,100
Fair Value		$ 14,190,100
Investment, Identifier [Axis]: Cotiviti Holdings, Inc., First lien senior secured loan 2
Coupon		6.62%
Spread		2.75%
Total investment portfolio		$ 3,977,300
Amortized Cost		3,905,000
Fair Value		$ 3,814,900
Investment, Identifier [Axis]: Coupa Holdings, LLC and Coupa Software Incorporated, First lien senior secured loan
Coupon		9.09%
Spread		5.25%
Total investment portfolio		$ 4,521,300
Amortized Cost		4,454,100
Fair Value		$ 4,521,300
Investment, Identifier [Axis]: Coupa Holdings, LLC and Coupa Software Incorporated, First lien senior secured loan | Conservice Midco, LLC
Coupon			10.09%
Spread			5.50%
Total investment portfolio			$ 4,567,200
Amortized Cost			4,483,000
Fair Value			$ 4,567,200
Investment, Identifier [Axis]: Covanta Holding Corporation, First lien senior secured loan
Coupon		5.98%
Spread		2.25%
Total investment portfolio		$ 6,000,000
Amortized Cost		5,985,700
Fair Value		$ 6,000,000
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L, First lien senior secured loan
Coupon			10.09%
Spread			5.50%
Total investment portfolio			$ 3,267,100
Amortized Cost			3,202,700
Fair Value			$ 3,201,700
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L, First lien senior secured loan 1
Coupon			8.28%
Spread			5.50%
Total investment portfolio			$ 9,190,100
Amortized Cost			9,189,400
Fair Value			$ 9,006,300
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L. and Hamilton Thorne Inc., First lien senior secured loan 1
Coupon		7.32%
Spread		5.25%
Total investment portfolio		$ 13,716,600
Amortized Cost		12,491,200
Fair Value		$ 13,859,800
Investment, Identifier [Axis]: Cradle Lux Bidco S.A.R.L. and Hamilton Thorne Inc., First lien senior secured loan 2
Coupon		9.04%
Spread		5.25%
Total investment portfolio		$ 3,267,100
Amortized Cost		3,212,000
Fair Value		$ 3,267,100
Investment, Identifier [Axis]: Creative Artists Agency, LLC, First lien senior secured loan
Coupon		6.22%	7.11%
Spread		2.50%	2.75%
Total investment portfolio		$ 55,390,900	$ 40,561,500
Amortized Cost		55,439,800	40,599,000
Fair Value		$ 55,575,400	$ 40,708,000
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P., First lien senior secured loan
Coupon		8.73%	9.63%
Spread		5.00%	5.25%
Total investment portfolio		$ 122,896,500	$ 123,825,200
Amortized Cost		121,064,600	121,670,100
Fair Value		$ 122,896,500	$ 121,658,200
Investment, Identifier [Axis]: Creek Parent, Inc. and Creek Feeder, L.P., Limited partnership interest
Shares/Units (in shares)		4,209,000	4,209,000
Amortized Cost		$ 4,209,000	$ 4,209,000
Fair Value		$ 6,180,600	4,209,000
Investment, Identifier [Axis]: CreekParentInc.AndCreekFeederL.P.Member
Amortized Cost			125,879,100
Fair Value			$ 125,867,200
Investment, Identifier [Axis]: Cross Financial Corp., First lien senior secured loan
Coupon		6.47%	7.61%
Spread		2.75%	3.25%
Total investment portfolio		$ 4,406,300	$ 9,660,500
Amortized Cost		4,399,200	9,643,000
Fair Value		$ 4,417,300	$ 9,708,800
Investment, Identifier [Axis]: Crown Equipment Corporation, First lien senior secured loan
Coupon			6.94%
Spread			2.50%
Total investment portfolio			$ 7,125,000
Amortized Cost			7,090,300
Fair Value			$ 7,160,600
Investment, Identifier [Axis]: Cube Industrials Buyer, Inc. and Cube Aamp;D Buyer Inc., First lien senior secured loan
Coupon			8.13%
Spread			3.50%
Total investment portfolio			$ 19,425,000
Amortized Cost			19,395,700
Fair Value			$ 19,522,100
Investment, Identifier [Axis]: Curia Global, INC., First lien senior secured loan
Coupon			8.44%
Spread			3.75%
Total investment portfolio			$ 31,955,500
Amortized Cost			30,699,000
Fair Value			$ 30,444,300
Investment, Identifier [Axis]: Curium BidCo S.a r.l., First lien senior secured loan
Coupon			7.96%
Spread			3.50%
Total investment portfolio			$ 18,316,800
Amortized Cost			18,350,000
Fair Value			$ 18,488,600
Investment, Identifier [Axis]: Curium BidCo S.a r.l., First lien senior secured loan 1
Coupon		6.67%
Spread		3.00%
Total investment portfolio		$ 13,603,000
Amortized Cost		13,640,100
Fair Value		$ 13,716,300
Investment, Identifier [Axis]: Cyber US Bidco LLC, Cyber Bidco Limited, and Cyber Midco Limited, First lien senior secured loan
Coupon		8.69%
Spread		5.00%
Total investment portfolio		$ 11,230,200
Amortized Cost		11,117,900
Fair Value		$ 11,230,200
Investment, Identifier [Axis]: DCLO 2021-1, Collaterized loan obligation
Coupon		15.44%
Total investment portfolio		$ 2,439,000
Amortized Cost		1,981,700
Fair Value		$ 2,008,600
Investment, Identifier [Axis]: DCLO 2022-3, Collaterized loan obligation
Coupon		15.67%
Total investment portfolio		$ 3,184,000
Amortized Cost		2,643,400
Fair Value		$ 2,559,100
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, First lien senior secured loan
Coupon		8.19%	9.67%
Spread		4.50%	5.25%
Total investment portfolio		$ 45,113,200	$ 39,590,100
Amortized Cost		44,406,100	38,903,900
Fair Value		$ 45,113,200	$ 39,590,100
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, First lien senior secured revolving loan
Coupon		8.17%
Spread		4.50%
Total investment portfolio		$ 562,300
Amortized Cost		503,400
Fair Value		$ 562,300
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, Limited partnership interest
Shares/Units (in shares)		3,417,348
Amortized Cost		$ 3,417,300
Fair Value		$ 4,744,700
Investment, Identifier [Axis]: DOXA Insurance Holdings LLC and Rocket Co-Invest, SLP, Limited partnership interests
Shares/Units (in shares)			3,417,348
Amortized Cost			$ 3,417,300
Fair Value			$ 4,589,500
Investment, Identifier [Axis]: DP Flores Holdings, LLC, First lien senior secured loan
Coupon		10.22%	10.83%
Coupon, PIK		3.25%	3.00%
Spread		6.50%	6.50%
Total investment portfolio		$ 49,334,800	$ 53,111,400
Amortized Cost		48,436,000	52,050,200
Fair Value		$ 49,334,800	$ 52,049,100
Investment, Identifier [Axis]: DRSLF 2022-104, Collaterized loan obligation
Coupon		11.29%	11.92%
Spread		7.40%	7.40%
Total investment portfolio		$ 5,756,000	$ 5,756,000
Amortized Cost		5,756,000	5,756,000
Fair Value		$ 5,784,100	$ 5,815,100
Investment, Identifier [Axis]: Da Vinci Purchaser Corp., First lien senior secured loan
Coupon			7.86%
Spread			3.50%
Total investment portfolio			$ 52,268,600
Amortized Cost			52,314,800
Fair Value			$ 52,436,400
Investment, Identifier [Axis]: Databricks, Inc., First lien senior secured loan
Coupon		8.27%	8.81%
Spread		4.50%	4.50%
Total investment portfolio		$ 87,800	$ 3,278,700
Amortized Cost		87,400	3,262,300
Fair Value		$ 87,800	$ 3,262,300
Investment, Identifier [Axis]: Davidson Hotel Company LLC, First lien senior secured loan
Coupon		8.72%	9.36%
Spread		5.00%	5.00%
Total investment portfolio		$ 7,013,200	$ 6,922,400
Amortized Cost		6,909,900	6,821,000
Fair Value		$ 7,013,200	$ 6,818,600
Investment, Identifier [Axis]: Davidson Hotel Company LLC, First lien senior secured revolving loan
Coupon			9.36%
Spread			5.00%
Total investment portfolio			$ 593,200
Amortized Cost			575,900
Fair Value			$ 575,400
Investment, Identifier [Axis]: Dayforce, Inc., First lien senior secured loan 1
Coupon		6.84%
Spread		3.00%
Total investment portfolio		$ 67,975,000
Amortized Cost		67,812,600
Fair Value		$ 67,732,300
Investment, Identifier [Axis]: Dayforce, Inc., First lien senior secured loan 2
Coupon		5.84%
Spread		2.00%
Total investment portfolio		$ 300
Amortized Cost		300
Fair Value		$ 300
Investment, Identifier [Axis]: Dedomena Bidco Limited, First lien senior secured loan
Coupon		9.24%
Spread		5.50%
Total investment portfolio		$ 949,900
Amortized Cost		937,500
Fair Value		$ 949,900
Investment, Identifier [Axis]: Delta 2 (Lux) Sarl, First lien senior secured loan 2
Coupon			6.60%
Spread			2.00%
Total investment portfolio			$ 10,336,200
Amortized Cost			10,336,200
Fair Value			$ 10,351,700
Investment, Identifier [Axis]: Delta 2 (Lux) Sarl, First lien senior secured loan 3
Coupon			6.33%
Spread			2.00%
Total investment portfolio			$ 5,168,100
Amortized Cost			5,168,100
Fair Value			$ 5,175,800
Investment, Identifier [Axis]: Demakes Borrower, LLC, First lien senior secured loan
Coupon			10.45%
Spread			6.00%
Total investment portfolio			$ 11,590,200
Amortized Cost			11,350,600
Fair Value			$ 11,590,200
Investment, Identifier [Axis]: Demakes Enterprises, LLC, First lien senior secured loan
Coupon		9.67%
Spread		6.00%
Total investment portfolio		$ 11,473,200
Amortized Cost		11,283,800
Fair Value		$ 11,473,200
Investment, Identifier [Axis]: Denali Intermediate Holdings, Inc. and Denali Parent Holdings, L.P., First lien senior secured loan
Coupon		9.23%
Spread		5.50%
Total investment portfolio		$ 229,197,000
Amortized Cost		227,016,700
Fair Value		$ 226,905,000
Investment, Identifier [Axis]: Denali Intermediate Holdings, Inc. and Denali Parent Holdings, L.P., Series A units
Coupon, PIK		8.00%
Shares/Units (in shares)		319,400
Amortized Cost		$ 3,283,200
Fair Value		$ 3,194,000
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC, First lien senior secured loan
Coupon		8.84%	9.59%
Spread		5.00%	5.00%
Total investment portfolio		$ 78,036,300	$ 56,250,000
Amortized Cost		77,436,900	55,699,500
Fair Value		$ 78,036,300	$ 55,687,500
Investment, Identifier [Axis]: Diamond Mezzanine 24 LLC, First lien senior secured revolving loan
Coupon		8.84%	11.50%
Spread		5.00%	4.00%
Total investment portfolio		$ 1,200,000	$ 3,750,000
Amortized Cost		1,169,800	3,713,600
Fair Value		$ 1,200,000	$ 3,712,500
Investment, Identifier [Axis]: Digicert, Inc., Dcert Buyer, Inc., DCert Preferred Holdings, Inc. and Destiny Digital Holdings, L.P., First lien senior secured loan
Coupon		9.47%
Spread		5.75%
Total investment portfolio		$ 46,297,900
Amortized Cost		45,662,500
Fair Value		$ 45,603,400
Investment, Identifier [Axis]: Digicert, Inc., Dcert Buyer, Inc., DCert Preferred Holdings, Inc. and Destiny Digital Holdings, L.P., Second lien senior secured loan
Coupon		10.72%
Spread		7.00%
Total investment portfolio		$ 31,816,700
Amortized Cost		29,460,800
Fair Value		$ 28,496,000
Investment, Identifier [Axis]: Diligent Corporation, First lien senior secured loan
Coupon		8.82%	10.09%
Spread		5.00%	5.00%
Total investment portfolio		$ 19,938,300	$ 20,988,500
Amortized Cost		19,828,700	20,848,000
Fair Value		$ 19,738,900	20,988,500
Investment, Identifier [Axis]: Diligent Corporation, First lien senior secured loan | Diligent Corporation
Amortized Cost			20,848,000
Fair Value			20,988,500
Investment, Identifier [Axis]: Diligent Corporation, First lien senior secured revolving loan
Coupon		8.75%
Spread		5.00%
Total investment portfolio		$ 1,212,300	0
Amortized Cost		1,183,900	0
Fair Value		$ 1,160,700	$ 0
Investment, Identifier [Axis]: Dino BidCo S.p.A., Senior subordinated loan
Coupon		5.96%
Spread		3.50%
Total investment portfolio		$ 377,357,100
Amortized Cost		330,646,200
Fair Value		$ 377,357,100
Investment, Identifier [Axis]: Disco Parent, Inc., First lien senior secured loan
Coupon		7.07%
Spread		3.25%
Total investment portfolio		$ 3,246,300
Amortized Cost		3,262,200
Fair Value		$ 3,262,500
Investment, Identifier [Axis]: Display Holding Company, Inc., Saldon Holdings, Inc. and Fastsigns Holdings Inc., First lien senior secured loan
Coupon		9.07%
Spread		5.25%
Total investment portfolio		$ 11,058,200
Amortized Cost		11,006,500
Fair Value		$ 11,058,200
Investment, Identifier [Axis]: Dorado Bidco, Inc., First lien senior secured loan
Coupon		8.22%	9.08%
Spread		4.50%	4.50%
Total investment portfolio		$ 6,924,300	$ 6,100,900
Amortized Cost		6,878,200	6,042,600
Fair Value		$ 6,924,300	6,039,900
Investment, Identifier [Axis]: Dorado Bidco, Inc., First lien senior secured revolving loan
Total investment portfolio			0
Amortized Cost			0
Fair Value			$ 0
Investment, Identifier [Axis]: Doxim Inc., First lien senior secured loan
Coupon		10.22%
Spread		6.50%
Total investment portfolio		$ 96,040,700
Amortized Cost		95,200,700
Fair Value		$ 95,080,300
Investment, Identifier [Axis]: DriveCentric Holdings, LLC, First lien senior secured loan
Coupon		8.18%
Spread		4.50%
Total investment portfolio		$ 25,659,600
Amortized Cost		25,439,600
Fair Value		$ 25,659,600
Investment, Identifier [Axis]: DriveCentric Holdings, LLC, First lien senior secured loan | Diligent Corporation
Coupon			9.27%
Spread			4.75%
Total investment portfolio			$ 16,646,000
Amortized Cost			16,488,600
Fair Value			16,479,600
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP, Class A-2 common units
Shares/Units (in shares)		2,662,000
Amortized Cost		$ 2,662,000	2,662,000
Fair Value		$ 2,912,200	$ 4,078,200
Investment, Identifier [Axis]: Drogon Bidco Inc. amp; Drogon Aggregator LP, First lien senior secured loan
Coupon		8.47%	9.36%
Spread		4.75%	5.00%
Total investment portfolio		$ 33,125,600	$ 26,083,200
Amortized Cost		32,914,800	25,815,100
Fair Value		$ 33,125,600	$ 25,801,500
Investment, Identifier [Axis]: Dun amp; Bradstreet Corporation, First lien senior secured loan
Coupon			6.59%
Spread			2.25%
Total investment portfolio			$ 44,817,500
Amortized Cost			44,950,900
Fair Value			$ 44,825,600
Investment, Identifier [Axis]: Dundee Eros, LP, Limited partnership interest
Shares/Units (in shares)		4,859,032	4,283,000
Amortized Cost		$ 4,859,000	$ 4,283,000
Fair Value		$ 4,560,200	$ 4,283,000
Investment, Identifier [Axis]: Duraserv LLC, First lien senior secured loan
Coupon		8.48%	8.90%
Spread		4.75%	4.50%
Total investment portfolio		$ 35,823,600	$ 26,781,100
Amortized Cost		35,579,400	26,534,400
Fair Value		$ 35,823,600	$ 26,781,100
Investment, Identifier [Axis]: Duraserv LLC, First lien senior secured revolving loan
Coupon		8.57%
Spread		4.75%
Total investment portfolio		$ 559,900
Amortized Cost		528,900
Fair Value		$ 559,900
Investment, Identifier [Axis]: Dynamo US Bidco Inc., First lien senior secured loan
Coupon		7.09%	8.26%
Spread		3.25%	4.00%
Total investment portfolio		$ 18,430,500	$ 16,698,900
Amortized Cost		18,462,600	16,687,500
Fair Value		$ 18,591,800	$ 16,845,000
Investment, Identifier [Axis]: Dynasty Acquisition Co., Inc., First lien senior secured loan
Coupon			6.61%
Spread			2.25%
Total investment portfolio			$ 20,185,000
Amortized Cost			20,160,000
Fair Value			$ 20,260,700
Investment, Identifier [Axis]: EC Partners Spanish BidCo, S.L.U., First lien senior secured loan
Coupon		7.85%
Spread		5.75%
Total investment portfolio		$ 756,600
Amortized Cost		655,200
Fair Value		$ 756,600
Investment, Identifier [Axis]: ECi Macola/MAX Holding, LLC, First lien senior secured loan
Coupon		6.42%
Spread		2.75%
Total investment portfolio		$ 27,870,700
Amortized Cost		27,916,200
Fair Value		$ 27,988,300
Investment, Identifier [Axis]: ECi Macola/MAX Holding, LLC, First lien senior secured loan | Echo Purchaser, Inc.
Coupon			7.58%
Spread			3.25%
Total investment portfolio			$ 13,310,600
Amortized Cost			13,357,900
Fair Value			$ 13,424,300
Investment, Identifier [Axis]: EFS Cogen Holdings I LLC, First lien senior secured loan
Coupon		6.67%	8.11%
Spread		3.00%	3.50%
Total investment portfolio		$ 1,092,100	$ 5,970,000
Amortized Cost		1,092,500	5,941,100
Fair Value		$ 1,099,900	$ 5,987,400
Investment, Identifier [Axis]: ELM DebtCo, LLC , First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 3,292,700
Amortized Cost		3,260,500
Fair Value		$ 3,259,800
Investment, Identifier [Axis]: ELM12 2021-5, Collaterized loan obligation
Coupon		9.80%	10.47%
Spread		5.90%	5.90%
Total investment portfolio		$ 1,475,000	$ 1,475,000
Amortized Cost		1,475,000	1,475,000
Fair Value		$ 1,462,400	$ 1,509,600
Investment, Identifier [Axis]: ELM24 2023-3, Collaterized loan obligation
Coupon		8.98%	9.55%
Spread		5.10%	5.10%
Total investment portfolio		$ 2,000,000	$ 2,000,000
Amortized Cost		2,000,000	2,000,000
Fair Value		$ 2,011,600	$ 2,009,700
Investment, Identifier [Axis]: ELM27 2024-3, Collaterized loan obligation
Coupon		10.13%	10.88%
Spread		6.25%	6.25%
Total investment portfolio		$ 2,000,000	$ 2,000,000
Amortized Cost		2,000,000	2,000,000
Fair Value		$ 2,021,000	$ 2,050,500
Investment, Identifier [Axis]: ELM29 2024-5, Collaterized loan obligation
Coupon		10.28%	11.02%
Spread		6.40%	6.40%
Total investment portfolio		$ 3,500,000	$ 3,500,000
Amortized Cost		3,519,700	3,519,700
Fair Value		$ 3,517,500	$ 3,615,400
Investment, Identifier [Axis]: ELM30 2024-6, Collaterized loan obligation
Coupon		9.13%	10.55%
Spread		5.25%	5.25%
Total investment portfolio		$ 1,585,000	$ 1,250,000
Amortized Cost		1,604,100	1,268,800
Fair Value		$ 1,592,500	$ 1,272,100
Investment, Identifier [Axis]: ELM32 2024-8, Collaterized loan obligation
Coupon		11.65%	12.42%
Total investment portfolio		$ 2,520,000	$ 2,520,000
Amortized Cost		2,148,200	2,268,000
Fair Value		$ 1,730,900	$ 2,340,800
Investment, Identifier [Axis]: ELM35 2024-11, Collaterized loan obligation
Coupon		11.18%	11.20%
Total investment portfolio		$ 1,740,000	$ 1,740,000
Amortized Cost		1,490,600	1,581,700
Fair Value		$ 1,264,400	$ 1,505,400
Investment, Identifier [Axis]: ELM37 2024-13, Collaterized loan obligation
Coupon			9.11%
Spread			4.75%
Total investment portfolio			$ 3,000,000
Amortized Cost			3,000,000
Fair Value			$ 3,015,000
Investment, Identifier [Axis]: ELM38 2025-1, Collaterized loan obligation
Coupon		8.36%
Spread		4.50%
Total investment portfolio		$ 1,500,000
Amortized Cost		1,500,000
Fair Value		$ 1,507,400
Investment, Identifier [Axis]: ELM39 2025-2, Collaterized loan obligation
Coupon		8.28%
Spread		4.40%
Total investment portfolio		$ 1,150,000
Amortized Cost		1,150,000
Fair Value		$ 1,146,500
Investment, Identifier [Axis]: ELM40 2025-3, Collaterized loan obligation
Coupon		9.13%
Spread		5.25%
Total investment portfolio		$ 1,750,000
Amortized Cost		1,750,000
Fair Value		$ 1,771,300
Investment, Identifier [Axis]: ELM42 2025-5, Collaterized loan obligation
Coupon		10.78%
Spread		6.50%
Total investment portfolio		$ 2,200,000
Amortized Cost		2,200,000
Fair Value		$ 2,278,600
Investment, Identifier [Axis]: ELM44 2025-7, Collaterized loan obligation
Coupon		10.50%
Total investment portfolio		$ 24,550,000
Amortized Cost		21,666,600
Fair Value		$ 20,816,600
Investment, Identifier [Axis]: ELMW1 2019-1, Collaterized loan obligation
Coupon			8.37%
Spread			3.75%
Total investment portfolio			$ 6,000,000
Amortized Cost			6,000,000
Fair Value			$ 6,126,500
Investment, Identifier [Axis]: ELMW2 2019-2, Collaterized loan obligation
Coupon		9.63%
Spread		5.75%
Total investment portfolio		$ 4,920,000
Amortized Cost		4,881,500
Fair Value		$ 4,859,500
Investment, Identifier [Axis]: ELMW4 2020-1, Collaterized loan obligation
Coupon		10.03%	10.78%
Spread		6.15%	6.15%
Total investment portfolio		$ 2,738,000	$ 2,514,000
Amortized Cost		2,762,200	2,539,100
Fair Value		$ 2,730,400	$ 2,593,100
Investment, Identifier [Axis]: ELMW8 2021-1, Collaterized loan obligation
Coupon			10.87%
Spread			6.25%
Total investment portfolio			$ 5,028,000
Amortized Cost			5,086,900
Fair Value			$ 5,137,600
Investment, Identifier [Axis]: EMB Purchaser, Inc., First lien senior secured loan
Coupon		8.25%
Spread		4.50%
Total investment portfolio		$ 119,277,500
Amortized Cost		118,265,600
Fair Value		$ 119,277,500
Investment, Identifier [Axis]: ESHA Intermediate, LLC, First lien senior secured loan
Coupon		8.44%
Spread		4.75%
Total investment portfolio		$ 13,959,500
Amortized Cost		13,820,500
Fair Value		$ 13,889,700
Investment, Identifier [Axis]: Eagle Parent Corp., First lien senior secured loan
Coupon		7.92%	8.58%
Spread		4.25%	4.25%
Total investment portfolio		$ 4,221,100	$ 8,689,700
Amortized Cost		4,218,500	8,584,000
Fair Value		$ 4,224,900	$ 8,509,100
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured loan
Coupon		9.22%	9.86%
Spread		5.50%	5.50%
Total investment portfolio		$ 27,930,000	$ 25,987,500
Amortized Cost		27,581,800	25,563,500
Fair Value		$ 27,930,000	25,987,500
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured loan | Echo Purchaser, Inc.
Amortized Cost			28,203,400
Fair Value			$ 28,692,000
Investment, Identifier [Axis]: Echo Purchaser, Inc., First lien senior secured revolving loan
Coupon			12.00%
Spread			4.50%
Total investment portfolio			$ 2,704,500
Amortized Cost			2,639,900
Fair Value			$ 2,704,500
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., Class A common units
Shares/Units (in shares)		261	261
Amortized Cost		$ 261,000	$ 261,000
Fair Value		$ 279,700	261,000
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., Class A common units | Eclipse Topco, Inc., Eclipse Investor Parent, L.P. And Eclipse Buyer, Inc.
Amortized Cost			118,616,900
Fair Value			$ 118,561,300
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., First lien senior secured loan
Coupon		8.25%	9.26%
Spread		4.50%	4.75%
Total investment portfolio		$ 107,819,500	$ 116,367,500
Amortized Cost		106,944,400	115,257,000
Fair Value		$ 107,819,500	$ 115,203,800
Investment, Identifier [Axis]: Eclipse Topco, Inc., Eclipse Investor Parent, L.P. and Eclipse Buyer, Inc., Preferred units
Coupon, PIK		12.50%	12.50%
Shares/Units (in shares)		304	304
Amortized Cost		$ 3,506,300	$ 3,098,900
Fair Value		$ 3,567,000	$ 3,096,500
Investment, Identifier [Axis]: Edition Holdings, Inc. and Enverus, Inc., First lien senior secured loan
Coupon		8.20%
Spread		4.50%
Total investment portfolio		$ 70,105,000
Amortized Cost		69,843,600
Fair Value		$ 69,842,100
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured loan
Coupon		8.42%	9.33%
Spread		4.75%	5.00%
Total investment portfolio		$ 3,257,800	$ 3,122,900
Amortized Cost		3,191,300	3,068,000
Fair Value		$ 3,257,800	3,122,900
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured loan | Edmunds Govtech, Inc.
Amortized Cost			3,364,300
Fair Value			$ 3,424,300
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured revolving loan
Coupon		7.42%
Spread		3.75%
Total investment portfolio		$ 301,400
Amortized Cost		297,300
Fair Value		$ 301,400
Investment, Identifier [Axis]: Edmunds Govtech, Inc., First lien senior secured revolving loan | Eclipse Topco, Inc., Eclipse Investor Parent, L.P. And Eclipse Buyer, Inc.
Coupon			8.33%
Spread			4.00%
Total investment portfolio			$ 301,400
Amortized Cost			296,300
Fair Value			$ 301,400
Investment, Identifier [Axis]: Einstein Parent, Inc., First lien senior secured loan
Coupon		10.36%
Spread		6.50%
Total investment portfolio		$ 16,100,700
Amortized Cost		15,829,300
Fair Value		$ 16,100,700
Investment, Identifier [Axis]: Electron Bidco Inc., First lien senior secured loan
Coupon		6.22%	7.11%
Spread		2.50%	2.75%
Total investment portfolio		$ 68,402,400	$ 41,900,700
Amortized Cost		68,390,000	41,878,600
Fair Value		$ 68,717,100	$ 42,021,300
Investment, Identifier [Axis]: Elliott Davis Advisory, LLC and Elliott Davis Advisory HoldCo, LLC, Common stock
Shares/Units (in shares)		5,162,000
Amortized Cost		$ 5,162,000
Fair Value		$ 5,162,000
Investment, Identifier [Axis]: Elliott Davis Advisory, LLC and Elliott Davis Advisory HoldCo, LLC, First lien senior secured loan
Coupon		8.87%
Investment, Identifier [Axis]: Elliott Davis Advisory, LLC and Elliott Davis Advisory HoldCo, LLC, First lien senior secured revolving loan
Coupon		8.73%
Spread		4.75%
Total investment portfolio		$ 2,441,200
Amortized Cost		2,378,300
Fair Value		$ 2,372,800
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan 1
Coupon		6.12%	6.93%
Spread		2.25%	2.50%
Total investment portfolio		$ 12,967,900	$ 21,926,500
Amortized Cost		12,926,500	21,908,100
Fair Value		$ 12,987,000	$ 21,991,200
Investment, Identifier [Axis]: Emerald Debt Merger Sub LLC, First lien senior secured loan 2
Coupon		6.07%	6.83%
Spread		2.25%	2.50%
Total investment portfolio		$ 16,756,800	$ 20,493,600
Amortized Cost		16,739,900	20,455,200
Fair Value		$ 16,789,500	$ 20,553,500
Investment, Identifier [Axis]: Empower Payments Investor, LLC, First lien senior secured loan
Coupon			8.86%
Spread			4.50%
Total investment portfolio			$ 12,233,100
Amortized Cost			12,016,700
Fair Value			$ 12,233,100
Investment, Identifier [Axis]: Empower Payments Investor, LLC, First lien senior secured loan 1
Coupon		8.23%
Spread		4.50%
Total investment portfolio		$ 22,155,000
Amortized Cost		21,889,800
Fair Value		$ 22,155,000
Investment, Identifier [Axis]: Empower Payments Investor, LLC, First lien senior secured loan 2
Coupon		8.62%
Spread		4.75%
Total investment portfolio		$ 1,713,100
Amortized Cost		1,705,300
Fair Value		$ 1,713,100
Investment, Identifier [Axis]: Endeavor Bidco LLC and Endeavor TopCo, Inc., Class A common units
Shares/Units (in shares)		2,540	2,540
Amortized Cost		$ 2,540,000	$ 2,540,000
Fair Value		$ 3,897,400	$ 2,540,000
Investment, Identifier [Axis]: Endeavor Bidco LLC and Endeavor TopCo, Inc., First lien senior secured loan
Coupon		7.92%	8.58%
Spread		4.25%	4.25%
Total investment portfolio		$ 13,196,000	$ 8,393,800
Amortized Cost		13,034,200	8,238,100
Fair Value		$ 13,196,000	$ 8,225,900
Investment, Identifier [Axis]: Endeavor Group Holdings, Inc., First lien senior secured loan
Coupon		6.72%
Spread		3.00%
Total investment portfolio		$ 27,198,900
Amortized Cost		27,161,500
Fair Value		$ 27,319,600
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC , Common units
Shares/Units (in shares)		10,512
Amortized Cost		$ 1,051,200
Fair Value		$ 1,051,200
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC , First lien senior secured loan
Coupon		10.17%
Spread		6.50%
Total investment portfolio		$ 65,016,600
Amortized Cost		63,439,400
Fair Value		$ 64,691,500
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC , First lien senior secured revolving loan
Coupon		10.17%
Spread		6.50%
Total investment portfolio		$ 2,346,100
Amortized Cost		2,203,800
Fair Value		$ 2,316,800
Investment, Identifier [Axis]: Endurance PT Technology Buyer Corporation and Endurance PT Technology Holdings LLC , Preferred equity
Coupon, PIK		8.00%
Shares/Units (in shares)		9,461
Amortized Cost		$ 9,460,800
Fair Value		$ 9,460,800
Investment, Identifier [Axis]: Ensemble RCM, LLC, First lien senior secured loan
Coupon		6.84%	7.59%
Spread		3.00%	3.00%
Total investment portfolio		$ 59,040,600	$ 35,127,800
Amortized Cost		59,038,900	35,100,200
Fair Value		$ 59,296,300	$ 35,351,900
Investment, Identifier [Axis]: Ensono, Inc., First lien senior secured loan
Coupon		7.83%
Spread		4.00%
Total investment portfolio		$ 31,825,400
Amortized Cost		31,660,900
Fair Value		$ 31,782,100
Investment, Identifier [Axis]: Ensono, Inc., First lien senior secured loan | Edmunds Govtech, Inc.
Coupon			8.47%
Spread			4.00%
Total investment portfolio			$ 33,339,600
Amortized Cost			33,093,100
Fair Value			$ 33,291,900
Investment, Identifier [Axis]: Entrata Inc, First lien senior secured loan
Coupon		6.72%
Spread		3.00%
Total investment portfolio		$ 3,571,900
Amortized Cost		3,582,000
Fair Value		$ 3,589,800
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan
Coupon			9.74%
Coupon, PIK			2.00%
Spread			5.00%
Total investment portfolio			$ 3,146,900
Amortized Cost			3,092,700
Fair Value			$ 3,146,900
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan 1
Coupon		10.96%	12.22%
Coupon, PIK		2.19%	2.00%
Spread		7.19%	7.50%
Total investment portfolio		$ 5,955,000	$ 2,258,600
Amortized Cost		5,520,300	2,262,800
Fair Value		$ 5,955,000	$ 2,258,600
Investment, Identifier [Axis]: Envisage Management Ltd, First lien senior secured loan 2
Coupon		10.24%
Spread		6.50%
Total investment portfolio		$ 821,100
Amortized Cost		705,300
Fair Value		$ 821,100
Investment, Identifier [Axis]: Enviva Inc., First lien senior secured loan
Coupon, PIK		10.61%
Spread		6.88%
Total investment portfolio		$ 21,138,000
Amortized Cost		21,428,700
Fair Value		$ 21,331,800
Investment, Identifier [Axis]: Epicor Software Corporation, First lien senior secured loan
Coupon		6.22%	7.11%
Spread		2.50%	2.75%
Total investment portfolio		$ 46,725,100	$ 38,767,300
Amortized Cost		46,722,600	38,721,200
Fair Value		$ 46,850,800	$ 39,013,500
Investment, Identifier [Axis]: Equinox Holdings, Inc., First lien senior secured loan
Coupon			12.58%
Coupon, PIK			4.13%
Spread		8.25%	8.25%
Total investment portfolio		$ 42,468,900	$ 43,091,200
Amortized Cost		41,544,100	41,828,300
Fair Value		$ 42,468,900	$ 43,091,200
Investment, Identifier [Axis]: Equinox Holdings, Inc., Second lien senior secured loan
Coupon		16.00%	16.00%
Total investment portfolio		$ 4,449,600	$ 3,803,500
Amortized Cost		4,404,100	3,727,600
Fair Value		$ 4,449,600	$ 3,803,500
Investment, Identifier [Axis]: Eternal Aus Bidco Pty Ltd, First lien senior secured loan
Coupon		8.71%	10.72%
Spread		5.00%	6.25%
Total investment portfolio		$ 2,232,100	$ 6,346,100
Amortized Cost		2,182,000	6,623,800
Fair Value		$ 2,232,100	$ 6,346,100
Investment, Identifier [Axis]: Euribor
Coupon		0.021%
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, First lien senior secured loan
Coupon			9.83%
Spread			5.50%
Total investment portfolio			$ 10,233,800
Amortized Cost			10,067,500
Fair Value			$ 10,233,800
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, Health Buyer LLC and Excel Fitness Holdings, Inc., First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 10,985,100
Amortized Cost		10,864,500
Fair Value		$ 10,985,100
Investment, Identifier [Axis]: Excel Fitness Consolidator LLC, Health Buyer LLC and Excel Fitness Holdings, Inc., First lien senior secured revolving loan
Coupon		8.48%
Spread		4.75%
Total investment portfolio		$ 202,600
Amortized Cost		202,600
Fair Value		$ 202,600
Investment, Identifier [Axis]: Excelitas Technologies Corp., First lien senior secured loan
Coupon		8.97%	9.61%
Spread		5.25%	5.25%
Total investment portfolio		$ 32,500,000	$ 32,500,000
Amortized Cost		32,500,000	32,500,000
Fair Value		$ 32,500,000	$ 32,500,000
Investment, Identifier [Axis]: Expereo USA, Inc. and Ristretto Bidco B.V., First lien senior secured loan
Coupon		10.22%	10.40%
Coupon, PIK		3.50%
Spread		6.50%	6.00%
Total investment portfolio		$ 60,801,500	$ 55,169,400
Amortized Cost		60,299,000	54,622,700
Fair Value		$ 59,420,800	$ 54,617,700
Investment, Identifier [Axis]: FCG Acquisitions, Inc., First lien senior secured loan
Coupon		6.97%	8.22%
Spread		3.25%	3.75%
Total investment portfolio		$ 51,193,500	$ 20,305,800
Amortized Cost		51,266,500	20,342,200
Fair Value		$ 51,361,400	$ 20,417,500
Investment, Identifier [Axis]: FEH Group, LLC., Class A common interest 1
Shares/Units (in shares)		20
Amortized Cost		$ 137,744,500
Fair Value		$ 162,906,400
Investment, Identifier [Axis]: FEH Group, LLC., Class A common interest 2
Shares/Units (in shares)		20
Amortized Cost		$ 4,067,900
Fair Value		$ 4,751,400
Investment, Identifier [Axis]: FEH Group, LLC., Class A common interest 3
Shares/Units (in shares)		20
Amortized Cost		$ 1,003,300
Fair Value		$ 1,171,900
Investment, Identifier [Axis]: FIC Matterhorn CF, LP and FIC Matterhorn CF Feeder, LP, Limited partnership interests 1
Shares/Units (in shares)		19,712,949
Amortized Cost		$ 19,712,900
Fair Value		$ 19,712,900
Investment, Identifier [Axis]: FIC Matterhorn CF, LP and FIC Matterhorn CF Feeder, LP, Limited partnership interests 2
Shares/Units (in shares)		1
Amortized Cost		$ 700
Fair Value		$ 700
Investment, Identifier [Axis]: FL Hawk Intermediate Holdings, Inc., First lien senior secured loan
Coupon		8.35%	8.83%
Spread		4.50%	4.50%
Total investment portfolio		$ 8,175,500	$ 7,853,000
Amortized Cost		8,129,600	7,778,100
Fair Value		$ 8,175,500	$ 7,853,000
Investment, Identifier [Axis]: FTAI Infrastructure Inc. and FIP RR Holdings LLC, First lien senior secured loan
Coupon		7.88%
Spread		4.00%
Total investment portfolio		$ 83,179,600
Amortized Cost		82,239,800
Fair Value		$ 81,723,900
Investment, Identifier [Axis]: FTAI Infrastructure Inc. and FIP RR Holdings LLC, Series A preferred shares
Coupon, PIK		10.00%
Shares/Units (in shares)		37,809
Amortized Cost		$ 36,884,500
Fair Value		$ 36,803,800
Investment, Identifier [Axis]: FTAI Infrastructure Inc. and FIP RR Holdings LLC, Warrant to purchase common units
Shares/Units (in shares)		6,522
Amortized Cost		$ 2,268,500
Fair Value		$ 2,268,500
Investment, Identifier [Axis]: Fertitta Entertainment, LLC, First lien senior secured loan
Coupon		6.97%	7.86%
Spread		3.25%	3.50%
Total investment portfolio		$ 17,919,000	$ 31,749,400
Amortized Cost		17,926,800	31,811,800
Fair Value		$ 17,909,900	$ 31,840,800
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured loan
Coupon			11.00%
Total investment portfolio			$ 20,625,700
Amortized Cost			19,037,900
Fair Value			$ 20,625,700
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured loan 1
Coupon		11.00%
Total investment portfolio		$ 24,920,200
Amortized Cost		23,247,600
Fair Value		$ 24,920,200
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured loan 2
Coupon		10.50%
Total investment portfolio		$ 1,200,000
Amortized Cost		1,188,300
Fair Value		$ 1,200,000
Investment, Identifier [Axis]: Fever Labs, Inc., First lien senior secured revolving loan
Coupon		11.00%	11.00%
Total investment portfolio		$ 11,594,700	$ 5,974,000
Amortized Cost		11,412,300	5,873,800
Fair Value		$ 11,594,700	$ 5,974,000
Investment, Identifier [Axis]: Fever Labs, Inc., Series B redeemable preferred stock
Coupon, PIK		13.50%
Shares/Units (in shares)		11,786
Amortized Cost		$ 12,434,400
Fair Value		$ 12,699,600
Investment, Identifier [Axis]: Fever Labs, Inc., Series E-5 Convertible Shares
Shares/Units (in shares)		318,631	318,631
Amortized Cost		$ 1,381,900	$ 1,381,900
Fair Value		$ 1,668,600	$ 1,477,200
Investment, Identifier [Axis]: Fever Labs, Inc., Warrant to purchase common stock
Shares/Units (in shares)		235,740
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 1
Shares/Units (in shares)			20
Amortized Cost			$ 138,844,900
Fair Value			$ 138,844,900
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 2
Shares/Units (in shares)			20
Amortized Cost			$ 4,056,200
Fair Value			$ 4,056,200
Investment, Identifier [Axis]: FinEquity Holdings, LLC, Class A common interest 3
Shares/Units (in shares)			20
Amortized Cost			$ 1,000,500
Fair Value			$ 1,000,500
Investment, Identifier [Axis]: Financiere Mendel, First lien senior secured loan
Coupon			7.77%
Spread			3.25%
Total investment portfolio			$ 7,940,000
Amortized Cost			7,877,100
Fair Value			$ 7,979,700
Investment, Identifier [Axis]: Finastra USA, Inc., DH Corporation/Societe DH, and Finastra Europe S.A R.L., First lien senior secured loan
Coupon		10.97%
Spread		7.25%
Total investment portfolio		$ 6,193,400
Amortized Cost		6,116,700
Fair Value		$ 6,255,300
Investment, Identifier [Axis]: Finastra USA, Inc., DH Corporation/Societe DH, and Finastra Europe S.A R.L., First lien senior secured loan | eResearch Technology, Inc.
Coupon			11.65%
Spread			7.25%
Total investment portfolio			$ 22,480,500
Amortized Cost			22,127,000
Fair Value			$ 22,480,500
Investment, Identifier [Axis]: Firebird Acquisition Corp, Inc., First lien senior secured loan 1
Coupon		8.84%
Coupon, PIK		2.75%
Spread		5.00%
Total investment portfolio		$ 17,603,500
Amortized Cost		17,528,600
Fair Value		$ 17,603,500
Investment, Identifier [Axis]: Firebird Acquisition Corp, Inc., First lien senior secured loan 2
Coupon		8.34%
Spread		4.50%
Total investment portfolio		$ 3,885,600
Amortized Cost		3,864,800
Fair Value		$ 3,885,600
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan
Coupon		6.17%
Spread		2.50%
Total investment portfolio		$ 90,393,500
Amortized Cost		90,461,400
Fair Value		$ 90,634,800
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan 1
Coupon			6.89%
Spread			2.50%
Total investment portfolio			$ 27,959,600
Amortized Cost			28,059,400
Fair Value			$ 27,984,500
Investment, Identifier [Axis]: First Student Bidco Inc., First lien senior secured loan 2
Coupon			6.89%
Spread			2.50%
Total investment portfolio			$ 7,388,400
Amortized Cost			7,404,000
Fair Value			7,395,300
Investment, Identifier [Axis]: Fitness Ventures Holdings Inc. and Meaningful Partners Fitness Ventures Co Investment LP, First lien senior secured loan
Coupon		8.99%
Spread		5.25%
Total investment portfolio		$ 46,504,400
Amortized Cost		45,967,200
Fair Value		$ 46,504,400
Investment, Identifier [Axis]: Fitness Ventures Holdings Inc. and Meaningful Partners Fitness Ventures Co Investment LP, First lien senior secured revolving loan
Coupon		7.73%
Spread		4.00%
Total investment portfolio		$ 2,405,000
Amortized Cost		2,377,400
Fair Value		2,405,000
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP
Fair Value		$ 60,947,900	$ 51,574,000
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, Common units
Shares/Units (in shares)		11,704,000	11,704,000
Amortized Cost		$ 11,736,800	$ 11,736,800
Fair Value		$ 12,038,500	$ 13,471,300
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, First lien senior secured loan
Coupon			9.86%
Spread			5.50%
Total investment portfolio			$ 36,413,200
Amortized Cost			35,774,500
Fair Value			$ 35,733,800
Investment, Identifier [Axis]: Fitness Ventures Holdings, Inc. and Meaningful Partners Fitness Ventures Co-Investment LP, First lien senior secured revolving loan
Coupon			8.36%
Spread			4.00%
Total investment portfolio			$ 2,404,900
Amortized Cost			2,371,400
Fair Value			$ 2,368,900
Investment, Identifier [Axis]: Flexera Software LLC, First lien senior secured loan one
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 110,869,900
Amortized Cost		109,926,500
Fair Value		$ 110,592,700
Investment, Identifier [Axis]: Flexera Software LLC, First lien senior secured loan two
Coupon		6.43%
Spread		4.50%
Total investment portfolio		$ 7,891,300
Amortized Cost		7,847,900
Fair Value		$ 7,871,600
Investment, Identifier [Axis]: Flexsys Cayman Holdings, LP, First lien senior secured loan 1
Coupon		9.97%
Spread		6.25%
Total investment portfolio		$ 6,123,100
Amortized Cost		5,786,500
Fair Value		$ 3,704,500
Investment, Identifier [Axis]: Flexsys Cayman Holdings, LP, First lien senior secured loan 2
Coupon		9.08%
Spread		5.25%
Total investment portfolio		$ 8,306,300
Amortized Cost		7,755,900
Fair Value		$ 456,800
Investment, Identifier [Axis]: Flexsys Holdings, Inc., First lien senior secured loan
Coupon			9.84%
Spread			5.25%
Total investment portfolio			$ 10,169,200
Amortized Cost			9,433,800
Fair Value			$ 7,754,000
Investment, Identifier [Axis]: Flint OpCo, LLC First lien senior secured loan
Coupon		8.58%
Spread		4.75%
Total investment portfolio		$ 14,905,300
Amortized Cost		14,743,500
Fair Value		$ 14,905,300
Investment, Identifier [Axis]: Flint OpCo, LLC, First lien senior secured loan
Coupon			9.11%
Spread			4.75%
Total investment portfolio			$ 11,715,900
Amortized Cost			11,517,700
Fair Value			$ 11,715,900
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured loan
Coupon		10.22%	10.86%
Spread		6.50%	6.50%
Total investment portfolio		$ 13,091,500	$ 13,225,400
Amortized Cost		12,846,900	12,921,700
Fair Value		$ 13,091,500	$ 13,225,400
Investment, Identifier [Axis]: FlyWheel Acquireco, Inc., First lien senior secured revolving loan
Coupon		10.22%	10.86%
Spread		6.50%	6.50%
Total investment portfolio		$ 160,700	$ 1,071,400
Amortized Cost		138,000	1,039,000
Fair Value		$ 160,700	$ 1,071,400
Investment, Identifier [Axis]: Focus Financial Partners, LLC, First lien senior secured loan
Coupon		6.22%	7.61%
Spread		2.50%	3.25%
Total investment portfolio		$ 55,554,900	$ 31,605,500
Amortized Cost		55,410,200	31,568,000
Fair Value		$ 55,633,800	$ 31,870,000
Investment, Identifier [Axis]: Forward Keystone Holdings, LP, Common units
Shares/Units (in shares)		3,532,000
Amortized Cost		$ 3,532,000
Fair Value		$ 3,894,900
Investment, Identifier [Axis]: Forward Keystone Holdings, LP, Senior subordinated loan
Coupon		15.00%
Coupon, PIK		8.00%
Total investment portfolio		$ 24,336,100
Amortized Cost		23,736,200
Fair Value		$ 24,336,100
Investment, Identifier [Axis]: Forza Insurance Holdings, LLC, First lien senior secured loan
Coupon		9.42%
Spread		5.75%
Total investment portfolio		$ 40,592,200
Amortized Cost		40,085,900
Fair Value		$ 40,592,200
Investment, Identifier [Axis]: Fossil Group, Inc., Fossil Partners, L.P., and Fossil Canada Inc., First lien senior secured revolving loan
Coupon		9.04%
Spread		5.00%
Total investment portfolio		$ 2,360,800
Amortized Cost		1,906,700
Fair Value		$ 1,868,700
Investment, Identifier [Axis]: Freeport LNG investments, LLLP, First lien senior secured loan 1
Coupon		7.15%	7.88%
Spread		3.00%	3.00%
Total investment portfolio		$ 44,243,900	$ 39,838,200
Amortized Cost		44,220,000	39,793,700
Fair Value		$ 44,262,400	$ 39,758,600
Investment, Identifier [Axis]: Freeport LNG investments, LLLP, First lien senior secured loan 2
Coupon		7.12%	8.38%
Spread		3.25%	3.50%
Total investment portfolio		$ 18,199,600	$ 2,000,000
Amortized Cost		18,194,400	2,000,000
Fair Value		$ 18,252,700	$ 2,007,200
Investment, Identifier [Axis]: Froneri International Limited, First lien senior secured loan 1
Coupon		6.12%
Spread		2.25%
Total investment portfolio		$ 28,135,000
Amortized Cost		28,091,300
Fair Value		$ 28,124,300
Investment, Identifier [Axis]: Froneri International Limited, First lien senior secured loan 2
Coupon		4.87%
Spread		2.75%
Total investment portfolio		$ 11,857,400
Amortized Cost		11,716,300
Fair Value		$ 11,880,600
Investment, Identifier [Axis]: Frontline Road Safety Operations, LLC, First lien senior secured loan 1
Coupon		8.72%
Coupon, PIK		2.00%
Spread		5.00%
Total investment portfolio		$ 76,692,700
Amortized Cost		76,119,700
Fair Value		$ 76,692,700
Investment, Identifier [Axis]: Frontline Road Safety Operations, LLC, First lien senior secured loan 2
Coupon		8.72%
Coupon, PIK		2.00%
Spread		5.00%
Total investment portfolio		$ 7,580,300
Amortized Cost		7,504,500
Fair Value		$ 7,580,300
Investment, Identifier [Axis]: G702 Buyer, Inc., First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 10,201,800
Amortized Cost		10,061,600
Fair Value		$ 10,048,800
Investment, Identifier [Axis]: GAPCO AIV Interholdco (CP), L.P., Senior subordinated loan
Coupon		10.42%
Spread		6.75%
Total investment portfolio		$ 52,451,000
Amortized Cost		51,217,100
Fair Value		$ 52,451,000
Investment, Identifier [Axis]: GC Waves Holdings, Inc., First lien senior secured loan
Coupon		8.22%	9.21%
Spread		4.50%	4.75%
Total investment portfolio		$ 23,394,100	$ 7,539,200
Amortized Cost		23,229,300	7,351,200
Fair Value		$ 23,394,100	$ 7,539,200
Investment, Identifier [Axis]: GCBSL 2022-60, Collaterized loan obligation
Coupon		9.86%	10.63%
Spread		6.00%	6.00%
Total investment portfolio		$ 2,375,000	$ 2,375,000
Amortized Cost		2,375,000	2,375,000
Fair Value		$ 2,371,400	$ 2,364,900
Investment, Identifier [Axis]: GCBSL 2024-77, Collaterized loan obligation
Coupon		8.71%	9.20%
Spread		4.85%	4.85%
Total investment portfolio		$ 1,500,000	$ 1,500,000
Amortized Cost		1,500,000	1,500,000
Fair Value		$ 1,505,400	$ 1,507,500
Investment, Identifier [Axis]: GCBSL 2025-79, Collaterized loan obligation
Coupon		8.53%
Spread		4.65%
Total investment portfolio		$ 1,500,000
Amortized Cost		1,500,000
Fair Value		$ 1,504,400
Investment, Identifier [Axis]: GCBSL 2025-82, Collaterized loan obligation
Coupon		8.72%
Spread		4.75%
Total investment portfolio		$ 4,000,000
Amortized Cost		4,000,000
Fair Value		$ 4,014,400
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, Class A common units
Shares/Units (in shares)		1,513,394
Amortized Cost		$ 1,526,600
Fair Value		$ 2,101,100
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, First lien senior secured loan
Coupon, PIK		14.00%
Total investment portfolio		$ 3,235,900
Amortized Cost		3,184,700
Fair Value		$ 3,235,900
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, Private asset backed investment
Coupon			14.00%
Total investment portfolio			$ 2,702,700
Amortized Cost			2,642,500
Fair Value			2,639,900
Investment, Identifier [Axis]: GCM HVAC Holdco, LLC and GCM HVAC Topco, LLC, Private asset backed investment 1
Shares/Units (in shares)		1,486,487
Amortized Cost			1,486,500
Fair Value			$ 1,486,500
Investment, Identifier [Axis]: GFL Environmental Inc., First lien senior secured loan
Coupon		6.27%	6.61%
Spread		2.50%	2.00%
Total investment portfolio		$ 21,605,300	$ 6,770,800
Amortized Cost		21,592,900	6,770,800
Fair Value		$ 21,670,100	$ 6,778,200
Investment, Identifier [Axis]: GHP-VGS Purchaser LLC, First lien senior secured loan
Coupon		8.59%
Spread		4.75%
Total investment portfolio		$ 11,943,300
Amortized Cost		11,835,400
Fair Value		$ 11,943,300
Investment, Identifier [Axis]: GLM 2022-12, Collaterized loan obligation
Coupon		9.58%	10.32%
Spread		5.70%	5.70%
Total investment portfolio		$ 2,100,000	$ 2,100,000
Amortized Cost		2,109,100	2,109,500
Fair Value		$ 2,128,700	$ 2,153,600
Investment, Identifier [Axis]: GMF Parent, Inc. and GMF Group Holdings, LP, Class A2 units
Shares/Units (in shares)		2,414
Amortized Cost		$ 2,414,000
Fair Value		$ 2,414,000
Investment, Identifier [Axis]: GMF Parent, Inc. and GMF Group Holdings, LP, First lien senior secured loan
Coupon		8.20%
Spread		4.50%
Total investment portfolio		$ 13,977,200
Amortized Cost		13,838,200
Fair Value		$ 13,907,300
Investment, Identifier [Axis]: GNRT 2, Collaterized loan obligation
Coupon			11.98%
Spread			7.35%
Total investment portfolio			$ 250,000
Amortized Cost			251,100
Fair Value			$ 256,200
Investment, Identifier [Axis]: GNRT 2022-10, Collaterized loan obligation
Coupon			12.70%
Spread			8.07%
Total investment portfolio			$ 500,000
Amortized Cost			510,700
Fair Value			$ 505,800
Investment, Identifier [Axis]: GNRT 2023-11, Collaterized loan obligation
Coupon			12.14%
Spread			7.30%
Total investment portfolio			$ 2,258,000
Amortized Cost			2,258,000
Fair Value			$ 2,320,800
Investment, Identifier [Axis]: GNRT 2023-12, Collaterized loan obligation
Coupon		7.91%
Total investment portfolio		$ 650,000
Amortized Cost		650,000
Fair Value		$ 659,000
Investment, Identifier [Axis]: GNRT 2024-15, Collaterized loan obligation
Coupon			11.32%
Spread			6.70%
Total investment portfolio			$ 2,000,000
Amortized Cost			2,000,000
Fair Value			$ 2,050,200
Investment, Identifier [Axis]: GNRT 2024-18, Collaterized loan obligation
Coupon			12.60%
Total investment portfolio			$ 7,160,000
Amortized Cost			6,334,500
Fair Value			$ 6,519,000
Investment, Identifier [Axis]: GNRT 2024-20, Collaterized loan obligation
Coupon		13.93%	12.30%
Total investment portfolio		$ 13,950,000	$ 19,647,800
Amortized Cost		11,211,100	17,973,800
Fair Value		$ 9,826,800	$ 17,977,300
Investment, Identifier [Axis]: GNRT 4, Collaterized loan obligation
Coupon			11.52%
Spread			6.90%
Total investment portfolio			$ 2,000,000
Amortized Cost			2,000,000
Fair Value			$ 2,049,400
Investment, Identifier [Axis]: GNRT 6, Collaterized loan obligation
Coupon			11.79%
Spread			7.25%
Total investment portfolio			$ 1,820,000
Amortized Cost			1,820,000
Fair Value			$ 1,867,600
Investment, Identifier [Axis]: GNRT 9, Collaterized loan obligation
Coupon		10.23%	10.82%
Spread		6.35%	6.35%
Total investment portfolio		$ 2,000,000	$ 4,015,000
Amortized Cost		2,000,000	4,015,000
Fair Value		$ 1,947,700	$ 4,031,100
Investment, Identifier [Axis]: GOCAP 2024-71, Collaterized loan obligation
Coupon		8.96%	9.62%
Spread		5.10%	5.10%
Total investment portfolio		$ 4,500,000	$ 4,500,000
Amortized Cost		4,500,000	4,500,000
Fair Value		$ 4,519,200	$ 4,584,100
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, Class A common units
Shares/Units (in shares)		100	100
Amortized Cost		$ 100,000	$ 100,000
Fair Value		$ 47,600	$ 75,300
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, First lien senior secured loan
Coupon		10.42%	11.08%
Spread		6.75%	6.75%
Total investment portfolio		$ 13,013,400	$ 11,750,000
Amortized Cost		12,761,500	11,436,800
Fair Value		$ 12,605,400	$ 11,750,000
Investment, Identifier [Axis]: GS SEER Group Borrower LLC and GS SEER Group Holdings LLC, First lien senior secured revolving loan
Coupon		10.52%
Spread		6.75%
Total investment portfolio		$ 275,200
Amortized Cost		256,900
Fair Value		$ 242,200
Investment, Identifier [Axis]: GSM Rights Fund II LP, Class B Interest
Shares/Units (in shares)		2,058,315
Amortized Cost		$ 2,058,300
Fair Value		$ 2,113,500
Investment, Identifier [Axis]: GSV Purchaser, Inc., First lien senior secured loan
Coupon		8.28%	9.30%
Spread		4.50%	4.75%
Total investment portfolio		$ 39,723,400	$ 35,855,800
Amortized Cost		39,350,900	35,518,600
Fair Value		$ 39,723,400	$ 35,855,800
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP , First lien senior secured revolving loan
Coupon		8.73%
Spread		5.00%
Total investment portfolio		$ 187,500
Amortized Cost		158,800
Fair Value		$ 187,500
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP, First lien senior secured loan
Coupon		8.67%	9.33%
Spread		5.00%	5.00%
Total investment portfolio		$ 14,302,200	$ 12,028,400
Amortized Cost		14,092,600	11,793,300
Fair Value		$ 14,302,200	$ 12,028,400
Investment, Identifier [Axis]: GTCR F Buyer Corp. and GTCR (D) Investors LP, Limited partnership interests
Shares/Units (in shares)		78,677	76,925
Amortized Cost		$ 79,300	$ 77,500
Fair Value		$ 166,400	$ 104,800
Investment, Identifier [Axis]: Gainwell Acquisition Corp., First lien senior secured loan
Coupon		7.77%	8.43%
Spread		4.00%	4.00%
Total investment portfolio		$ 74,084,900	$ 25,453,700
Amortized Cost		72,493,900	24,640,600
Fair Value		$ 72,658,800	$ 24,598,200
Investment, Identifier [Axis]: Gates Global LLC, First lien senior secured loan
Coupon			6.11%
Spread			1.75%
Total investment portfolio			$ 852,800
Amortized Cost			852,800
Fair Value			$ 853,800
Investment, Identifier [Axis]: Gen II Fund Services, LLC, First lien senior secured loan
Coupon		6.42%
Spread		2.75%
Total investment portfolio		$ 58,776,300
Amortized Cost		58,915,000
Fair Value		$ 58,751,600
Investment, Identifier [Axis]: Gen II Fund Services, LLC,First lien senior secured loan
Coupon			7.08%
Spread			2.75%
Total investment portfolio			$ 50,466,600
Amortized Cost			50,594,500
Fair Value			$ 50,655,900
Investment, Identifier [Axis]: Generator US Buyer, Inc. and Total Power Limited, First lien senior secured loan 1
Coupon		6.76%
Spread		4.50%
Total investment portfolio		$ 7,859,800
Amortized Cost		7,706,500
Fair Value		$ 7,859,800
Investment, Identifier [Axis]: Generator US Buyer, Inc. and Total Power Limited, First lien senior secured loan 2
Coupon		8.17%
Spread		4.50%
Total investment portfolio		$ 987,500
Amortized Cost		973,900
Fair Value		$ 987,500
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 1
Coupon			8.42%
Spread			5.25%
Total investment portfolio			$ 6,414,300
Amortized Cost			6,600,600
Fair Value			$ 6,414,300
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 2
Coupon			9.58%
Spread			5.25%
Total investment portfolio			$ 1,857,300
Amortized Cost			1,826,200
Fair Value			$ 1,857,300
Investment, Identifier [Axis]: Generator US Buyer, Inc., First lien senior secured loan 3
Coupon			8.70%
Spread			5.25%
Total investment portfolio			$ 218,200
Amortized Cost			215,500
Fair Value			$ 218,200
Investment, Identifier [Axis]: Genesys Cloud Services Holdings I, LLC, First lien senior secured loan
Coupon			7.36%
Spread			3.00%
Total investment portfolio			$ 31,815,500
Amortized Cost			31,846,400
Fair Value			$ 32,054,100
Investment, Identifier [Axis]: Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc., First lien senior secured loan
Coupon		7.25%	8.54%
Spread		5.00%	5.25%
Total investment portfolio		$ 13,153,400	$ 12,578,000
Amortized Cost		13,139,500	13,146,400
Fair Value		$ 13,153,400	$ 12,578,000
Investment, Identifier [Axis]: Gestion ABS Bidco Inc. / ABS Bidco Holdings Inc., First lien senior secured loan 1
Coupon		7.27%
Spread		5.00%
Total investment portfolio		$ 396,500
Amortized Cost		351,500
Fair Value		$ 396,500
Investment, Identifier [Axis]: Global Medical Response, Inc. and GMR Buyer Corp., First lien senior secured loan
Coupon		7.38%
Spread		3.50%
Total investment portfolio		$ 143,703,300
Amortized Cost		143,357,000
Fair Value		$ 144,518,100
Investment, Identifier [Axis]: Global Music Rights, LLC, First lien senior secured loan
Coupon		8.17%	9.10%
Spread		4.50%	4.75%
Total investment portfolio		$ 136,354,200	$ 136,354,200
Amortized Cost		134,330,300	133,882,200
Fair Value		$ 136,354,200	$ 134,308,900
Investment, Identifier [Axis]: Global Music Rights, LLC, First lien senior secured revolving loan
Coupon			9.10%
Spread			4.75%
Total investment portfolio			$ 1,364,600
Amortized Cost			1,129,600
Fair Value			$ 1,159,900
Investment, Identifier [Axis]: Golden State Foods LLC, First lien senior secured loan
Coupon		7.67%	8.77%
Spread		4.00%	4.25%
Total investment portfolio		$ 13,039,600	$ 19,629,700
Amortized Cost		13,084,200	19,570,800
Fair Value		$ 13,103,400	$ 19,783,000
Investment, Identifier [Axis]: Goldeneye Parent, LLC, First lien senior secured loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 18,339,200
Amortized Cost		18,257,400
Fair Value		$ 18,339,200
Investment, Identifier [Axis]: Goosehead Insurance Holdings, LLC, First lien senior secured loan
Coupon			7.83%
Spread			3.50%
Total investment portfolio			$ 10,000,000
Amortized Cost			9,975,000
Fair Value			$ 10,050,000
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan
Coupon		6.47%
Spread		2.75%
Total investment portfolio		$ 2,903,700
Amortized Cost		2,911,200
Fair Value		$ 2,906,000
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan 1
Coupon			7.61%
Spread			3.25%
Total investment portfolio			$ 25,972,100
Amortized Cost			26,049,400
Fair Value			$ 25,950,800
Investment, Identifier [Axis]: Grant Thornton Advisors LLC, First lien senior secured loan 2
Coupon			7.36%
Spread			2.75%
Total investment portfolio			$ 2,500,000
Amortized Cost			2,503,100
Fair Value			$ 2,498,000
Investment, Identifier [Axis]: Green Infrastructure Partners Inc., First lien senior secured loan
Coupon		6.42%
Spread		2.75%
Total investment portfolio		$ 18,000,000
Amortized Cost		17,983,900
Fair Value		$ 18,000,000
Investment, Identifier [Axis]: Grifols Worldwide Operations USA, Inc., First lien senior secured loan
Coupon			6.74%
Spread			2.00%
Total investment portfolio			$ 18,427,900
Amortized Cost			18,161,100
Fair Value			$ 18,331,200
Investment, Identifier [Axis]: Grit Buyer, Inc. and Integrum Grit Co-Invest LP, First lien senior secured loan
Coupon		8.37%
Spread		4.50%
Total investment portfolio		$ 64,162,500
Amortized Cost		63,193,800
Fair Value		$ 63,110,800
Investment, Identifier [Axis]: Grit Buyer, Inc. and Integrum Grit Co-Invest LP, Limited partnership interests
Shares/Units (in shares)		4,643,250
Amortized Cost		$ 3,740,900
Fair Value		$ 3,981,600
Investment, Identifier [Axis]: GroundWorks, LLC, First lien senior secured loan
Coupon		6.93%
Spread		3.00%
Total investment portfolio		$ 3,750,000
Amortized Cost		3,750,000
Fair Value		$ 3,765,600
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loa
Coupon		8.97%
Spread		5.25%
Total investment portfolio		$ 15,795,200
Amortized Cost		15,622,300
Fair Value		$ 15,795,200
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan 1
Coupon			10.36%
Spread			6.00%
Total investment portfolio			$ 6,070,200
Amortized Cost			5,973,600
Fair Value			$ 6,070,200
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan 2
Coupon			10.36%
Spread			6.00%
Total investment portfolio			$ 2,164,200
Amortized Cost			2,131,800
Fair Value			2,164,200
Investment, Identifier [Axis]: Guidepoint Security Holdings, LLC, First lien senior secured loan 2 | Guidepoint Security Holdings, LLC
Amortized Cost			8,105,400
Fair Value			$ 8,234,400
Investment, Identifier [Axis]: Gula Buyer Inc. and Gula Co-Invest II, L.P., Common units
Shares/Units (in shares)		538
Amortized Cost		$ 560,600
Fair Value		$ 717,900
Investment, Identifier [Axis]: Gula Buyer Inc. and Gula Co-Invest II, L.P., First lien senior secured loan
Coupon		8.27%
Spread		4.50%
Total investment portfolio		$ 148,875,000
Amortized Cost		147,345,200
Fair Value		$ 148,875,000
Investment, Identifier [Axis]: Gula Buyer Inc., First lien senior secured loan
Coupon			9.55%
Spread			5.00%
Total investment portfolio			$ 150,000,000
Amortized Cost			148,174,900
Fair Value			$ 148,125,000
Investment, Identifier [Axis]: HAMLN 2024-1, Collaterized loan obligation
Coupon		9.28%	9.96%
Spread		5.40%	5.40%
Total investment portfolio		$ 2,017,500	$ 2,017,500
Amortized Cost		2,017,500	2,017,500
Fair Value		$ 2,026,400	$ 2,027,500
Investment, Identifier [Axis]: HBH Buyer, LLC, First lien senior secured loan
Coupon		8.92%
Spread		5.25%
Total investment portfolio		$ 24,366,000
Amortized Cost		24,074,400
Fair Value		$ 24,061,400
Investment, Identifier [Axis]: HBH Buyer, LLC, First lien senior secured revolving loan
Coupon		7.17%
Spread		3.50%
Total investment portfolio		$ 3,887,800
Amortized Cost		3,841,300
Fair Value		$ 3,839,200
Investment, Identifier [Axis]: HGC Holdings, LLC, First lien senior secured loan
Coupon		8.24%
Spread		4.50%
Total investment portfolio		$ 64,490,400
Amortized Cost		64,059,500
Fair Value		$ 64,490,400
Investment, Identifier [Axis]: HIG Finance 2 Limited, First lien senior secured loan
Coupon		6.49%	7.86%
Spread		2.75%	3.50%
Total investment portfolio		$ 21,756,700	$ 11,141,500
Amortized Cost		21,752,000	11,112,900
Fair Value		$ 21,797,700	$ 11,208,700
Investment, Identifier [Axis]: HIG Finance 2 Limited, First lien senior secured loan 1
Coupon		6.47%
Spread		2.75%
Total investment portfolio		$ 22,243,100
Amortized Cost		22,202,800
Fair Value		$ 22,279,400
Investment, Identifier [Axis]: HIGPK 2025-1, Collaterized loan obligation
Coupon		8.77%
Spread		4.90%
Total investment portfolio		$ 6,050,000
Amortized Cost		6,050,000
Fair Value		$ 6,089,700
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan
Coupon			9.33%
Spread			5.00%
Total investment portfolio			$ 11,739,200
Amortized Cost			11,590,400
Fair Value			$ 11,739,200
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan 1
Coupon		8.42%	9.08%
Spread		4.75%	4.75%
Total investment portfolio		$ 17,773,700	$ 1,626,200
Amortized Cost		17,681,300	1,600,800
Fair Value		$ 17,773,700	$ 1,626,200
Investment, Identifier [Axis]: HP RSS Buyer, Inc., First lien senior secured loan 2
Coupon		8.67%
Spread		5.00%
Total investment portfolio		$ 11,428,800
Amortized Cost		11,312,500
Fair Value		$ 11,428,800
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp., Common stock
Shares/Units (in shares)		406,680	406,680
Amortized Cost		$ 3,855,300	$ 3,855,300
Fair Value		$ 4,077,300	$ 3,855,300
Investment, Identifier [Axis]: HPCC Parent, Inc. and Patriot Container Corp., First lien senior secured loan
Coupon		13.00%	13.00%
Coupon, PIK		7.00%	7.00%
Total investment portfolio		$ 74,826,500	$ 69,423,200
Amortized Cost		73,245,700	67,652,400
Fair Value		$ 74,826,500	$ 67,514,000
Investment, Identifier [Axis]: HPPK 2024-1, Collaterized loan obligation
Coupon		13.51%
Total investment portfolio		$ 3,360,000
Amortized Cost		2,668,300
Fair Value		$ 2,369,400
Investment, Identifier [Axis]: HS Purchaser, LLC, and Help/Systems Holdings, Inc., First lien senior secured loan
Coupon		10.37%
Spread		6.50%
Total investment portfolio		$ 53,273,800
Amortized Cost		50,470,300
Fair Value		$ 50,375,700
Investment, Identifier [Axis]: HV Chimera LLC, Private asset-backed investment
Coupon			7.33%
Spread			2.80%
Shares/Units (in shares)			1,504,082
Amortized Cost			$ 1,490,800
Fair Value			$ 1,504,100
Investment, Identifier [Axis]: Hakken Midco B.V., First lien senior secured loan
Coupon		9.30%	10.80%
Spread		7.25%	7.25%
Total investment portfolio		$ 5,365,600	$ 4,732,300
Amortized Cost		4,923,800	4,889,400
Fair Value		$ 5,239,800	$ 4,732,300
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan
Coupon		6.22%
Spread		2.50%
Total investment portfolio		$ 7,672,100
Amortized Cost		7,672,100
Fair Value		$ 7,715,700
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan 1
Coupon			8.11%
Spread			3.75%
Total investment portfolio			$ 4,895,000
Amortized Cost			4,883,600
Fair Value			$ 4,923,300
Investment, Identifier [Axis]: Hamilton Projects Acquiror, LLC, First lien senior secured loan 2
Coupon			7.33%
Spread			3.00%
Total investment portfolio			$ 1,062,500
Amortized Cost			1,059,800
Fair Value			$ 1,068,600
Investment, Identifier [Axis]: Hanger, Inc., First lien senior secured loan
Coupon			7.86%
Spread			3.50%
Total investment portfolio			$ 58,747,100
Amortized Cost			58,604,700
Fair Value			$ 59,261,200
Investment, Identifier [Axis]: Harbourvest Global Private Equity Limited, Private asset-backed investment
Coupon		7.65%	7.97%
Spread		3.50%	3.50%
Total investment portfolio		$ 30,875,000	$ 26,000,000
Amortized Cost		30,207,000	25,137,100
Fair Value		$ 30,875,000	$ 26,000,000
Investment, Identifier [Axis]: Harvey Tool Company, LLC, First lien senior secured loan
Coupon		6.90%
Spread		5.00%
Total investment portfolio		$ 8,789,700
Amortized Cost		8,690,200
Fair Value		$ 8,745,700
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan
Coupon		8.34%
Spread		4.50%
Total investment portfolio		$ 27,241,800
Amortized Cost		27,040,300
Fair Value		$ 27,037,400
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan 1
Coupon			9.60%
Spread			5.00%
Total investment portfolio			$ 5,611,200
Amortized Cost			5,561,600
Fair Value			$ 5,611,200
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured loan 2
Coupon			10.87%
Spread			6.00%
Total investment portfolio			$ 3,433,100
Amortized Cost			3,379,900
Fair Value			3,433,100
Investment, Identifier [Axis]: Helios Service Partners, LLC and Astra Service Partners, LLC, First lien senior secured revolving loan
Total investment portfolio			0
Amortized Cost			0
Fair Value			$ 0
Investment, Identifier [Axis]: Helix Acquisition Holdings, Inc., First lien senior secured loan
Coupon		10.82%	11.46%
Spread		7.00%	7.00%
Total investment portfolio		$ 14,188,700	$ 14,188,700
Amortized Cost		13,930,600	13,869,800
Fair Value		$ 14,188,700	$ 14,188,700
Investment, Identifier [Axis]: Hellman amp; Friedman Capital Partners VIII, L.P., Limited partnership interest
Shares/Units (as a percent)		0.02
Amortized Cost		$ 1,650,200
Fair Value		$ 1,874,100
Investment, Identifier [Axis]: HgCapital 8 A L.P., Limited partnership interest
Shares/Units (as a percent)		0.05
Amortized Cost		$ 1,022,600
Fair Value		$ 987,400
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., First lien senior secured loan 1
Coupon			8.86%
Spread			4.50%
Total investment portfolio			$ 2,560,500
Amortized Cost			2,551,000
Fair Value			$ 2,560,500
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., First lien senior secured loan 2
Coupon			9.11%
Spread			4.75%
Total investment portfolio			$ 1,335,600
Amortized Cost			1,316,300
Fair Value			$ 1,335,600
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc. and HIG Intermediate, Inc., Series A preferred shares
Coupon, PIK			11.00%
Shares/Units (in shares)			33,710
Amortized Cost			$ 33,204,400
Fair Value			$ 33,204,400
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., HIG Operations Holdings, Inc., and HIG Intermediate, Inc., First lien senior secured loan
Coupon		8.22%
Spread		4.50%
Total investment portfolio		$ 5,887,200
Amortized Cost		5,869,600
Fair Value		$ 5,887,200
Investment, Identifier [Axis]: Higginbotham Insurance Agency, Inc., HIG Operations Holdings, Inc., and HIG Intermediate, Inc., Series A preferred shares
Coupon		10.50%
Shares/Units (in shares)		33,710
Amortized Cost		$ 33,204,400
Fair Value		$ 33,710,000
Investment, Identifier [Axis]: High Street Buyer, Inc. and High Street Holdco LLC, First lien senior secured loan
Coupon		8.17%
Spread		4.50%
Total investment portfolio		$ 4,415,700
Amortized Cost		4,278,000
Fair Value		$ 4,415,700
Investment, Identifier [Axis]: HighPeak Energy, Inc., First lien senior secured loan
Coupon		11.32%	11.98%
Spread		7.50%	7.50%
Total investment portfolio		$ 107,196,600	$ 22,500,000
Amortized Cost		106,699,500	22,178,100
Fair Value		$ 107,196,600	$ 22,500,000
Investment, Identifier [Axis]: HighTower Holding, LLC, First lien senior secured loan
Coupon		6.65%	8.07%
Spread		2.75%	3.50%
Total investment portfolio		$ 41,457,000	$ 37,010,700
Amortized Cost		41,458,000	37,060,800
Fair Value		$ 41,483,100	$ 37,149,500
Investment, Identifier [Axis]: Highline Aftermarket Acquisition, LLC, Highline Aftermarket SC Acquisition, Inc. and Highline PPC Blocker LLC , First lien senior secured loan
Coupon		7.32%
Spread		3.50%
Total investment portfolio		$ 5,000,000
Amortized Cost		4,975,000
Fair Value		$ 5,021,900
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured loan
Coupon		9.24%	10.39%
Spread		5.50%	6.00%
Total investment portfolio		$ 6,997,800	$ 4,641,200
Amortized Cost		6,926,500	4,576,600
Fair Value		$ 6,997,800	$ 4,641,200
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, First lien senior secured revolving loan
Coupon		7.75%	8.90%
Spread		4.00%	4.50%
Total investment portfolio		$ 3,026,900	$ 600
Amortized Cost		2,977,400	600
Fair Value		$ 3,026,900	$ 600
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, Limited partnership interest
Shares/Units (in shares)		3,544,000
Amortized Cost		$ 3,827,500
Fair Value		$ 5,068,000
Investment, Identifier [Axis]: Hills Distribution, Inc., Hills Intermediate FT Holdings, LLC and GMP Hills, LP, Limited partnership interests
Shares/Units (in shares)			3,544,000
Amortized Cost			$ 3,827,500
Fair Value			$ 3,490,800
Investment, Identifier [Axis]: Himalaya TopCo LLC and BCPE Hyperlink Holdings, LP, Class A units
Shares/Units (in shares)		214,626
Amortized Cost		$ 2,146,300
Fair Value		$ 2,146,300
Investment, Identifier [Axis]: Himalaya TopCo LLC and BCPE Hyperlink Holdings, LP, First lien senior secured loan
Coupon		8.72%
Coupon, PIK		2.25%
Spread		5.00%
Total investment portfolio		$ 159,758,400
Amortized Cost		156,936,800
Fair Value		$ 158,160,800
Investment, Identifier [Axis]: Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC, First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 75,600,700
Amortized Cost		75,056,400
Fair Value		$ 75,600,700
Investment, Identifier [Axis]: Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC, First lien senior secured revolving loan 1
Coupon		8.17%
Spread		4.50%
Total investment portfolio		$ 1,896,700
Amortized Cost		1,815,100
Fair Value		$ 1,896,700
Investment, Identifier [Axis]: Horizon Avionics Buyer, LLC and Horizon CTS Buyer, LLC, First lien senior secured revolving loan 2
Coupon		10.25%
Spread		3.50%
Total investment portfolio		$ 1,083,800
Amortized Cost		1,037,200
Fair Value		$ 1,083,800
Investment, Identifier [Axis]: Horizon US Finco, L.P., First lien senior secured loan
Coupon			9.08%
Spread			4.75%
Total investment portfolio			$ 13,000,000
Amortized Cost			12,870,000
Fair Value			$ 12,918,800
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured loan
Coupon			9.99%
Spread			5.50%
Total investment portfolio			$ 56,763,100
Amortized Cost			55,772,100
Fair Value			56,763,100
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured loan 1
Coupon		9.30%
Spread		5.50%
Total investment portfolio		$ 55,505,900
Amortized Cost		54,729,200
Fair Value		$ 55,505,900
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured loan 2
Coupon		9.26%
Spread		5.50%
Total investment portfolio		$ 5,145,900
Amortized Cost		5,045,700
Fair Value		$ 5,145,900
Investment, Identifier [Axis]: HuFriedy Group Acquisition LLC, First lien senior secured revolving loan
Total investment portfolio			0
Amortized Cost			0
Fair Value			$ 0
Investment, Identifier [Axis]: Hub International Limited, First lien senior secured loan
Coupon		6.12%	7.37%
Spread		2.25%	2.75%
Total investment portfolio		$ 58,434,900	$ 39,934,900
Amortized Cost		58,317,800	39,941,200
Fair Value		$ 58,711,900	$ 40,134,600
Investment, Identifier [Axis]: Husky Injection Molding Systems Ltd., First lien senior secured loan
Coupon			8.78%
Spread			4.50%
Total investment portfolio			$ 4,784,300
Amortized Cost			4,721,500
Fair Value			$ 4,820,200
Investment, Identifier [Axis]: Hyland Software, Inc., First lien senior secured loan
Coupon		8.67%	10.36%
Spread		5.00%	6.00%
Total investment portfolio		$ 23,419,100	$ 23,658,100
Amortized Cost		23,181,600	23,367,400
Fair Value		$ 23,419,100	23,658,100
Investment, Identifier [Axis]: Hyland Software, Inc., First lien senior secured revolving loan
Total investment portfolio			0
Amortized Cost			0
Fair Value			$ 0
Investment, Identifier [Axis]: Hyperion Refinance S.a.r.l., First lien senior secured loan
Coupon			7.36%
Spread			3.00%
Total investment portfolio			$ 40,209,700
Amortized Cost			40,220,900
Fair Value			$ 40,438,100
Investment, Identifier [Axis]: ID.me, LLC and ID.me, Inc., First lien senior secured loan
Coupon		10.25%
Coupon, PIK		5.25%
Total investment portfolio		$ 78,996,200
Amortized Cost		72,664,200
Fair Value		$ 74,840,600
Investment, Identifier [Axis]: ID.me, LLC and ID.me, Inc., Series E preferred units
Shares/Units (in shares)		6,769,397
Amortized Cost		$ 10,016,000
Fair Value		$ 10,364,900
Investment, Identifier [Axis]: ID.me, LLC and ID.me, Inc., Warrant to purchase common stock
Shares/Units (in shares)		4,329,474
Amortized Cost		$ 6,009,000
Fair Value		$ 6,629,000
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC, First lien senior secured loan
Coupon		9.37%	10.12%
Spread		5.50%	5.75%
Total investment portfolio		$ 47,011,400	$ 47,486,300
Amortized Cost		46,451,700	46,778,600
Fair Value		$ 47,011,400	$ 46,774,000
Investment, Identifier [Axis]: IFH Franchisee Holdings, LLC, First lien senior secured revolving loan
Coupon		7.87%	8.37%
Spread		4.00%	4.00%
Total investment portfolio		$ 11,194,000	$ 11,194,000
Amortized Cost		10,994,200	10,943,800
Fair Value		$ 11,194,000	$ 10,942,200
Investment, Identifier [Axis]: IGEA Bidco S.P.A., First lien senior secured loan
Coupon			9.93%
Total investment portfolio			$ 3,809,500
Amortized Cost			4,045,200
Fair Value			$ 3,944,600
Investment, Identifier [Axis]: INNIO Group Holding GmbH , First lien senior secured loan
Coupon		6.13%
Spread		2.25%
Total investment portfolio		$ 10,000,000
Amortized Cost		10,000,000
Fair Value		$ 10,025,000
Investment, Identifier [Axis]: INVCO 2023-2, Collaterized loan obligation
Coupon		11.75%
Spread		7.88%
Total investment portfolio		$ 2,730,000
Amortized Cost		2,648,600
Fair Value		$ 2,829,400
Investment, Identifier [Axis]: IRB Holding Corp., First lien senior secured loan
Coupon		6.22%	6.98%
Spread		2.50%	2.50%
Total investment portfolio		$ 92,529,400	$ 65,140,200
Amortized Cost		92,553,400	65,233,700
Fair Value		$ 92,707,100	$ 65,154,500
Investment, Identifier [Axis]: ISolved, Inc., First lien senior secured loan
Coupon			7.61%
Spread			3.25%
Total investment portfolio			$ 15,778,200
Amortized Cost			15,750,500
Fair Value			$ 15,955,700
Investment, Identifier [Axis]: Icefall Parent, Inc., First lien senior secured loan
Coupon		8.17%	10.86%
Spread		4.50%	6.50%
Total investment portfolio		$ 10,790,700	$ 11,140,800
Amortized Cost		10,643,500	10,951,600
Fair Value		$ 10,790,700	$ 11,140,800
Investment, Identifier [Axis]: Icon Parent I Inc., First lien senior secured loan
Coupon		6.44%
Spread		2.75%
Total investment portfolio		$ 43,651,200
Amortized Cost		43,574,600
Fair Value		$ 43,700,500
Investment, Identifier [Axis]: Idemia Group S.A.S., First lien senior secured loan
Coupon		7.35%	8.58%
Spread		3.50%	4.25%
Total investment portfolio		$ 5,951,700	$ 3,950,200
Amortized Cost		5,888,300	3,921,500
Fair Value		$ 5,533,400	$ 3,989,700
Investment, Identifier [Axis]: Idera, Inc., First lien senior secured loan
Coupon			8.07%
Spread			3.50%
Total investment portfolio			$ 12,277,300
Amortized Cost			12,110,100
Fair Value			$ 12,034,800
Investment, Identifier [Axis]: Igea Bidco S.p.A. and Masco Group S.p.A. , First lien senior secured notes 1
Coupon		8.73%
Total investment portfolio		$ 4,286,000
Amortized Cost		3,890,800
Fair Value		$ 4,286,000
Investment, Identifier [Axis]: Igea Bidco S.p.A. and Masco Group S.p.A. , First lien senior secured notes 2
Coupon		8.73%
Total investment portfolio		$ 889,200
Amortized Cost		856,800
Fair Value		$ 889,200
Investment, Identifier [Axis]: Imprivata, Inc., First lien senior secured loan
Coupon		6.67%	8.09%
Spread		3.00%	3.50%
Total investment portfolio		$ 22,100,500	$ 21,285,300
Amortized Cost		22,147,000	21,370,900
Fair Value		$ 22,166,100	$ 21,391,800
Investment, Identifier [Axis]: Indigo Acquisition B.V., First lien senior secured loan 1
Coupon			9.06%
Spread			6.35%
Total investment portfolio			$ 2,662,400
Amortized Cost			2,707,100
Fair Value			$ 2,662,400
Investment, Identifier [Axis]: Indigo Acquisition B.V., First lien senior secured loan 2
Coupon			10.68%
Spread			6.35%
Total investment portfolio			$ 2,070,900
Amortized Cost			2,151,300
Fair Value			$ 2,214,100
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., Class A units
Shares/Units (in shares)		50,000	50,000
Amortized Cost		$ 50,000	$ 50,000
Fair Value		$ 57,800	$ 73,800
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 1
Coupon		9.67%	9.83%
Spread		6.00%	5.50%
Total investment portfolio		$ 9,933,800	$ 10,035,000
Amortized Cost		9,787,300	9,834,900
Fair Value		$ 9,949,200	$ 10,037,500
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 2
Coupon		9.17%	8.83%
Spread		5.50%	5.50%
Total investment portfolio		$ 5,253,200	$ 1,142,300
Amortized Cost		5,171,400	1,119,500
Fair Value		$ 5,253,200	$ 1,142,800
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured loan 3
Coupon		8.26%	9.58%
Spread		6.00%	5.25%
Total investment portfolio		$ 1,169,800	$ 487,900
Amortized Cost		1,152,700	378,500
Fair Value		$ 1,173,000	$ 487,900
Investment, Identifier [Axis]: Infinity Home Services HoldCo, Inc., Damp;S Amalco and IHS Parent Holdings, L.P., First lien senior secured revolving loan
Coupon			12.00%
Spread			4.50%
Total investment portfolio			$ 56,800
Amortized Cost			47,800
Fair Value			$ 56,800
Investment, Identifier [Axis]: Infoblox Inc, First lien senior secured loan
Coupon		6.59%
Spread		2.75%
Total investment portfolio		$ 35,510,400
Amortized Cost		35,315,300
Fair Value		$ 35,302,000
Investment, Identifier [Axis]: Inmar, Inc., First lien senior secured loan
Coupon			9.36%
Spread			5.00%
Total investment portfolio			$ 17,282,300
Amortized Cost			17,197,600
Fair Value			$ 17,309,300
Investment, Identifier [Axis]: Insight Venture Partners (Cayman) VII, LP, Limited partnership interest
Shares/Units (as a percent)		0.29
Amortized Cost		$ 2,418,000
Fair Value		$ 2,281,900
Investment, Identifier [Axis]: Insight Venture Partners (Delaware) VIII, LP, Limited partnership interest
Shares/Units (as a percent)		0.1
Amortized Cost		$ 1,905,200
Fair Value		$ 2,238,700
Investment, Identifier [Axis]: Insight Venture Partners Coinvestment Fund II, LP, Limited partnership interest
Shares/Units (as a percent)		0.41
Amortized Cost		$ 2,175,400
Fair Value		$ 2,290,600
Investment, Identifier [Axis]: Instructure Holdings, INC, First lien senior secured loan 1
Coupon			7.52%
Spread			3.00%
Total investment portfolio			$ 32,000,000
Amortized Cost			31,983,700
Fair Value			$ 32,089,900
Investment, Identifier [Axis]: Instructure Holdings, INC., First lien senior secured loan 2
Coupon			9.52%
Spread			5.00%
Total investment portfolio			$ 1,000,000
Amortized Cost			1,012,500
Fair Value			$ 1,013,800
Investment, Identifier [Axis]: Internet Truckstop Group LLC, First lien senior secured loan
Coupon		9.07%	10.48%
Spread		5.25%	6.00%
Total investment portfolio		$ 33,285,000	$ 33,285,000
Amortized Cost		33,134,800	33,014,600
Fair Value		$ 33,285,000	$ 32,952,100
Investment, Identifier [Axis]: Intero Integrity Services Group B.V., First lien senior secured loan 1
Coupon		9.27%
Coupon, PIK		2.45%
Spread		7.25%
Total investment portfolio		$ 3,694,700
Amortized Cost		3,392,200
Fair Value		$ 3,694,700
Investment, Identifier [Axis]: Intero Integrity Services Group B.V., First lien senior secured loan 2
Coupon		10.92%
Coupon, PIK		2.45%
Spread		7.25%
Total investment portfolio		$ 2,396,300
Amortized Cost		2,207,300
Fair Value		$ 2,259,600
Investment, Identifier [Axis]: Intero Integrity Services Group B.V., First lien senior secured loan 3
Coupon		8.72%
Spread		6.70%
Total investment portfolio		$ 175,200
Amortized Cost		141,000
Fair Value		175,200
Investment, Identifier [Axis]: Iron Mountain Information Management, LLC, First lien senior secured loan
Coupon			6.36%
Spread			2.00%
Total investment portfolio			$ 9,251,100
Amortized Cost			9,217,800
Fair Value			$ 9,236,600
Investment, Identifier [Axis]: Isthmus Capital LLC [Member]
Amortized Cost		1,067,900
Fair Value		$ 1,098,300
Investment, Identifier [Axis]: Isthmus Capital LLC, Private asset-backed investment 1
Coupon		9.50%	9.50%
Shares/Units (in shares)			1,500,888
Total investment portfolio		$ 1,076,400
Amortized Cost		1,067,900	$ 1,486,300
Fair Value		$ 1,076,400	$ 1,500,900
Investment, Identifier [Axis]: Isthmus Capital LLC, Private asset-backed investment 2
Shares/Units (in shares)		4	4
Amortized Cost			$ 0
Fair Value		$ 21,900	$ 19,700
Investment, Identifier [Axis]: Ivanti Security Holdings LLC, First lien senior secured loan
Coupon		9.64%
Spread		5.75%
Total investment portfolio		$ 7,979,900
Amortized Cost		8,247,000
Fair Value		$ 8,232,700
Investment, Identifier [Axis]: JAMS Holdings LP and Jams Buyer LLC, First lien senior secured loan
Coupon		9.17%
Spread		5.50%
Total investment portfolio		$ 14,098,300
Amortized Cost		13,904,400
Fair Value		$ 14,098,300
Investment, Identifier [Axis]: JAMS Holdings LP and Jams Buyer LLC, Preferred units
Coupon, PIK		8.00%
Shares/Units (in shares)		982,000
Amortized Cost		$ 1,028,300
Fair Value		$ 1,342,400
Investment, Identifier [Axis]: JSG II, Inc. and Checkers USA, Inc., First lien senior secured loan
Coupon		8.23%
Spread		4.50%
Total investment portfolio		$ 2,873,000
Amortized Cost		2,859,100
Fair Value		$ 2,858,600
Investment, Identifier [Axis]: Jefferies Finance LLC,First lien senior secured loan
Coupon			7.36%
Spread			3.00%
Total investment portfolio			$ 10,500,000
Amortized Cost			10,412,200
Fair Value			$ 10,532,900
Investment, Identifier [Axis]: Jeppesen Holdings, LLC, First lien senior secured loan
Coupon		8.59%
Spread		4.75%
Total investment portfolio		$ 18,757,300
Amortized Cost		18,620,000
Fair Value		$ 18,616,600
Investment, Identifier [Axis]: John Bean Technologies Corporation, First lien senior secured loan
Coupon			6.58%
Spread			2.25%
Total investment portfolio			$ 13,000,000
Amortized Cost			12,978,800
Fair Value			$ 13,065,000
Investment, Identifier [Axis]: Johnstone Supply, LLC, First lien senior secured loan
Coupon			6.88%
Spread			2.50%
Total investment portfolio			$ 9,185,900
Amortized Cost			9,203,400
Fair Value			$ 9,206,600
Investment, Identifier [Axis]: Jones Fish Hatcheries amp; Distributors, LLC and Pond Management Group Holdings, LLC, Class A units
Shares/Units (in shares)		18,870
Amortized Cost		$ 1,887,000
Fair Value		$ 1,887,000
Investment, Identifier [Axis]: Jones Fish Hatcheries amp; Distributors, LLC and Pond Management Group Holdings, LLC, First lien senior secured loan
Coupon		8.13%
Spread		4.25%
Total investment portfolio		$ 11,187,400
Amortized Cost		11,077,400
Fair Value		$ 11,075,500
Investment, Identifier [Axis]: KKR 2024-53, Collaterized loan obligation 1
Coupon		10.40%	12.70%
Spread		6.50%
Total investment portfolio		$ 2,235,000	$ 6,100,000
Amortized Cost		2,235,000	5,529,000
Fair Value		$ 2,257,800	$ 5,695,100
Investment, Identifier [Axis]: KKR 2024-53, Collaterized loan obligation 2
Coupon		10.98%	11.02%
Spread			6.50%
Total investment portfolio		$ 6,100,000	$ 2,235,000
Amortized Cost		4,962,100	2,235,000
Fair Value		$ 4,166,300	$ 2,261,900
Investment, Identifier [Axis]: KKR 2024-56, Collaterized loan obligation
Coupon		13.56%
Total investment portfolio		$ 4,910,000
Amortized Cost		3,772,700
Fair Value		$ 3,367,700
Investment, Identifier [Axis]: KKR 48, Collaterized loan obligation
Coupon			8.92%
Spread			4.30%
Total investment portfolio			$ 2,000,000
Amortized Cost			2,000,000
Fair Value			$ 2,034,300
Investment, Identifier [Axis]: KKR Apple Bidco, LLC, First lien senior secured loan
Coupon		6.22%
Spread		2.50%
Total investment portfolio		$ 38,029,800
Amortized Cost		38,095,700
Fair Value		$ 38,214,600
Investment, Identifier [Axis]: KKR North America Fund XI, L.P., Limited partnership interest
Shares/Units (as a percent)		0.22
Amortized Cost		$ 2,245,400
Fair Value		$ 3,059,000
Investment, Identifier [Axis]: KLLM 2, Collaterized loan obligation
Coupon		11.21%
Spread		7.35%
Total investment portfolio		$ 250,000
Amortized Cost		251,000
Fair Value		$ 242,200
Investment, Identifier [Axis]: KLLM 2022-10, Collaterized loan obligation
Coupon		8.76%
Spread		4.90%
Total investment portfolio		$ 2,750,000
Amortized Cost		2,750,000
Fair Value		$ 2,602,900
Investment, Identifier [Axis]: KLLM 2024-15, Collaterized loan obligation
Coupon		10.58%
Spread		6.70%
Total investment portfolio		$ 1,900,000
Amortized Cost		1,877,800
Fair Value		$ 1,889,300
Investment, Identifier [Axis]: KLLM 2024-17, Collaterized loan obligation
Coupon		10.01%
Spread		6.15%
Total investment portfolio		$ 930,000
Amortized Cost		935,300
Fair Value		$ 920,500
Investment, Identifier [Axis]: KLLM 2024-18, Collaterized loan obligation
Coupon		13.46%
Total investment portfolio		$ 7,160,000
Amortized Cost		5,735,100
Fair Value		$ 4,794,000
Investment, Identifier [Axis]: KLLM 6, Collaterized loan obligation
Coupon		11.11%
Spread		7.25%
Total investment portfolio		$ 1,820,000
Amortized Cost		1,820,000
Fair Value		$ 1,796,700
Investment, Identifier [Axis]: KPS Global LLC and Cool Group LLC, First lien senior secured loan
Coupon		8.42%	9.11%
Spread		4.75%	4.75%
Total investment portfolio		$ 4,422,000	$ 4,714,400
Amortized Cost		4,351,300	4,624,000
Fair Value		$ 4,422,000	$ 4,620,200
Investment, Identifier [Axis]: KUEHG Corp, First lien senior secured loan
Coupon			7.84%
Spread			3.25%
Total investment portfolio			$ 11,256,000
Amortized Cost			11,275,900
Fair Value			$ 11,358,500
Investment, Identifier [Axis]: Kairos Bidco Limited, First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 26,111,200
Amortized Cost		26,111,200
Fair Value		$ 25,850,100
Investment, Identifier [Axis]: Kairos Bidco Limited, First lien senior secured revolving loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 314,100
Amortized Cost		284,700
Fair Value		$ 282,700
Investment, Identifier [Axis]: Kaman Corporation, First lien senior secured loan
Coupon			7.83%
Spread			3.50%
Total investment portfolio			$ 18,873,500
Amortized Cost			18,901,700
Fair Value			$ 18,979,700
Investment, Identifier [Axis]: Kaseya Inc. and Knockout Intermediate Holdings I Inc., First lien senior secured loan
Coupon		6.72%
Spread		3.00%
Total investment portfolio		$ 19,058,200
Amortized Cost		19,105,500
Fair Value		$ 19,060,800
Investment, Identifier [Axis]: Kaseya Inc. and Knockout Intermediate Holdings I Inc., Second lien senior secured loan
Coupon		8.72%
Spread		5.00%
Total investment portfolio		$ 32,984,300
Amortized Cost		33,025,700
Fair Value		$ 32,207,900
Investment, Identifier [Axis]: Kelso Investment Associates IX, L.P., Limited partnership interest
Shares/Units (as a percent)		0.11
Amortized Cost		$ 1,477,800
Fair Value		$ 1,288,600
Investment, Identifier [Axis]: Kestra Advisor Services Holdings A, Inc.,First lien senior secured loan
Coupon			7.33%
Spread			3.00%
Total investment portfolio			$ 1,601,500
Amortized Cost			1,597,500
Fair Value			$ 1,601,500
Investment, Identifier [Axis]: Keystone Agency Partners LLC, First lien senior secured loan
Coupon			9.33%
Spread			5.00%
Total investment portfolio			$ 48,641,300
Amortized Cost			48,194,600
Fair Value			$ 48,641,300
Investment, Identifier [Axis]: Keystone Agency Partners LLC, First lien senior secured revolving loan
Coupon			9.33%
Spread			5.00%
Total investment portfolio			$ 58,800
Amortized Cost			57,500
Fair Value			$ 58,800
Investment, Identifier [Axis]: King Risk Partners, LLC, First lien senior secured loan
Coupon		8.22%
Spread		4.50%
Total investment portfolio		$ 12,466,500
Amortized Cost		12,359,900
Fair Value		$ 12,466,500
Investment, Identifier [Axis]: Kings Buyer, LLC, First lien senior secured loan
Coupon		9.35%	9.68%
Spread		5.25%	5.25%
Total investment portfolio		$ 18,055,200	$ 18,239,900
Amortized Cost		17,932,100	18,047,400
Fair Value		$ 17,152,400	$ 18,239,900
Investment, Identifier [Axis]: Kings Buyer, LLC, First lien senior secured revolving loan
Coupon		11.00%	11.50%
Spread		4.25%	4.00%
Total investment portfolio		$ 898,800	$ 382,300
Amortized Cost		879,500	366,500
Fair Value		$ 776,300	$ 382,300
Investment, Identifier [Axis]: Knight AcquireCo, LLC and Knight Holdings, LP, Class A-1 common units
Shares/Units (in shares)		243,153
Amortized Cost		$ 2,431,500
Fair Value		$ 2,431,500
Investment, Identifier [Axis]: Knight AcquireCo, LLC and Knight Holdings, LP, First lien senior secured loan
Coupon		8.37%
Spread		4.50%
Total investment portfolio		$ 79,910,600
Amortized Cost		79,519,700
Fair Value		$ 79,511,100
Investment, Identifier [Axis]: Koala Investment Holdings, Inc., First lien senior secured loan
Coupon		8.17%
Spread		4.50%
Total investment portfolio		$ 25,482,000
Amortized Cost		25,239,700
Fair Value		$ 25,227,200
Investment, Identifier [Axis]: Kodiak BP, LLC, First lien senior secured loan
Coupon			8.27%
Spread			3.75%
Total investment portfolio			$ 15,000,000
Amortized Cost			14,925,100
Fair Value			$ 14,994,600
Investment, Identifier [Axis]: Kohlberg Private Credit Investors Rated Feeder-L, L.L.C., Common stock
Shares/Units (in shares)		390,942
Amortized Cost		$ 390,900
Fair Value		$ 390,900
Investment, Identifier [Axis]: Kohlberg Private Credit Investors Rated Feeder-L, L.L.C., Senior subordinated loan
Coupon		13.02%
Spread		9.25%
Total investment portfolio		$ 2,478,900
Amortized Cost		2,380,400
Fair Value		$ 2,379,700
Investment, Identifier [Axis]: LABL, Inc., First lien senior secured loan
Coupon		8.94%	9.46%
Spread		5.00%	5.00%
Total investment portfolio		$ 81,803,200	$ 35,332,900
Amortized Cost		77,402,700	34,702,300
Fair Value		$ 51,521,300	$ 34,092,800
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, Class A common units
Shares/Units (in shares)		1,409,000	1,409,000
Amortized Cost		$ 1,409,000	$ 1,409,000
Fair Value		$ 1,030,000	$ 1,303,300
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, First lien senior secured loan
Coupon		8.84%	10.09%
Spread		5.00%	5.00%
Total investment portfolio		$ 20,469,400	$ 20,644,200
Amortized Cost		20,183,800	20,304,600
Fair Value		$ 20,181,700	$ 20,282,100
Investment, Identifier [Axis]: LBC Woodlands Purchaser LLC and LBC Woodlands Holdings LP, First lien senior secured revolving loan
Coupon		8.72%
Spread		5.00%
Total investment portfolio		$ 387,000
Amortized Cost		331,800
Fair Value		$ 338,600
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan 1
Coupon			8.21%
Spread			3.75%
Total investment portfolio			$ 12,458,500
Amortized Cost			12,470,400
Fair Value			$ 12,478,400
Investment, Identifier [Axis]: LBM Acquisition LLC, First lien senior secured loan 2
Coupon			8.30%
Spread			3.75%
Total investment portfolio			$ 8,911,100
Amortized Cost			8,724,800
Fair Value			$ 8,823,000
Investment, Identifier [Axis]: LHS Borrower, LLC, LH Equity Investors, L.P., Leaf Home, LLC and GC Fund IV Blocker LLC, First lien senior secured loan
Coupon		8.97%
Spread		5.25%
Total investment portfolio		$ 62,761,600
Amortized Cost		61,871,300
Fair Value		$ 62,134,000
Investment, Identifier [Axis]: LHS Borrower, LLC, LH Equity Investors, L.P., Leaf Home, LLC and GC Fund IV Blocker LLC, First lien senior secured revolving loan
Coupon		11.00%
Spread		4.25%
Total investment portfolio		$ 805,600
Amortized Cost		710,400
Fair Value		$ 738,500
Investment, Identifier [Axis]: LHS Borrower, LLC, LH Equity Investors, L.P., Leaf Home, LLC and GC Fund IV Blocker LLC, Limited partnership units
Shares/Units (in shares)		30,788
Amortized Cost		$ 30,788,300
Fair Value		$ 32,148,700
Investment, Identifier [Axis]: LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), First lien senior secured loan
Coupon			7.36%
Spread			3.00%
Total investment portfolio			$ 12,889,600
Amortized Cost			12,879,900
Fair Value			$ 12,941,900
Investment, Identifier [Axis]: LTI Holdings, Inc., First lien senior secured loan
Coupon			9.11%
Spread			4.75%
Total investment portfolio			$ 16,729,500
Amortized Cost			16,497,500
Fair Value			$ 16,737,900
Investment, Identifier [Axis]: Lackawanna Energy Center LLC ,First lien senior secured loan
Coupon			8.61%
Spread			4.25%
Total investment portfolio			$ 9,863,500
Amortized Cost			9,896,700
Fair Value			$ 9,937,500
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc., First lien senior secured loan 1
Coupon		10.18%
Spread		6.50%
Total investment portfolio		$ 1,100
Amortized Cost		1,100
Fair Value		$ 1,100
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc., First lien senior secured loan 2
Coupon		12.25%
Spread		5.50%
Total investment portfolio		$ 300
Amortized Cost		200
Fair Value		$ 300
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc., Series B preferred stock
Shares/Units (in shares)		194
Amortized Cost		$ 1,000
Fair Value		$ 2,300
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc., Series C preferred stock
Shares/Units (in shares)		67
Amortized Cost		$ 600
Fair Value		$ 800
Investment, Identifier [Axis]: League One Volleyball Clubs, LLC and League One Volleyball, Inc., Warrant to purchase common stock
Shares/Units (in shares)		8
Investment, Identifier [Axis]: League One Volleyball, Inc., Series B preferred stock
Shares/Units (in shares)			194
Amortized Cost			$ 1,000
Fair Value			$ 2,300
Investment, Identifier [Axis]: League One Volleyball, Inc., Series C preferred stock
Shares/Units (in shares)			67
Amortized Cost			$ 600
Fair Value			$ 600
Investment, Identifier [Axis]: Learning Care Group (US) No. 2 Inc., First lien senior secured loan
Coupon			8.59%
Spread			4.00%
Total investment portfolio			$ 5,913,200
Amortized Cost			5,888,900
Fair Value			$ 5,963,100
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc., First lien senior secured loan
Coupon			10.02%
Coupon, PIK			2.75%
Spread			5.50%
Total investment portfolio			$ 27,410,800
Amortized Cost			26,894,800
Fair Value			$ 26,862,600
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and ASM Buyer, Inc., First lien senior secured revolving loan
Coupon			9.41%
Spread			5.00%
Total investment portfolio			$ 320,200
Amortized Cost			260,100
Fair Value			$ 256,200
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P., First lien senior secured loan 1
Coupon		9.23%
Coupon, PIK		2.75%
Spread		5.50%
Total investment portfolio		$ 27,974,900
Amortized Cost		27,540,800
Fair Value		$ 27,974,900
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P., First lien senior secured loan 2
Coupon		8.73%
Spread		5.00%
Total investment portfolio		$ 1,312,900
Amortized Cost		1,300,100
Fair Value		$ 1,312,900
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P., First lien senior secured revolving loan
Coupon		8.73%
Spread		5.00%
Total investment portfolio		$ 1,040,700
Amortized Cost		991,300
Fair Value		$ 1,040,700
Investment, Identifier [Axis]: Legends Hospitality Holding Company, LLC and Stadium Coinvest (B)-III, L.P., Limited partnership interest
Shares/Units (in shares)		2,977,000
Amortized Cost		$ 3,041,000
Fair Value		$ 3,429,100
Investment, Identifier [Axis]: Leia Finco US LLC, First lien senior secured loan
Coupon		7.19%	7.89%
Spread		3.25%	3.25%
Total investment portfolio		$ 4,488,700	$ 23,400,000
Amortized Cost		4,499,900	23,265,900
Fair Value		$ 4,502,300	$ 23,359,800
Investment, Identifier [Axis]: Leia Finco US LLC, Second lien senior secured loan
Coupon		9.19%	9.89%
Spread		5.25%	5.25%
Total investment portfolio		$ 4,577,200	$ 12,962,000
Amortized Cost		4,477,100	12,753,800
Fair Value		$ 4,525,000	$ 12,810,700
Investment, Identifier [Axis]: Lernen Bidco Limited,First lien senior secured loan
Coupon			8.36%
Spread			4.00%
Total investment portfolio			$ 6,500,000
Amortized Cost			6,468,300
Fair Value			$ 6,565,000
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P., First lien senior secured loan
Coupon		9.67%	11.98%
Spread		6.00%	7.50%
Total investment portfolio		$ 16,053,600	$ 16,403,200
Amortized Cost		15,877,400	16,130,300
Fair Value		$ 16,053,600	$ 16,403,200
Investment, Identifier [Axis]: Leviathan Intermediate Holdco, LLC and Leviathan Holdings, L.P., Limited partnership interests
Shares/Units (in shares)		133,000	133,000
Amortized Cost		$ 133,000	$ 133,000
Fair Value		$ 176,100	$ 165,100
Investment, Identifier [Axis]: Life Time Fitness Inc, First lien senior secured loan
Coupon			7.03%
Spread			2.50%
Total investment portfolio			$ 14,352,200
Amortized Cost			14,347,600
Fair Value			$ 14,391,700
Investment, Identifier [Axis]: Lifepoint Health Inc, First lien senior secured loan
Coupon			8.41%
Spread			3.75%
Total investment portfolio			$ 14,465,000
Amortized Cost			14,417,000
Fair Value			$ 14,505,200
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan
Coupon			9.33%
Spread			5.00%
Total investment portfolio			$ 17,163,400
Amortized Cost			16,930,400
Fair Value			17,163,400
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 1
Coupon		8.56%
Spread		4.75%
Total investment portfolio		$ 23,447,200
Amortized Cost		23,138,400
Fair Value		$ 23,447,200
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured loan 2
Coupon		8.84%
Spread		5.00%
Total investment portfolio		$ 1,006,400
Amortized Cost		1,003,100
Fair Value		$ 1,006,400
Investment, Identifier [Axis]: Lightbeam Bidco, Inc., First lien senior secured revolving loan
Total investment portfolio			0
Amortized Cost			0
Fair Value			$ 0
Investment, Identifier [Axis]: Lightstone Holdco LLC,First lien senior secured loan
Coupon			10.34%
Spread			5.75%
Total investment portfolio			$ 6,277,900
Amortized Cost			6,348,500
Fair Value			$ 6,340,700
Investment, Identifier [Axis]: Linden Structured Capital Fund II-A LP, Limited partnership interest
Shares/Units (in shares)		2,229,231
Amortized Cost		$ 1,854,500
Fair Value		$ 2,694,900
Investment, Identifier [Axis]: Linden Structured Capital Fund II-A LP, Limited partnership interests
Shares/Units (in shares)			1,470,727
Amortized Cost			$ 1,559,000
Fair Value			$ 1,479,600
Investment, Identifier [Axis]: LivTech Purchaser, Inc., First lien senior secured loan
Coupon		8.76%	9.01%
Spread		5.00%	4.50%
Total investment portfolio		$ 7,376,800	$ 3,844,400
Amortized Cost		7,325,900	3,806,500
Fair Value		$ 7,376,800	$ 3,805,900
Investment, Identifier [Axis]: LiveBarn Inc., Middle preferred shares
Shares/Units (in shares)		2,838,691	2,838,691
Amortized Cost		$ 10,000,000	$ 10,000,000
Fair Value		$ 15,000,000	$ 12,498,800
Investment, Identifier [Axis]: Loire UK Midco 3 Limited, First lien senior secured loan 1
Coupon			8.21%
Spread			3.75%
Total investment portfolio			$ 1,780,400
Amortized Cost			1,780,400
Fair Value			$ 1,767,000
Investment, Identifier [Axis]: Loire UK Midco 3 Limited, First lien senior secured loan 2
Coupon			7.99%
Spread			3.50%
Total investment portfolio			$ 3,966,900
Amortized Cost			3,972,700
Fair Value			$ 3,939,600
Investment, Identifier [Axis]: Lumen Technologies, First lien senior secured loan 1
Coupon		6.18%
Spread		2.35%
Total investment portfolio		$ 61,627,200
Amortized Cost		61,198,100
Fair Value		$ 61,242,100
Investment, Identifier [Axis]: Lumen Technologies, First lien senior secured loan 2
Coupon		6.18%
Spread		2.35%
Total investment portfolio		$ 8,049,100
Amortized Cost		8,004,800
Fair Value		$ 7,994,200
Investment, Identifier [Axis]: Lumen Technologies, First lien senior secured loan 3
Coupon		9.72%
Spread		6.00%
Total investment portfolio		$ 3,839,300
Amortized Cost		3,927,600
Fair Value		$ 3,853,000
Investment, Identifier [Axis]: M6 Etx Holdings II Midco LLC, First lien senior secured loan
Coupon			8.96%
Spread			4.50%
Total investment portfolio			$ 21,619,300
Amortized Cost			21,690,000
Fair Value			$ 21,692,600
Investment, Identifier [Axis]: MAGNE 2019-24, Collaterized loan obligation
Coupon		10.30%	11.06%
Spread		6.40%	6.40%
Total investment portfolio		$ 500,000	$ 500,000
Amortized Cost		500,100	500,100
Fair Value		$ 502,800	$ 503,200
Investment, Identifier [Axis]: MAGNE 2020-28, Collaterized loan obligation
Coupon		13.81%
Total investment portfolio		$ 6,789,800
Amortized Cost		4,948,900
Fair Value		$ 4,924,800
Investment, Identifier [Axis]: MAGNE 2022-33, Collaterized loan obligation
Coupon		9.43%	10.17%
Spread		5.55%	5.55%
Total investment portfolio		$ 5,875,000	$ 5,875,000
Amortized Cost		5,875,000	5,875,000
Fair Value		$ 5,968,300	$ 5,995,800
Investment, Identifier [Axis]: MAGNE 2023-34, Collaterized loan obligation
Coupon		8.40%
Spread		4.50%
Total investment portfolio		$ 2,330,200
Amortized Cost		2,330,200
Fair Value		$ 2,337,600
Investment, Identifier [Axis]: MAGNE 2023-36, Collaterized loan obligation
Coupon		8.86%	9.53%
Spread		5.00%	4.90%
Total investment portfolio		$ 5,900,000	$ 1,750,000
Amortized Cost		5,900,000	1,750,000
Fair Value		$ 5,958,500	$ 1,777,800
Investment, Identifier [Axis]: MAGNE 2023-39, Collaterized loan obligation
Coupon		8.76%	9.33%
Spread		4.90%	4.90%
Total investment portfolio		$ 637,500	$ 637,500
Amortized Cost		637,500	637,500
Fair Value		$ 638,600	$ 640,800
Investment, Identifier [Axis]: MAGNE 2024-41, Collaterized loan obligation
Coupon		8.76%	9.21%
Spread		4.90%	4.90%
Total investment portfolio		$ 2,312,500	$ 2,312,500
Amortized Cost		2,312,500	2,312,500
Fair Value		$ 2,329,300	$ 2,324,500
Investment, Identifier [Axis]: MAGNE 2024-42, Collaterized loan obligation
Coupon			9.31%
Spread			5.00%
Total investment portfolio			$ 2,125,000
Amortized Cost			2,096,800
Fair Value			$ 2,136,000
Investment, Identifier [Axis]: MAGNE 2024-42, Collaterized loan obligation 1
Coupon		8.86%
Spread		5.00%
Total investment portfolio		$ 2,125,000
Amortized Cost		2,099,800
Fair Value		$ 2,144,500
Investment, Identifier [Axis]: MAGNE 2024-42, Collaterized loan obligation 2
Coupon		14.38%
Total investment portfolio		$ 920,000
Amortized Cost		646,500
Fair Value		$ 656,900
Investment, Identifier [Axis]: MAGNE 2024-44, Collaterized loan obligation
Coupon		10.94%	12.00%
Total investment portfolio		$ 4,100,000	$ 4,100,000
Amortized Cost		3,357,300	3,690,000
Fair Value		$ 3,061,500	$ 3,747,700
Investment, Identifier [Axis]: MAGNE 2025-43, Collaterized loan obligation
Coupon		10.63%
Spread		6.50%
Total investment portfolio		$ 2,300,000
Amortized Cost		2,300,000
Fair Value		$ 2,363,900
Investment, Identifier [Axis]: MAGNE 2025-48, Collaterized loan obligation 1
Coupon		9.14%
Spread		4.85%
Total investment portfolio		$ 2,800,000
Amortized Cost		2,800,000
Fair Value		$ 2,827,700
Investment, Identifier [Axis]: MAGNE 2025-48, Collaterized loan obligation 2
Coupon		10.31%
Total investment portfolio		$ 17,210,000
Amortized Cost		15,489,000
Fair Value		$ 14,766,200
Investment, Identifier [Axis]: MAGNE 2025-50, Collaterized loan obligation
Coupon		9.11%
Spread		4.80%
Total investment portfolio		$ 8,960,000
Amortized Cost		8,960,000
Fair Value		$ 9,053,600
Investment, Identifier [Axis]: MAGNE 2025-51, Collaterized loan obligation
Coupon		12.00%
Total investment portfolio		$ 19,791,000
Amortized Cost		18,095,800
Fair Value		$ 18,338,500
Investment, Identifier [Axis]: MC Accelerate Co-Invest Feeder LP and MC CIF Wealth Management (UK) Ltd., Membership interest
Shares/Units (in shares)		1,000
Amortized Cost		$ 1,000
Fair Value		$ 1,000
Investment, Identifier [Axis]: MC Accelerate Co-Invest Feeder LP and MC CIF Wealth Management (UK) Ltd., Z1 preferred shares
Coupon		12.00%
Shares/Units (in shares)		15,586
Amortized Cost		$ 16,157,500
Fair Value		$ 16,150,200
Investment, Identifier [Axis]: MC Accelerate Co-Invest Feeder LP and MC CIF Wealth Management (UK) Ltd., Z2 preferred shares
Coupon, PIK		12.00%
Shares/Units (in shares)		15,586
Amortized Cost		$ 15,791,200
Fair Value		$ 15,790,200
Investment, Identifier [Axis]: MC Accelerate Co-Invest Feeder LP and MC CIF Wealth Management (UK) Ltd., Z2 preferred shares | Minimum
Coupon, PIK		6.00%
Investment, Identifier [Axis]: MCF CLO 12 LLC, Private asset-backed investment
Coupon		7.93%
Spread		4.05%
Total investment portfolio		$ 19,900,000
Amortized Cost		19,900,000
Fair Value		$ 19,900,000
Investment, Identifier [Axis]: MDPK 2015-17, Collaterized loan obligation 1
Coupon		10.33%
Total investment portfolio		$ 59,391,700
Amortized Cost		7,690,600
Fair Value		$ 6,700,500
Investment, Identifier [Axis]: MDPK 2015-17, Collaterized loan obligation 2
Coupon		10.33%
Total investment portfolio		$ 6,173,400
Amortized Cost		799,400
Fair Value		$ 696,500
Investment, Identifier [Axis]: MDPK 2016-20, Collaterized loan obligation
Coupon		10.26%	11.23%
Spread		6.40%	6.40%
Total investment portfolio		$ 2,727,500	$ 2,727,500
Amortized Cost		2,727,500	2,727,500
Fair Value		$ 2,613,800	$ 2,770,000
Investment, Identifier [Axis]: MDPK 2016-22, Collaterized loan obligation
Coupon		14.19%
Total investment portfolio		$ 3,140,000
Amortized Cost		1,554,500
Fair Value		$ 1,302,200
Investment, Identifier [Axis]: MDPK 2018-30, Collaterized loan obligation 1
Coupon		11.22%
Total investment portfolio		$ 14,921,400
Amortized Cost		7,768,000
Fair Value		$ 5,506,000
Investment, Identifier [Axis]: MDPK 2018-30, Collaterized loan obligation 2
Coupon		8.50%
Total investment portfolio		$ 750,000
Amortized Cost		750,000
Fair Value		$ 755,700
Investment, Identifier [Axis]: MDPK 2018-31, Collaterized loan obligation
Coupon		10.26%
Spread		6.40%
Total investment portfolio		$ 1,100,000
Amortized Cost		1,101,800
Fair Value		$ 1,088,200
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation
Coupon			11.03%
Spread			6.40%
Total investment portfolio			$ 4,850,000
Amortized Cost			4,850,000
Fair Value			$ 4,924,300
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation 1
Coupon		10.26%
Spread		6.40%
Total investment portfolio		$ 4,850,000
Amortized Cost		4,850,000
Fair Value		$ 4,758,700
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation 2
Coupon		9.00%
Total investment portfolio		$ 2,360,000
Amortized Cost		1,100,500
Fair Value		$ 886,900
Investment, Identifier [Axis]: MDPK 2018-32, Collaterized loan obligation 3
Coupon		9.00%
Total investment portfolio		$ 744,000
Amortized Cost		346,900
Fair Value		$ 279,600
Investment, Identifier [Axis]: MDPK 2019-34, Collaterized loan obligation
Coupon		10.39%	11.15%
Spread		6.50%	6.50%
Total investment portfolio		$ 1,700,000	$ 1,700,000
Amortized Cost		1,700,000	1,700,000
Fair Value		$ 1,659,000	$ 1,729,700
Investment, Identifier [Axis]: MDPK 2019-37, Collaterized loan obligation
Coupon			11.26%
Spread			6.60%
Total investment portfolio			$ 1,000,000
Amortized Cost			1,000,000
Fair Value			$ 1,016,100
Investment, Identifier [Axis]: MDPK 2019-37, Collaterized loan obligation 1
Coupon		10.50%
Spread		6.60%
Total investment portfolio		$ 1,000,000
Amortized Cost		1,000,000
Fair Value		$ 1,006,100
Investment, Identifier [Axis]: MDPK 2019-37, Collaterized loan obligation 2
Coupon		13.01%
Total investment portfolio		$ 1,600,000
Amortized Cost		832,200
Fair Value		$ 676,300
Investment, Identifier [Axis]: MDPK 2020-46, Collaterized loan obligation
Coupon		9.15%
Spread		5.25%
Total investment portfolio		$ 2,000,000
Amortized Cost		1,966,800
Fair Value		$ 1,937,900
Investment, Identifier [Axis]: MDPK 2021-59, Collaterized loan obligation
Coupon		10.28%	11.03%
Spread		6.40%	6.40%
Total investment portfolio		$ 2,890,000	$ 2,250,000
Amortized Cost		2,883,800	2,250,000
Fair Value		$ 2,836,800	$ 2,282,600
Investment, Identifier [Axis]: MDPK 2022-55, Collaterized loan obligation
Coupon			10.63%
Spread			6.00%
Total investment portfolio			$ 1,680,000
Amortized Cost			1,680,000
Fair Value			$ 1,704,800
Investment, Identifier [Axis]: MDPK 2022-60, Collaterized loan obligation
Coupon			11.13%
Spread			6.50%
Total investment portfolio			$ 5,625,000
Amortized Cost			5,625,000
Fair Value			$ 5,745,800
Investment, Identifier [Axis]: MDPK 2022-60, Collaterized loan obligation 1
Coupon		10.36%
Spread		6.50%
Total investment portfolio		$ 5,625,000
Amortized Cost		5,625,000
Fair Value		$ 5,585,100
Investment, Identifier [Axis]: MDPK 2022-60, Collaterized loan obligation 2
Coupon		7.49%
Total investment portfolio		$ 1,081,500
Amortized Cost		863,500
Fair Value		$ 677,200
Investment, Identifier [Axis]: MDPK 2023-63, Collaterized loan obligation
Coupon		9.87%
Spread		6.00%
Total investment portfolio		$ 4,750,000
Amortized Cost		4,750,000
Fair Value		$ 4,762,100
Investment, Identifier [Axis]: MDPK 2023-63A, Collaterized loan obligation
Coupon		14.77%
Total investment portfolio		$ 1,702,600
Amortized Cost		1,117,300
Fair Value		$ 1,061,700
Investment, Identifier [Axis]: MDPK 2024-66, Collaterized loan obligation 1
Coupon		9.37%	9.85%
Spread		5.50%	5.50%
Total investment portfolio		$ 2,500,000	$ 2,500,000
Amortized Cost		2,500,000	2,500,000
Fair Value		$ 2,519,000	$ 2,513,000
Investment, Identifier [Axis]: MDPK 2024-66, Collaterized loan obligation 2
Coupon		12.84%	12.20%
Total investment portfolio		$ 2,410,000	$ 2,410,000
Amortized Cost		2,186,700	2,336,300
Fair Value		$ 1,805,100	$ 2,336,300
Investment, Identifier [Axis]: MDPK 2024-67, Collaterized loan obligation
Coupon		10.66%	11.43%
Spread		6.80%	6.80%
Total investment portfolio		$ 2,500,000	$ 2,500,000
Amortized Cost		2,500,000	2,500,000
Fair Value		$ 2,520,400	$ 2,571,100
Investment, Identifier [Axis]: MDPK 2024-68, Collaterized loan obligation
Coupon		8.98%	9.54%
Spread		5.10%	5.10%
Total investment portfolio		$ 2,375,000	$ 2,375,000
Amortized Cost		2,375,000	2,375,000
Fair Value		$ 2,385,400	$ 2,387,400
Investment, Identifier [Axis]: MDPK 2024-69, Collaterized loan obligation
Coupon		10.11%	11.58%
Spread		6.25%	6.25%
Total investment portfolio		$ 1,500,000	$ 1,500,000
Amortized Cost		1,500,000	1,500,000
Fair Value		$ 1,504,200	$ 1,543,700
Investment, Identifier [Axis]: MDPK 2025-65, Collaterized loan obligation
Coupon		9.32%
Spread		5.00%
Total investment portfolio		$ 2,400,000
Amortized Cost		2,400,000
Fair Value		$ 2,409,600
Investment, Identifier [Axis]: MDPK 2025-71, Collaterized loan obligation
Coupon		17.05%
Total investment portfolio		$ 4,120,000
Amortized Cost		3,436,600
Fair Value		$ 3,637,600
Investment, Identifier [Axis]: MDPK 2025-72, Collaterized loan obligation
Coupon		13.19%
Total investment portfolio		$ 10,470,000
Amortized Cost		10,470,000
Fair Value		$ 10,214,400
Investment, Identifier [Axis]: MDPK 2025-75, Collaterized loan obligation
Coupon		11.70%
Total investment portfolio		$ 21,935,000
Amortized Cost		21,935,000
Fair Value		$ 22,160,500
Investment, Identifier [Axis]: MH Sub I, LLC (Micro Holding Corp.), First lien senior secured loan 1
Coupon			8.58%
Spread			4.25%
Total investment portfolio			$ 22,876,300
Amortized Cost			22,418,800
Fair Value			$ 22,654,600
Investment, Identifier [Axis]: MH Sub I, LLC (Micro Holding Corp.), First lien senior secured loan 2
Coupon			8.82%
Spread			4.25%
Total investment portfolio			$ 24,683,000
Amortized Cost			24,676,900
Fair Value			$ 24,678,500
Investment, Identifier [Axis]: ML Holdco, Inc., First lien senior secured loan
Coupon		8.37%
Spread		4.50%
Total investment portfolio		$ 95,121,200
Amortized Cost		94,658,500
Fair Value		$ 94,645,600
Investment, Identifier [Axis]: MPH Acquisition Holdings LLC, First lien senior secured notes
Coupon		6.00%
Total investment portfolio		$ 10,714,000
Amortized Cost		9,411,800
Fair Value		$ 9,214,000
Investment, Identifier [Axis]: MSD Investment Corp., Corporate bond
Coupon		7.24%	7.58%
Total investment portfolio		$ 25,000,000	$ 25,000,000
Amortized Cost		25,000,000	25,000,000
Fair Value		$ 24,906,800	$ 25,026,300
Investment, Identifier [Axis]: MSIS Holdings, Inc. and MS Precision Parent, LP, Class A-1 units
Shares/Units (in shares)		1,359,000
Amortized Cost		$ 1,359,000
Fair Value		$ 1,491,600
Investment, Identifier [Axis]: MSIS Holdings, Inc. and MS Precision Parent, LP, First lien senior secured loan
Coupon		8.67%
Spread		5.00%
Total investment portfolio		$ 26,994,400
Amortized Cost		26,674,200
Fair Value		$ 26,994,400
Investment, Identifier [Axis]: Madison IAQ LLC, First lien senior secured loan
Coupon		6.70%
Spread		2.50%
Total investment portfolio		$ 81,508,100
Amortized Cost		81,371,500
Fair Value		$ 81,856,900
Investment, Identifier [Axis]: Madison Safety amp; Flow LLC, First lien senior secured loan
Coupon		6.23%	7.61%
Spread		2.50%	3.25%
Total investment portfolio		$ 21,295,900	$ 15,427,500
Amortized Cost		21,268,900	15,449,800
Fair Value		$ 21,424,600	$ 15,528,700
Investment, Identifier [Axis]: Magellan Topco, First lien senior secured loan
Coupon		8.38%	9.14%
Spread		6.25%	6.25%
Total investment portfolio		$ 1,174,000	$ 862,900
Amortized Cost		1,072,900	879,200
Fair Value		$ 1,174,000	$ 862,900
Investment, Identifier [Axis]: Magnetite LV, Limited, Collaterized loan obligation
Coupon		22.00%
Total investment portfolio		$ 2,511,700
Amortized Cost		2,511,700
Fair Value		$ 2,511,700
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC, First lien senior secured loan
Coupon		8.42%	9.08%
Spread		4.75%	4.75%
Total investment portfolio		$ 13,422,100	$ 8,681,500
Amortized Cost		13,330,200	8,591,400
Fair Value		$ 13,422,100	$ 8,582,400
Investment, Identifier [Axis]: Mai Capital Management Intermediate LLC, First lien senior secured revolving loan
Coupon		8.43%	9.08%
Spread		4.75%	4.75%
Total investment portfolio		$ 363,200	$ 222,900
Amortized Cost		347,000	207,000
Fair Value		$ 363,200	$ 206,200
Investment, Identifier [Axis]: Mamba Purchaser, Inc., First lien senior secured loan
Coupon		6.73%	7.36%
Spread		3.00%	3.00%
Total investment portfolio		$ 47,940,500	$ 31,370,800
Amortized Cost		47,919,500	31,301,600
Fair Value		$ 48,024,400	$ 31,488,400
Investment, Identifier [Axis]: Marcel Bidco LLC, First lien senior secured loan
Coupon		7.05%	7.81%
Spread		3.00%	3.50%
Total investment portfolio		$ 12,955,300	$ 11,541,400
Amortized Cost		12,941,300	11,494,500
Fair Value		$ 13,003,900	$ 11,685,600
Investment, Identifier [Axis]: Mari Events Midco LLC and AE EventsCo Holdings LLC , Common units 1
Shares/Units (in shares)		815
Amortized Cost		$ 8,147,300
Fair Value		$ 8,147,300
Investment, Identifier [Axis]: Mari Events Midco LLC and AE EventsCo Holdings LLC , Common units 2
Shares/Units (in shares)		773
Amortized Cost		$ 7,734,400
Fair Value		$ 7,734,400
Investment, Identifier [Axis]: Mari Events Midco LLC and AE EventsCo Holdings LLC , First lien senior secured loan
Coupon		7.75%
Spread		4.00%
Total investment portfolio		$ 6,143,800
Amortized Cost		6,075,800
Fair Value		$ 6,003,400
Investment, Identifier [Axis]: Mari Miami II LLC and South Florida Tennis, LLC, Common units
Shares/Units (in shares)		20
Amortized Cost		$ 1,745,000
Fair Value		$ 1,725,100
Investment, Identifier [Axis]: Mari Miami II LLC and South Florida Tennis, LLC, First lien senior secured loan
Coupon		8.67%
Spread		5.00%
Total investment portfolio		$ 6,740,800
Amortized Cost		6,693,100
Fair Value		$ 6,690,200
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, First lien senior secured loan
Coupon		6.50%	7.08%
Spread		2.50%	2.75%
Total investment portfolio		$ 16,353,500	$ 15,461,000
Amortized Cost		16,339,900	15,461,000
Fair Value		$ 16,425,900	$ 15,461,000
Investment, Identifier [Axis]: Mariner Wealth Advisors, LLC, First lien senior secured loan 1
Coupon		5.92%
Spread		2.25%
Total investment portfolio		$ 2,002,300
Amortized Cost		2,002,300
Fair Value		$ 2,011,200
Investment, Identifier [Axis]: Mars Downstop Loan Purchaser Trust, Private asset-backed investment
Coupon		11.00%	11.00%
Shares/Units (in shares)		29,990,339	29,990,339
Amortized Cost		$ 11,827,800	$ 20,440,100
Fair Value		$ 11,827,900	$ 20,393,400
Investment, Identifier [Axis]: Mavis Tire Express Services Topco Corp., Metis HoldCo, Inc., and Metis TopCo, LP, First lien senior secured loan
Coupon		6.72%
Spread		3.00%
Total investment portfolio		$ 67,598,500
Amortized Cost		67,222,000
Fair Value		$ 67,814,800
Investment, Identifier [Axis]: McAfee Corp., First lien senior secured loan
Coupon		6.72%	7.37%
Spread		3.00%	3.00%
Total investment portfolio		$ 27,076,900	$ 25,373,100
Amortized Cost		26,801,500	25,367,600
Fair Value		$ 24,902,400	$ 25,366,800
Investment, Identifier [Axis]: Medlar Bidco Limited, First lien senior secured loan 1
Coupon		8.74%
Spread		5.00%
Total investment portfolio		$ 32,457,200
Amortized Cost		31,708,800
Fair Value		$ 31,970,300
Investment, Identifier [Axis]: Medlar Bidco Limited, First lien senior secured loan 2
Coupon		6.99%
Spread		5.00%
Total investment portfolio		$ 15,029,500
Amortized Cost		14,312,500
Fair Value		$ 14,804,000
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan
Coupon			6.61%
Spread			2.25%
Total investment portfolio			$ 59,881,700
Amortized Cost			59,874,600
Fair Value			$ 60,042,800
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan 1
Coupon		5.47%
Spread		1.75%
Total investment portfolio		$ 94,551,800
Amortized Cost		94,552,000
Fair Value		$ 94,857,200
Investment, Identifier [Axis]: Medline Borrower, LP, First lien senior secured loan 2
Coupon		5.47%
Spread		1.75%
Total investment portfolio		$ 3,517,600
Amortized Cost		3,526,400
Fair Value		$ 3,527,000
Investment, Identifier [Axis]: Melody TopCo LP and Melody Holdings LP, Class A-1 common units
Shares/Units (in shares)		7,354
Amortized Cost		$ 13,123,900
Fair Value		$ 13,126,100
Investment, Identifier [Axis]: Melody TopCo LP and Melody Holdings LP, Class A-1 preferred units
Coupon, PIK		11.00%
Shares/Units (in shares)		18,204
Amortized Cost		$ 33,437,300
Fair Value		$ 33,411,400
Investment, Identifier [Axis]: Melody TopCo LP and Melody Holdings LP, Class A-2 common units
Shares/Units (in shares)		7,354
Amortized Cost		$ 1,470,600
Fair Value		$ 1,470,800
Investment, Identifier [Axis]: Melody TopCo LP and Melody Holdings LP, Class A-2 preferred units
Coupon, PIK		11.00%
Shares/Units (in shares)		18,204
Amortized Cost		$ 3,754,900
Fair Value		$ 3,751,200
Investment, Identifier [Axis]: Mercury Borrower, Inc., First lien senior secured loan
Coupon		6.95%
Spread		3.00%
Total investment portfolio		$ 48,001,600
Amortized Cost		47,779,100
Fair Value		$ 47,917,600
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP, First lien senior secured loan
Coupon		8.67%
Spread		5.00%
Total investment portfolio		$ 12,468,800
Amortized Cost		12,350,200
Fair Value		$ 12,344,100
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP, First lien senior secured revolving loan
Coupon		8.67%
Spread		5.00%
Total investment portfolio		$ 1,250,000
Amortized Cost		1,238,100
Fair Value		$ 1,237,500
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP, First lien senior secured revolving loan 1
Coupon		10.75%
Spread		4.00%
Total investment portfolio		$ 500,000
Amortized Cost		495,200
Fair Value		$ 495,000
Investment, Identifier [Axis]: Merit Financial Group, LLC and CWC Fund I Co-Invest (MFA) LP, Limited partnership interests
Shares/Units (in shares)		4,655,000
Amortized Cost		$ 4,666,800
Fair Value		$ 4,655,000
Investment, Identifier [Axis]: Merit Software Finance Holdings, LLC, First lien senior secured loan
Coupon		8.94%
Spread		5.25%
Total investment portfolio		$ 8,352,100
Amortized Cost		8,268,700
Fair Value		$ 8,268,600
Investment, Identifier [Axis]: Merlin Buyer Inc., First lien senior secured loan
Coupon		7.67%
Spread		4.00%
Total investment portfolio		$ 2,228,200
Amortized Cost		2,240,200
Fair Value		$ 2,247,000
Investment, Identifier [Axis]: Mermaid Bidco Inc., First lien senior secured loan
Coupon		7.15%	7.80%
Spread		3.25%	3.25%
Total investment portfolio		$ 34,420,600	$ 18,795,500
Amortized Cost		34,373,900	18,811,700
Fair Value		$ 34,506,600	$ 18,877,900
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan 1
Coupon			8.49%
Spread			5.50%
Total investment portfolio			$ 6,510,400
Amortized Cost			6,527,600
Fair Value			$ 6,397,800
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan 2
Coupon			10.02%
Spread			5.50%
Total investment portfolio			$ 4,671,900
Amortized Cost			4,602,700
Fair Value			$ 4,601,800
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan one
Coupon		7.07%
Spread		5.00%
Total investment portfolio		$ 7,976,200
Amortized Cost		7,139,900
Fair Value		$ 7,976,200
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured loan two
Coupon		8.82%
Spread		5.00%
Total investment portfolio		$ 4,671,900
Amortized Cost		4,612,800
Fair Value		$ 4,671,900
Investment, Identifier [Axis]: Metatiedot Bidco OY and Metatiedot US, LLC, First lien senior secured revolving loan
Coupon		7.06%	8.49%
Spread		5.00%	5.50%
Total investment portfolio		$ 1,493,300	$ 200,200
Amortized Cost		1,475,200	184,400
Fair Value		$ 1,493,300	$ 180,400
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, Common units
Shares/Units (in shares)		169,000	169,000
Amortized Cost		$ 169,000	$ 169,000
Fair Value		$ 111,100	$ 185,800
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, First lien senior secured loan
Coupon		10.42%	9.61%
Coupon, PIK		3.75%
Spread		6.75%	5.25%
Total investment portfolio		$ 11,679,900	$ 9,872,300
Amortized Cost		11,514,700	9,702,500
Fair Value		$ 10,750,900	$ 9,872,300
Investment, Identifier [Axis]: Meyer Laboratory, LLC and Meyer Parent, LLC, First lien senior secured revolving loan
Coupon		12.50%
Coupon, PIK		3.75%
Spread		5.75%
Total investment portfolio		$ 388,700
Amortized Cost		365,500
Fair Value		$ 270,600
Investment, Identifier [Axis]: MidOcean CLO Equity Fund I, LP, Limited partnership interest
Coupon			9.00%
Shares/Units (in shares)			5,255,376
Amortized Cost			$ 5,255,400
Fair Value			$ 5,255,400
Investment, Identifier [Axis]: MidOcean CLO Equity Fund I, LP, Private asset-backed investment
Coupon		9.00%
Shares/Units (in shares)		35,996,269
Amortized Cost		$ 35,966,600
Fair Value		$ 35,996,300
Investment, Identifier [Axis]: Mirion Technologies, Inc., First lien senior secured loan
Coupon			6.58%
Spread			2.25%
Total investment portfolio			$ 5,149,800
Amortized Cost			5,151,600
Fair Value			$ 5,164,200
Investment, Identifier [Axis]: Mister Car Wash Holdings, Inc., First lien senior secured loan
Coupon			7.09%
Spread			2.75%
Total investment portfolio			$ 18,279,300
Amortized Cost			18,327,000
Fair Value			$ 18,347,800
Investment, Identifier [Axis]: Mitchell International, Inc., First lien senior secured loan
Coupon			7.61%
Spread			3.25%
Total investment portfolio			$ 22,144,500
Amortized Cost			22,000,900
Fair Value			$ 22,126,300
Investment, Identifier [Axis]: Mitchell International, Inc., Second lien senior secured loan
Coupon		8.97%	9.61%
Spread		5.25%	5.25%
Total investment portfolio		$ 37,447,000	$ 29,965,000
Amortized Cost		37,195,900	29,738,300
Fair Value		$ 37,035,100	$ 29,571,900
Investment, Identifier [Axis]: Moderna, Inc. , First lien senior secured loan
Coupon		9.17%
Spread		5.50%
Total investment portfolio		$ 85,238,000
Amortized Cost		83,986,000
Fair Value		$ 83,959,400
Investment, Identifier [Axis]: Modernizing Medicine, Inc. and ModMed Software Midco Holdings, Inc., First lien senior secured loan
Coupon		8.42%
Coupon, PIK		2.25%
Spread		4.75%
Total investment portfolio		$ 47,825,200
Amortized Cost		47,400,300
Fair Value		$ 47,825,200
Investment, Identifier [Axis]: Modernizing Medicine, Inc. and ModMed Software Midco Holdings, Inc., Series A preferred stock
Coupon, PIK		13.00%
Shares/Units (in shares)		26,000
Amortized Cost		$ 27,655,800
Fair Value		$ 28,305,800
Investment, Identifier [Axis]: Monica Holdco (US), Inc., First lien senior secured loan
Coupon		9.07%
Spread		5.25%
Total investment portfolio		$ 10,999,100
Amortized Cost		10,849,500
Fair Value		$ 10,999,100
Investment, Identifier [Axis]: Monroe Capital Income Plus Corporation, Corporate bond
Coupon		9.42%	9.42%
Total investment portfolio		$ 10,000,000	$ 10,000,000
Amortized Cost		10,000,000	10,000,000
Fair Value		$ 10,779,900	$ 10,824,600
Investment, Identifier [Axis]: Montagu V (US) L.P., Limited partnership interest
Shares/Units (as a percent)		0.57
Amortized Cost		$ 1,353,400
Fair Value		$ 1,737,700
Investment, Identifier [Axis]: Mosel Bidco SE, First lien senior secured loan
Coupon			8.83%
Spread			4.50%
Total investment portfolio			$ 8,112,100
Amortized Cost			8,109,200
Fair Value			$ 8,193,200
Investment, Identifier [Axis]: Motus LLC, First lien senior secured loan
Coupon		7.42%	8.43%
Spread		3.75%	4.00%
Total investment portfolio		$ 10,000	$ 15,687,800
Amortized Cost		10,000	15,725,500
Fair Value		$ 9,900	$ 15,805,500
Investment, Identifier [Axis]: Mountaineer Merger Corporation, First lien senior secured revolving loan
Coupon		8.84%	9.33%
Spread		5.00%	5.00%
Total investment portfolio		$ 4,486,800	$ 8,135,000
Amortized Cost		4,380,200	7,967,500
Fair Value		$ 3,924,100	$ 7,952,100
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, Class B limited liability company interest
Shares/Units (in shares)		0.04
Shares/Units (as a percent)			0.04
Amortized Cost		$ 100,000	$ 100,000
Fair Value		$ 79,000	$ 85,800
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured loan
Coupon			10.75%
Spread			6.25%
Total investment portfolio			$ 9,331,600
Amortized Cost			9,127,200
Fair Value			$ 9,331,600
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured loan 1
Coupon		9.71%
Spread		5.75%
Total investment portfolio		$ 12,398,600
Amortized Cost		12,117,200
Fair Value		$ 12,398,600
Investment, Identifier [Axis]: Mr. Greens Intermediate, LLC, Florida Veg Investments LLC, MRG Texas, LLC and Restaurant Produce and Services Blocker, LLC, First lien senior secured revolving loan
Coupon		9.65%
Spread		5.75%
Total investment portfolio		$ 808,000
Amortized Cost		770,500
Fair Value		$ 808,000
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., Class A preferred units
Shares/Units (in shares)			770
Amortized Cost			$ 770,400
Fair Value			$ 870,200
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., Class B common units
Shares/Units (in shares)			770,423
Amortized Cost			$ 323,600
Fair Value			$ 365,200
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., First lien senior secured loan 1
Coupon			9.33%
Spread			5.00%
Total investment portfolio			$ 21,867,500
Amortized Cost			21,666,100
Fair Value			$ 21,867,500
Investment, Identifier [Axis]: Mustang Prospects Holdco, LLC, Mustang Prospects Purchaser, LLC and Senske Acquisition, Inc., First lien senior secured loan 2
Coupon			9.34%
Spread			5.00%
Total investment portfolio			$ 5,546,000
Amortized Cost			5,499,000
Fair Value			$ 5,546,000
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC, Class A preferred units
Shares/Units (in shares)		883
Amortized Cost		$ 883,400
Fair Value		$ 842,100
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC, Class B common units
Shares/Units (in shares)		883,420
Amortized Cost		$ 380,100
Fair Value		$ 353,700
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC, First lien senior secured loan
Coupon		8.69%
Spread		5.00%
Total investment portfolio		$ 33,325,300
Amortized Cost		33,104,500
Fair Value		$ 33,325,300
Investment, Identifier [Axis]: Mustang Prospects Purchaser, LLC, Senske Acquisition, Inc., and Mustang Prospects Holdco, LLC, First lien senior secured revolving loan
Coupon		8.72%
Spread		5.00%
Total investment portfolio		$ 643,200
Amortized Cost		618,100
Fair Value		$ 643,200
Investment, Identifier [Axis]: NCMF 2025-MFS, Private asset-backed investment
Coupon		7.53%
Total investment portfolio		$ 24,530,000
Amortized Cost		24,257,000
Fair Value		$ 24,915,300
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP, First lien senior secured loan
Coupon		8.48%
Spread		4.75%
Total investment portfolio		$ 30,149,000
Amortized Cost		29,819,300
Fair Value		$ 30,149,000
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP, First lien senior secured revolving loan 1
Coupon		7.48%
Spread		3.75%
Total investment portfolio		$ 3,930,300
Amortized Cost		3,862,900
Fair Value		$ 3,930,300
Investment, Identifier [Axis]: NCP-MSI Buyer, Inc. and NCP MSI Co-Invest, LP, Limited partnership interest
Shares/Units (in shares)		781,332
Amortized Cost		$ 784,200
Fair Value		$ 988,100
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan
Spread		3.50%
Total investment portfolio		$ 3,184,800
Amortized Cost		3,193,400
Fair Value		$ 3,186,600
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan 1
Coupon		8.22%	7.72%
Coupon, PIK			1.50%
Spread		4.50%	3.25%
Total investment portfolio		$ 27,541,400	$ 25,777,300
Amortized Cost		26,827,200	24,793,800
Fair Value		$ 25,140,100	$ 23,431,600
Investment, Identifier [Axis]: NEP Group, Inc., First lien senior secured loan 2
Coupon			10.09%
Coupon, PIK			1.50%
Spread			5.50%
Total investment portfolio			$ 14,416,000
Amortized Cost			13,993,500
Fair Value			$ 13,154,600
Investment, Identifier [Axis]: NEUB 2018-28, Collaterized loan obligation
Coupon		10.83%
Spread		6.95%
Total investment portfolio		$ 700,000
Amortized Cost		718,700
Fair Value		$ 712,100
Investment, Identifier [Axis]: NEUB 2025-60, Collaterized loan obligation
Coupon		10.34%
Spread		6.48%
Total investment portfolio		$ 3,700,000
Amortized Cost		3,664,000
Fair Value		$ 3,787,400
Investment, Identifier [Axis]: NEUB 2025-61, Collaterized loan obligation
Coupon		8.99%
Spread		4.90%
Total investment portfolio		$ 2,950,000
Amortized Cost		2,950,000
Fair Value		$ 2,967,800
Investment, Identifier [Axis]: NMC CLO-2, Collaterized loan obligation
Coupon		9.60%	10.06%
Spread		5.70%	5.70%
Total investment portfolio		$ 937,500	$ 937,500
Amortized Cost		937,500	937,500
Fair Value		$ 928,200	$ 942,400
Investment, Identifier [Axis]: NMN Holdings III Corp. and NMN Holdings LP, First lien senior secured loan 1
Coupon		7.27%
Spread		5.00%
Total investment portfolio		$ 13,063,500
Amortized Cost		12,875,000
Fair Value		$ 13,063,500
Investment, Identifier [Axis]: NMN Holdings III Corp. and NMN Holdings LP, First lien senior secured loan 2
Coupon		8.47%
Investment, Identifier [Axis]: Neptune Bidco US Inc. and Elliott Metron Co-Investor Aggregator L.P., First lien senior secured loan 1
Coupon		9.01%
Spread		5.00%
Total investment portfolio		$ 143,288,400
Amortized Cost		137,360,600
Fair Value		$ 141,533,200
Investment, Identifier [Axis]: Neptune Bidco US Inc. and Elliott Metron Co-Investor Aggregator L.P., First lien senior secured loan 2
Coupon		8.76%
Spread		4.75%
Total investment portfolio		$ 51,517,300
Amortized Cost		49,530,200
Fair Value		$ 50,785,700
Investment, Identifier [Axis]: Netsmart, Inc. and Netsmart Technologies, Inc., First lien senior secured loan
Coupon		8.92%	9.56%
Coupon, PIK		2.70%	2.70%
Spread		5.20%	5.20%
Total investment portfolio		$ 92,186,300	$ 78,642,100
Amortized Cost		91,527,300	77,903,100
Fair Value		$ 92,186,300	$ 77,855,600
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, Class A-2 common units
Shares/Units (in shares)			23,290
Amortized Cost			$ 2,329,000
Fair Value			$ 3,976,000
Investment, Identifier [Axis]: New ChurcHill HoldCo LLC and Victory Topco, LP, First lien senior secured loan
Coupon			9.83%
Spread			5.50%
Total investment portfolio			$ 19,535,400
Amortized Cost			19,205,700
Fair Value			$ 19,535,400
Investment, Identifier [Axis]: Next Holdco, LLC, First lien senior secured loan
Coupon		9.09%	10.27%
Spread		5.25%	5.75%
Total investment portfolio		$ 5,684,900	$ 5,742,800
Amortized Cost		5,625,500	5,670,500
Fair Value		$ 5,684,900	$ 5,742,800
Investment, Identifier [Axis]: Nexus Buyer LLC, First lien senior secured loan
Coupon			8.36%
Spread			4.00%
Total investment portfolio			$ 2,968,300
Amortized Cost			2,971,100
Fair Value			$ 2,975,800
Investment, Identifier [Axis]: Nexus Buyer LLC, Second lien senior secured loan
Coupon		9.47%
Spread		5.75%
Total investment portfolio		$ 105,678,800
Amortized Cost		104,743,300
Fair Value		$ 104,424,400
Investment, Identifier [Axis]: Nomi Health, Inc., First lien senior secured loan
Coupon			12.84%
Spread			8.25%
Total investment portfolio			$ 18,611,200
Amortized Cost			18,181,000
Fair Value			$ 18,425,100
Investment, Identifier [Axis]: Nomi Health, Inc., Warrant to purchase Class A common stock
Shares/Units (in shares)		22,661	22,661
Amortized Cost			$ 0
Fair Value			$ 74,800
Investment, Identifier [Axis]: Nomi Health, Inc., Warrant to purchase Series B preferred stock
Shares/Units (in shares)		10,142	10,142
Amortized Cost		$ 0	$ 0
Fair Value		$ 0	$ 100
Investment, Identifier [Axis]: Nord Anglia, First lien senior secured loan
Coupon			7.58%
Spread			3.25%
Total investment portfolio			$ 7,000,000
Amortized Cost			7,000,000
Fair Value			$ 7,055,400
Investment, Identifier [Axis]: Nordic Ferry Infrastructure AS, Senior subordinated loan 1
Coupon		9.23%	9.70%
Spread		5.00%	5.00%
Total investment portfolio		$ 65,774,500	$ 58,273,900
Amortized Cost		59,188,500	59,125,200
Fair Value		$ 65,774,500	$ 57,108,500
Investment, Identifier [Axis]: Nordic Ferry Infrastructure AS, Senior subordinated loan 2
Coupon		7.07%	7.91%
Spread		5.00%	5.00%
Total investment portfolio		$ 65,592,600	$ 57,851,700
Amortized Cost		58,097,500	57,908,100
Fair Value		$ 65,592,600	$ 56,694,700
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC and Fairway Lawns, LLC, First lien senior secured loan
Coupon		8.83%
Spread		5.00%
Total investment portfolio		$ 14,569,400
Amortized Cost		14,406,700
Fair Value		$ 14,569,400
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC and Fairway Lawns, LLC, First lien senior secured revolving loan
Coupon		8.73%
Spread		5.00%
Total investment portfolio		$ 330,600
Amortized Cost		324,600
Fair Value		$ 330,600
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 1
Coupon			9.66%
Spread			5.25%
Total investment portfolio			$ 3,280,700
Amortized Cost			3,202,800
Fair Value			$ 3,280,700
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured loan 2
Coupon			10.94%
Spread			6.50%
Total investment portfolio			$ 4,120,700
Amortized Cost			4,043,300
Fair Value			$ 4,120,700
Investment, Identifier [Axis]: North Haven Fairway Buyer, LLC, Fairway Lawns, LLC and Command Pest Control, LLC, First lien senior secured revolving loan
Coupon			10.86%
Spread			6.50%
Total investment portfolio			$ 234,500
Amortized Cost			225,900
Fair Value			$ 234,500
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan 1
Coupon			9.63%
Spread			5.25%
Total investment portfolio			$ 24,800
Amortized Cost			24,400
Fair Value			$ 24,800
Investment, Identifier [Axis]: North Haven Stack Buyer, LLC, First lien senior secured loan 2
Coupon		9.36%
Spread			5.00%
Total investment portfolio			$ 3,500
Amortized Cost			3,400
Fair Value			$ 3,500
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 1
Coupon			9.08%
Spread			4.75%
Total investment portfolio			$ 12,571,400
Amortized Cost			12,516,900
Fair Value			$ 12,553,900
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 2
Coupon			9.45%
Spread			4.75%
Total investment portfolio			$ 2,360,400
Amortized Cost			2,436,200
Fair Value			$ 2,360,400
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 3
Coupon			9.45%
Spread			4.75%
Total investment portfolio			$ 1,534,500
Amortized Cost			1,534,400
Fair Value			$ 1,534,500
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan 4
Coupon			9.70%
Spread			5.00%
Total investment portfolio			$ 708,700
Amortized Cost			705,600
Fair Value			701,400
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan one
Coupon		8.22%
Spread		4.50%
Total investment portfolio		$ 8,652,500
Amortized Cost		8,623,700
Fair Value		$ 8,671,500
Investment, Identifier [Axis]: North Star Acquisitionco, LLC and Toucan Bidco Limited, First lien senior secured loan two
Coupon		8.37%
Spread		4.50%
Total investment portfolio		$ 707,000
Amortized Cost		704,600
Fair Value		$ 714,900
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, Common units
Shares/Units (in shares)		121,368
Amortized Cost		$ 166,700	166,700
Fair Value		$ 201,300	$ 201,200
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, First lien senior secured loan
Coupon		9.28%	9.96%
Spread		5.25%	5.25%
Total investment portfolio		$ 22,039,500	$ 12,410,900
Amortized Cost		21,755,700	12,125,300
Fair Value		$ 22,039,500	$ 12,410,900
Investment, Identifier [Axis]: Northwinds Holding, Inc. and Northwinds Services Group LLC, First lien senior secured revolving loan
Coupon			9.80%
Spread			5.25%
Total investment portfolio			$ 250,000
Amortized Cost			213,900
Fair Value			$ 250,000
Investment, Identifier [Axis]: Nuvei Technologies Corp., First lien senior secured loan
Coupon			7.44%
Spread			3.00%
Total investment portfolio			$ 18,120,000
Amortized Cost			18,081,700
Fair Value			$ 18,137,000
Investment, Identifier [Axis]: OAKC 2012-7, Collaterized loan obligation 1
Coupon		8.39%
Spread		4.50%
Total investment portfolio		$ 5,000,000
Amortized Cost		4,948,000
Fair Value		$ 4,982,000
Investment, Identifier [Axis]: OAKC 2012-7, Collaterized loan obligation 2
Coupon		8.87%
Total investment portfolio		$ 480,000
Amortized Cost		277,900
Fair Value		$ 232,800
Investment, Identifier [Axis]: OAKC 2014-10R, Collaterized loan obligation
Coupon		8.28%
Spread		4.40%
Total investment portfolio		$ 2,000,000
Amortized Cost		2,000,000
Fair Value		$ 1,992,600
Investment, Identifier [Axis]: OAKC 2015-12, Collaterized loan obligation
Coupon		6.49%	9.60%
Total investment portfolio		$ 14,541,000	$ 14,541,000
Amortized Cost		8,279,800	9,245,100
Fair Value		$ 7,174,300	$ 9,474,300
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 1
Coupon		9.62%	11.70%
Spread		5.75%
Total investment portfolio		$ 1,220,000	$ 2,920,000
Amortized Cost		1,220,000	2,309,700
Fair Value		$ 1,229,600	$ 2,341,200
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 2
Coupon		8.00%	11.70%
Total investment portfolio		$ 2,920,000	$ 1,400,000
Amortized Cost		2,267,900	1,107,400
Fair Value		$ 1,759,000	$ 1,122,500
Investment, Identifier [Axis]: OAKC 2016-13, Collaterized loan obligation 3
Coupon		8.00%	10.37%
Spread			5.75%
Total investment portfolio		$ 1,400,000	$ 1,220,000
Amortized Cost		1,087,400	1,220,000
Fair Value		$ 843,400	$ 1,253,400
Investment, Identifier [Axis]: OAKC 2017-15, Collaterized loan obligation
Coupon		7.17%	12.60%
Total investment portfolio		$ 3,441,500	$ 3,441,500
Amortized Cost		1,821,400	1,978,900
Fair Value		$ 1,516,700	$ 1,997,700
Investment, Identifier [Axis]: OAKC 2019-2, Collaterized loan obligation
Coupon		11.30%
Total investment portfolio		$ 3,330,000
Amortized Cost		2,972,900
Fair Value		$ 2,679,800
Investment, Identifier [Axis]: OAKC 2019-3, Collaterized loan obligation
Coupon			9.51%
Spread			5.00%
Total investment portfolio			$ 500,000
Amortized Cost			500,000
Fair Value			$ 501,400
Investment, Identifier [Axis]: OAKC 2019-3, Collaterized loan obligation 2
Coupon		9.67%
Total investment portfolio		$ 3,590,000
Amortized Cost		2,955,100
Fair Value		$ 2,483,100
Investment, Identifier [Axis]: OAKC 2019-4, Collaterized loan obligation
Coupon		8.81%
Spread		4.95%
Total investment portfolio		$ 3,640,000
Amortized Cost		3,640,000
Fair Value		$ 3,649,200
Investment, Identifier [Axis]: OAKC 2019-4, Collaterized loan obligation 1
Coupon			9.34%
Spread			4.95%
Total investment portfolio			$ 3,640,000
Amortized Cost			3,640,000
Fair Value			$ 3,658,900
Investment, Identifier [Axis]: OAKC 2020-5, Collaterized loan obligation
Coupon		8.87%
Total investment portfolio		$ 3,130,000
Amortized Cost		2,932,600
Fair Value		$ 2,411,300
Investment, Identifier [Axis]: OAKC 2020-5, Collaterized loan obligation 1
Coupon			12.50%
Total investment portfolio			$ 3,130,000
Amortized Cost			3,244,900
Fair Value			$ 3,162,100
Investment, Identifier [Axis]: OAKC 2020-6, Collaterized loan obligation 1
Coupon		9.13%	12.60%
Spread		5.25%
Total investment portfolio		$ 1,100,000	$ 2,966,000
Amortized Cost		1,100,000	3,399,000
Fair Value		$ 1,108,100	$ 3,410,900
Investment, Identifier [Axis]: OAKC 2020-6, Collaterized loan obligation 2
Coupon		9.24%	9.84%
Spread			5.25%
Total investment portfolio		$ 2,966,000	$ 1,100,000
Amortized Cost		3,077,900	1,100,000
Fair Value		$ 2,609,200	$ 1,109,900
Investment, Identifier [Axis]: OAKC 2020-7, Collaterized loan obligation
Coupon		8.78%
Spread		4.90%
Total investment portfolio		$ 6,370,000
Amortized Cost		6,370,000
Fair Value		$ 6,388,500
Investment, Identifier [Axis]: OAKC 2021-16, Collaterized loan obligation
Coupon		8.14%	11.50%
Total investment portfolio		$ 1,210,000	$ 1,210,000
Amortized Cost		986,000	1,069,000
Fair Value		$ 786,500	$ 1,079,900
Investment, Identifier [Axis]: OAKC 2021-8, Collaterized loan obligation 1
Coupon		8.73%
Spread		4.85%
Total investment portfolio		$ 525,000
Amortized Cost		525,400
Fair Value		$ 526,300
Investment, Identifier [Axis]: OAKC 2021-8, Collaterized loan obligation 2
Coupon		11.39%
Total investment portfolio		$ 3,190,000
Amortized Cost		2,712,800
Fair Value		$ 2,438,000
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation
Coupon			10.12%
Spread			5.50%
Total investment portfolio			$ 2,050,000
Amortized Cost			2,050,000
Fair Value			$ 2,107,800
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation 1
Coupon		9.38%	13.10%
Spread		5.50%
Total investment portfolio		$ 2,050,000	$ 1,500,000
Amortized Cost		2,050,000	1,527,200
Fair Value		$ 2,063,900	$ 1,526,100
Investment, Identifier [Axis]: OAKC 2021-9, Collaterized loan obligation 2
Coupon		9.86%
Total investment portfolio		$ 1,500,000
Amortized Cost		1,401,000
Fair Value		$ 1,193,000
Investment, Identifier [Axis]: OAKC 2022-12, Collaterized loan obligation
Coupon			9.62%
Spread			5.00%
Total investment portfolio			$ 2,000,000
Amortized Cost			2,000,000
Fair Value			$ 2,038,600
Investment, Identifier [Axis]: OAKC 2022-12R, Collaterized loan obligation
Coupon		9.18%
Spread		4.85%
Total investment portfolio		$ 6,700,000
Amortized Cost		6,700,000
Fair Value		$ 6,740,200
Investment, Identifier [Axis]: OAKC 2023-15, Collaterized loan obligation
Coupon			9.62%
Spread			5.00%
Total investment portfolio			$ 2,000,000
Amortized Cost			2,000,000
Fair Value			$ 2,032,600
Investment, Identifier [Axis]: OAKC 2023-15RA, Collaterized loan obligation
Coupon		8.73%
Spread		4.85%
Total investment portfolio		$ 3,000,000
Amortized Cost		3,000,000
Fair Value		$ 3,020,900
Investment, Identifier [Axis]: OAKC 2023-16, Collaterized loan obligation
Coupon			8.62%
Spread			4.00%
Total investment portfolio			$ 2,000,000
Amortized Cost			2,000,000
Fair Value			$ 2,040,600
Investment, Identifier [Axis]: OAKCL 2023-1, Collaterized loan obligation
Coupon		11.40%
Spread		7.50%
Total investment portfolio		$ 1,500,000
Amortized Cost		1,553,800
Fair Value		$ 1,532,200
Investment, Identifier [Axis]: OCP 2015-10, Collaterized loan obligation 1
Coupon		9.21%
Spread		5.35%
Total investment portfolio		$ 1,000,000
Amortized Cost		993,800
Fair Value		$ 1,004,500
Investment, Identifier [Axis]: OCP 2015-10, Collaterized loan obligation 2
Coupon		17.03%
Total investment portfolio		$ 20,760,000
Amortized Cost		8,018,600
Fair Value		$ 8,217,600
Investment, Identifier [Axis]: OCP 2016-11, Collaterized loan obligation
Coupon		9.11%
Spread		5.25%
Total investment portfolio		$ 5,080,000
Amortized Cost		5,080,000
Fair Value		$ 5,114,900
Investment, Identifier [Axis]: OCP 2021-21, Collaterized loan obligation
Coupon		14.25%
Total investment portfolio		$ 20,007,000
Amortized Cost		12,268,300
Fair Value		$ 11,297,700
Investment, Identifier [Axis]: OCP 2022-24, Collaterized loan obligation 1
Coupon		10.13%
Spread		6.25%
Total investment portfolio		$ 1,550,000
Amortized Cost		1,562,400
Fair Value		$ 1,574,000
Investment, Identifier [Axis]: OCP 2022-24, Collaterized loan obligation 2
Coupon		20.62%
Total investment portfolio		$ 3,060,000
Amortized Cost		1,601,900
Fair Value		$ 1,599,900
Investment, Identifier [Axis]: OCP 2025-43, Collaterized loan obligation
Coupon		10.79%
Spread		6.50%
Total investment portfolio		$ 2,100,000
Amortized Cost		2,100,000
Fair Value		$ 2,164,200
Investment, Identifier [Axis]: OCP 2025-44, Collaterized loan obligation
Coupon		9.06%
Spread		4.80%
Total investment portfolio		$ 1,800,000
Amortized Cost		1,800,000
Fair Value		$ 1,808,100
Investment, Identifier [Axis]: OCP 2025-48, Collaterized loan obligation
Coupon		10.70%
Total investment portfolio		$ 15,450,000
Amortized Cost		13,602,200
Fair Value		$ 13,602,800
Investment, Identifier [Axis]: OCPA 2023-29, Collaterized loan obligation
Coupon		8.88%	9.35%
Spread		5.00%	5.00%
Total investment portfolio		$ 1,000,000	$ 1,000,000
Amortized Cost		1,000,000	1,000,000
Fair Value		$ 973,900	$ 1,005,000
Investment, Identifier [Axis]: OCPA 2025-41, Collaterized loan obligation
Coupon		8.00%
Total investment portfolio		$ 1,500,000
Amortized Cost		1,500,000
Fair Value		$ 1,505,900
Investment, Identifier [Axis]: OCT61 2023-2, Collaterized loan obligation
Coupon		11.77%
Spread		7.89%
Total investment portfolio		$ 1,500,000
Amortized Cost		1,455,400
Fair Value		$ 1,535,800
Investment, Identifier [Axis]: OCT63 2024-2, Collaterized loan obligation
Coupon		10.38%
Spread		6.50%
Total investment portfolio		$ 1,166,700
Amortized Cost		1,126,700
Fair Value		$ 1,181,400
Investment, Identifier [Axis]: OCT66 2022-1, Collaterized loan obligation
Coupon		12.00%	12.11%
Spread			7.62%
Total investment portfolio		$ 1,590,100	$ 937,500
Amortized Cost		1,590,100	944,500
Fair Value		$ 1,591,000	$ 958,700
Investment, Identifier [Axis]: OHACP 2024-17, Collaterized loan obligation 1
Coupon		8.88%	9.40%
Spread		5.00%	5.00%
Total investment portfolio		$ 3,000,000	$ 3,000,000
Amortized Cost		3,000,000	3,000,000
Fair Value		$ 3,022,500	$ 3,007,600
Investment, Identifier [Axis]: OHACP 2024-17, Collaterized loan obligation 2
Coupon		11.52%	12.00%
Total investment portfolio		$ 2,610,000	$ 2,610,000
Amortized Cost		2,288,300	2,479,500
Fair Value		$ 2,044,900	$ 2,484,700
Investment, Identifier [Axis]: OHALF 2016-1, Collaterized loan obligation
Coupon		10.03%
Total investment portfolio		$ 2,375,000
Amortized Cost		1,406,300
Fair Value		$ 1,303,000
Investment, Identifier [Axis]: OID-OL Intermediate I, LLC, First lien senior secured loan
Coupon		9.84%
Spread		6.00%
Total investment portfolio		$ 23,135,200
Amortized Cost		23,799,600
Fair Value		$ 23,703,900
Investment, Identifier [Axis]: OKANAGAN 2024-1, Private asset-backed investment
Coupon		11.74%	12.55%
Spread		8.25%	8.25%
Total investment portfolio		$ 20,343,700	$ 30,300,000
Amortized Cost		20,377,900	30,350,900
Fair Value		19,936,800	30,300,000
Investment, Identifier [Axis]: OPH NEP Investment, LLC
Fair Value		$ 42,213,500	$ 35,019,400
Investment, Identifier [Axis]: OPH NEP Investment, LLC , Class B common units
Shares/Units (in shares)		9
Amortized Cost		$ 2,083,700
Fair Value		$ 2,754,000
Investment, Identifier [Axis]: OPH NEP Investment, LLC , Senior subordinated loan
Coupon		10.00%
Coupon, PIK		7.00%
Total investment portfolio		$ 40,264,800
Amortized Cost		37,811,900
Fair Value		$ 39,459,500
Investment, Identifier [Axis]: OPH NEP Investment, LLC, Class B common units
Shares/Units (in shares)			7
Amortized Cost			$ 1,669,500
Fair Value			$ 2,274,900
Investment, Identifier [Axis]: OPH NEP Investment, LLC, Senior subordinated loan
Coupon			10.00%
Coupon, PIK			7.00%
Total investment portfolio			$ 33,075,100
Amortized Cost			30,821,100
Fair Value			$ 32,744,500
Investment, Identifier [Axis]: OVG Business Services, LLC , First lien senior secured loan
Coupon		6.72%
Spread		3.00%
Total investment portfolio		$ 38,804,600
Amortized Cost		38,737,300
Fair Value		$ 38,804,600
Investment, Identifier [Axis]: OVG Business Services, LLC, First lien senior secured loan
Coupon			7.36%
Spread			3.00%
Total investment portfolio			$ 4,064,800
Amortized Cost			4,046,000
Fair Value			$ 4,069,900
Investment, Identifier [Axis]: Oak Funding LLC, First lien senior secured loan
Coupon		8.29%
Spread		4.50%
Total investment portfolio		$ 88,833,300
Amortized Cost		87,955,400
Fair Value		$ 87,945,000
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, Class A2 units
Shares/Units (in shares)		102,501	102,501
Amortized Cost		$ 2,050,000	$ 2,050,000
Fair Value		$ 2,327,300	$ 1,899,800
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan
Coupon			10.23%
Spread			5.75%
Total investment portfolio			$ 10,837,800
Amortized Cost			10,654,300
Fair Value			$ 10,837,800
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan 1
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 13,398,700
Amortized Cost		13,255,000
Fair Value		$ 13,398,700
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured loan 2
Coupon		8.72%
Spread		5.00%
Total investment portfolio		$ 1,656,200
Amortized Cost		1,636,600
Fair Value		$ 1,656,200
Investment, Identifier [Axis]: OakBridge Insurance Agency LLC and Maple Acquisition Holdings, LP, First lien senior secured revolving loan
Coupon		8.48%	10.09%
Spread		4.75%	5.75%
Total investment portfolio		$ 459,800	$ 223,200
Amortized Cost		442,700	201,600
Fair Value		$ 459,800	$ 223,200
Investment, Identifier [Axis]: Omnia Partners, LLC, First lien senior secured loan
Coupon		6.45%	7.37%
Spread		2.75%	2.75%
Total investment portfolio		$ 7,981,400	$ 29,905,200
Amortized Cost		7,968,600	29,932,800
Fair Value		$ 8,005,600	$ 30,028,100
Investment, Identifier [Axis]: Omnigo Software, LLC, Omnigo Software - I, Inc., and Omnigo Software - Q, Inc., First lien senior secured loan
Coupon		8.70%
Spread		5.00%
Total investment portfolio		$ 4,675,100
Amortized Cost		4,651,900
Fair Value		$ 4,651,700
Investment, Identifier [Axis]: One Equity Partners VI, L.P., Limited partnership interest
Shares/Units (as a percent)		0.89
Amortized Cost		$ 3,147,200
Fair Value		$ 3,692,200
Investment, Identifier [Axis]: One Equity Partners VII, L.P., Limited partnership interest
Shares/Units (as a percent)		0.14
Amortized Cost		$ 2,307,600
Fair Value		$ 2,494,200
Investment, Identifier [Axis]: OneDigital Borrower LLC, First lien senior secured loan
Coupon		6.72%	7.61%
Spread		3.00%	3.25%
Total investment portfolio		$ 50,884,300	$ 36,912,000
Amortized Cost		50,840,600	36,767,500
Fair Value		$ 50,949,000	$ 36,959,300
Investment, Identifier [Axis]: Onex Partners III LP, Limited partnership interest
Shares/Units (as a percent)		0.2
Amortized Cost		$ 1,001,400
Fair Value		$ 1,297,300
Investment, Identifier [Axis]: Onex Partners IV LP, Limited partnership interest
Shares/Units (as a percent)		0.14
Amortized Cost		$ 2,649,500
Fair Value		$ 2,695,000
Investment, Identifier [Axis]: Opal US LLC, First lien senior secured loan
Coupon		6.69%
Spread		3.00%
Total investment portfolio		$ 60,525,400
Amortized Cost		60,429,600
Fair Value		$ 60,846,800
Investment, Identifier [Axis]: Open Text Corporation, First lien senior secured loan
Coupon			6.11%
Spread			1.75%
Total investment portfolio			$ 8,008,100
Amortized Cost			8,008,100
Fair Value			$ 8,004,100
Investment, Identifier [Axis]: Option Care Health Inc, First lien senior secured loan
Coupon			6.61%
Spread			2.25%
Total investment portfolio			$ 4,792,600
Amortized Cost			4,792,000
Fair Value			$ 4,815,400
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment
Coupon			10.11%
Spread			5.75%
Total investment portfolio			$ 2,852,000
Amortized Cost			2,826,100
Fair Value			$ 2,852,000
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment 1
Coupon		9.47%
Spread		5.75%
Total investment portfolio		$ 3,625,200
Amortized Cost		3,601,200
Fair Value		$ 3,625,200
Investment, Identifier [Axis]: Orange Barrel Media, LLC/IKE Smart City, LLC, Private asset-backed investment 2
Coupon		9.47%	10.11%
Spread		5.75%	5.75%
Total investment portfolio		$ 2,852,000	$ 1,863,300
Amortized Cost		2,837,800	1,826,100
Fair Value		$ 2,852,000	$ 1,863,300
Investment, Identifier [Axis]: Oryx Midstream Services Permian Basin LLC, First lien senior secured loan
Coupon		5.98%
Spread		2.25%
Total investment portfolio		$ 41,712,200
Amortized Cost		41,748,000
Fair Value		$ 41,872,800
Investment, Identifier [Axis]: Osttra Group Ltd., First lien senior secured loan
Coupon		7.43%
Spread		3.50%
Total investment portfolio		$ 26,897,200
Amortized Cost		26,839,500
Fair Value		$ 27,006,400
Investment, Identifier [Axis]: PCI Gaming Authority, First lien senior secured loan
Coupon			6.36%
Spread			2.00%
Total investment portfolio			$ 4,274,300
Amortized Cost			4,273,100
Fair Value			$ 4,261,800
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC, First lien senior secured loan
Coupon		8.92%	9.64%
Spread		5.25%	5.25%
Total investment portfolio		$ 11,850,700	$ 9,306,800
Amortized Cost		11,668,300	9,071,400
Fair Value		$ 11,850,700	$ 9,306,800
Investment, Identifier [Axis]: PCIA SPV-3, LLC and ASE Royal Aggregator, LLC, Preferred units
Shares/Units (in shares)		1,333,333	1,333,333
Amortized Cost		$ 1,315,500	$ 1,315,500
Fair Value		$ 1,744,000	$ 1,561,300
Investment, Identifier [Axis]: PCMI Parent, LLC and PCMI Ultimate Holdings, LP, Class A units
Coupon, PIK		9.00%
Shares/Units (in shares)		1,063
Amortized Cost		$ 1,141,500
Fair Value		$ 1,367,800
Investment, Identifier [Axis]: PCMI Parent, LLC and PCMI Ultimate Holdings, LP, Class B units
Shares/Units (in shares)		253,114
Amortized Cost		$ 0
Fair Value		$ 0
Investment, Identifier [Axis]: PCMI Parent, LLC and PCMI Ultimate Holdings, LP, First lien senior secured loan
Coupon		9.21%
Spread		5.50%
Total investment portfolio		$ 36,678,200
Amortized Cost		36,411,200
Fair Value		$ 36,678,200
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., Class A units
Shares/Units (in shares)		806,000	806,000
Amortized Cost		$ 806,000	$ 806,000
Fair Value		$ 892,000	$ 865,600
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan
Coupon		9.42%
Spread		5.75%
Total investment portfolio		$ 11,833,200
Amortized Cost		11,668,500
Fair Value		$ 11,833,200
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan 1
Coupon			10.08%
Spread			5.75%
Total investment portfolio			$ 10,150,600
Amortized Cost			9,973,800
Fair Value			$ 10,150,600
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured loan 2
Coupon			10.34%
Spread			5.75%
Total investment portfolio			$ 1,678,100
Amortized Cost			1,648,800
Fair Value			$ 1,678,100
Investment, Identifier [Axis]: PCS MidCo, Inc. and PCS Parent, L.P., First lien senior secured revolving loan
Coupon			10.08%
Spread			5.75%
Total investment portfolio			$ 238,600
Amortized Cost			215,200
Fair Value			$ 238,600
Investment, Identifier [Axis]: PDDS HoldCo, Inc., First lien senior secured loan
Coupon		9.72%
Spread		6.00%
Total investment portfolio		$ 14,055,100
Amortized Cost		13,920,100
Fair Value		$ 13,914,500
Investment, Identifier [Axis]: PG Investment Company 59 S.a r.l., First lien senior secured loan
Coupon		5.92%	7.33%
Spread		2.25%	3.00%
Total investment portfolio		$ 5,708,400	$ 14,671,600
Amortized Cost		5,726,600	14,703,200
Fair Value		$ 5,720,000	$ 14,778,500
Investment, Identifier [Axis]: PIPK 2025-18, Collaterized loan obligation
Coupon		9.63%
Spread		5.75%
Total investment portfolio		$ 1,250,000
Amortized Cost		1,250,000
Fair Value		$ 1,268,400
Investment, Identifier [Axis]: PLMRS 2025-3, Collaterized loan obligation
Coupon		9.23%
Spread		4.95%
Total investment portfolio		$ 3,600,000
Amortized Cost		3,600,000
Fair Value		$ 3,637,400
Investment, Identifier [Axis]: PNTPK 2019-1, Collaterized loan obligation
Coupon		8.16%
Spread		4.30%
Total investment portfolio		$ 8,075,000
Amortized Cost		8,146,000
Fair Value		$ 8,099,300
Investment, Identifier [Axis]: PROSE 2024-3, Private asset-backed investment
Coupon		8.85%	8.85%
Total investment portfolio		$ 25,000,000	$ 25,000,000
Amortized Cost		25,000,000	25,000,000
Fair Value		$ 25,834,400	$ 24,526,800
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured loan
Coupon		8.98%	9.71%
Spread		5.25%	5.25%
Total investment portfolio		$ 50,575,700	$ 47,123,400
Amortized Cost		50,218,700	46,732,600
Fair Value		$ 50,575,700	$ 47,123,400
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured revolving loan
Coupon		8.97%
Spread		5.25%
Total investment portfolio		$ 3,463,400
Amortized Cost		3,405,900
Fair Value		$ 3,463,400
Investment, Identifier [Axis]: PSC Parent, Inc., First lien senior secured revolving loan 1
Coupon			9.64%
Spread			5.25%
Total investment portfolio			$ 5,790,400
Amortized Cost			5,719,300
Fair Value			$ 5,790,400
Investment, Identifier [Axis]: PXLY 2024-1, Collaterized loan obligation
Coupon		8.90%	9.50%
Spread		5.00%	5.00%
Total investment portfolio		$ 6,050,000	$ 6,550,000
Amortized Cost		6,050,000	6,550,000
Fair Value		$ 6,077,300	$ 6,584,100
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC, First lien senior secured loan
Coupon		6.21%	8.83%
Spread		2.50%	4.50%
Total investment portfolio		$ 29,797,600	$ 31,674,400
Amortized Cost		29,815,200	31,574,500
Fair Value		$ 29,971,300	$ 31,674,400
Investment, Identifier [Axis]: PYE-Barker Fire amp; Safety, LLC, First lien senior secured revolving loan
Coupon			8.83%
Spread			4.50%
Total investment portfolio			$ 1,085,700
Amortized Cost			1,007,600
Fair Value			$ 1,085,700
Investment, Identifier [Axis]: Packaging Coordinators Midco, Inc., First lien senior secured loan
Coupon			7.84%
Spread			3.25%
Total investment portfolio			$ 52,644,900
Amortized Cost			52,707,800
Fair Value			$ 52,827,600
Investment, Identifier [Axis]: Paint Intermediate III, LLC, First lien senior secured loan
Coupon			7.52%
Spread			3.00%
Total investment portfolio			$ 20,906,600
Amortized Cost			20,851,300
Fair Value			$ 20,985,000
Investment, Identifier [Axis]: Pallas Australia Feeder Trust , Private asset-backed investment
Coupon		11.40%
Spread		7.85%
Total investment portfolio		$ 511,700
Amortized Cost		503,400
Fair Value		$ 511,700
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset backed investment 1
Coupon			12.16%
Spread			7.85%
Total investment portfolio			$ 1,323,700
Amortized Cost			1,385,800
Fair Value			$ 1,323,700
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset backed investment 2
Coupon			7.45%
Spread			4.30%
Total investment portfolio			$ 756,400
Amortized Cost			809,400
Fair Value			$ 756,400
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset-backed investment 1
Coupon		11.40%
Spread		7.85%
Total investment portfolio		$ 1,427,000
Amortized Cost	[1]	1,389,500
Fair Value	[1]	$ 1,427,000
Investment, Identifier [Axis]: Pallas Funding Trust No.2, Private asset-backed investment 2
Coupon		11.61%
Spread		7.85%
Total investment portfolio		$ 815,400
Amortized Cost		812,500
Fair Value		$ 815,400
Investment, Identifier [Axis]: Pallas NZ Funding Trust No. 1, Private asset backed investment
Coupon			11.49%
Spread			6.15%
Total investment portfolio			$ 1,189,600
Amortized Cost			1,280,300
Fair Value			$ 1,189,600
Investment, Identifier [Axis]: Pallas NZ Funding Trust No. 1, Private asset-backed investment
Coupon		9.36%
Spread		6.15%
Total investment portfolio		$ 2,154,900
Amortized Cost		2,232,100
Fair Value		$ 2,154,900
Investment, Identifier [Axis]: Par Petroleum LLC / Par Petroleum Finance Corp, First lien senior secured loan
Coupon		6.95%	8.33%
Spread		3.25%	3.75%
Total investment portfolio		$ 8,028,100	$ 18,593,300
Amortized Cost		7,966,700	18,457,900
Fair Value		$ 8,051,500	$ 18,523,600
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured loan
Coupon			11.34%
Spread			6.75%
Total investment portfolio			$ 21,214,900
Amortized Cost			20,806,400
Fair Value			$ 21,214,900
Investment, Identifier [Axis]: Paragon 28, Inc. and Paragon Advanced Technologies, Inc., First lien senior secured revolving loan
Coupon			8.59%
Spread			4.00%
Total investment portfolio			$ 500
Amortized Cost			500
Fair Value			$ 500
Investment, Identifier [Axis]: Parexel International Inc., First lien senior secured loan
Coupon		6.47%	7.36%
Spread		2.75%	3.00%
Total investment portfolio		$ 64,374,400	$ 14,394,900
Amortized Cost		64,324,400	14,397,400
Fair Value		$ 64,548,900	$ 14,478,800
Investment, Identifier [Axis]: Paris US Holdco, Inc. amp; 1001028292 Ontario Inc., First lien senior secured loan
Coupon		8.47%	9.55%
Spread		4.75%	5.00%
Total investment portfolio		$ 52,507,700	$ 52,904,500
Amortized Cost		52,063,600	52,381,600
Fair Value		$ 52,507,700	$ 52,375,400
Investment, Identifier [Axis]: Paris US Holdco, Inc. amp; 1001028292 Ontario Inc., First lien senior secured revolving loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 633,200
Amortized Cost		561,800
Fair Value		$ 633,200
Investment, Identifier [Axis]: Particle Luxembourg S.a.r.l., First lien senior secured loan
Coupon			8.42%
Spread			4.00%
Total investment portfolio			$ 9,528,000
Amortized Cost			9,551,300
Fair Value			$ 9,593,600
Investment, Identifier [Axis]: Pasadena Performance Products, LLC, First lien senior secured loan
Coupon		6.92%
Spread		3.25%
Total investment portfolio		$ 34,618,500
Amortized Cost		34,537,100
Fair Value		$ 34,575,300
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan
Coupon		8.82%
Spread		5.00%
Total investment portfolio		$ 26,614,200
Amortized Cost		26,325,200
Fair Value		$ 26,614,200
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 1
Coupon			9.46%
Spread			4.75%
Total investment portfolio			$ 12,539,900
Amortized Cost			12,485,500
Fair Value			$ 12,539,900
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured loan 2
Coupon			9.46%
Spread			5.00%
Total investment portfolio			$ 14,344,900
Amortized Cost			14,019,500
Fair Value			$ 14,344,900
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., First lien senior secured revolving loan
Coupon		8.82%
Spread		5.00%
Total investment portfolio		$ 509,200
Amortized Cost		488,300
Fair Value		$ 509,200
Investment, Identifier [Axis]: Pathstone Family Office LLC and Kelso XI Tailwind Co-Investment, L.P., Limited partnership interests
Shares/Units (in shares)		96,046	96,436
Amortized Cost		$ 96,400	$ 96,400
Fair Value		$ 137,600	120,300
Investment, Identifier [Axis]: Pave America Holding, LLC , First lien senior secured loan
Coupon		8.94%
Coupon, PIK		2.88%
Spread		5.25%
Total investment portfolio		$ 20,967,500
Amortized Cost		20,757,100
Fair Value		$ 20,734,700
Investment, Identifier [Axis]: Pave America Holding, LLC , First lien senior secured revolving loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 1,713,300
Amortized Cost		1,659,000
Fair Value		$ 1,656,200
Investment, Identifier [Axis]: Perigon Wealth Management, LLC and Perigon Wealth Advisors Holdings Company, LLC, First lien senior secured loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 133,900
Amortized Cost		89,200
Fair Value		$ 133,900
Investment, Identifier [Axis]: Permira IV L.P. 2, Limited partnership interest
Shares/Units (as a percent)		0.07
Amortized Cost		$ 1,249,700
Fair Value		$ 1,505,200
Investment, Identifier [Axis]: Permira V G.P. L.P., Limited partnership interest
Shares/Units (as a percent)		0.02
Amortized Cost		$ 205,000
Fair Value		$ 283,300
Investment, Identifier [Axis]: Permira VI L.P.1, Limited partnership interest
Shares/Units (as a percent)		0.01
Amortized Cost		$ 349,300
Fair Value		$ 503,900
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, Class A units
Shares/Units (in shares)		8
Amortized Cost		$ 106,000	106,000
Fair Value		$ 163,700	$ 141,600
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan
Coupon		8.59%
Spread		4.75%
Total investment portfolio		$ 21,998,700
Amortized Cost		21,880,500
Fair Value		$ 21,871,800
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan 1
Coupon			10.97%
Spread			6.25%
Total investment portfolio			$ 12,219,500
Amortized Cost			11,991,500
Fair Value			$ 12,219,500
Investment, Identifier [Axis]: PestCo Holdings, LLC and PestCo, LLC, First lien senior secured loan 2
Coupon			9.50%
Spread			5.25%
Total investment portfolio			$ 3,856,800
Amortized Cost			3,803,200
Fair Value			$ 3,799,000
Investment, Identifier [Axis]: Phoenix Operating LLC, First lien senior secured loan
Coupon		10.77%
Spread		7.00%
Total investment portfolio		$ 72,323,000
Amortized Cost		68,766,200
Fair Value		$ 68,283,100
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc., Class B common stock
Coupon, PIK			8.00%
Shares/Units (in shares)			2,158
Amortized Cost			$ 2,158,000
Fair Value			$ 3,833,200
Investment, Identifier [Axis]: Phoenix YW Buyer, Inc. and Phoenix YW Parent, Inc., First lien senior secured loan
Coupon			9.33%
Spread			5.00%
Total investment portfolio			$ 51,123,800
Amortized Cost			49,909,000
Fair Value			$ 51,123,800
Investment, Identifier [Axis]: Pike Corporation , First lien senior secured loan
Coupon		8.20%
Spread		4.50%
Total investment portfolio		$ 175,185,100
Amortized Cost		174,313,700
Fair Value		$ 174,309,200
Investment, Identifier [Axis]: Pike Corporation, First lien senior secured loan
Coupon			7.47%
Spread			3.00%
Total investment portfolio			$ 1,035,600
Amortized Cost			1,036,100
Fair Value			1,042,600
Investment, Identifier [Axis]: Ping Identity Corp, First lien senior secured loan
Coupon		6.59%
Spread		2.75%
Total investment portfolio		$ 2,000,000
Amortized Cost		1,995,100
Fair Value		$ 2,002,500
Investment, Identifier [Axis]: Pinnacle Buyer, LLC, First lien senior secured loan 1
Coupon		6.49%
Spread		2.50%
Total investment portfolio		$ 41,723,600
Amortized Cost		41,814,600
Fair Value		$ 41,854,200
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., Common stock
Shares/Units (in shares)		866
Amortized Cost		$ 866,000	866,000
Fair Value		$ 88,300	$ 866,000
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., First lien senior secured loan
Coupon			9.32%
Spread		6.75%	4.75%
Total investment portfolio		$ 8,555,100	$ 7,308,200
Amortized Cost		8,456,800	7,188,700
Fair Value		$ 7,439,800	$ 7,173,400
Investment, Identifier [Axis]: Pinnacle MEP Intermediate Holdco LLC and BPCP Pinnacle Holdings, Inc., First lien senior secured revolving loan
Coupon			9.13%
Spread		6.75%	4.75%
Total investment portfolio		$ 952,200	$ 475,500
Amortized Cost		924,000	441,300
Fair Value		$ 761,900	$ 439,900
Investment, Identifier [Axis]: Pioneer AcquisitionCo, LLC , First lien senior secured loan
Coupon		6.94%
Spread		3.25%
Total investment portfolio		$ 12,500,000
Amortized Cost		12,469,400
Fair Value		$ 12,546,900
Investment, Identifier [Axis]: Planview Parent, Inc., First lien senior secured loan
Coupon		7.17%	7.83%
Spread		3.50%	3.50%
Total investment portfolio		$ 2,280,900	$ 31,057,200
Amortized Cost		2,283,100	31,059,200
Fair Value		$ 2,181,900	$ 31,243,800
Investment, Identifier [Axis]: PointClickCare Technologies Inc., First lien senior secured loan
Coupon		6.42%	7.58%
Spread		2.75%	3.25%
Total investment portfolio		$ 39,862,200	$ 30,223,800
Amortized Cost		39,946,100	30,284,300
Fair Value		$ 39,878,900	$ 30,374,900
Investment, Identifier [Axis]: Polaris Newco, LLC, First lien senior secured loan
Coupon		7.85%	8.85%
Spread		3.75%	4.00%
Total investment portfolio		$ 65,944,000	$ 32,946,500
Amortized Cost		64,569,000	32,826,100
Fair Value		$ 63,496,200	$ 32,980,100
Investment, Identifier [Axis]: Poseidon IntermediateCo, Inc., First lien senior secured loan
Coupon		8.23%
Spread		4.50%
Total investment portfolio		$ 27,263,300
Amortized Cost		27,011,900
Fair Value		$ 27,263,300
Investment, Identifier [Axis]: Prairie ECI Acquiror LP, First lien senior secured loan
Coupon		7.47%	8.61%
Spread		3.75%	4.25%
Total investment portfolio		$ 8,651,800	$ 11,487,300
Amortized Cost		8,645,800	11,466,500
Fair Value		$ 8,693,200	$ 11,559,100
Investment, Identifier [Axis]: Precision Concepts Parent Inc., Precision Concepts International LLC, and Precision Concepts Canada Corporation, First lien senior secured loan
Coupon		8.58%
Spread		4.75%
Total investment portfolio		$ 33,649,400
Amortized Cost		33,361,600
Fair Value		$ 33,312,900
Investment, Identifier [Axis]: Precision Concepts Parent Inc., Precision Concepts International LLC, and Precision Concepts Canada Corporation, First lien senior secured revolving loan
Coupon		8.59%
Spread		4.75%
Total investment portfolio		$ 557,600
Amortized Cost		503,400
Fair Value		$ 500,700
Investment, Identifier [Axis]: Precision Medicine Group, LLC, First lien senior secured loan
Coupon			7.43%
Spread			3.00%
Total investment portfolio			$ 15,190,100
Amortized Cost			15,137,600
Fair Value			$ 15,166,400
Investment, Identifier [Axis]: Pregis TopCo LLC, First lien senior secured loan
Coupon		7.80%	8.36%
Spread		4.00%	4.00%
Total investment portfolio		$ 16,248,100	$ 26,571,500
Amortized Cost		16,225,800	26,607,400
Fair Value		$ 16,372,900	$ 26,704,400
Investment, Identifier [Axis]: Premiere Buyer, LLC, First lien senior secured loan
Coupon		8.17%	9.32%
Spread		4.50%	4.75%
Total investment portfolio		$ 27,357,500	$ 24,471,600
Amortized Cost		27,056,600	24,139,700
Fair Value		$ 27,357,500	$ 24,471,600
Investment, Identifier [Axis]: Premise Health Holding Corp. and OMERS Bluejay Investment Holdings LP, First lien senior secured loan
Coupon		8.17%
Spread		4.50%
Total investment portfolio		$ 15,921,100
Amortized Cost		15,765,400
Fair Value		$ 15,921,100
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan 1
Coupon		11.99%	12.59%
Coupon, PIK			2.00%
Spread		8.00%	8.00%
Total investment portfolio		$ 41,338,100	$ 27,517,500
Amortized Cost		39,444,000	25,635,700
Fair Value		$ 34,724,000	$ 26,141,700
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured loan 2
Coupon			12.59%
Coupon, PIK		14.73%	2.00%
Spread		11.00%	8.00%
Total investment portfolio		$ 2,282,700	$ 13,318,400
Amortized Cost		2,282,700	12,841,200
Fair Value		$ 2,054,500	$ 12,652,500
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan 1
Coupon		9.49%	10.09%
Spread		5.50%	5.50%
Total investment portfolio		$ 1,900	$ 1,900
Amortized Cost		1,800	1,800
Fair Value		$ 1,900	$ 1,900
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, First lien senior secured revolving loan 2
Coupon		11.25%	12.00%
Spread		4.50%	4.50%
Total investment portfolio		$ 100	$ 100
Amortized Cost		100	100
Fair Value		$ 100	$ 100
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, Warrant to purchase Class A common units 1
Shares/Units (in shares)		27,163	27,163
Amortized Cost		$ 449,600	$ 449,600
Fair Value		$ 0	$ 4,286,000
Investment, Identifier [Axis]: Priority Waste Holdings LLC, Priority Waste Holdings Indiana LLC and Priority Waste Super Holdings, LLC, Warrant to purchase Class A common units 2
Shares/Units (in shares)		8,780	8,780
Amortized Cost		$ 1,223,900	$ 1,223,900
Fair Value		$ 0	$ 1,385,300
Investment, Identifier [Axis]: Project Alliance Buyer, LLC, First lien senior secured loan
Coupon		8.82%
Spread		5.00%
Total investment portfolio		$ 9,103,500
Amortized Cost		8,974,800
Fair Value		$ 8,966,900
Investment, Identifier [Axis]: Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc., First lien senior secured loan
Coupon			7.58%
Spread			3.25%
Total investment portfolio			$ 17,000,000
Amortized Cost			16,957,500
Fair Value			$ 17,098,300
Investment, Identifier [Axis]: Project Alpha Intermediate Holding, Inc. and Qlik Parent, Inc., First lien senior secured loan 1
Coupon			7.58%
Spread			3.25%
Total investment portfolio			$ 8,973,300
Amortized Cost			9,007,000
Fair Value			$ 9,025,200
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, First lien senior secured loan
Coupon		6.42%	8.15%
Spread		2.75%	3.50%
Total investment portfolio		$ 36,772,600	$ 52,769,400
Amortized Cost		36,702,900	52,692,800
Fair Value		$ 36,849,100	$ 53,081,300
Investment, Identifier [Axis]: Project Boost Purchaser, LLC, Second lien senior secured loan
Coupon			9.90%
Spread			5.25%
Total investment portfolio			$ 7,670,200
Amortized Cost			7,642,500
Fair Value			$ 7,814,000
Investment, Identifier [Axis]: Project Cardinal Acquisition, LLC, First lien senior secured loan
Coupon		8.49%
Spread		4.50%
Total investment portfolio		$ 18,057,000
Amortized Cost		17,883,000
Fair Value		$ 17,876,500
Investment, Identifier [Axis]: Project Castle, Inc., First lien senior secured loan
Coupon		9.36%
Spread		5.50%
Total investment portfolio		$ 28,051,300
Amortized Cost		22,808,500
Fair Value		$ 18,058,000
Investment, Identifier [Axis]: Project Ruby Ultimate Parent Corp., First lien senior secured loan
Coupon		6.74%	7.47%
Spread		2.75%	3.00%
Total investment portfolio		$ 110,578,000	$ 36,000,000
Amortized Cost		110,613,700	36,105,600
Fair Value		$ 110,834,500	$ 36,127,400
Investment, Identifier [Axis]: Proofpoint, Inc., First lien senior secured loan
Coupon		6.92%	7.36%
Spread		3.00%	3.00%
Total investment portfolio		$ 105,783,100	$ 60,072,800
Amortized Cost		105,794,700	60,099,900
Fair Value		$ 106,230,500	$ 60,320,900
Investment, Identifier [Axis]: Proofpoint, Inc., Second lien senior secured loan 1
Coupon		7.66%
Spread		5.75%
Total investment portfolio		$ 26,569,500
Amortized Cost		26,079,700
Fair Value		$ 26,303,800
Investment, Identifier [Axis]: Proofpoint, Inc., Second lien senior secured loan 2
Coupon		9.53%
Spread		5.75%
Total investment portfolio		$ 25,870,500
Amortized Cost		25,613,900
Fair Value		$ 25,611,800
Investment, Identifier [Axis]: Propagate Content LLC, Preferred equity
Coupon, PIK		8.00%
Shares/Units (in shares)		4
Amortized Cost		$ 4,007,800
Fair Value		$ 4,083,500
Investment, Identifier [Axis]: Propulsion (BC) Newco LLC, First lien senior secured loan
Coupon			7.58%
Spread			3.25%
Total investment portfolio			$ 21,733,800
Amortized Cost			21,781,900
Fair Value			$ 21,920,100
Investment, Identifier [Axis]: Providence Equity Partners (Midsummer) L.P., Limited partnership interest
Shares/Units (as a percent)		0.06
Amortized Cost		$ 613,600
Fair Value		$ 836,300
Investment, Identifier [Axis]: Providence Equity Partners VII, L.P., Limited partnership interest
Shares/Units (as a percent)		0.07
Amortized Cost		$ 385,500
Fair Value		$ 582,700
Investment, Identifier [Axis]: Providence Equity Partners VII-A L.P., Limited partnership interest
Shares/Units (as a percent)		0.2
Amortized Cost		$ 1,598,200
Fair Value		$ 1,675,500
Investment, Identifier [Axis]: Providence Equity Partners VIII, L.P., Limited partnership interest
Shares/Units (as a percent)		0.06
Amortized Cost		$ 2,826,500
Fair Value		$ 3,641,400
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP, First lien senior secured loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 15,383,700
Amortized Cost		15,199,300
Fair Value		$ 15,162,700
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP, First lien senior secured revolving loan 1
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 384,800
Amortized Cost		369,600
Fair Value		$ 370,400
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP, First lien senior secured revolving loan 2
Coupon		10.50%
Spread		3.75%
Total investment portfolio		$ 384,800
Amortized Cost		369,600
Fair Value		$ 370,400
Investment, Identifier [Axis]: PumpTech, LLC and Impel CV-B, LP, Limited partnership interest
Shares/Units (in shares)		958,338
Amortized Cost		$ 979,600
Fair Value		$ 942,200
Investment, Identifier [Axis]: Purple Garden Invest (D) AB, Limited partnership interest
Shares/Units (as a percent)		0.21
Amortized Cost		$ 1,043,700
Fair Value		$ 1,203,800
Investment, Identifier [Axis]: PushPay USA Inc., First lien senior secured loan
Coupon		7.62%	8.83%
Spread		3.75%	4.50%
Total investment portfolio		$ 39,376,000	$ 31,846,000
Amortized Cost		39,381,800	31,814,200
Fair Value		$ 39,228,300	$ 32,005,200
Investment, Identifier [Axis]: QBS Parent, Inc., First lien senior secured loan
Coupon		8.17%	9.27%
Spread		4.50%	4.75%
Total investment portfolio		$ 14,636,700	$ 13,431,200
Amortized Cost		14,574,500	13,365,500
Fair Value		$ 14,636,700	$ 13,364,000
Investment, Identifier [Axis]: QBS Parent, Inc., First lien senior secured revolving loan
Coupon		8.22%
Spread		4.50%
Total investment portfolio		$ 135,500
Amortized Cost		129,200
Fair Value		$ 135,500
Investment, Identifier [Axis]: QF Holdings, Inc., First lien senior secured loan
Coupon		8.19%
Spread		4.50%
Total investment portfolio		$ 88,024,300
Amortized Cost		87,584,700
Fair Value		$ 87,584,200
Investment, Identifier [Axis]: QualityTech, LP, First lien senior secured loan
Coupon			8.02%
Spread			3.50%
Total investment portfolio			$ 22,000,000
Amortized Cost			21,784,300
Fair Value			$ 22,055,000
Investment, Identifier [Axis]: Qualtrics Acquireco, LLC, First lien senior secured loan
Coupon			7.08%
Spread			2.75%
Total investment portfolio			$ 19,343,300
Amortized Cost			19,331,700
Fair Value			$ 19,464,200
Investment, Identifier [Axis]: Quartz Holding Company, First lien senior secured loan
Coupon		6.97%	7.86%
Spread		3.25%	3.50%
Total investment portfolio		$ 4,017,200	$ 7,081,500
Amortized Cost		4,012,200	7,061,900
Fair Value		$ 3,989,600	$ 7,116,900
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P., First lien senior secured loan
Coupon		8.47%	9.11%
Spread		4.75%	4.75%
Total investment portfolio		$ 67,925,200	$ 53,955,300
Amortized Cost		67,313,200	53,233,700
Fair Value		$ 67,925,200	53,955,300
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P., Limited partnership interest
Shares/Units (in shares)		12,049,000
Amortized Cost		$ 12,049,000
Fair Value		$ 14,878,000
Investment, Identifier [Axis]: Quick Quack Car Wash Holdings, LLC and KKR Game Changer Co-Invest Feeder II L.P., Limited partnership interests
Shares/Units (in shares)		12,049,000
Amortized Cost			12,049,000
Fair Value			$ 12,506,900
Investment, Identifier [Axis]: Quikrete Holdings, Inc., First lien senior secured loan
Coupon			6.61%
Spread			2.25%
Total investment portfolio			$ 9,476,100
Amortized Cost			9,476,100
Fair Value			$ 9,465,200
Investment, Identifier [Axis]: Quintain Investments Holdings Limited, Private asset backed investment 1
Coupon			11.00%
Shares/Units (in shares)			31,418,350
Amortized Cost			$ 40,675,900
Fair Value			$ 39,302,800
Investment, Identifier [Axis]: Quintain Investments Holdings Limited, Private asset backed investment 2
Shares/Units (in shares)			54,289
Investment, Identifier [Axis]: Quintain Investments Holdings Limited, Private asset-backed investment 1
Shares/Units (in shares)		37,444,573
Amortized Cost		$ 48,715,000
Fair Value		$ 57,205,300
Investment, Identifier [Axis]: Quintain Investments Holdings Limited, Private asset-backed investment 2
Shares/Units (in shares)		54,289
Investment, Identifier [Axis]: Quirch Foods Holdings, LLC, First lien senior secured loan
Coupon		10.34%
Spread		6.50%
Total investment portfolio		$ 102,670,700
Amortized Cost		101,672,100
Fair Value		$ 101,644,000
Investment, Identifier [Axis]: RFS Opco LLC, First lien senior secured loan
Coupon			9.08%
Spread			4.75%
Total investment portfolio			$ 42,393,800
Amortized Cost			42,014,900
Fair Value			$ 42,393,800
Investment, Identifier [Axis]: RRAM 2022-21, Collaterized loan obligation
Coupon			12.90%
Total investment portfolio			$ 13,070,000
Amortized Cost			9,606,200
Fair Value			$ 9,613,200
Investment, Identifier [Axis]: RRAM 2022-21, Collaterized loan obligation 1
Coupon		10.69%
Spread		6.79%
Total investment portfolio		$ 250,000
Amortized Cost		249,000
Fair Value		$ 227,800
Investment, Identifier [Axis]: RRAM 2022-21, Collaterized loan obligation 2
Coupon		9.48%
Total investment portfolio		$ 13,070,000
Amortized Cost		8,651,200
Fair Value		$ 7,076,400
Investment, Identifier [Axis]: RRAM 2022-23, Collaterized loan obligation
Coupon		8.90%
Spread		5.00%
Total investment portfolio		$ 4,390,000
Amortized Cost		4,390,000
Fair Value		$ 4,414,200
Investment, Identifier [Axis]: RRAM 2022-24, Collaterized loan obligation
Coupon		10.68%
Spread		6.78%
Total investment portfolio		$ 700,000
Amortized Cost		697,800
Fair Value		$ 689,500
Investment, Identifier [Axis]: RRAM 2023-25, Collaterized loan obligation
Coupon		11.15%
Spread		7.25%
Total investment portfolio		$ 800,000
Amortized Cost		806,200
Fair Value		$ 778,400
Investment, Identifier [Axis]: RRAM 2023-27, Collaterized loan obligation 2
Coupon		14.64%
Total investment portfolio		$ 5,580,000
Amortized Cost		4,603,500
Fair Value		$ 4,644,800
Investment, Identifier [Axis]: RRAM 2024-29R, Collaterized loan obligation
Coupon		14.13%
Total investment portfolio		$ 5,205,000
Amortized Cost		3,023,600
Fair Value		$ 3,041,700
Investment, Identifier [Axis]: RRAM 2024-30, Collaterized loan obligation
Coupon			12.46%
Total investment portfolio			$ 7,000,000
Amortized Cost			6,457,500
Fair Value			$ 6,411,200
Investment, Identifier [Axis]: RRAM 2024-30, Collaterized loan obligation 1
Coupon		10.22%
Spread		6.32%
Total investment portfolio		$ 400,000
Amortized Cost		394,700
Fair Value		$ 394,100
Investment, Identifier [Axis]: RRAM 2024-30, Collaterized loan obligation 2
Coupon		11.87%
Total investment portfolio		$ 7,000,000
Amortized Cost		6,029,300
Fair Value		$ 5,569,000
Investment, Identifier [Axis]: RRAM 2024-31, Collaterized loan obligation 1
Coupon		10.77%
Spread		6.87%
Total investment portfolio		$ 450,000
Amortized Cost		450,500
Fair Value		$ 445,000
Investment, Identifier [Axis]: RRAM 2024-31, Collaterized loan obligation 2
Coupon		14.25%
Total investment portfolio		$ 11,200,000
Amortized Cost		8,933,000
Fair Value		$ 8,951,200
Investment, Identifier [Axis]: RRAM 2024-33, Collaterized loan obligation
Coupon		10.71%
Spread		6.81%
Total investment portfolio		$ 500,000
Amortized Cost		498,500
Fair Value		$ 494,700
Investment, Identifier [Axis]: RRAM 2024-35, Collaterized loan obligation
Coupon		10.71%
Spread		6.81%
Total investment portfolio		$ 500,000
Amortized Cost		498,700
Fair Value		$ 493,900
Investment, Identifier [Axis]: RRAM 2025-37, Collaterized loan obligation
Coupon		8.55%
Spread		4.65%
Total investment portfolio		$ 1,062,500
Amortized Cost		1,062,500
Fair Value		$ 1,060,800
Investment, Identifier [Axis]: RRAM 2025-38, Collaterized loan obligation
Coupon		12.99%
Total investment portfolio		$ 2,580,000
Amortized Cost		2,301,000
Fair Value		$ 2,114,600
Investment, Identifier [Axis]: RRAM 2025-40, Collaterized loan obligation
Coupon		10.05%
Spread		5.75%
Total investment portfolio		$ 8,750,000
Amortized Cost		8,750,000
Fair Value		$ 8,842,900
Investment, Identifier [Axis]: RVRPK 2024-1, Collaterized loan obligation
Coupon			9.15%
Spread			4.80%
Total investment portfolio			$ 6,500,000
Amortized Cost			6,500,000
Fair Value			$ 6,516,300
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan
Coupon		8.61%
Spread		4.75%
Total investment portfolio		$ 9,165,700
Amortized Cost		9,077,900
Fair Value		$ 9,165,700
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan 1
Coupon			9.27%
Spread			4.75%
Total investment portfolio			$ 7,750,000
Amortized Cost			7,674,200
Fair Value			$ 7,672,500
Investment, Identifier [Axis]: RWA Wealth Partners, LLC, First lien senior secured loan 2
Coupon			9.16%
Spread			4.75%
Total investment portfolio			$ 390,000
Amortized Cost			359,400
Fair Value			$ 357,500
Investment, Identifier [Axis]: Radiant Intermediate Holding, LLC, First lien senior secured loan
Coupon		9.92%	10.61%
Coupon, PIK			3.00%
Spread		6.00%	6.00%
Total investment portfolio		$ 917,100	$ 907,700
Amortized Cost		911,000	894,800
Fair Value		$ 862,000	$ 789,700
Investment, Identifier [Axis]: Radiate Holdco LLC , First lien senior secured loan
Coupon		7.79%
Spread		4.00%
Total investment portfolio		$ 12,344,600
Amortized Cost		12,100,900
Fair Value		$ 12,159,500
Investment, Identifier [Axis]: Radnet Management, Inc., First lien senior secured loan
Coupon		6.07%	6.77%
Spread		2.25%	2.25%
Total investment portfolio		$ 5,174,000	$ 23,212,800
Amortized Cost		5,184,600	23,155,200
Fair Value		$ 5,188,200	$ 23,308,200
Investment, Identifier [Axis]: Raising Cane’s Restaurants LLC, First lien senior, secured loan
Coupon		5.84%
Spread		2.00%
Total investment portfolio		$ 23,579,000
Amortized Cost		23,558,100
Fair Value		$ 23,623,300
Investment, Identifier [Axis]: Ranpak Corp., First lien senior secured loan
Coupon			8.85%
Spread			4.50%
Total investment portfolio			$ 8,000,000
Amortized Cost			7,920,000
Fair Value			$ 7,980,000
Investment, Identifier [Axis]: Raven Acquisition Holdings, LLC, First lien senior secured loan
Coupon		6.72%	7.61%
Spread		3.00%	3.25%
Total investment portfolio		$ 38,820,200	$ 48,121,600
Amortized Cost		38,831,900	47,962,400
Fair Value		$ 38,929,200	$ 48,200,000
Investment, Identifier [Axis]: Reagent Chemical amp; Research, LLC, First lien senior secured loan
Coupon		9.12%	9.61%
Spread		5.25%	5.25%
Total investment portfolio		$ 52,104,200	$ 49,891,900
Amortized Cost		51,320,600	48,990,000
Fair Value		$ 52,104,200	$ 49,891,900
Investment, Identifier [Axis]: RealPage, Inc., First lien senior secured loan 1
Coupon		7.42%	8.08%
Spread		3.75%	3.75%
Total investment portfolio		$ 36,707,500	$ 33,000,000
Amortized Cost		36,602,900	32,835,000
Fair Value		$ 36,787,900	$ 33,082,500
Investment, Identifier [Axis]: RealPage, Inc., First lien senior secured loan 2
Coupon		7.18%	7.59%
Spread		3.00%	3.00%
Total investment portfolio		$ 17,117,700	$ 18,929,100
Amortized Cost		17,019,100	18,813,700
Fair Value		$ 17,095,100	$ 18,873,200
Investment, Identifier [Axis]: Recess Holdings, Inc., First lien senior secured loan
Coupon			9.09%
Spread			4.50%
Total investment portfolio			$ 20,306,300
Amortized Cost			20,368,600
Fair Value			$ 20,477,700
Investment, Identifier [Axis]: Red Garden Invest (D) AB, Limited partnership interest
Shares/Units (as a percent)		0.21
Amortized Cost		$ 1,379,300
Fair Value		$ 1,599,900
Investment, Identifier [Axis]: Redwood Services LP, First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 36,347,400
Amortized Cost		35,967,700
Fair Value		$ 36,347,400
Investment, Identifier [Axis]: RegionalCare Hospital Partners Holdings, Inc., First lien senior secured loan
Coupon		7.33%	7.96%
Spread			3.50%
Total investment portfolio			$ 10,877,700
Amortized Cost			10,891,000
Fair Value			$ 10,891,300
Investment, Identifier [Axis]: Resonetics, LLC, First lien senior secured loan
Coupon		6.59%	7.60%
Spread		2.75%	3.25%
Total investment portfolio		$ 49,390,900	$ 29,652,700
Amortized Cost		49,372,300	29,661,400
Fair Value		$ 49,440,300	$ 29,808,700
Investment, Identifier [Axis]: Retained Vantage Data Centers Intermediate Holdco, LP and Retained Vantage Data Centers Assets, LP , Senior subordinated loan
Coupon		9.50%
Total investment portfolio		$ 42,406,000
Amortized Cost		41,673,100
Fair Value		$ 41,663,900
Investment, Identifier [Axis]: Revival Animal Health, LLC, First lien senior secured loan
Coupon		9.72%
Spread		6.00%
Total investment portfolio		$ 30,984,000
Amortized Cost		30,799,900
Fair Value		$ 29,744,700
Investment, Identifier [Axis]: Revival Animal Health, LLC, First lien senior secured revolving loan
Coupon		9.73%
Spread		6.00%
Total investment portfolio		$ 1,902,600
Amortized Cost		1,889,900
Fair Value		$ 1,826,500
Investment, Identifier [Axis]: Ring Container Technologies Group, LLC, First lien senior secured loan
Coupon			7.11%
Spread			2.75%
Total investment portfolio			$ 3,069,500
Amortized Cost			3,076,400
Fair Value			$ 3,074,100
Investment, Identifier [Axis]: Rocket Software, Inc., First lien senior secured loan
Coupon			8.61%
Spread			4.25%
Total investment portfolio			$ 30,005,000
Amortized Cost			30,066,500
Fair Value			$ 30,192,500
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, Class A preferred units
Coupon, PIK			10.00%
Shares/Units (in shares)			2,124,000
Amortized Cost			$ 2,231,500
Fair Value			$ 3,912,400
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, Class A preferred units, 10.00% PIK
Coupon, PIK		10.00%
Shares/Units (in shares)		2,124,000
Amortized Cost		$ 2,463,200
Fair Value		$ 1,981,100
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, First lien senior secured loan
Coupon			9.77%
Spread			5.25%
Total investment portfolio			$ 18,605,000
Amortized Cost			18,349,300
Fair Value			$ 18,326,000
Investment, Identifier [Axis]: Royal Borrower, LLC and Royal Parent, LP, First lien senior secured loan, 9.43%
Coupon		9.00%
Spread		5.25%
Total investment portfolio		$ 18,304,500
Amortized Cost		18,098,700
Fair Value		$ 18,304,500
Investment, Identifier [Axis]: Runway Bidco, LLC, First lien senior secured loan
Coupon		8.67%	9.33%
Spread		5.00%	5.00%
Total investment portfolio		$ 1,931,900	$ 1,946,500
Amortized Cost		1,915,400	1,927,100
Fair Value		$ 1,912,600	$ 1,927,000
Investment, Identifier [Axis]: Ryan Specialty Group, LLC, First lien senior secured loan
Coupon			6.61%
Spread			2.25%
Total investment portfolio			$ 23,744,500
Amortized Cost			23,710,500
Fair Value			$ 23,803,800
Investment, Identifier [Axis]: SCIH Salt Holdings Inc., First lien senior secured loan
Coupon		5.52%	7.57%
Spread		1.75%	3.00%
Total investment portfolio		$ 85,028,100	$ 50,091,700
Amortized Cost		84,953,600	50,093,700
Fair Value		$ 85,152,300	$ 50,173,300
Investment, Identifier [Axis]: SGM Acquisition Sub, LLC and Schill Holdings, LP, Common units
Shares/Units (in shares)		1,010,000
Amortized Cost		$ 1,010,000
Fair Value		$ 1,010,000
Investment, Identifier [Axis]: SGM Acquisition Sub, LLC and Schill Holdings, LP, First lien senior secured loan
Coupon		8.72%
Spread		5.00%
Total investment portfolio		$ 17,727,100
Amortized Cost		17,551,200
Fair Value		$ 17,638,400
Investment, Identifier [Axis]: SIG Parent Holdings, LLC, First lien senior secured loan
Coupon		8.47%	9.36%
Spread		4.75%	5.00%
Total investment portfolio		$ 32,150,800	$ 25,492,900
Amortized Cost		31,891,300	25,185,400
Fair Value		$ 32,150,800	$ 25,167,000
Investment, Identifier [Axis]: SIXST 2020-16, Collaterized loan obligation
Coupon		9.24%
Total investment portfolio		$ 1,400,000
Amortized Cost		796,500
Fair Value		$ 821,300
Investment, Identifier [Axis]: SIXST 2021-17, Collaterized loan obligation
Coupon		17.20%	11.00%
Total investment portfolio		$ 5,550,000	$ 5,550,000
Amortized Cost		3,686,400	3,787,900
Fair Value		$ 3,690,400	$ 3,582,200
Investment, Identifier [Axis]: SIXST 2021-20, Collaterized loan obligation
Coupon		9.38%
Spread		5.50%
Total investment portfolio		$ 3,250,000
Amortized Cost		3,250,000
Fair Value		$ 3,253,300
Investment, Identifier [Axis]: SIXST 2022-21, Collaterized loan obligation
Coupon		9.62%	10.39%
Spread		5.75%	5.75%
Total investment portfolio		$ 2,025,000	$ 2,025,000
Amortized Cost		2,025,000	2,025,000
Fair Value		$ 2,048,000	$ 2,080,000
Investment, Identifier [Axis]: SIXST 2022-21, Collaterized loan obligation 2
Coupon		14.43%
Total investment portfolio		$ 5,242,000
Amortized Cost		3,415,400
Fair Value		$ 3,124,500
Investment, Identifier [Axis]: SIXST 2022-33, Collaterized loan obligation
Coupon			9.69%
Spread			5.35%
Total investment portfolio			$ 2,500,000
Amortized Cost			2,500,000
Fair Value			$ 2,512,500
Investment, Identifier [Axis]: SIXST 2024-26, Collaterized loan obligation
Coupon		9.53%
Spread		5.65%
Total investment portfolio		$ 650,000
Amortized Cost		653,600
Fair Value		$ 655,200
Investment, Identifier [Axis]: SIXST 2024-27, Collaterized loan obligation
Coupon		9.13%	9.61%
Spread		5.25%	5.25%
Total investment portfolio		$ 1,750,000	$ 1,750,000
Amortized Cost		1,750,000	1,750,000
Fair Value		$ 1,762,400	$ 1,754,400
Investment, Identifier [Axis]: SIXST 2025-28, Collaterized loan obligation 1
Coupon		9.32%
Spread		5.45%
Total investment portfolio		$ 725,000
Amortized Cost		725,000
Fair Value		$ 739,500
Investment, Identifier [Axis]: SIXST 2025-28, Collaterized loan obligation 2
Coupon		11.22%
Total investment portfolio		$ 2,873,000
Amortized Cost		2,292,900
Fair Value		$ 2,118,900
Investment, Identifier [Axis]: SIXST 2025-29, Collaterized loan obligation
Coupon		12.11%
Total investment portfolio		$ 4,870,000
Amortized Cost		4,392,700
Fair Value		$ 4,273,900
Investment, Identifier [Axis]: SIXST 2025-30, Collaterized loan obligation 1
Coupon		9.14%
Spread		4.85%
Total investment portfolio		$ 2,300,000
Amortized Cost		2,300,000
Fair Value		$ 2,328,800
Investment, Identifier [Axis]: SIXST 2025-30, Collaterized loan obligation 2
Coupon		11.64%
Total investment portfolio		$ 6,315,000
Amortized Cost		5,516,200
Fair Value		$ 5,325,100
Investment, Identifier [Axis]: SIXST 2025-31, Collaterized loan obligation
Coupon		11.50%
Total investment portfolio		$ 20,105,000
Amortized Cost		17,083,800
Fair Value		$ 17,086,200
Investment, Identifier [Axis]: SPEAK 2024-11, Collaterized loan obligation
Coupon		16.55%	13.48%
Total investment portfolio		$ 4,000,000	$ 4,000,000
Amortized Cost		3,090,800	3,468,400
Fair Value		$ 3,206,800	$ 3,891,600
Investment, Identifier [Axis]: SPX Flow, Inc., First lien senior secured loan
Coupon		6.47%	7.36%
Spread		2.75%	3.00%
Total investment portfolio		$ 15,601,100	$ 13,886,900
Amortized Cost		15,645,200	13,931,700
Fair Value		$ 15,631,800	$ 13,989,700
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation
Coupon			10.81%
Spread			6.15%
Total investment portfolio			$ 3,375,000
Amortized Cost			3,375,000
Fair Value			$ 3,448,000
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation 1
Coupon		10.05%
Spread		6.15%
Total investment portfolio		$ 1,687,500
Amortized Cost		1,687,500
Fair Value		$ 1,674,400
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation 2
Coupon		12.13%
Total investment portfolio		$ 20,240,000
Amortized Cost		15,815,800
Fair Value		13,079,600
Investment, Identifier [Axis]: STKPK 2022-1, Collaterized loan obligation 3
Total investment portfolio		20,240,000
Amortized Cost		185,300
Fair Value		$ 597,700
Investment, Identifier [Axis]: SV Newco 2, Inc. and Site 2020 Incorporated, First lien senior secured loan 1
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 27,107,300
Amortized Cost		26,852,300
Fair Value		$ 27,107,300
Investment, Identifier [Axis]: SV Newco 2, Inc. and Site 2020 Incorporated, First lien senior secured loan 2
Coupon		10.50%
Spread		3.75%
Total investment portfolio		$ 1,916,400
Amortized Cost		1,905,200
Fair Value		$ 1,916,400
Investment, Identifier [Axis]: SV Newco 2, Inc., First lien senior secured loan
Coupon			9.26%
Spread			4.75%
Total investment portfolio			$ 16,218,900
Amortized Cost			15,996,000
Fair Value			16,218,900
Investment, Identifier [Axis]: SV Newco 2, Inc., First lien senior secured revolving loan
Total investment portfolio			0
Amortized Cost			0
Fair Value			$ 0
Investment, Identifier [Axis]: SYMP 2022-33, Collaterized loan obligation
Coupon		9.22%
Spread		5.35%
Total investment portfolio		$ 1,250,000
Amortized Cost		1,250,000
Fair Value		$ 1,195,100
Investment, Identifier [Axis]: SYMP 2022-36, Collaterized loan obligation
Coupon			11.63%
Spread			7.00%
Total investment portfolio			$ 1,120,000
Amortized Cost			1,120,000
Fair Value			$ 1,148,200
Investment, Identifier [Axis]: SYMP 2023-40 Collaterized loan obligation
Coupon			9.67%
Spread			5.25%
Total investment portfolio			$ 1,500,000
Amortized Cost			1,500,000
Fair Value			$ 1,507,800
Investment, Identifier [Axis]: SYMP 2023-40, Collaterized loan obligation
Coupon		9.16%
Spread		5.25%
Total investment portfolio		$ 1,500,000
Amortized Cost		1,500,000
Fair Value		$ 1,507,300
Investment, Identifier [Axis]: Saber Parent Holdings Corp. and MSHC, Inc., First lien senior secured loan
Coupon		8.23%
Spread		4.50%
Total investment portfolio		$ 14,291,700
Amortized Cost		14,220,700
Fair Value		$ 14,220,200
Investment, Identifier [Axis]: SageSure Holdings, LLC and SageSure LLC, First lien senior secured loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 66,683,900
Amortized Cost		66,017,900
Fair Value		$ 66,683,900
Investment, Identifier [Axis]: Sandlot Action Sports, LLC, Common units
Shares/Units (in shares)		3,384	3,384
Amortized Cost		$ 25,000	$ 25,000
Fair Value		$ 21,700	$ 25,000
Investment, Identifier [Axis]: Sapphire Software Buyer, Inc., First lien senior secured loan
Coupon		8.87%	9.75%
Coupon, PIK			3.00%
Spread		5.00%	5.50%
Total investment portfolio		$ 40,564,300	$ 47,334,500
Amortized Cost		40,236,300	46,881,800
Fair Value		$ 40,564,300	$ 46,861,100
Investment, Identifier [Axis]: Saturn Purchaser Corp., First lien senior secured loan
Coupon		8.71%	9.81%
Spread		4.85%	5.25%
Total investment portfolio		$ 7,505,700	$ 7,678,700
Amortized Cost		7,482,100	7,649,600
Fair Value		$ 7,505,700	$ 7,678,700
Investment, Identifier [Axis]: Sedgwick Claims Management Services, Inc., First lien senior secured loan
Coupon		6.22%	7.59%
Spread		2.50%	3.00%
Total investment portfolio		$ 56,633,800	$ 50,382,900
Amortized Cost		56,562,000	50,360,700
Fair Value		$ 56,799,200	$ 50,634,800
Investment, Identifier [Axis]: Select Medical Corporation, First lien senior secured loan
Coupon			6.53%
Spread			2.00%
Total investment portfolio			$ 5,500,000
Amortized Cost			5,493,200
Fair Value			$ 5,511,400
Investment, Identifier [Axis]: Service Logic Acquisition, Inc. and MSHC, Inc., First lien senior secured loan
Coupon			8.09%
Spread			3.50%
Total investment portfolio			$ 36,409,400
Amortized Cost			36,450,800
Fair Value			$ 36,614,400
Investment, Identifier [Axis]: Severin Acquisition, LLC, First lien senior secured loan
Coupon		8.47%	9.36%
Coupon, PIK		2.25%	2.25%
Spread		4.75%	5.00%
Total investment portfolio		$ 110,169,000	$ 112,313,200
Amortized Cost		109,232,700	111,236,600
Fair Value		$ 108,881,500	$ 111,190,000
Investment, Identifier [Axis]: Sharp Midco LLC, First lien senior secured loan
Coupon		6.67%	7.58%
Spread		3.00%	3.25%
Total investment portfolio		$ 44,729,500	$ 30,233,200
Amortized Cost		44,760,700	30,207,000
Fair Value		$ 44,841,400	$ 30,479,000
Investment, Identifier [Axis]: Shout! Factory, LLC, First lien senior secured loan
Coupon		8.92%
Spread		5.25%
Total investment portfolio		$ 17,653,800
Amortized Cost		17,411,300
Fair Value		$ 17,389,000
Investment, Identifier [Axis]: Shout! Factory, LLC, First lien senior secured revolving loan
Coupon		8.93%
Spread		5.25%
Total investment portfolio		$ 276,000
Amortized Cost		245,700
Fair Value		$ 242,900
Investment, Identifier [Axis]: Signant Finance One Limited and Bracket Intermediate Holding Corp., First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 22,093,600
Amortized Cost		21,876,500
Fair Value		$ 21,872,700
Investment, Identifier [Axis]: Signia Aerospace, LLC, First lien senior secured loan
Coupon		6.57%	7.40%
Spread		2.75%	3.00%
Total investment portfolio		$ 7,207,400	$ 25,846,200
Amortized Cost		7,192,100	25,781,900
Fair Value		$ 7,225,500	$ 25,797,800
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., Common stock
Shares/Units (in shares)		1,646	100
Amortized Cost		$ 3,917,100	$ 100,000
Fair Value		$ 4,064,000	$ 263,300
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured loan
Coupon		8.34%	9.83%
Spread		4.50%	5.50%
Total investment portfolio		$ 143,021,600	$ 38,751,200
Amortized Cost		141,759,900	38,009,100
Fair Value		$ 141,591,600	$ 38,753,100
Investment, Identifier [Axis]: Silk Holdings III Corp. and Silk Holdings I Corp., First lien senior secured revolving loan
Coupon		8.34%	8.33%
Spread		4.50%	4.00%
Total investment portfolio		$ 2,053,300	$ 3,300,300
Amortized Cost		1,951,800	3,242,200
Fair Value		$ 1,950,600	$ 3,300,300
Investment, Identifier [Axis]: Silver Lake Partners IV, L.P., Limited partnership interests
Shares/Units (as a percent)		0.02
Amortized Cost		$ 1,467,200
Fair Value		$ 1,918,600
Investment, Identifier [Axis]: Silver Midco 1 GmbH and Silver Bidco GmbH, First lien senior secured loan
Coupon		7.27%
Spread		5.25%
Total investment portfolio		$ 10,356,800
Amortized Cost		10,175,200
Fair Value		$ 10,149,700
Investment, Identifier [Axis]: Silver Midco 1 GmbH and Silver Bidco GmbH, Senior subordinated loan
Coupon		12.50%
Total investment portfolio		$ 31,881,800
Amortized Cost		31,322,400
Fair Value		$ 31,244,200
Investment, Identifier [Axis]: Slaine Holdings LLC, Senior subordinated loan
Coupon		10.47%
Spread		6.75%
Total investment portfolio		$ 64,445,200
Amortized Cost		63,313,700
Fair Value		$ 64,445,200
Investment, Identifier [Axis]: Solar Bidco Limited, First lien senior secured loan
Coupon		8.27%	8.43%
Spread		6.25%	5.75%
Total investment portfolio		$ 5,640,400	$ 3,712,900
Amortized Cost		5,201,800	3,579,800
Fair Value		$ 5,719,300	$ 3,589,700
Investment, Identifier [Axis]: Sophia, L.P., First lien senior secured loan
Coupon		6.47%	7.36%
Spread		2.75%	3.00%
Total investment portfolio		$ 62,323,200	$ 15,202,500
Amortized Cost		62,318,200	15,139,200
Fair Value		$ 62,634,800	$ 15,289,900
Investment, Identifier [Axis]: Sophia, L.P., Second lien senior secured loan
Coupon		8.47%	9.11%
Spread		4.75%	4.75%
Total investment portfolio		$ 5,764,700	$ 12,000,000
Amortized Cost		5,752,200	11,970,300
Fair Value		$ 5,802,500	$ 12,200,000
Investment, Identifier [Axis]: Sotera Health Holdings, LLC, First lien senior secured loan
Coupon			7.84%
Spread			3.25%
Total investment portfolio			$ 5,796,900
Amortized Cost			5,770,300
Fair Value			$ 5,800,600
Investment, Identifier [Axis]: South Field Energy LLC, First lien senior secured loan
Coupon		7.00%
Spread		3.00%
Total investment portfolio		$ 500
Amortized Cost		500
Fair Value		$ 500
Investment, Identifier [Axis]: South Field, LLC, First lien senior secured loan
Coupon			8.08%
Spread			3.75%
Total investment portfolio			$ 9,848,100
Amortized Cost			9,829,400
Fair Value			$ 9,905,500
Investment, Identifier [Axis]: South Florida Motorsports, LLC, Class A common interest
Shares/Units (in shares)		20	20
Amortized Cost		$ 4,225,000	$ 4,139,200
Fair Value		$ 6,427,000	$ 4,139,800
Investment, Identifier [Axis]: Spaceship Purchaser, Inc., First lien senior secured loan
Coupon		7.92%	9.33%
Spread		4.25%	5.00%
Total investment portfolio		$ 77,489,500	$ 104,275,000
Amortized Cost		76,848,500	103,263,600
Fair Value		$ 77,489,500	$ 103,232,200
Investment, Identifier [Axis]: Spark Purchaser, Inc., First lien senior secured loan
Coupon		9.17%	9.83%
Spread		5.50%	5.50%
Total investment portfolio		$ 15,292,500	$ 17,254,100
Amortized Cost		15,063,100	16,946,000
Fair Value		$ 15,292,500	$ 17,254,100
Investment, Identifier [Axis]: Specialty Building Products Holdings, LLC, First lien senior secured loan
Coupon			8.21%
Spread			3.75%
Total investment portfolio			$ 6,985,000
Amortized Cost			6,952,400
Fair Value			$ 6,942,800
Investment, Identifier [Axis]: Spindrift Beverage Co., Inc. and SBC Aggregator LP, First lien senior secured loan
Coupon		8.94%
Spread		5.00%
Total investment portfolio		$ 10,096,600
Amortized Cost		9,986,000
Fair Value		$ 10,096,600
Investment, Identifier [Axis]: Spindrift Beverage Co., Inc. and SBC Aggregator LP, Limited partnership units
Shares/Units (in shares)		7,249
Amortized Cost		$ 7,249,400
Fair Value		$ 9,363,600
Investment, Identifier [Axis]: Sport Maska Inc., First lien senior secured loan
Coupon		7.77%
Spread		5.50%
Total investment portfolio		$ 21,143,800
Amortized Cost		19,749,300
Fair Value		$ 21,143,800
Investment, Identifier [Axis]: Sport Maska Inc., First lien senior secured revolving loan 1
Coupon		8.98%
Spread		5.25%
Total investment portfolio		$ 1,300,500
Amortized Cost		1,127,900
Fair Value		$ 1,295,800
Investment, Identifier [Axis]: Spruce Bidco II Inc., First lien senior secured loan 1
Coupon		8.45%
Spread		4.75%
Total investment portfolio		$ 97,426,300
Amortized Cost		95,944,800
Fair Value		$ 97,426,300
Investment, Identifier [Axis]: Spruce Bidco II Inc., First lien senior secured loan 2
Coupon		6.00%
Spread		5.25%
Total investment portfolio		$ 13,464,700
Amortized Cost		13,394,300
Fair Value		$ 13,464,700
Investment, Identifier [Axis]: Spruce Bidco II Inc., First lien senior secured loan 3
Coupon		7.25%
Spread		5.00%
Total investment portfolio		$ 14,384,600
Amortized Cost		13,394,600
Fair Value		$ 14,384,600
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured loan 1
Coupon		8.97%	9.95%
Spread		5.25%	5.25%
Total investment portfolio		$ 19,463,200	$ 18,277,200
Amortized Cost		18,056,200	18,188,600
Fair Value		$ 19,074,000	$ 17,911,600
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured loan 2
Coupon		9.02%	9.82%
Spread		5.25%	5.25%
Total investment portfolio		$ 31,959,100	$ 32,283,600
Amortized Cost		31,587,900	31,851,200
Fair Value		$ 31,319,900	$ 31,637,900
Investment, Identifier [Axis]: St Athena Global LLC and St Athena Global Holdings Limited, First lien senior secured revolving loan
Coupon		9.10%	9.84%
Spread		5.25%	5.25%
Total investment portfolio		$ 627,800	$ 1,071,000
Amortized Cost		581,500	1,011,400
Fair Value		$ 539,200	$ 982,400
Investment, Identifier [Axis]: Star US Bidco LLC, First lien senior secured loan
Coupon			8.11%
Spread			3.75%
Total investment portfolio			$ 14,894,100
Amortized Cost			14,909,900
Fair Value			$ 14,950,000
Investment, Identifier [Axis]: Station Casinos LLC, First lien senior secured loan
Coupon			6.38%
Spread			2.00%
Total investment portfolio			$ 5,266,500
Amortized Cost			5,254,200
Fair Value			$ 5,269,000
Investment, Identifier [Axis]: Stepstone Group MidCo 2 GmbH, The, First lien senior secured loan
Coupon			8.83%
Spread			4.50%
Total investment portfolio			$ 14,000,000
Amortized Cost			13,860,000
Fair Value			$ 13,825,000
Investment, Identifier [Axis]: Sterilex LLC, First lien senior secured loan
Coupon		8.95%
Spread		5.25%
Total investment portfolio		$ 5,379,800
Amortized Cost		5,316,300
Fair Value		$ 5,312,500
Investment, Identifier [Axis]: Sterilex LLC, First lien senior secured revolving loan
Coupon		7.45%
Spread		3.75%
Total investment portfolio		$ 500
Amortized Cost		500
Fair Value		$ 500
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured loan
Coupon			9.08%
Spread			4.75%
Shares/Units (in shares)		138,674
Total investment portfolio			$ 2,621,500
Amortized Cost		$ 2,644,600	2,574,700
Fair Value		$ 2,644,600	$ 2,621,500
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured loan 2
Coupon			9.80%
Spread			5.25%
Total investment portfolio			$ 236,500
Amortized Cost			231,000
Fair Value			$ 236,500
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, First lien senior secured revolving loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 6,887,200
Amortized Cost		6,777,400
Fair Value		$ 6,887,200
Investment, Identifier [Axis]: Steward Partners Global Advisory, LLC and Steward Partners Investment Advisory, LLC, Senior subordinated loan
Coupon		11.00%
Total investment portfolio		$ 25,443,000
Amortized Cost		22,310,100
Fair Value		$ 22,278,200
Investment, Identifier [Axis]: Student Transportation of America, Inc., First lien senior secured loan 1
Coupon		6.94%
Spread		3.25%
Total investment portfolio		$ 7,163,600
Amortized Cost		7,144,200
Fair Value		$ 7,175,500
Investment, Identifier [Axis]: Student Transportation of America, Inc., First lien senior secured loan 2
Coupon		6.67%
Spread		3.00%
Total investment portfolio		$ 1,431,000
Amortized Cost		1,431,000
Fair Value		$ 1,435,100
Investment, Identifier [Axis]: Sugar PPC Buyer LLC, First lien senior secured loan
Coupon		8.41%	9.69%
Spread		4.75%	5.25%
Total investment portfolio		$ 26,148,800	$ 24,812,500
Amortized Cost		25,774,100	24,398,400
Fair Value		$ 26,148,800	$ 24,812,500
Investment, Identifier [Axis]: Summer (BC) Bidco B LLC, First lien senior secured loan 1
Coupon			9.59%
Spread			5.00%
Total investment portfolio			$ 1,955,400
Amortized Cost			1,946,000
Fair Value			$ 1,964,600
Investment, Identifier [Axis]: Summer (BC) Bidco B LLC, First lien senior secured loan 2
Coupon			9.09%
Spread			4.50%
Total investment portfolio			$ 1,007,100
Amortized Cost			1,007,100
Fair Value			$ 1,010,800
Investment, Identifier [Axis]: Summit Acquisition Inc., First lien senior secured loan
Coupon			8.08%
Spread			3.75%
Total investment portfolio			$ 9,000,000
Amortized Cost			8,985,400
Fair Value			$ 9,045,000
Investment, Identifier [Axis]: Sunbit Receivables Trust IV, Private asset-backed investment
Coupon		10.79%	11.56%
Spread		7.00%	7.25%
Shares/Units (in shares)			1,620,000
Total investment portfolio		$ 1,364,600
Amortized Cost		1,347,700	$ 1,602,300
Fair Value		$ 1,364,600	$ 1,620,000
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P., First lien senior secured loan
Coupon		8.67%	9.74%
Spread		5.00%	5.00%
Total investment portfolio		$ 34,767,100	$ 32,285,800
Amortized Cost		34,218,700	31,842,500
Fair Value		$ 34,767,100	$ 32,285,800
Investment, Identifier [Axis]: Sunvair Aerospace Group, Inc. and GB Helios Holdings, L.P., Series A common units
Shares/Units (in shares)		996	996
Amortized Cost		$ 996,000	$ 996,000
Fair Value		$ 1,676,400	$ 1,376,600
Investment, Identifier [Axis]: Superman Holdings, LLC, First lien senior secured loan
Coupon		8.17%
Spread		4.50%
Total investment portfolio		$ 51,974,100
Amortized Cost		51,806,000
Fair Value		$ 51,974,100
Investment, Identifier [Axis]: Superman Holdings, LLC., First lien senior secured loan
Coupon			8.86%
Spread			4.50%
Total investment portfolio			$ 39,579,900
Amortized Cost			39,391,700
Fair Value			$ 39,382,000
Investment, Identifier [Axis]: Surescripts, LLC, First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 101,202,300
Amortized Cost		100,708,300
Fair Value		$ 100,696,300
Investment, Identifier [Axis]: Surf Holdings S.a r.l., First lien senior secured loan
Coupon			7.95%
Spread			3.50%
Total investment portfolio			$ 16,415,800
Amortized Cost			16,463,900
Fair Value			$ 16,505,600
Investment, Identifier [Axis]: Surgery Center Holdings, Inc., First lien senior secured loan
Coupon		6.22%	7.09%
Spread		2.50%	2.75%
Total investment portfolio		$ 26,996,300	$ 34,538,100
Amortized Cost		27,048,700	34,605,700
Fair Value		$ 27,085,400	$ 34,774,000
Investment, Identifier [Axis]: Switch BBF, LLC, Private asset-backed investment
Coupon		11.37%
Spread		7.17%
Total investment portfolio		$ 1,957,200
Amortized Cost		1,957,200
Fair Value		$ 1,957,200
Investment, Identifier [Axis]: Switch Master Holdco LLC, Private asset backed investment 1
Coupon			7.44%
Spread			3.00%
Total investment portfolio			$ 20,052,000
Amortized Cost			20,052,000
Fair Value			$ 20,052,000
Investment, Identifier [Axis]: Switch Master Holdco LLC, Private asset backed investment 2
Coupon			7.44%
Spread			3.00%
Total investment portfolio			$ 14,357,800
Amortized Cost			13,937,000
Fair Value			$ 13,998,800
Investment, Identifier [Axis]: Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc., First lien senior secured loan
Coupon		8.44%
Spread		4.50%
Total investment portfolio		$ 834,300
Amortized Cost		739,600
Fair Value		$ 706,300
Investment, Identifier [Axis]: Symplr Software Inc. and Symplr Software Intermediate Holdings, Inc., Second lien senior secured loan
Coupon		11.82%
Spread		7.88%
Total investment portfolio		$ 17,013,500
Amortized Cost		13,714,100
Fair Value		$ 14,801,800
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP, Common stock
Shares/Units (in shares)		16,940	16,940
Amortized Cost		$ 1,694,000	$ 1,694,000
Fair Value		$ 1,718,900	$ 1,694,000
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP, First lien senior secured loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 23,296,700
Amortized Cost		22,946,700
Fair Value		$ 23,296,700
Investment, Identifier [Axis]: TCI Buyer LLC and TCI Holdings, LP., First lien senior secured loan
Coupon			9.09%
Spread			4.75%
Total investment portfolio			$ 23,687,400
Amortized Cost			23,337,700
Fair Value			$ 23,332,100
Investment, Identifier [Axis]: TCIFC 2023-1, Collaterized loan obligation
Coupon		8.83%
Spread		4.95%
Total investment portfolio		$ 1,800,000
Amortized Cost		1,800,000
Fair Value		$ 1,819,600
Investment, Identifier [Axis]: THPT 2023-THL, Commercial mortgage-backed security
Coupon		10.40%	10.40%
Total investment portfolio		$ 5,000,000	$ 5,000,000
Amortized Cost		4,988,200	4,987,500
Fair Value		$ 5,045,200	$ 5,021,500
Investment, Identifier [Axis]: TI VI Holdings 1, L.P., Private asset-backed investment
Coupon		9.31%
Shares/Units (in shares)		3,292
Amortized Cost		$ 3,387,200
Fair Value		$ 3,450,600
Investment, Identifier [Axis]: TPG IX Cardiff CI II, L.P., Limited partnership interest
Shares/Units (in shares)			4,814,025
Amortized Cost			$ 4,850,100
Fair Value			$ 4,814,000
Investment, Identifier [Axis]: TPG IX Cardiff Debt HoldCo I, LLC, TPG IX Cardiff Debt Holdco II, LLC, TPG IX Cardiff CI I, L.P., and TPG IX Cardiff CI II, L.P., First lien senior secured loan
Coupon		9.96%
Spread		6.00%
Total investment portfolio		$ 9,587,900
Amortized Cost		9,342,600
Fair Value		$ 9,587,900
Investment, Identifier [Axis]: TPG IX Cardiff Debt HoldCo I, LLC, TPG IX Cardiff Debt Holdco II, LLC, TPG IX Cardiff CI I, L.P., and TPG IX Cardiff CI II, L.P., Limited partnership interest
Shares/Units (in shares)		4,814,025
Amortized Cost		$ 4,850,100
Fair Value		$ 6,102,300
Investment, Identifier [Axis]: TPG IX Cardiff Debt HoldCo I, LLC, TPG IX Cardiff Debt Holdco II, LLC, TPG IX Cardiff CI I, L.P., and TPG IX Cardiff CI II, L.P., Limited partnership interest 1
Shares/Units (in shares)		535,870
Amortized Cost		$ 535,900
Fair Value		$ 535,900
Investment, Identifier [Axis]: TPG Partners VI, L.P., Limited partnership interest
Shares/Units (as a percent)		0.21
Amortized Cost		$ 190,100
Fair Value		$ 325,300
Investment, Identifier [Axis]: TPG Partners VIII, L.P., Limited partnership interests
Shares/Units (as a percent)		0.01
Amortized Cost		$ 1,562,900
Fair Value		$ 1,640,300
Investment, Identifier [Axis]: TSS Buyer, LLC ,First lien senior secured loan
Coupon			10.23%
Spread			5.50%
Total investment portfolio			$ 8,156,700
Amortized Cost			7,968,700
Fair Value			$ 8,156,700
Investment, Identifier [Axis]: TSS Buyer, LLC, First lien senior secured loan
Coupon		9.34%
Spread		5.50%
Total investment portfolio		$ 9,818,400
Amortized Cost		9,673,700
Fair Value		$ 9,818,400
Investment, Identifier [Axis]: TSWT Acquisition, Inc. and TSWT Holdings, LLC, Class A units
Shares/Units (in shares)		35
Amortized Cost		$ 768,000
Fair Value		$ 768,100
Investment, Identifier [Axis]: TSWT Acquisition, Inc. and TSWT Holdings, LLC, First lien senior secured loan
Coupon		8.73%
Spread		5.00%
Total investment portfolio		$ 13,677,500
Amortized Cost		13,532,800
Fair Value		$ 13,521,500
Investment, Identifier [Axis]: TSWT Acquisition, Inc. and TSWT Holdings, LLC, First lien senior secured revolving loan
Coupon		8.73%
Spread		5.00%
Total investment portfolio		$ 113,300
Amortized Cost		88,400
Fair Value		$ 87,900
Investment, Identifier [Axis]: TVG-MGT Upper Intermediate Holdings, LLC, Class A common units
Shares/Units (in shares)		2,281
Amortized Cost		$ 3,478,600
Fair Value		$ 3,478,600
Investment, Identifier [Axis]: TVG-MGT Upper Intermediate Holdings, LLC, Senior subordinated loan
Coupon, PIK		14.00%
Total investment portfolio		$ 21,912,900
Amortized Cost		21,323,300
Fair Value		$ 21,255,500
Investment, Identifier [Axis]: Talen Energy Supply LLC, First lien senior secured loan
Coupon			7.02%
Spread			2.50%
Total investment portfolio			$ 3,500,000
Amortized Cost			3,495,600
Fair Value			$ 3,508,800
Investment, Identifier [Axis]: Talon Buyer Inc. and Talon Holdings SCSP, Class A units
Shares/Units (in shares)		7,785,000
Amortized Cost		$ 7,785,000
Fair Value		$ 9,712,300
Investment, Identifier [Axis]: Talon Buyer Inc. and Talon Holdings SCSP, First lien senior secured loan
Coupon		8.39%
Spread		4.50%
Total investment portfolio		$ 22,263,300
Amortized Cost		21,927,300
Fair Value		$ 21,908,000
Investment, Identifier [Axis]: Team Health Holdings, Inc., First lien senior secured loan
Coupon		8.34%
Spread		4.50%
Total investment portfolio		$ 74,625,000
Amortized Cost		74,625,000
Fair Value		$ 74,811,600
Investment, Identifier [Axis]: Team Health Holdings, Inc., First lien senior secured notes
Coupon		8.38%
Total investment portfolio		$ 25,000,000
Amortized Cost		25,000,000
Fair Value		$ 25,301,300
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP, First lien senior secured loan
Coupon		8.71%
Spread		4.75%
Total investment portfolio		$ 7,527,400
Amortized Cost		7,428,900
Fair Value		$ 7,527,400
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP, First lien senior secured revolving loan 1
Coupon		8.95%
Spread		4.75%
Total investment portfolio		$ 245,500
Amortized Cost		240,800
Fair Value		$ 245,500
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP, First lien senior secured revolving loan 2
Coupon		10.50%
Spread		3.75%
Total investment portfolio		$ 103,200
Amortized Cost		101,200
Fair Value		$ 103,200
Investment, Identifier [Axis]: Telle Tire amp; Auto Service, LLC and Next Horizon Capital TireCo SPV, LP, Limited partnership interests
Shares/Units (in shares)		344,000
Amortized Cost		$ 344,000
Fair Value		$ 412,600
Investment, Identifier [Axis]: Tempo Acquisition, LLC, First lien senior secured loan
Coupon			6.61%
Spread			2.25%
Total investment portfolio			$ 12,880,300
Amortized Cost			12,883,100
Fair Value			$ 12,918,600
Investment, Identifier [Axis]: Tenable Holdings, Inc., First lien senior secured loan
Coupon			7.22%
Spread			2.75%
Total investment portfolio			$ 5,374,700
Amortized Cost			5,376,800
Fair Value			$ 5,390,400
Investment, Identifier [Axis]: Teneo Holdings LLC, First lien senior secured loan
Coupon			9.11%
Spread			4.75%
Total investment portfolio			$ 17,297,100
Amortized Cost			17,287,400
Fair Value			$ 17,434,100
Investment, Identifier [Axis]: Texas Debt Capital CLO 2024-II Ltd, Collaterized loan obligation
Coupon		9.12%	9.81%
Spread		5.25%	5.25%
Total investment portfolio		$ 4,100,000	$ 4,100,000
Amortized Cost		4,100,000	4,100,000
Fair Value		$ 4,134,400	$ 4,119,200
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, First lien senior secured loan
Coupon		6.72%	7.36%
Spread		3.00%	3.00%
Total investment portfolio		$ 43,448,900	$ 31,602,900
Amortized Cost		43,444,800	31,643,300
Fair Value		$ 43,635,300	$ 31,754,300
Investment, Identifier [Axis]: The Edelman Financial Center, LLC, Second lien senior secured loan
Coupon		8.97%	9.61%
Spread		5.25%	5.25%
Total investment portfolio		$ 61,285,000	$ 52,500,000
Amortized Cost		61,221,100	52,385,300
Fair Value		$ 61,080,900	$ 52,861,200
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured loan
Coupon			9.36%
Spread			5.00%
Total investment portfolio			$ 25,964,300
Amortized Cost			25,712,600
Fair Value			25,964,300
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured loan 1
Coupon		8.72%
Spread		5.00%
Total investment portfolio		$ 30,327,200
Amortized Cost		30,123,500
Fair Value		$ 30,327,200
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured loan 2
Coupon		8.54%
Spread		4.75%
Total investment portfolio		$ 2,563,500
Amortized Cost		2,546,400
Fair Value		$ 2,563,500
Investment, Identifier [Axis]: The Hiller Companies, LLC, First lien senior secured revolving loan
Total investment portfolio			0
Amortized Cost			0
Fair Value			$ 0
Investment, Identifier [Axis]: The Ultimus Group Midco, LLC, The Ultimus Group, LLC, and The Ultimus Group Aggregator, LP, First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 28,285,700
Amortized Cost		28,023,200
Fair Value		$ 28,144,300
Investment, Identifier [Axis]: Thevelia (US) LLC, First lien senior secured loan
Coupon			7.58%
Spread			3.25%
Total investment portfolio			$ 9,471,700
Amortized Cost			9,495,800
Fair Value			$ 9,519,100
Investment, Identifier [Axis]: Thoma Bravo Fund XI-A, L.P., Limited partnership interest
Shares/Units (as a percent)		0.16
Amortized Cost		$ 791,100
Fair Value		$ 1,010,600
Investment, Identifier [Axis]: Thoma Bravo Special Opportunities Fund II-A, L.P., Limited partnership interest
Shares/Units (as a percent)		0.57
Amortized Cost		$ 1,133,300
Fair Value		$ 1,452,100
Investment, Identifier [Axis]: Three Rivers Buyer, Inc., First lien senior secured loan
Coupon		8.60%
Spread		4.75%
Total investment portfolio		$ 5,872,200
Amortized Cost		5,800,800
Fair Value		$ 5,798,800
Investment, Identifier [Axis]: Thunder Generation, First lien senior secured loan
Coupon			7.33%
Spread			3.00%
Total investment portfolio			$ 16,758,000
Amortized Cost			16,686,100
Fair Value			$ 16,847,000
Investment, Identifier [Axis]: Tikehau Green Diamond II CFO Equity LP, Private asset backed investment
Coupon			10.60%
Spread			7.75%
Shares/Units (in shares)			2,791,938
Amortized Cost			$ 2,843,800
Fair Value			$ 2,836,000
Investment, Identifier [Axis]: Tikehau Green Diamond II CFO Equity LP, Private asset-backed investment
Coupon		9.77%
Spread		7.75%
Shares/Units (in shares)		3,405,672
Amortized Cost		$ 2,419,300
Fair Value		$ 2,914,100
Investment, Identifier [Axis]: Tikehau Ruby CLO Equity LP, Private asset backed investment
Coupon			13.06%
Spread			10.00%
Shares/Units (in shares)			1,613,487
Amortized Cost			$ 1,342,000
Fair Value			$ 1,271,400
Investment, Identifier [Axis]: Tikehau Ruby CLO Equity LP, Private asset-backed investment
Coupon		12.02%
Spread		10.00%
Shares/Units (in shares)		1,815,364
Amortized Cost		$ 514,600
Fair Value		$ 588,900
Investment, Identifier [Axis]: Tikehau Topaz LP, Private asset backed investment
Coupon			13.57%
Spread			9.00%
Shares/Units (in shares)			2,562,960
Amortized Cost			$ 2,244,400
Fair Value			$ 2,247,700
Investment, Identifier [Axis]: Tikehau Topaz LP, Private asset-backed investment
Coupon		12.67%
Spread		9.00%
Shares/Units (in shares)		3,314,856
Amortized Cost		$ 2,436,900
Fair Value		$ 2,474,200
Investment, Identifier [Axis]: Titan BW Borrower L.P., First lien senior secured loan
Coupon		9.25%
Coupon, PIK		2.88%
Spread		5.38%
Total investment portfolio		$ 62,057,400
Amortized Cost		61,481,500
Fair Value		$ 61,436,800
Investment, Identifier [Axis]: Topco, Inc., First lien senior secured loan
Coupon			8.20%
Spread			3.50%
Total investment portfolio			$ 24,871,000
Amortized Cost			24,877,000
Fair Value			$ 25,051,300
Investment, Identifier [Axis]: Touchdown Acquirer Inc., First lien senior secured loan
Coupon			7.58%
Spread			3.25%
Total investment portfolio			$ 2,176,300
Amortized Cost			2,171,100
Fair Value			$ 2,193,300
Investment, Identifier [Axis]: Trading Technologies International, Inc., First lien senior secured loan
Coupon		8.04%
Spread		4.25%
Total investment portfolio		$ 18,210,200
Amortized Cost		18,177,300
Fair Value		$ 18,187,400
Investment, Identifier [Axis]: Trans Union LLC, First lien senior secured loan
Coupon			6.11%
Spread			1.75%
Total investment portfolio			$ 11,485,900
Amortized Cost			11,471,600
Fair Value			$ 11,460,100
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 1
Coupon			6.83%
Spread			2.50%
Total investment portfolio			$ 21,753,400
Amortized Cost			21,746,500
Fair Value			$ 21,782,800
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 2
Coupon			7.08%
Spread			2.75%
Total investment portfolio			$ 16,514,900
Amortized Cost			16,558,400
Fair Value			$ 16,560,000
Investment, Identifier [Axis]: TransDigm Inc., First lien senior secured loan 3
Coupon			6.83%
Spread			2.50%
Total investment portfolio			$ 2,493,800
Amortized Cost			2,488,900
Fair Value			$ 2,497,600
Investment, Identifier [Axis]: TransMontaigne Operating Company L.P., First lien senior secured loan
Coupon		6.22%	7.61%
Spread		2.50%	3.25%
Total investment portfolio		$ 24,394,200	$ 17,555,700
Amortized Cost		24,402,700	17,538,200
Fair Value		$ 24,546,600	$ 17,684,500
Investment, Identifier [Axis]: Transit Technologies LLC, First lien senior secured loan 1
Coupon		8.72%
Spread		5.00%
Total investment portfolio		$ 11,995,100
Amortized Cost		11,918,000
Fair Value		$ 11,995,100
Investment, Identifier [Axis]: Transit Technologies LLC, First lien senior secured loan 2
Coupon		8.23%
Spread		4.50%
Total investment portfolio		$ 6,741,000
Amortized Cost		6,676,800
Fair Value		$ 6,673,600
Investment, Identifier [Axis]: Transit Technologies LLC., First lien senior secured loan
Coupon			9.17%
Spread			4.75%
Total investment portfolio			$ 10,947,700
Amortized Cost			10,843,900
Fair Value			$ 10,838,200
Investment, Identifier [Axis]: Trident TPI Holdings, Inc., First lien senior secured loan
Coupon		7.42%	8.19%
Spread		3.75%	3.75%
Total investment portfolio		$ 45,549,000	$ 37,895,900
Amortized Cost		45,479,900	37,913,800
Fair Value		$ 43,670,100	$ 38,180,200
Investment, Identifier [Axis]: Trident VI Parallel Fund, L.P., Limited partnership interest
Shares/Units (as a percent)		0.22
Amortized Cost		$ 1,323,800
Fair Value		$ 1,672,600
Investment, Identifier [Axis]: Trinity Capital Inc, Corporate bond
Coupon		7.54%	7.54%
Total investment portfolio		$ 29,700,000	$ 29,700,000
Amortized Cost		29,700,000	29,700,000
Fair Value		$ 30,066,600	$ 29,461,200
Investment, Identifier [Axis]: TriplePoint Venture Growth BDC Corp, Senior subordinated loan
Coupon		8.11%
Total investment portfolio		$ 32,900,000
Amortized Cost		32,900,000
Fair Value		$ 33,309,300
Investment, Identifier [Axis]: Truck-Lite Co., LLC, ECCO Holdings Corp., and Clarience Technologies, LLC, Class A common units
Shares/Units (in shares)		40,239
Amortized Cost		$ 4,023,900
Fair Value		$ 4,023,900
Investment, Identifier [Axis]: Truck-Lite Co., LLC, ECCO Holdings Corp., and Clarience Technologies, LLC, First lien senior secured loan
Coupon		8.48%
Spread		4.75%
Total investment portfolio		$ 97,810,000
Amortized Cost		96,437,400
Fair Value		$ 97,810,000
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC, Class A common units
Shares/Units (in shares)			1,072
Amortized Cost			$ 2,636,000
Fair Value			$ 2,767,700
Investment, Identifier [Axis]: Truck-Lite Co., LLC, Ecco Holdings Corp. and Clarience Technologies, LLC, First lien senior secured loan
Coupon			10.27%
Spread			5.75%
Total investment portfolio			$ 34,571,400
Amortized Cost			33,891,700
Fair Value			$ 34,571,400
Investment, Identifier [Axis]: Trucordia Insurance Holdings, LLC, First lien senior secured loan
Coupon		6.97%
Spread		3.25%
Total investment portfolio		$ 11,890,300
Amortized Cost		11,936,000
Fair Value		$ 11,801,200
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P., Common units
Shares/Units (in shares)		435,004
Amortized Cost		$ 448,200
Fair Value		$ 435,000
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P., First lien senior secured loan 1
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 3,825,900
Amortized Cost		3,779,600
Fair Value		$ 3,825,900
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P., First lien senior secured loan 2
Coupon		8.17%
Spread		4.50%
Total investment portfolio		$ 11,225,800
Amortized Cost		11,114,400
Fair Value		$ 11,225,800
Investment, Identifier [Axis]: U.S. Urology Partners, LLC, General Atlantic (USU) Blocker Collection Holdco, L.P., and General Atlantic (USU-2) Coinvest, L.P., Limited partnership interest
Shares/Units (in shares)		2,152,000
Amortized Cost		$ 2,152,000
Fair Value		$ 3,465,400
Investment, Identifier [Axis]: UFS, LLC and BV-UFS Aggregator, LLC , Membership interests
Shares/Units (in shares)		485,589
Amortized Cost		$ 485,600
Fair Value		$ 485,600
Investment, Identifier [Axis]: UFS, LLC and BV-UFS Aggregator, LLC, First lien senior secured loan
Coupon		8.50%
Spread		4.75%
Total investment portfolio		$ 34,769,800
Amortized Cost		34,434,700
Fair Value		$ 34,422,100
Investment, Identifier [Axis]: UFS, LLC and BV-UFS Aggregator, LLC, First lien senior secured revolving loan
Coupon		8.50%
Spread		4.75%
Total investment portfolio		$ 651,500
Amortized Cost		626,400
Fair Value		$ 625,500
Investment, Identifier [Axis]: UKG Inc. and Hamp;F Unite Partners, L.P., First lien senior secured loan
Coupon		6.34%
Spread		2.50%
Total investment portfolio		$ 49,101,600
Amortized Cost		49,119,700
Fair Value		$ 49,121,300
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, Common units 1
Shares/Units (in shares)		31,790	31,790
Amortized Cost		$ 3,179,000	$ 3,179,000
Fair Value		$ 3,767,200	$ 2,906,300
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, Common units 2
Shares/Units (in shares)		2,060	2,060
Amortized Cost		$ 173,000	$ 173,000
Fair Value		$ 244,100	$ 188,300
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, First lien senior secured loan
Coupon		8.42%	9.58%
Spread		4.75%	5.25%
Total investment portfolio		$ 13,491,500	$ 2,514,000
Amortized Cost		13,342,000	2,458,400
Fair Value		$ 13,491,500	2,514,000
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, First lien senior secured revolving loan
Total investment portfolio			0
Amortized Cost			0
Fair Value			$ 0
Investment, Identifier [Axis]: UP Intermediate II LLC and UPBW Blocker LLC, Senior preferred units
Coupon, PIK		15.00%
Shares/Units (in shares)		10,858
Amortized Cost		$ 1,158,800
Fair Value		$ 1,158,800
Investment, Identifier [Axis]: USALCO, LLC, First lien senior secured loan
Coupon		7.22%	8.36%
Spread		3.50%	4.00%
Total investment portfolio		$ 8,260,400	$ 23,631,800
Amortized Cost		8,309,000	23,592,800
Fair Value		$ 8,288,800	$ 23,779,500
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 1
Coupon		5.92%	6.58%
Spread		2.25%	2.25%
Total investment portfolio		$ 64,116,100	$ 41,733,600
Amortized Cost		64,118,200	41,740,800
Fair Value		$ 64,241,800	$ 41,624,200
Investment, Identifier [Axis]: USI, Inc., First lien senior secured loan 2
Coupon		5.92%	6.58%
Spread		2.25%	2.25%
Total investment portfolio		$ 24,671,400	$ 13,749,300
Amortized Cost		24,682,300	13,742,900
Fair Value		$ 24,705,700	$ 13,711,400
Investment, Identifier [Axis]: Ultra Clean Holdings, Inc., First lien senior secured loan
Coupon			7.61%
Spread			3.25%
Total investment portfolio			$ 5,892,100
Amortized Cost			5,892,300
Fair Value			$ 5,932,600
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, Class A interests
Shares/Units (in shares)		100	100
Amortized Cost		$ 100,000	$ 100,000
Fair Value		$ 169,400	$ 127,300
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, First lien senior secured loan
Coupon		9.51%	10.08%
Spread		5.75%	5.75%
Total investment portfolio		$ 15,224,700	$ 10,566,500
Amortized Cost		15,024,600	10,342,400
Fair Value		$ 15,224,700	$ 10,566,500
Investment, Identifier [Axis]: United Digestive MSO Parent, LLC and Koln Co-Invest Unblocked, LP, First lien senior secured revolving loan
Coupon			10.14%
Spread			5.75%
Total investment portfolio			$ 228,900
Amortized Cost			194,900
Fair Value			$ 228,900
Investment, Identifier [Axis]: United Talent Agency LLC, First lien senior secured loan
Coupon		6.75%	8.20%
Spread		3.00%	3.75%
Total investment portfolio		$ 14,895,900	$ 11,925,900
Amortized Cost		14,889,600	11,896,200
Fair Value		$ 14,989,000	$ 11,985,600
Investment, Identifier [Axis]: Unity Purchaser, LLC and Unity Ultimate Holdings, LP, Class A-1 units
Shares/Units (in shares)		2,271,000
Amortized Cost		$ 2,271,000
Fair Value		$ 2,198,600
Investment, Identifier [Axis]: Unity Purchaser, LLC and Unity Ultimate Holdings, LP, First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 13,828,900
Amortized Cost		13,646,900
Fair Value		$ 13,828,900
Investment, Identifier [Axis]: University Support Services LLC, First lien senior secured loan
Coupon		6.47%	7.11%
Spread		2.75%	2.75%
Total investment portfolio		$ 16,135,000	$ 33,905,600
Amortized Cost		16,111,400	33,887,300
Fair Value		$ 15,563,500	$ 34,032,800
Investment, Identifier [Axis]: UserZoom Technologies, Inc., First lien senior secured loan
Coupon		11.63%	12.75%
Spread		7.50%	7.50%
Total investment portfolio		$ 634,400	$ 634,400
Amortized Cost		624,400	621,400
Fair Value		$ 621,700	$ 628,100
Investment, Identifier [Axis]: VOYA 2021-3, Collaterized loan obligation 1
Coupon		9.80%
Spread		5.90%
Total investment portfolio		$ 2,500,000
Amortized Cost		2,500,000
Fair Value		$ 2,536,100
Investment, Identifier [Axis]: VOYA 2021-3, Collaterized loan obligation 2
Coupon		8.15%
Total investment portfolio		$ 1,875,000
Amortized Cost		1,875,000
Fair Value		$ 1,907,000
Investment, Identifier [Axis]: VOYA 2022-3, Collaterized loan obligation
Coupon			9.12%
Spread			4.50%
Total investment portfolio			$ 2,000,000
Amortized Cost			2,000,000
Fair Value			$ 2,050,600
Investment, Identifier [Axis]: VOYA 2024-1, Collaterized loan obligation
Coupon		10.55%	11.31%
Spread		6.65%	6.65%
Total investment portfolio		$ 1,681,900	$ 1,681,900
Amortized Cost		1,741,400	1,743,900
Fair Value		$ 1,697,800	$ 1,728,400
Investment, Identifier [Axis]: VOYA 2024-2, Collaterized loan obligation
Coupon		9.93%
Spread		6.05%
Total investment portfolio		$ 2,500,000
Amortized Cost		2,414,400
Fair Value		$ 2,524,400
Investment, Identifier [Axis]: VOYA 2025-1, Collaterized loan obligation
Coupon		8.48%
Spread		4.60%
Total investment portfolio		$ 5,215,000
Amortized Cost		5,192,900
Fair Value		$ 5,127,600
Investment, Identifier [Axis]: VOYA 2025-2, Collaterized loan obligation 1
Coupon		10.15%
Spread		6.25%
Total investment portfolio		$ 3,497,700
Amortized Cost		3,441,300
Fair Value		$ 3,561,100
Investment, Identifier [Axis]: VOYA 2025-2, Collaterized loan obligation 2
Coupon		14.62%
Total investment portfolio		$ 11,976,000
Amortized Cost		10,666,900
Fair Value		$ 10,346,300
Investment, Identifier [Axis]: VOYA 2025-3, Collaterized loan obligation
Coupon		9.73%
Spread		5.40%
Total investment portfolio		$ 3,000,000
Amortized Cost		3,000,000
Fair Value		$ 3,014,600
Investment, Identifier [Axis]: VOYA 2025-4, Collaterized loan obligation
Coupon		9.00%
Spread		5.10%
Total investment portfolio		$ 6,800,000
Amortized Cost		6,800,000
Fair Value		$ 6,826,800
Investment, Identifier [Axis]: VS Buyer, LLC, First lien senior secured loan
Coupon			7.12%
Spread			2.75%
Total investment portfolio			$ 7,561,500
Amortized Cost			7,544,400
Fair Value			$ 7,608,700
Investment, Identifier [Axis]: Vamos Bidco, Inc., First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 15,034,000
Amortized Cost		14,903,500
Fair Value		$ 14,883,700
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l. , Private asset-backed investment
Coupon		8.73%
Spread		6.85%
Total investment portfolio		$ 259,300
Amortized Cost		235,700
Fair Value		$ 259,300
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l. , Vantage Data Centers Europe S.a r.l. , Private asset-backed investment
Coupon		8.63%
Spread		6.75%
Total investment portfolio		$ 2,262,600
Amortized Cost		2,056,500
Fair Value		$ 2,262,600
Investment, Identifier [Axis]: Vantage Data Centers Europe S.a r.l., Private asset-backed investment
Coupon			9.61%
Spread			6.75%
Total investment portfolio			$ 1,995,600
Amortized Cost			2,029,400
Fair Value			$ 1,995,600
Investment, Identifier [Axis]: Varsity Brands Holding Co., Inc., Hercules Achievement, Inc. and BCPE Hercules Holdings, LP, First lien senior secured loan
Coupon		6.67%	8.27%
Spread		3.00%	3.75%
Total investment portfolio		$ 35,756,900	$ 71,048,400
Amortized Cost		35,713,900	70,749,500
Fair Value		$ 35,868,800	$ 71,066,200
Investment, Identifier [Axis]: Vector Capital IV, L.P., Limited partnership interest
Shares/Units (as a percent)		0.08
Amortized Cost		$ 198,700
Fair Value		$ 256,400
Investment, Identifier [Axis]: Vector Capital VI, L.P., Limited partnership interest
Shares/Units (as a percent)		0.02
Amortized Cost		$ 49,500
Fair Value		$ 47,900
Investment, Identifier [Axis]: Venture Global Plaquemines Lng LLC, First lien senior secured loan 1
Coupon		6.14%
Spread		2.23%
Total investment portfolio		$ 7,546,100
Amortized Cost		7,537,500
Fair Value		$ 7,502,100
Investment, Identifier [Axis]: Venture Global Plaquemines Lng LLC, First lien senior secured loan 2
Coupon		5.94%
Spread		2.23%
Total investment portfolio		$ 943,900
Amortized Cost		942,800
Fair Value		$ 939,200
Investment, Identifier [Axis]: Verde Purchaser LLC, First lien senior secured loan
Coupon			8.83%
Spread			4.50%
Total investment portfolio			$ 6,982,500
Amortized Cost			6,947,500
Fair Value			6,998,400
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, Class B common units
Shares/Units (in shares)		351
Amortized Cost		$ 351,000	351,000
Fair Value		$ 227,000	$ 661,600
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan
Spread		6.00%
Total investment portfolio		$ 33,921,900
Amortized Cost		33,562,300
Fair Value		$ 30,370,500
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan 1
Coupon			10.13%
Spread			5.75%
Total investment portfolio			$ 31,424,200
Amortized Cost			31,048,500
Fair Value			$ 31,424,200
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured loan 2
Coupon			9.50%
Spread			5.00%
Total investment portfolio			$ 266,100
Amortized Cost			204,400
Fair Value			$ 266,100
Investment, Identifier [Axis]: Vertex Service Partners, LLC and Vertex Service Partners Holdings, LLC, First lien senior secured revolving loan
Coupon		9.67%	10.12%
Spread		6.00%	5.75%
Total investment portfolio		$ 821,600	$ 2,616,100
Amortized Cost		770,400	2,554,400
Fair Value		$ 585,300	$ 2,616,100
Investment, Identifier [Axis]: Vestar Capital Partners VII, L.P., Limited partnership interest
Shares/Units (as a percent)		0.26
Amortized Cost		$ 1,889,700
Fair Value		$ 1,960,300
Investment, Identifier [Axis]: VetPartners Group Limited, First lien senior secured loan 1
Coupon		9.54%
Spread		5.50%
Total investment portfolio		$ 48,886,900
Amortized Cost		48,175,600
Fair Value		$ 48,905,100
Investment, Identifier [Axis]: VetPartners Group Limited, First lien senior secured loan 2
Coupon		7.61%
Spread		5.50%
Total investment portfolio		$ 3,132,400
Amortized Cost		3,086,800
Fair Value		$ 3,133,500
Investment, Identifier [Axis]: VetPartners Group Limited, First lien senior secured loan 3
Coupon		14.22%
Spread		10.25%
Total investment portfolio		$ 2,576,800
Amortized Cost		2,421,900
Fair Value		$ 2,576,800
Investment, Identifier [Axis]: Viant Medical Holdings, Inc., First lien senior secured loan
Coupon			8.60%
Spread			4.00%
Total investment portfolio			$ 26,361,400
Amortized Cost			26,229,800
Fair Value			$ 26,616,900
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., First lien senior secured loan
Coupon		8.19%	9.08%
Spread		4.50%	4.75%
Total investment portfolio		$ 67,024,300	$ 49,849,000
Amortized Cost		66,606,700	49,377,600
Fair Value		$ 66,856,700	$ 49,350,600
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., First lien senior secured revolving loan
Coupon		8.23%	8.26%
Spread		4.50%	4.75%
Total investment portfolio		$ 966,200	$ 1,012,600
Amortized Cost		898,100	948,500
Fair Value		$ 909,600	$ 922,400
Investment, Identifier [Axis]: Victors Purchaser, LLC and WP Victors Co-Investment, L.P., Partnership units
Shares/Units (in shares)		3,544,085	1,807,000
Amortized Cost		$ 3,547,900	$ 1,809,900
Fair Value		$ 8,212,300	$ 1,913,600
Investment, Identifier [Axis]: Victory Buyer LLC, First lien senior secured loan
Coupon			8.22%
Spread			3.75%
Total investment portfolio			$ 14,277,800
Amortized Cost			13,947,200
Fair Value			$ 13,989,600
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan
Coupon			9.52%
Spread			5.00%
Total investment portfolio			$ 14,928,700
Amortized Cost			14,781,800
Fair Value			$ 14,779,400
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan 1
Coupon		8.42%	9.70%
Spread		4.75%	5.00%
Total investment portfolio		$ 16,075,200	$ 8,634,100
Amortized Cost		15,949,300	8,613,000
Fair Value		$ 16,075,200	$ 8,547,700
Investment, Identifier [Axis]: Viper Bidco, Inc., First lien senior secured loan 2
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 9,194,800
Amortized Cost		8,540,100
Fair Value		$ 9,194,800
Investment, Identifier [Axis]: Vista Equity Partners Fund V-A, L.P., Limited partnership interest
Shares/Units (as a percent)		0.02
Amortized Cost		$ 768,500
Fair Value		$ 883,200
Investment, Identifier [Axis]: Vista Higher Learning, LLC, First lien senior secured loan
Coupon		8.46%
Spread		4.75%
Total investment portfolio		$ 27,724,400
Amortized Cost		27,460,700
Fair Value		$ 27,447,200
Investment, Identifier [Axis]: Vista Higher Learning, LLC, First lien senior secured loan 1
Coupon		7.21%
Spread		3.50%
Total investment portfolio		$ 1,000
Amortized Cost		1,000
Fair Value		$ 1,000
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured loan 1
Coupon		8.87%
Coupon, PIK			13.36%
Spread		4.75%	9.00%
Total investment portfolio		$ 30,062,700	$ 306,100
Amortized Cost		29,783,200	288,000
Fair Value		$ 29,762,100	306,100
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured loan 2
Total investment portfolio			7,702,700
Amortized Cost			7,370,800
Fair Value			$ 2,310,800
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, First lien senior secured revolving loan
Coupon			9.69%
Spread			5.00%
Total investment portfolio			$ 800
Amortized Cost			800
Fair Value			$ 800
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, Warrant to purchase Class B units
Shares/Units (in shares)			5,403
Investment, Identifier [Axis]: Vobev, LLC and Vobev Holdings, LLC, Warrant to purchase ordinary share
Shares/Units (in shares)			398
Investment, Identifier [Axis]: Voldex Entertainment Limited, First lien senior secured loan
Coupon		10.94%
Spread		7.25%
Total investment portfolio		$ 18,600
Amortized Cost		18,300
Fair Value		$ 18,600
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, Class A common units
Shares/Units (in shares)		1,111	1,111
Amortized Cost		$ 0	$ 0
Fair Value		$ 539,900	$ 0
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, Class A preferred units
Coupon, PIK		10.00%	10.00%
Shares/Units (in shares)		11,930	11,930
Amortized Cost		$ 1,397,900	$ 1,266,400
Fair Value		$ 1,397,900	$ 1,097,200
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured loan
Coupon		8.42%	9.58%
Spread		4.75%	5.25%
Total investment portfolio		$ 30,915,300	$ 22,966,600
Amortized Cost		30,553,400	22,634,900
Fair Value		$ 30,915,300	$ 22,736,900
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured revolving loan 1
Coupon		7.67%
Spread		4.00%
Total investment portfolio		$ 5,982,400
Amortized Cost		5,894,800
Fair Value		$ 5,982,400
Investment, Identifier [Axis]: W.S. Connelly amp; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured revolving loan 2
Coupon		9.75%
Spread		3.00%
Total investment portfolio		$ 1,994,100
Amortized Cost		1,877,300
Fair Value		$ 1,994,100
Investment, Identifier [Axis]: W.S. Connelly and; Co., LLC and WSC Ultimate Holdings, LLC, First lien senior secured revolving loan
Coupon			8.33%
Spread			4.00%
Total investment portfolio			$ 7,178,900
Amortized Cost			6,928,000
Fair Value			$ 7,039,300
Investment, Identifier [Axis]: WCAS XIII, L.P., Limited partnership interest
Shares/Units (as a percent)		0.05
Amortized Cost		$ 874,100
Fair Value		$ 1,740,200
Investment, Identifier [Axis]: WCG Purchaser Corp., First lien senior secured loan
Coupon		6.72%
Spread		3.00%
Total investment portfolio		$ 14,912,600
Amortized Cost		14,850,100
Fair Value		$ 14,933,600
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., First lien senior secured loan
Coupon			10.78%
Spread			6.25%
Total investment portfolio			$ 4,414,200
Amortized Cost			4,321,700
Fair Value			$ 4,414,200
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., Limited partnership interest
Shares/Units (in shares)		731,000
Amortized Cost		$ 731,600
Fair Value		$ 752,100
Investment, Identifier [Axis]: WCI-BXC Purchaser, LLC and WCI-BXC Investment Holdings, L.P., Limited partnership interests
Shares/Units (in shares)			731,000
Amortized Cost			$ 731,600
Fair Value			$ 676,900
Investment, Identifier [Axis]: WCP Bridge Fund, L.P., Limited partnership interest
Shares/Units (as a percent)		0.15
Amortized Cost		$ 87,600
Fair Value		$ 347,900
Investment, Identifier [Axis]: WEC US Holdings Ltd., First lien senior secured loan
Coupon		5.87%	6.80%
Spread		2.00%	2.25%
Total investment portfolio		$ 68,027,300	$ 34,770,400
Amortized Cost		67,872,800	34,748,200
Fair Value		$ 68,117,100	$ 34,763,100
Investment, Identifier [Axis]: WEHPK 2022-1, Collaterized loan obligation
Coupon		9.35%
Spread		5.40%
Total investment portfolio		$ 5,300,000
Amortized Cost		5,300,000
Fair Value		$ 5,177,000
Investment, Identifier [Axis]: WILDPK 2024-1, Collaterized loan obligation
Coupon		9.63%	10.33%
Spread		5.75%	5.75%
Total investment portfolio		$ 1,117,500	$ 1,117,500
Amortized Cost		1,117,500	1,117,500
Fair Value		$ 1,127,900	$ 1,142,600
Investment, Identifier [Axis]: WIN Waste Innovations Holdings Inc., First lien senior secured loan
Coupon		6.58%
Spread		2.75%
Total investment portfolio		$ 25,084,800
Amortized Cost		25,111,100
Fair Value		$ 25,126,600
Investment, Identifier [Axis]: WONPK 2025-1, Collaterized loan obligation
Coupon		9.22%
Spread		4.90%
Total investment portfolio		$ 3,350,000
Amortized Cost		3,350,000
Fair Value		$ 3,367,700
Investment, Identifier [Axis]: WPCG Aspire Holdings, LLC, Private asset-backed investment
Coupon		11.50%
Total investment portfolio		$ 11,638,500
Amortized Cost		11,006,800
Fair Value		$ 10,963,800
Investment, Identifier [Axis]: WRE Sports Investments LLC, First lien senior secured loan
Coupon		11.00%	11.00%
Coupon, PIK		5.50%	5.50%
Total investment portfolio		$ 38,217,800	$ 34,254,500
Amortized Cost		37,555,300	33,473,100
Fair Value		$ 38,217,800	$ 33,393,300
Investment, Identifier [Axis]: WU Holdco, Inc., First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 9,795,600
Amortized Cost		9,751,600
Fair Value		$ 9,795,600
Investment, Identifier [Axis]: WU Holdco, Inc., First lien senior secured revolving loan
Coupon		8.44%
Spread		4.75%
Total investment portfolio		$ 79,700
Amortized Cost		75,500
Fair Value		$ 79,700
Investment, Identifier [Axis]: Wand Newco 3, Inc., First lien senior secured loan
Coupon		6.22%	7.61%
Spread		2.50%	3.25%
Total investment portfolio		$ 69,496,400	$ 58,283,700
Amortized Cost		69,465,400	58,277,900
Fair Value		$ 69,533,200	$ 58,462,600
Investment, Identifier [Axis]: Wash Multifamily Parent Inc, First lien senior secured loan
Coupon		6.97%
Spread		3.25%
Total investment portfolio		$ 2,012,500
Amortized Cost		2,024,900
Fair Value		$ 2,027,600
Investment, Identifier [Axis]: Watt Holdco Limited, First lien senior secured loan 1
Coupon		7.32%	8.84%
Spread		5.25%	6.00%
Total investment portfolio		$ 3,261,000	$ 2,775,000
Amortized Cost		3,012,200	2,889,400
Fair Value		$ 3,223,300	$ 2,789,300
Investment, Identifier [Axis]: Watt Holdco Limited, First lien senior secured loan 2
Coupon		8.98%	10.70%
Spread		5.25%	6.00%
Total investment portfolio		$ 1,722,200	$ 1,366,800
Amortized Cost		1,593,700	1,423,100
Fair Value		$ 1,703,700	$ 1,373,800
Investment, Identifier [Axis]: Waystar Technologies, Inc., First lien senior secured loan
Coupon		5.72%	6.59%
Spread		2.00%	2.25%
Total investment portfolio		$ 28,680,400	$ 13,263,000
Amortized Cost		28,648,900	13,261,200
Fair Value		$ 28,823,800	$ 13,301,700
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, Class A-2 preferred units
Coupon			8.00%
Shares/Units (in shares)		2,106,000	2,106,000
Amortized Cost		$ 2,203,300	$ 2,203,300
Fair Value		$ 2,518,500	$ 2,188,100
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, First lien senior secured loan
Coupon		8.42%	9.33%
Spread		4.75%	5.00%
Total investment portfolio		$ 45,452,100	$ 51,464,700
Amortized Cost		45,092,900	50,999,300
Fair Value		$ 45,452,100	$ 51,464,700
Investment, Identifier [Axis]: Wellington Bidco Inc. and Wellington TopCo LP, First lien senior secured revolving loan
Coupon		8.42%	9.33%
Spread		4.75%	5.00%
Total investment portfolio		$ 1,189,700	$ 1,189,700
Amortized Cost		1,125,700	1,111,200
Fair Value		$ 1,189,700	$ 1,189,700
Investment, Identifier [Axis]: Wellington-Altus Financial Inc., Common stock
Shares/Units (in shares)		74,003	46,562
Amortized Cost		$ 2,614,200	$ 1,559,000
Fair Value		$ 3,883,100	$ 1,631,400
Investment, Identifier [Axis]: Wellington-Altus Financial Inc., First lien senior secured loan
Coupon		7.55%	9.11%
Spread		5.00%	5.00%
Total investment portfolio		$ 824,600	$ 794,700
Amortized Cost		817,100	823,200
Fair Value		$ 824,600	$ 782,700
Investment, Identifier [Axis]: Wellspring Capital Partners VI (Onshore), L.P., Limited partnership interest
Shares/Units (as a percent)		0.12
Amortized Cost		$ 1,869,200
Fair Value		$ 1,514,200
Investment, Identifier [Axis]: Werner Finco LP, First lien senior secured loan
Coupon		9.21%
Spread		5.50%
Total investment portfolio		$ 92,774,800
Amortized Cost		91,500,000
Fair Value		$ 92,774,800
Investment, Identifier [Axis]: Wharf Street Ratings Acquisition LLC, First lien senior secured loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 25,137,200
Amortized Cost		24,909,900
Fair Value		$ 24,948,700
Investment, Identifier [Axis]: Whatabrands LLC, First lien senior secured loan
Coupon		6.22%	6.86%
Spread		2.50%	2.50%
Total investment portfolio		$ 55,716,300	$ 13,403,600
Amortized Cost		55,566,000	13,402,500
Fair Value		$ 55,847,800	$ 13,416,500
Investment, Identifier [Axis]: White Cap Supply Holdings, LLC, First lien senior secured loan
Coupon			7.61%
Spread			3.25%
Total investment portfolio			$ 1,300,000
Amortized Cost			1,300,000
Fair Value			$ 1,301,100
Investment, Identifier [Axis]: WhiteWater Matterhorn Holdings, LLC, First lien senior secured loan
Coupon		6.31%
Spread		2.25%
Total investment portfolio		$ 7,000,000
Amortized Cost		7,006,800
Fair Value		$ 7,020,700
Investment, Identifier [Axis]: WideOpenWest Finance, LLC, First lien senior secured loan
Coupon		11.17%	11.55%
Spread		7.00%	7.00%
Total investment portfolio		$ 105,200	$ 3,259,200
Amortized Cost		105,800	3,228,300
Fair Value		$ 106,900	$ 3,389,600
Investment, Identifier [Axis]: Wilbur-Ellis Holdings II LLC, First lien senior secured revolving loan
Coupon		8.00%
Spread		4.25%
Total investment portfolio		$ 5,316,800
Amortized Cost		5,058,000
Fair Value		$ 5,027,700
Investment, Identifier [Axis]: William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), First lien senior secured loan
Coupon			7.22%
Spread			2.75%
Total investment portfolio			$ 39,645,600
Amortized Cost			39,669,700
Fair Value			$ 39,695,200
Investment, Identifier [Axis]: Wind Point Partners VIII-A, L.P., Limited partnership interest
Shares/Units (as a percent)		0.14
Amortized Cost		$ 702,600
Fair Value		$ 568,200
Investment, Identifier [Axis]: WorkWave Intermediate II, LLC, First lien senior secured loan
Coupon		9.94%
Coupon, PIK		3.13%
Spread		6.25%
Total investment portfolio		$ 180,118,200
Amortized Cost		178,394,900
Fair Value		$ 178,317,000
Investment, Identifier [Axis]: WorkWave Intermediate II, LLC, First lien senior secured revolving loan
Coupon		9.44%
Spread		5.75%
Total investment portfolio		$ 1,545,000
Amortized Cost		1,306,800
Fair Value		$ 1,297,800
Investment, Identifier [Axis]: World Insurance Associates, LLC and World Associates Holdings, LLC, First lien senior secured loan
Coupon		8.67%	10.08%
Spread		5.00%	5.75%
Total investment portfolio		$ 15,580,000	$ 17,072,400
Amortized Cost		15,471,600	16,891,200
Fair Value		$ 15,580,000	$ 17,072,400
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., Common units
Shares/Units (in shares)		50,000	50,000
Amortized Cost		$ 50,300	$ 50,300
Fair Value			$ 11,700
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured loan
Coupon		11.59%	10.50%
Spread		7.75%	6.25%
Total investment portfolio		$ 7,916,100	$ 7,693,900
Amortized Cost		7,799,200	7,538,200
Fair Value		$ 6,887,000	$ 7,463,000
Investment, Identifier [Axis]: Worldwide Produce Acquisition, LLC and REP WWP Coinvest IV, L.P., First lien senior secured revolving loan
Coupon		10.61%
Spread		6.75%
Total investment portfolio		$ 127,100
Amortized Cost		114,200
Fair Value		$ 16,900
Investment, Identifier [Axis]: Wrench Group LLC, First lien senior secured loan
Coupon			8.59%
Spread			4.00%
Total investment portfolio			$ 54,751,800
Amortized Cost			53,586,900
Fair Value			$ 52,424,900
Investment, Identifier [Axis]: Xplor T1, LLC, First lien senior secured loan
Coupon		7.29%	7.83%
Spread		3.50%	3.50%
Total investment portfolio		$ 38,921,200	$ 16,129,600
Amortized Cost		38,713,200	16,123,000
Fair Value		$ 38,823,900	$ 16,250,500
Investment, Identifier [Axis]: Zayo Group Holdings, Inc., First lien senior secured loan
Coupon		6.83%	7.47%
Coupon, PIK		0.50%
Spread		3.00%	3.00%
Total investment portfolio		$ 21,381,500	$ 24,912,000
Amortized Cost		20,322,700	22,657,900
Fair Value		$ 20,234,400	$ 23,282,300
Investment, Identifier [Axis]: Zayo Group Holdings, Inc., Senior subordinated loan
Coupon		5.75%
Total investment portfolio		$ 3,248,600
Amortized Cost		3,086,600
Fair Value		$ 3,086,200
Investment, Identifier [Axis]: Zelis Cost Management Buyer, Inc., First lien senior secured loan
Coupon			7.11%
Spread			2.75%
Total investment portfolio			$ 5,962,400
Amortized Cost			5,948,900
Fair Value			$ 5,965,800
Investment, Identifier [Axis]: Zelis Payments Buyer, Inc., First lien senior secured loan
Coupon			7.61%
Spread			3.25%
Total investment portfolio			$ 65,250,000
Amortized Cost			64,968,700
Fair Value			$ 65,413,100
Investment, Identifier [Axis]: Zelis Payments Buyer, Inc., First lien senior secured loan 1
Coupon		7.08%
Spread		3.25%
Total investment portfolio		$ 11,366,500
Amortized Cost		11,345,900
Fair Value		$ 11,267,000
Investment, Identifier [Axis]: Zeppelin US Buyer Inc. and Providence Equity Partners IX-C L.P., First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 10,690,100
Amortized Cost		10,589,500
Fair Value		$ 10,583,200
Investment, Identifier [Axis]: Zeppelin US Buyer Inc. and Providence Equity Partners IX-C L.P., Limited partnership interest
Shares/Units (in shares)		1,379,436
Amortized Cost		$ 1,390,700
Fair Value		$ 1,379,400
Investment, Identifier [Axis]: Zinc Buyer Corporation and Marmic Fire amp; Safety Co., Inc., First lien senior secured loan
Coupon		8.42%
Spread		4.75%
Total investment portfolio		$ 51,880,400
Amortized Cost		51,505,900
Fair Value		$ 51,880,400
Investment, Identifier [Axis]: Zinc Buyer Corporation, First lien senior secured loan
Coupon			9.08%
Spread			4.75%
Total investment portfolio			$ 51,284,400
Amortized Cost			50,848,600
Fair Value			$ 50,771,600
Investment, Identifier [Axis]: ZocDoc, Inc.
Coupon			11.02%
Spread			6.50%
Total investment portfolio			$ 32,500,000
Amortized Cost			31,146,500
Fair Value			$ 32,500,000
Investment, Identifier [Axis]: ZocDoc, Inc., First lien senior secured loan 1
Coupon		9.12%
Spread		5.25%
Total investment portfolio		$ 30,146,400
Amortized Cost		29,898,200
Fair Value		$ 30,146,400
Investment, Identifier [Axis]: ZocDoc, Inc., First lien senior secured loan 2
Coupon		7.37%
Spread		3.50%
Total investment portfolio		$ 1,000
Amortized Cost		1,000
Fair Value		$ 1,000
Investment, Identifier [Axis]: Zuffa Guarantor LLC, First lien senior secured loan
Coupon			6.77%
Spread			2.25%
Total investment portfolio			$ 30,000,000
Amortized Cost			29,962,800
Fair Value			$ 30,129,600
Investment, Identifier [Axis]: Zuora, Inc., First lien senior secured loan
Coupon			7.83%
Spread			3.50%
Total investment portfolio			$ 20,000,000
Amortized Cost			19,900,000
Fair Value			$ 19,900,000
Investment, Identifier [Axis]: athenahealth Group Inc., First lien senior secured loan
Coupon		6.47%	7.61%
Spread		2.75%	3.25%
Total investment portfolio		$ 91,730,000	$ 54,425,700
Amortized Cost		91,266,900	53,703,900
Fair Value		$ 91,825,400	$ 54,483,900
Investment, Identifier [Axis]: eResearch Technology, Inc., First lien senior secured loan
Coupon			8.36%
Spread			4.00%
Total investment portfolio			$ 73,056,400
Amortized Cost			72,289,600
Fair Value			$ 73,444,300
Investment, Identifier [Axis]: eResearch Technology, Inc., Second lien senior secured loan
Coupon			12.46%
Spread			8.00%
Total investment portfolio			$ 8,904,500
Amortized Cost			8,506,100
Fair Value			8,904,500
Investment, Identifier [Axis]: eResearch Technology, Inc., Second lien senior secured loan | eResearch Technology, Inc.
Amortized Cost			80,795,700
Fair Value			$ 82,348,800
Investment, Identifier [Axis]: eResearchTechnology, Inc. and Astorg VII Co-Invest ERT, First lien senior secured loan
Coupon		8.47%
Spread		4.75%
Total investment portfolio		$ 77,899,000
Amortized Cost		77,234,800
Fair Value		$ 77,899,000
Investment, Identifier [Axis]: iCapital, Inc., Common stock
Shares/Units (in shares)		1,776,038
Amortized Cost		$ 24,864,000
Fair Value		$ 26,157,000
Investment, Identifier [Axis]: pH Beauty Holdings III, Inc., First lien senior secured loan
Coupon		8.78%
Spread		5.00%
Total investment portfolio		$ 12,775,700
Amortized Cost		12,694,200
Fair Value		$ 12,775,700

[1]	See accompanying notes to consolidated financial statements.